UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2015 – JUNE 30, 2015

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds
June 30, 2015
AMG Chicago Equity Partners Balanced Fund

Investor Class: MBEAX | Service Class: MBESX | Institutional Class: MBEYX
AMG Chicago Equity Partners Small Cap Value Fund

Investor Class: CESVX | Service Class: CESSX | Institutional Class: CESIX
AMG Managers High Yield Fund

Investor Class: MHHAX | Institutional Class: MHHYX |
AMG Managers Intermediate Duration Government Fund: MGIDX
AMG Managers Short Duration Government Fund: MGSDX

www.amgfunds.com	SAR009-0615

AMG Funds Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Chicago Equity Partners Balanced Fund	5
AMG Chicago Equity Partners Small Cap Value Fund	14
AMG Managers High Yield Fund	18
AMG Managers Intermediate Duration Government Fund	34
AMG Managers Short Duration Government Fund	40

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	49

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	56
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	59
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	60
Detail of changes in assets for the past two periods

Financial Highlights	62
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	69
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	78

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS	82

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2015	Expense Ratio for the Period	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During the Period*
AMG Chicago Equity Partners Balanced Fund
Investor Class
Based on Actual Fund Return	1.09%	$1,000	$1,029	$5.48
Hypothetical (5% return before expenses)	1.09%	$1,000	$1,019	$5.46
Service Class
Based on Actual Fund Return	0.94%	$1,000	$1,029	$4.72
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.70
Institutional Class
Based on Actual Fund Return	0.84%	$1,000	$1,030	$4.23
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21
AMG Chicago Equity Partners Small Cap Value Fund**
Investor Class
Based on Actual Fund Return	1.35%	$1,000	$1,001	$6.70
Hypothetical (5% return before expenses)	1.35%	$1,000	$1,018	$6.76
Service Class
Based on Actual Fund Return	1.05%	$1,000	$1,003	$5.21
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$1,004	$4.72
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.76
AMG Managers High Yield Fund
Investor Class
Based on Actual Fund Return	1.15%	$1,000	$1,022	$5.76
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.76
Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,023	$4.51
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.51
AMG Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.89%	$1,000	$1,004	$4.42
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
AMG Managers Short Duration Government Fund
Based on Actual Fund Return	0.78%	$1,000	$1,004	$3.88
Hypothetical (5% return before expenses)	0.78%	$1,000	$1,021	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.
**	Commencement of operations was on January 2, 2015.

2

Fund Performance (unaudited)
Periods ended June 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Chicago Equity Partners Balanced Fund[2,3,4,5,6]
Investor Class	2.86%	6.12%	11.70%	7.47%	8.12%	01/02/97
Service Class	2.91%	6.37%	—	—	11.49%	11/30/12
Institutional Class	3.02%	6.42%	11.99%	7.74%	8.51%	01/02/97
60% Russell 1000® Index7/40% Barclays U.S. Aggregate Index[8]	1.09%	5.35%	12.05%	7.26%	7.56%	01/02/97	†
AMG Chicago Equity Partners Small Cap Value Fund[2,9,10,11]
Investor Class	0.10%	—	—	—	0.10%	12/31/14
Service Class	0.30%	—	—	—	0.30%	12/31/14
Institutional Class	0.40%	—	—	—	0.40%	12/31/14
Russell 2000 Value® Index[12]	0.76%	—	—	—	0.76%	12/31/14	†
AMG Managers High Yield Fund[2,6,10,13,14,15,16]
Investor Class	2.15%	(0.16)%	7.99%	6.53%	6.53%	01/02/98
Institutional Class	2.27%	0.02%	8.27%	6.81%	6.67%	03/02/98
Barclays U.S. Corporate High Yield Bond Index[17]	2.53%	(0.40)%	8.61%	7.89%	6.79%	12/31/97
AMG Managers Intermediate Duration Government Fund[2,6,13,16,18,19]	0.37%	2.30%	3.22%	4.57%	5.92%	03/31/92
Barclays U.S. Aggregate Index[8]	(0.10)%	1.86%	3.35%	4.44%	5.98%	03/31/92	†
Citigroup Mortgage Index[20]	0.36%	2.35%	2.89%	4.60%	5.89%	03/31/92	†
AMG Managers Short Duration Government Fund[2,6,13,16,18,19]	0.42%	0.51%	0.89%	2.13%	3.64%	03/31/92
BofA Merrill Lynch 6-Month U.S. Treasury Bill Index[21]	0.11%	0.17%	0.21%	1.73%	3.14%	03/31/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.
[4]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[6]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[7]	The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. The Russell 1000® Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	The Barclays U.S. Aggregate Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. The Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[9]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings history and a reliance on one or a limited number of products. The stocks of small capitalization companies may experience greater price volatility than those of larger, more established companies.

Fund Performance (continued)

[10]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[11]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[12]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.
[13]	Fixed income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[14]	The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[15]	A short-term redemption fee of 2% will be charged on shares held for less than 90 days.
[16]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.
[17]	The Barclays U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service, Inc.). Unlike the Fund, the Barclays U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[18]	Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
[19]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.
[20]	The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.
[21]	The BofA Merrill Lynch 6-Month U.S. Treasury Bill Index is an unmanaged index that measures returns of 6-month Treasury Bills. Unlike the Fund, the BofA Merrill Lynch 6-Month Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Index and the Russell 2000® Index are registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Chicago Equity Partners Balanced Fund Fund Snapshots (unaudited) June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Chicago Equity Partners Balanced Fund**
U.S. Government and Agency Obligations	32.9%
Information Technology	13.5%
Financials	10.3%
Health Care	10.2%
Consumer Discretionary	9.3%
Industrials	8.4%
Consumer Staples	4.6%
Energy	3.2%
Materials	3.0%
Utilities	1.6%
Telecommunication Services	1.5%
Other Assets and Liabilities	1.5%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.*	3.2%
U.S. Treasury Notes, 2.500%, 05/15/24*	2.6
U.S. Treasury Notes, 2.250%, 11/15/24	2.5
U.S. Treasury Notes, 0.750%, 03/31/18*	2.1
U.S. Treasury Notes, 0.250%, 05/15/16	2.0
U.S. Treasury Notes, 2.625%, 08/15/20*	2.0
U.S. Treasury Bonds, 2.750%, 08/15/42*	1.9
U.S. Treasury Notes, 0.625%, 12/15/16	1.4
The Walt Disney Co.	1.3
U.S. Treasury Notes, 0.750%, 12/31/17	1.2

Top Ten as a Group	20.2%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 63.5%

Consumer Discretionary - 9.3%

Amazon.com, Inc.*	510	$221,386

AMC Entertainment Holdings, Inc., Class A	155	4,755

American Axle & Manufacturing Holdings, Inc.*	980	20,492

American Eagle Outfitters, Inc.	980	16,876

Asbury Automotive Group, Inc.*	390	35,342

Barnes & Noble, Inc.*	200	5,192

Best Buy Co., Inc.	1,650	53,807

Big Lots, Inc.	2,175	97,853

BJ’s Restaurants, Inc.*	50	2,423

Brunswick Corp.	130	6,612

Build-A-Bear Workshop, Inc.*	755	12,072

CarMax, Inc.*	3,690	244,315

CBS Corp., Class B	3,010	167,055

Charter Communications, Inc., Class A*,1	450	77,063

The Cheesecake Factory, Inc.	175	9,544

The Children’s Place, Inc.	225	14,717

Comcast Corp., Class A	13,940	838,352

Cooper Tire & Rubber Co.	110	3,721

Cracker Barrel Old Country Store, Inc.[1]	195	29,086

Dana Holding Corp.	160	3,293

Darden Restaurants, Inc.	2,370	168,460

Domino’s Pizza, Inc.	3,720	421,848

Dunkin’ Brands Group, Inc.	2,060	113,300

Express, Inc.*	675	12,224

Foot Locker, Inc.	4,030	270,050

The Goodyear Tire & Rubber Co.	6,340	191,151

Grand Canyon Education, Inc.*	100	4,240

Group 1 Automotive, Inc.	50	4,541

Hanesbrands, Inc.	10,560	351,859

Helen of Troy, Ltd.*	85	8,287

The Home Depot, Inc.	2,355	261,711

Hooker Furniture Corp.	130	3,264

HSN, Inc.	325	22,812

Isle of Capri Casinos, Inc.*	1,370	24,865

Jack in the Box, Inc.	180	15,869

Johnson Controls, Inc.	2,180	107,975

Lowe’s Cos., Inc.	5,830	390,435

The Madison Square Garden Co., Class A*	340	28,387

Marriott International Inc., Class A	1,155	85,920

Marriott Vacations Worldwide Corp.	105	9,634

Murphy USA, Inc.*	400	22,328

	Shares	Value
Nautilus, Inc.*	400	$8,604

The New York Times Co., Class A	135	1,843

Norwegian Cruise Line Holdings, Ltd.*	5,070	284,123

Nutrisystem, Inc.	285	7,091

O’Reilly Automotive, Inc.*	1,290	291,514

Outerwall, Inc.[1]	50	3,806

Papa John’s International, Inc.	125	9,451

Penske Automotive Group, Inc.	60	3,127

PetMed Express, Inc.	225	3,886

Pool Corp.	270	18,949

Select Comfort Corp.*	700	21,049

Signet Jewelers, Ltd.	770	98,745

Skechers U.S.A., Inc., Class A*	305	33,486

Sotheby’s	100	4,524

Staples, Inc.	2,605	39,883

Starbucks Corp.	6,750	361,901

Starwood Hotels & Resorts Worldwide, Inc.	1,220	98,930

Target Corp.	4,085	333,459

Taylor Morrison Home Corp., Class A*	90	1,832

Time Warner, Inc.	1,390	121,500

Tower International, Inc.*	610	15,891

Ulta Salon Cosmetics & Fragrance, Inc.*	1,130	174,528

Vail Resorts, Inc.	100	10,920

The Walt Disney Co.	8,720	995,301

World Wrestling Entertainment, Inc., Class A1	400	6,600

Total Consumer Discretionary		7,334,059

Consumer Staples - 4.6%

Altria Group, Inc.	3,255	159,202

Archer-Daniels-Midland Co.	3,455	166,600

Bunge, Ltd.	660	57,948

Cal-Maine Foods, Inc.	50	2,610

Casey’s General Stores, Inc.	125	11,968

Central Garden and Pet Co., Class A*	1,035	11,809

The Clorox Co.	730	75,935

Coca-Cola Bottling Co. Consolidated	30	4,532

The Coca-Cola Co.	6,325	248,130

ConAgra Foods, Inc.	1,500	65,580

Constellation Brands, Inc., Class A	4,045	469,301

Costco Wholesale Corp.	200	27,012

Coty, Inc., Class A*	2,700	86,319

Dean Foods Co.	625	10,106

Dr. Pepper Snapple Group, Inc.	3,900	284,310

Fresh Del Monte Produce, Inc.	190	7,345

Hormel Foods Corp.	1,580	89,065

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.6% (continued)

John B Sanfilippo & Son, Inc.	50	$2,595

Kimberly-Clark Corp.	470	49,806

The Kroger Co.	5,165	374,514

Lancaster Colony Corp.	40	3,634

Mead Johnson Nutrition Co.	1,110	100,144

Molson Coors Brewing Co., Class B	2,000	139,620

Monster Beverage Corp.*	2,000	268,040

National Beverage Corp.*	125	2,811

Pilgrim’s Pride Corp.[1]	6,695	153,784

The Procter & Gamble Co.	3,360	262,886

Reynolds American, Inc.	3,370	251,604

Sanderson Farms, Inc.[1]	90	6,764

SpartanNash Co.	50	1,627

USANA Health Sciences, Inc.*	30	4,100

Walgreens Boots Alliance, Inc.	300	25,332

The WhiteWave Foods Co.*	4,990	243,911

Total Consumer Staples		3,668,944

Energy - 3.2%

Alon USA Energy, Inc.	330	6,237

Atwood Oceanics, Inc.[1]	170	4,495

Cabot Oil & Gas Corp.	7,520	237,181

Cameron International Corp.*	1,750	91,648

Carrizo Oil & Gas, Inc.*	350	17,234

Chevron Corp.	2,385	230,081

ConocoPhillips	3,050	187,301

Delek US Holdings, Inc.	380	13,992

EQT Corp.	1,335	108,589

Exxon Mobil Corp.	5,675	472,160

Forum Energy Technologies, Inc.*	105	2,129

Hess Corp.	970	64,874

Matrix Service Co.*	130	2,376

Nabors Industries, Ltd.	17,990	259,596

National Oilwell Varco, Inc.	1,050	50,694

Navios Maritime Acquisition Corp.	2,295	8,239

Noble Corp. PLC	2,190	33,704

Occidental Petroleum Corp.	1,745	135,709

Pacific Ethanol, Inc.*,1	1,505	15,532

PDC Energy, Inc.*	265	14,215

Phillips 66	1,745	140,577

REX American Resources Corp.*	85	5,409

Schlumberger, Ltd.	3,725	321,058

SEACOR Holdings, Inc.*	35	2,483

Teekay Tankers, Ltd., Class A	3,665	24,226

	Shares	Value
US Silica Holdings, Inc.[1]	55	$1,615

Valero Energy Corp.	1,170	73,242

Western Refining, Inc.	210	9,160

Total Energy		2,533,756

Financials - 9.6%

AG Mortgage Investment Trust, Inc.	980	16,934

Allied World Assurance Co. Holdings AG	1,640	70,881

The Allstate Corp.	2,490	161,526

Ambac Financial Group, Inc.*	550	9,152

American International Group, Inc.	1,070	66,147

AmTrust Financial Services, Inc.[1]	10	655

Annaly Capital Management, Inc.	1,690	15,531

Arbor Realty Trust, Inc.	1,035	6,997

ARMOUR Residential REIT, Inc.	10,525	29,575

Aspen Insurance Holdings, Ltd.	2,200	105,380

Associated Banc-Corp.	3,770	76,418

Associated Estates Realty Corp.	320	9,162

Assured Guaranty, Ltd.	2,950	70,771

Axis Capital Holdings, Ltd.	1,490	79,521

Bank of America Corp.	14,280	243,046

The Bank of New York Mellon Corp.	3,170	133,045

Berkshire Hathaway, Inc., Class B*	1,460	198,721

Boston Properties, Inc.	330	39,943

Brixmor Property Group, Inc.	1,040	24,055

Cardinal Financial Corp.	490	10,677

Cathay General Bancorp	460	14,927

CBRE Group, Inc., Class A*	8,790	325,230

The Chubb Corp.	1,060	100,848

Citigroup, Inc.	2,090	115,452

CME Group, Inc.	1,395	129,819

Comerica, Inc.	4,080	209,386

Commerce Bancshares, Inc.	1,840	86,057

Cowen Group, Inc., Class A*	2,575	16,480

CYS Investments, Inc.	585	4,522

DiamondRock Hospitality Co.	890	11,401

Eaton Vance Corp.	1,580	61,825

Employers Holdings, Inc.	90	2,050

EPR Properties	85	4,656

Equinix, Inc.	1,020	259,080

Equity Lifestyle Properties, Inc.	3,150	165,627

Everest Re Group, Ltd.	365	66,434

Extra Space Storage, Inc.	4,280	279,142

FelCor Lodging Trust, Inc.	270	2,668

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.6% (continued)

Fidelity Southern Corp.	135	$2,354

First American Financial Corp.	505	18,791

First BanCorp/Puerto Rico*	575	2,770

First Defiance Financial Corp.	235	8,820

First Horizon National Corp.	6,370	99,818

Franklin Resources, Inc.	1,140	55,894

The Goldman Sachs Group, Inc.	490	102,307

Great Southern Bancorp, Inc.	315	13,274

Great Western Bancorp, Inc.	150	3,616

HCI Group, Inc.	70	3,095

Heartland Financial USA, Inc.	155	5,769

Heritage Commerce Corp.	80	769

Hersha Hospitality Trust	163	4,166

HFF, Inc., Class A	470	19,613

Highwoods Properties, Inc.	315	12,584

Hilltop Holdings, Inc.*	1,245	29,992

HomeStreet, Inc.*	130	2,967

Horace Mann Educators Corp.	30	1,091

Hudson Pacific Properties, Inc.	585	16,596

Intercontinental Exchange, Inc.	170	38,014

INTL. FCStone, Inc.*	955	31,744

Iron Mountain, Inc.	5,790	179,490

Janus Capital Group, Inc.	190	3,253

Jones Lang LaSalle, Inc.	750	128,250

JPMorgan Chase & Co.	4,168	282,424

KeyCorp	2,720	40,854

LaSalle Hotel Properties	690	24,467

Lazard, Ltd., Class A	5,600	314,944

Legg Mason, Inc.	1,205	62,094

LTC Properties, Inc.	235	9,776

Maiden Holdings, Ltd.	60	947

MainSource Financial Group, Inc.	20	439

Marcus & Millichap, Inc.*	450	20,763

MBIA, Inc.*	10,920	65,629

McGraw Hill Financial, Inc.	2,090	209,940

Metro Bancorp, Inc.	405	10,587

MFA Financial, Inc.	5,360	39,610

MGIC Investment Corp.*	2,445	27,824

MidWestOne Financial Group, Inc.	60	1,975

Morgan Stanley	2,610	101,242

New Residential Investment Corp.	220	3,353

Northern Trust Corp.	2,860	218,676

	Shares	Value
Piedmont Office Realty Trust, Inc., Class A1	10,980	$193,138

Pinnacle Financial Partners, Inc.	320	17,398

Preferred Bank	310	9,315

PrivateBancorp, Inc.	500	19,910

The Progressive Corp.	3,120	86,830

PS Business Parks, Inc.	90	6,494

Public Storage	1,300	239,681

RLJ Lodging Trust	180	5,360

Signature Bank*	1,015	148,586

Simon Property Group, Inc.	1,440	249,149

SLM Corp.*	24,890	245,664

Sovran Self Storage, Inc.	120	10,429

Square 1 Financial, Inc., Class A*	85	2,325

State Street Corp.	1,790	137,830

Stock Yards Bancorp, Inc.	110	4,157

Sunstone Hotel Investors, Inc.	937	14,064

SunTrust Banks, Inc.	1,435	61,734

SVB Financial Group*	740	106,545

The Travelers Cos., Inc.	1,285	124,208

Universal Insurance Holdings, Inc.	1,305	31,581

US Bancorp	2,225	96,565

Validus Holdings, Ltd.	950	41,790

Wells Fargo & Co.	4,890	275,014

Western Alliance Bancorp*	650	21,944

Western Asset Mortgage Capital Corp.[1]	135	1,994

WisdomTree Investments, Inc.[1]	75	1,647

Total Financials		7,597,674

Health Care - 10.2%

AbbVie, Inc.	8,805	591,608

ABIOMED, Inc.*	515	33,851

Adeptus Health, Inc., Class A*	250	23,748

Aetna, Inc.	1,275	162,512

Affymetrix, Inc.*,1	1,110	12,121

Alexion Pharmaceuticals, Inc.*	1	164

Allergan PLC*	1,330	403,602

AmerisourceBergen Corp.	1,800	191,412

Amgen, Inc.	4,510	692,375

AMN Healthcare Services, Inc.*	355	11,214

Anacor Pharmaceuticals, Inc.*	590	45,684

ANI Pharmaceuticals, Inc.*,1	155	9,618

Anthem, Inc.	1,075	176,451

Array BioPharma, Inc.*	1,160	8,364

Biogen, Inc.*	400	161,576

Bio-Rad Laboratories, Inc., Class A*	200	30,122

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 10.2% (continued)

Bristol-Myers Squibb Co.	1,960	$130,418

Cambrex Corp.*	195	8,568

Celgene Corp.*	2,000	231,470

Centene Corp.*	6,640	533,856

Cepheid, Inc.*	665	40,665

Chemed Corp.	130	17,043

Cigna Corp.	570	92,340

Depomed, Inc.*	485	10,408

Dyax Corp.*	155	4,108

Edwards Lifesciences Corp.*	3,000	427,290

Emergent BioSolutions, Inc.*	95	3,130

Endo International PLC*	3,330	265,234

Five Star Quality Care, Inc.*	490	2,352

Gilead Sciences, Inc.	7,105	831,853

Globus Medical, Inc., Class A*	100	2,567

Greatbatch, Inc.*	15	809

Halozyme Therapeutics, Inc.*	1,035	23,370

Health Net, Inc.*	770	49,372

Hologic, Inc.*	3,650	138,919

ICU Medical, Inc.*	320	30,611

Illumina, Inc.*	2,710	591,756

Impax Laboratories, Inc.*	60	2,755

Invacare Corp.	435	9,409

Isis Pharmaceuticals, Inc.*,1	505	29,063

Johnson & Johnson	3,595	350,369

Lannett Co., Inc.*,1	135	8,024

Ligand Pharmaceuticals, Inc.*,1	320	32,288

Magellan Health, Inc.*	30	2,102

Mallinckrodt PLC*	2,040	240,149

Medivation, Inc.*	1,180	134,756

Medtronic PLC	1,416	104,926

Merck & Co., Inc.	1,125	64,046

Merit Medical Systems, Inc.*	140	3,016

Merrimack Pharmaceuticals, Inc.*,1	2,860	35,364

Mettler-Toledo International, Inc.*	100	34,146

Molina Healthcare, Inc.*	450	31,635

Natus Medical, Inc.*	805	34,261

Neurocrine Biosciences, Inc.*	450	21,492

NuVasive, Inc.*	205	9,713

Omeros Corp.*,1	635	11,424

Owens & Minor, Inc.	40	1,360

Pfizer, Inc.	8,117	272,163

Phibro Animal Health Corp., Class A	150	5,841

	Shares	Value
Raptor Pharmaceutical Corp.*,1	1,060	$16,737

Regeneron Pharmaceuticals, Inc.*	200	102,026

Sequenom, Inc.*	6,925	21,052

Sucampo Pharmaceuticals, Inc., Class A*	320	5,258

Tenet Healthcare Corp.*	1,570	90,872

Theravance, Inc.[1]	250	4,517

Thoratec Corp.*	120	5,348

United Therapeutics Corp.*	770	133,941

Universal Health Services, Inc., Class B	1,215	172,651

Waters Corp.*	890	114,258

WellCare Health Plans, Inc.*	35	2,969

Total Health Care		8,098,492

Industrials - 7.3%

ABM Industries, Inc.	130	4,273

ACCO Brands Corp.*	815	6,333

Acuity Brands, Inc.	2,590	466,148

Aerojet Rocketdyne Holdings, Inc.*	80	1,649

Alaska Air Group, Inc.	2,580	166,229

Albany International Corp., Class A	395	15,721

AMERCO	550	179,801

American Woodmark Corp.*	150	8,228

Argan, Inc.	430	17,342

Atlas Air Worldwide Holdings, Inc.*	255	14,015

Avis Budget Group, Inc.*	3,755	165,520

Barnes Group, Inc.	100	3,899

Brady Corp., Class A	25	619

The Brink’s Co.	100	2,943

Caterpillar, Inc.	810	68,704

CH Robinson Worldwide, Inc.	430	26,828

Cintas Corp.	3,320	280,839

Civeo Corp.	180	553

Commercial Vehicle Group, Inc.*	500	3,605

Con-way, Inc.	610	23,406

CRA International, Inc.*	135	3,762

Cubic Corp.	45	2,141

Deluxe Corp.	350	21,700

Dycom Industries, Inc.*	430	25,306

EMCOR Group, Inc.	60	2,866

Esterline Technologies Corp.*	45	4,290

Federal Signal Corp.	1,135	16,923

General Cable Corp.	685	13,515

General Dynamics Corp.	1,430	202,617

General Electric Co.	10,340	274,734

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 7.3% (continued)

Global Brass & Copper Holdings, Inc.	1,115	$18,966

The Greenbrier Cos., Inc.	605	28,344

HEICO Corp.[1]	230	13,409

Hexcel Corp.	3,480	173,095

HNI Corp.	260	13,299

Honeywell International, Inc.	790	80,556

Hurco Cos., Inc.	120	4,154

Hyster-Yale Materials Handling, Inc.	20	1,386

Illinois Tool Works, Inc.	1,520	139,521

Ingersoll-Rand PLC	960	64,723

Insperity, Inc.	600	30,540

Interface, Inc.	1,295	32,440

JB Hunt Transport Services, Inc.	880	72,239

JetBlue Airways Corp.*	1,175	24,393

Joy Global, Inc.	1,980	71,676

KBR, Inc.	6,500	126,620

Kforce, Inc.	645	14,751

Kirby Corp.*	480	36,797

Landstar System, Inc.	450	30,092

Lincoln Electric Holdings, Inc.	1,050	63,935

Meritor, Inc.*	605	7,938

The Middleby Corp.*	1,130	126,820

MRC Global, Inc.*	790	12,198

Mueller Industries, Inc.	95	3,298

MYR Group, Inc.*	175	5,418

Old Dominion Freight Line, Inc.*	1,180	80,954

PAM Transportation Services, Inc.*	230	13,351

Park-Ohio Holdings Corp.	30	1,454

Pitney Bowes, Inc.	7,240	150,664

Polypore International, Inc.*	95	5,689

RBC Bearings, Inc.*	50	3,588

Rockwell Automation, Inc.	695	86,625

Rockwell Collins, Inc.	2,720	251,192

Snap-on,, Inc.	1,310	208,617

Southwest Airlines Co.	8,720	288,545

Spirit AeroSystems Holdings, Inc., Class A*	7,240	398,996

SPX Corp.	1,680	121,615

Stanley Black & Decker, Inc.	670	70,511

Swift Transportation Co.*	275	6,234

TASER International, Inc.*,1	85	2,831

Teledyne Technologies, Inc.*	80	8,441

Titan Machinery, Inc.*,1	310	4,566

TransDigm Group, Inc.*	1,820	408,899

	Shares	Value
Trex Co., Inc.*	260	$12,852

Trinity Industries, Inc.	4,965	131,225

Triumph Group, Inc.	1,270	83,807

Tyco International PLC	1,575	60,606

Union Pacific Corp.	920	87,740

Universal Forest Products, Inc.	45	2,341

USA Truck, Inc.*	100	2,123

VSE Corp.	55	2,943

Wabash National Corp.*	1,270	15,926

Waste Management, Inc.	1,260	58,401

West Corp.	110	3,311

Total Industrials		5,795,164

Information Technology - 13.5%

Advanced Micro Devices, Inc.*,1	4,220	10,128

Alliance Fiber Optic Products, Inc.	430	7,977

Alpha & Omega Semiconductor, Ltd.*	825	7,210

Apple, Inc.	20,275	2,542,992

Applied Micro Circuits Corp.*	1,295	8,741

Arista Networks, Inc.*,1	3,615	295,490

Aspen Technology, Inc.*	480	21,864

Barracuda Networks, Inc.*	410	16,244

Booz Allen Hamilton Holding Corp.	3,965	100,077

Broadcom Corp., Class A	2,820	145,202

Brocade Communications Systems, Inc.	6,920	82,210

CDK Global, Inc.	1,590	85,828

CDW Corp.	10,660	365,425

Cisco Systems, Inc.	1,200	32,952

Cognizant Technology Solutions Corp., Class A*	1,635	99,882

Convergys Corp.	40	1,020

CSG Systems International, Inc.	125	3,958

Cypress Semiconductor Corp.*	440	5,174

Dealertrack Technologies, Inc.*	40	2,512

Diodes, Inc.*	275	6,630

Dot Hill Systems Corp.*	150	918

DST Systems, Inc.	490	61,730

Electronic Arts, Inc.*	10,895	724,518

EMCORE Corp.*	2,160	13,003

EPAM Systems, Inc.*	345	24,574

ePlus, Inc.*	435	33,343

Euronet Worldwide, Inc.*	450	27,765

F5 Networks, Inc.*	1,210	145,623

Facebook, Inc., Class A*	9,455	810,908

FactSet Research Systems, Inc.	890	144,634

Fairchild Semiconductor International, Inc.*	925	16,077

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 13.5% (continued)

FleetCor Technologies, Inc.*	1,815	$283,249

Fortinet, Inc.*	2,220	91,753

Gartner, Inc.*	340	29,165

Gigamon, Inc.*	335	11,052

Global Payments, Inc.	1,210	125,174

Google, Inc., Class A*	320	172,813

Google, Inc., Class C*	401	208,725

Harris Corp.	654	50,299

Hewlett-Packard Co.	4,920	147,649

Higher One Holdings, Inc.*	1,415	4,231

Imation Corp.*,1	790	3,207

Infinera Corp.*	985	20,665

Infoblox, Inc.*	250	6,552

Integrated Device Technology, Inc.*	555	12,043

InterDigital, Inc.	30	1,707

Intuit, Inc.	430	43,331

IPG Photonics Corp.*	4,550	387,546

Jabil Circuit, Inc.	9,275	197,465

Leidos Holdings, Inc.	2,395	96,686

LogMeln, Inc.*	275	17,735

Manhattan Associates, Inc.*	720	42,948

MAXIMUS, Inc.	380	24,977

Mentor Graphics Corp.	50	1,321

Methode Electronics, Inc.	705	19,352

Microsoft Corp.	9,115	402,427

MicroStrategy, Inc., Class A*	150	25,512

Motorola Solutions, Inc.	2,320	133,029

Multi-Fineline Electronix, Inc.*	845	18,472

NeoPhotonics Corp.*	210	1,917

NeuStar, Inc., Class A*	190	5,550

Palo Alto Networks, Inc.*	2,510	438,497

Paycom Software, Inc.*	220	7,513

Paylocity Holding Corp.*	700	25,095

PC Connection, Inc.	245	6,061

Pericom Semiconductor Corp.	295	3,879

Polycom, Inc.*	305	3,489

Quantum Corp.*	3,055	5,132

Rackspace Hosting, Inc.*	2,010	74,752

Rambus, Inc.*	335	4,854

Sanmina Corp.*	415	8,366

Science Applications International Corp.	150	7,927

Silicon Laboratories, Inc.*	30	1,620

SolarWinds, Inc.*	1,885	86,955

	Shares	Value
Stamps.com, Inc.*	185	$13,610

Super Micro Computer, Inc.*	100	2,958

SYNNEX Corp.	10	732

Tableau Software, Inc., Class A*	4,260	491,178

Tech Data Corp.*	60	3,454

Tessera Technologies, Inc.	685	26,016

Texas Instruments, Inc.	3,220	165,862

TTM Technologies, Inc.*	1,020	10,190

Tyler Technologies, Inc.*	100	12,938

VASCO Data Security International, Inc.*,1	925	27,926

VeriSign, Inc.*,1	1,870	115,416

Visa, Inc., Class A	2,440	163,846

Xerox Corp.	2,090	22,238

Xilinx, Inc.	6,320	279,091

Zebra Technologies Corp., Class A*	2,270	252,084

Total Information Technology		10,692,840

Materials - 3.0%

A. Schulman, Inc.	20	874

Ashland, Inc.	1,290	157,251

Avery Dennison Corp.	630	38,392

Boise Cascade Co.*	175	6,419

Cabot Corp.	1,700	63,393

Century Aluminum Co.*	615	6,414

Chemtura Corp.*	1,095	30,999

Cliffs Natural Resources, Inc.[1]	5,290	22,906

Commercial Metals Co.	930	14,954

Cytec Industries, Inc.	420	25,423

Ferro Corp.*	160	2,685

Graphic Packaging Holding Co.	350	4,875

International Flavors & Fragrances, Inc.	3,020	330,056

KMG Chemicals, Inc.	165	4,198

LyondellBasell Industries N.V., Class A	5,090	526,917

Neenah Paper, Inc.	100	5,896

Newmont Mining Corp.	2,020	47,187

Olin Corp.	70	1,887

Platform Specialty Products Corp.*	11,365	290,717

Schweitzer-Mauduit International, Inc.	65	2,592

Sealed Air Corp.	8,095	415,921

The Sherwin-Williams Co.	970	266,769

Stepan Co.	80	4,329

Trinseo, S.A.*	455	12,212

United States Steel Corp.	5,240	108,049

Total Materials		2,391,315

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.5%

AT&T, Inc.	5,190	$184,349

CenturyLink, Inc.	1,960	57,585

Cincinnati Bell, Inc.*	2,640	10,085

IDT Corp., Class B	385	6,961

Inteliquent, Inc.	725	13,340

Intelsat, S.A.*,1	3,040	30,157

Level 3 Communications, Inc.*	4,230	222,794

RingCentral, Inc., Class A*	180	3,328

Verizon Communications, Inc.	13,330	621,311

Windstream Holdings, Inc.[1]	3,504	22,357

Total Telecommunication Services		1,172,267

Utilities - 1.3%

American States Water Co.	345	12,900

American Water Works Co, Inc.	5,045	245,338

Atlantic Power Corp.	880	2,710

CenterPoint Energy, Inc.	6,555	124,742

Chesapeake Utilities Corp.	10	539

Cleco Corp.	60	3,231

IDACORP, Inc.	150	8,421

Middlesex Water Co.	145	3,271

New Jersey Resources Corp.	815	22,453

Ormat Technologies, Inc.	195	7,348

Public Service Enterprise Group, Inc.	5,360	210,541

Questar Corp.	9,100	190,281

SJW Corp.	110	3,376

UIL Holdings Corp.	115	5,269

Vectren Corp.	5,575	214,526

WGL Holdings, Inc.	120	6,515

Total Utilities		1,061,461

Total Common Stocks (cost $47,523,437)		50,345,972

	Principal Amount

Corporate Bonds and Notes - 2.1%

Financials - 0.7%

American Express Credit Corp., MTN, 2.750%, 09/15/15	$80,000	80,312

General Electric Capital Corp.,

2.900%, 01/09/17	70,000	72,082

MTN, 1.000%, 01/08/16	50,000	50,145

MTN, Series A, 6.750%, 03/15/32	30,000	39,011

	Principal Amount	Value
US Bancorp, MTN, 2.200%, 04/25/19	$75,000	$75,826

Wells Fargo & Co.,

1.250%, 07/20/16	85,000	85,373

MTN, 1.400%, 09/08/17	110,000	110,317

Total Financials		513,066

Industrials - 1.1%

Burlington Northern, Santa Fe LLC, 4.700%, 10/01/19	25,000	27,583

Caterpillar Financial Services Corp., MTN, 1.000%, 11/25/16	65,000	65,175

Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	50,000	49,951

Exxon Mobil Corp., 0.921%, 03/15/17	65,000	65,045

International Business Machines Corp., 4.000%, 06/20/42	66,000	59,648

Johnson & Johnson, 0.700%, 11/28/16	80,000	80,194

McDonald’s Corp., MTN, 6.300%, 10/15/37	20,000	23,728

Medtronic, Inc., 0.875%, 02/27/17	40,000	39,954

PepsiCo, Inc., 2.500%, 05/10/16	75,000	76,186

Pfizer, Inc., 6.200%, 03/15/19	50,000	57,221

Union Pacific Corp., 3.646%, 02/15/24	95,000	97,900

United Parcel Service, Inc., 6.200%, 01/15/38	45,000	56,364

Verizon Communications, Inc., 2.625%, 02/21/20	93,000	92,891

Wal-Mart Stores, Inc., 6.500%, 08/15/37	45,000	57,942

The Walt Disney Co., 1.350%, 08/16/16	50,000	50,357

Total Industrials		900,139

Utilities - 0.3%

Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	55,000	71,575

Dominion Resources, Inc., 4.450%, 03/15/21	30,000	32,208

Georgia Power Co., 5.400%, 06/01/40	25,000	27,754

TransCanada PipeLines, Ltd., 3.800%, 10/01/20	70,000	74,240

Total Utilities		205,777

Total Corporate Bonds and Notes (cost $1,612,661)		1,618,982

U.S. Government and Agency Obligations - 32.9%

Federal Home Loan Mortgage Corporation - 7.7%

FHLMC,

0.875%, 10/14/16 to 02/22/17	370,000	371,944

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 7.7% (continued)

1.375%, 05/01/20 [1]	$75,000	$73,969

FHLMC Gold Pool,

2.500%, 07/01/28 to 04/01/30	276,451	280,784

3.000%, 01/01/29 to 04/01/45	1,351,970	1,363,498

3.500%, 03/01/42 to 06/01/45	1,631,892	1,681,418

4.000%, 08/01/43 to 06/01/45	1,529,866	1,620,525

4.500%, 02/01/39 to 03/01/44	390,234	422,156

5.000%, 07/01/35 to 07/01/41	164,154	181,480

5.500%, 04/01/38 to 01/01/39	84,295	94,680

Total Federal Home Loan Mortgage Corporation		6,090,454

Federal National Mortgage Association - 6.0%

FNMA,

0.875%, 05/21/18	185,000	183,945

1.875%, 02/19/19	180,000	183,457

2.500%, 04/01/28	213,865	217,880

2.625%, 09/06/24	115,000	115,184

3.000%, 03/01/42 to 08/01/43	798,118	799,095

3.500%, 11/01/25 to 07/01/43	826,002	861,089

4.000%, 12/01/21 to 11/01/44	600,336	638,594

4.500%, 07/01/39 to 09/01/43	952,150	1,031,795

5.000%, 09/01/33 to 10/01/41	596,980	660,797

5.500%, 02/01/35 to 06/01/38	75,943	85,353

Total Federal National Mortgage Association		4,777,189

U.S. Treasury Obligations - 19.2%

U.S. Treasury Bonds,

2.750%, 08/15/42	1,630,000	1,516,792

4.750%, 02/15/41	595,000	775,127

U.S. Treasury Notes,

0.250%, 05/15/16	1,615,000	1,614,622

0.625%, 12/15/16	1,065,000	1,067,372

0.750%, 12/31/17 to 03/31/18	2,580,000	2,569,906

	Principal Amount	Value
0.875%, 04/15/17	$800,000	$804,313

1.000%, 03/31/17	520,000	524,022

1.375%, 05/31/20	645,000	637,391

2.250%, 11/15/24	1,965,000	1,953,179

2.500%, 05/15/24	2,035,000	2,069,978

2.625%, 08/15/20	1,505,000	1,573,900

3.125%, 05/15/21	125,000	133,711

Total U.S. Treasury Obligations		15,240,313

Total U.S. Government and Agency Obligations (cost $26,146,944)		26,107,956

Short-Term Investments - 3.6%

Repurchase Agreements - 1.3%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $1,020,000)	1,000,000	1,000,000

Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $67,348 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65 totaling $68,695)	67,348	67,348

Total Repurchase Agreements		1,067,348

	Shares

Other Investment Companies - 2.3%[3]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	1,794,314	1,794,314

Total Short-Term Investments (cost $2,861,662)		2,861,662

Total Investments - 102.1% (cost $78,144,704)		80,934,572

Other Assets, less Liabilities - (2.1)%		(1,677,641)

Net Assets - 100.0%		$79,256,931

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Chicago Equity Partners Small Cap Value Fund*	Russell 2000® Value Index
Financials	41.2%	41.7%
Industrials	16.6%	12.4%
Information Technology	9.9%	10.3%
Consumer Discretionary	8.3%	10.8%
Utilities	6.5%	6.5%
Energy	6.2%	6.3%
Health Care	4.6%	4.2%
Materials	3.0%	3.9%
Consumer Staples	2.4%	3.0%
Telecommunication Services	0.8%	0.9%
Other Assets and Liabilities	0.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
PrivateBancorp, Inc.	2.0%
First American Financial Corp.	1.9
Pinnacle Financial Partners, Inc.	1.7
Universal Insurance Holdings, Inc.	1.7
LaSalle Hotel Properties	1.7
Hudson Pacific Properties, Inc.	1.7
Western Alliance Bancorp	1.6
New Jersey Resources Corp.	1.6
Hilltop Holdings, Inc.	1.6
MGIC Investment Corp.	1.5

Top Ten as a Group	17.0%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 99.5%

Consumer Discretionary - 8.3%

AMC Entertainment Holdings, Inc., Class A	2,120	$65,042

American Eagle Outfitters, Inc.	4,910	84,550

Asbury Automotive Group, Inc.*	700	63,434

Barnes & Noble, Inc.*	2,750	71,390

Build-A-Bear Workshop, Inc.*	4,250	67,957

The Children’s Place, Inc.	1,020	66,718

Cooper Tire & Rubber Co.	1,500	50,745

Cracker Barrel Old Country Store, Inc.[1]	355	52,952

Dana Holding Corp.	2,120	43,630

Group 1 Automotive, Inc.	745	67,668

Helen of Troy, Ltd.*	1,140	111,139

Hooker Furniture Corp.	390	9,793

Isle of Capri Casinos, Inc.*	6,220	112,893

Marriott Vacations Worldwide Corp.	1,050	96,337

The New York Times Co., Class A	1,760	24,024

Penske Automotive Group, Inc.	775	40,385

Skechers U.S.A., Inc., Class A*	600	65,874

Taylor Morrison Home Corp., Class A*	1,150	23,414

Total Consumer Discretionary		1,117,945

Consumer Staples - 2.4%

Central Garden and Pet Co., Class A*	2,030	23,162

Dean Foods Co.	8,475	137,041

Fresh Del Monte Produce, Inc.	2,645	102,256

Ingles Markets, Inc., Class A	10	478

John B Sanfilippo & Son, Inc.	660	34,254

SpartanNash Co.	640	20,826

Total Consumer Staples		318,017

Energy - 6.2%

Alon USA Energy, Inc.	4,510	85,239

Atwood Oceanics, Inc.	2,300	60,812

Carrizo Oil & Gas, Inc.*	1,920	94,541

Delek US Holdings, Inc.	750	27,615

Forum Energy Technologies, Inc.*	1,470	29,812

Matrix Service Co.*	1,650	30,162

Navios Maritime Acquisition Corp.	18,490	66,379

Pacific Ethanol, Inc.*,1	8,115	83,747

PDC Energy, Inc.*	3,590	192,568

SEACOR Holdings, Inc.*	500	35,470

Teekay Tankers, Ltd., Class A	19,990	132,134

Triangle Petroleum Corp.*,1	70	351

Total Energy		838,830

	Shares	Value
Financials - 41.2%

AG Mortgage Investment Trust, Inc.	11,200	$193,536

Ambac Financial Group, Inc.*	7,330	121,971

AmTrust Financial Services, Inc.	160	10,482

ARMOUR Residential REIT, Inc.	58,360	163,992

Associated Estates Realty Corp.	4,300	123,109

Cardinal Financial Corp.	6,620	144,250

Cathay General Bancorp	6,240	202,488

Cowen Group, Inc., Class A*	29,770	190,528

CYS Investments, Inc.	7,830	60,526

DiamondRock Hospitality Co.	12,270	157,179

Employers Holdings, Inc.	1,230	28,019

EPR Properties	1,185	64,914

FelCor Lodging Trust, Inc.	3,710	36,655

Fidelity Southern Corp.	1,910	33,310

First American Financial Corp.	6,880	256,005

First BanCorp/Puerto Rico*	7,785	37,524

First Defiance Financial Corp.	3,220	120,847

Great Southern Bancorp, Inc.	4,250	179,095

Great Western Bancorp, Inc.	2,120	51,113

HCI Group, Inc.	1,140	50,399

Heartland Financial USA, Inc.	2,080	77,418

Heritage Commerce Corp.	1,245	11,964

Hersha Hospitality Trust	2,271	58,235

Highwoods Properties, Inc.	4,250	169,787

Hilltop Holdings, Inc.*	8,910	214,642

HomeStreet, Inc.*	1,720	39,250

Horace Mann Educators Corp.	390	14,188

Hudson Pacific Properties, Inc.	7,880	223,556

INTL. FCStone, Inc.*	4,500	149,580

Janus Capital Group, Inc.	2,540	43,485

LaSalle Hotel Properties	6,380	226,235

LTC Properties, Inc.	3,230	134,368

Maiden Holdings, Ltd.	720	11,362

MainSource Financial Group, Inc.	350	7,682

Metro Bancorp, Inc.	5,500	143,770

MGIC Investment Corp.*	17,960	204,385

MidWestOne Financial Group, Inc.	640	21,069

New Residential Investment Corp.	3,115	47,473

Pinnacle Financial Partners, Inc.	4,320	234,878

Preferred Bank	4,230	127,111

PrivateBancorp, Inc.	6,770	269,581

PS Business Parks, Inc.	945	68,182

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 41.2% (continued)

RLJ Lodging Trust	2,485	$74,003

Square 1 Financial, Inc., Class A*	1,220	33,367

Stock Yards Bancorp, Inc.	1,555	58,763

Sunstone Hotel Investors, Inc.	12,890	193,479

Universal Insurance Holdings, Inc.	9,550	231,110

Western Alliance Bancorp*	6,560	221,466

Western Asset Mortgage Capital Corp.[1]	1,920	28,358

Total Financials		5,564,689

Health Care - 4.6%

Affymetrix, Inc.*	1,350	14,742

AMN Healthcare Services, Inc.*	370	11,688

Anacor Pharmaceuticals, Inc.*	885	68,526

Emergent BioSolutions, Inc.*	1,260	41,517

Five Star Quality Care, Inc.*	6,210	29,808

Greatbatch, Inc.*	260	14,019

ICU Medical, Inc.*	2,070	198,016

Impax Laboratories, Inc.*	880	40,410

Invacare Corp.	1,940	41,962

Magellan Health, Inc.*	530	37,137

Merrimack Pharmaceuticals, Inc.*,1	4,625	57,188

Owens & Minor, Inc.	720	24,480

WellCare Health Plans, Inc.*	505	42,839

Total Health Care		622,332

Industrials - 16.6%

ABM Industries, Inc.	1,630	53,578

ACCO Brands Corp.*	11,090	86,169

Aerojet Rocketdyne Holdings, Inc.*	1,050	21,641

Albany International Corp., Class A	2,680	106,664

ArcBest Corp.	10	318

Argan, Inc.	2,660	107,278

Atlas Air Worldwide Holdings, Inc.*	420	23,083

Barnes Group, Inc.	1,320	51,467

Brady Corp., Class A	340	8,412

Civeo Corp.	2,790	8,565

CRA International, Inc.*	1,700	47,379

Cubic Corp.	610	29,024

Deluxe Corp.	2,610	161,820

Dycom Industries, Inc.*	2,310	135,943

EMCOR Group, Inc.	890	42,515

Esterline Technologies Corp.*	615	58,634

Federal Signal Corp.	5,900	87,969

General Cable Corp.	4,195	82,767

	Shares	Value
Global Brass & Copper Holdings, Inc.	5,190	$88,282

The Greenbrier Cos., Inc.[1]	1,350	63,247

HNI Corp.	1,285	65,728

Hurco Cos., Inc.	1,580	54,700

JetBlue Airways Corp.*	5,010	104,008

Meritor, Inc.*	5,320	69,798

MRC Global, Inc.*	10,670	164,745

Mueller Industries, Inc.	1,320	45,830

MYR Group, Inc.*	2,360	73,066

PAM Transportation Services, Inc.*	1,415	82,141

SkyWest, Inc.	30	451

Teledyne Technologies, Inc.*	1,060	111,841

Titan Machinery, Inc.*,1	4,105	60,467

Universal Forest Products, Inc.	655	34,080

USA Truck, Inc.*	1,410	29,934

VSE Corp.	620	33,176

West Corp.	1,480	44,548

Total Industrials		2,239,268

Information Technology - 9.9%

Advanced Micro Devices, Inc.*	18,390	44,136

Alpha & Omega Semiconductor, Ltd.*	7,230	63,190

Comtech Telecommunications Corp.	10	291

Convergys Corp.	520	13,255

CSG Systems International, Inc.	1,570	49,706

Dealertrack Technologies, Inc.*	490	30,767

EMCORE Corp.*	9,290	55,926

ePlus, Inc.*	2,330	178,594

Fairchild Semiconductor International, Inc.*	9,305	161,721

InterDigital, Inc.	400	22,756

Mentor Graphics Corp.	690	18,237

Multi-Fineline Electronix, Inc.*	6,900	150,834

NeoPhotonics Corp.*	2,730	24,925

NeuStar, Inc., Class A*	2,580	75,362

Paylocity Holding Corp.*	1,395	50,011

Polycom, Inc.*	3,780	43,243

Quantum Corp.*	7,790	13,087

Sanmina Corp.*	5,655	114,005

Stamps.com, Inc.*	255	18,760

SYNNEX Corp.	150	10,978

Tech Data Corp.*	750	43,170

Tessera Technologies, Inc.	3,415	129,702

TTM Technologies, Inc.*	2,980	29,770

Total Information Technology		1,342,426

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.0%

A. Schulman, Inc.	340	$14,865

Century Aluminum Co.*	5,480	57,156

Commercial Metals Co.	9,905	159,272

KMG Chemicals, Inc.	2,290	58,258

Olin Corp.	930	25,063

Schweitzer-Mauduit International, Inc.	830	33,100

Stepan Co.	1,125	60,874

Total Materials		408,588

Telecommunication Services - 0.8%

Cincinnati Bell, Inc.*	21,315	81,423

IDT Corp., Class B	760	13,741

Inteliquent, Inc.	950	17,480

Total Telecommunication Services		112,644

Utilities - 6.5%

American States Water Co.	4,780	178,724

Chesapeake Utilities Corp.	230	12,386

Cleco Corp.	820	44,157

IDACORP, Inc.	2,030	113,964

Middlesex Water Co.	1,890	42,638

New Jersey Resources Corp.	7,870	216,818

	Shares	Value
Ormat Technologies, Inc.	1,670	$62,926

SJW Corp.	1,440	44,194

UIL Holdings Corp.	1,590	72,854

WGL Holdings, Inc.	1,660	90,121

Total Utilities		878,782

Total Common Stocks (cost $13,609,855)		13,443,521

	Principal Amount

Short-Term Investments - 1.6%

Repurchase Agreements - 1.6%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $219,356 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $223,742) (cost $219,355)	$219,355	219,355

Total Investments - 101.1% (cost $13,829,210)		13,662,876

Other Assets, less Liabilities - (1.1)%		(150,796)

Net Assets - 100.0%		$13,512,080

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Managers High Yield Fund**
Industrials	84.7%
Financials	5.9%
Floating Rate Senior Loan Interests	5.7%
Utilities	1.1%
Other Assets and Liabilities	2.6%

**	As a percentage of net assets.

Rating	AMG Managers High Yield Fund***
Baa	2.8%
Ba	36.3%
B	42.7%
Caa & lower	11.6%
N/R	6.6%

***	As a percentage of market value of preferred and fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
HCA, Inc., 7.500%, 02/15/22*	1.6%
Sprint Corp., 7.875%, 09/15/23*	1.5
Sprint Capital Corp., 8.750%, 03/15/32*	1.2
DISH DBS Corp., 6.750%, 06/01/21*	1.0
Intelsat Jackson Holdings SA, 7.250%, 10/15/20*	1.0
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	1.0
HCA, Inc., 5.375%, 02/01/25	1.0
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	0.9
First Data Corp., (8.750% Cash or 10.000% PIK), 8.750%, 01/15/22*	0.9
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	0.9

Top Ten as a Group	11.0%

*	Top Ten Holdings as of December 31, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 0.2%

Reichhold Cayman Equity (Industrials)[6] (cost $0)	148	$62,456

	Principal Amount
Corporate Bonds and Notes - 91.5%

Financials - 5.9%

Ally Financial, Inc.,

3.500%, 01/27/19	$75,000	74,625

4.125%, 03/30/20	160,000	160,099

4.625%, 05/19/22	40,000	39,550

4.625%, 03/30/25	105,000	100,275

4.750%, 09/10/18	30,000	31,013

6.250%, 12/01/17	30,000	32,100

Bank of America Corp., Series K, 8.000%, 07/29/49[4]	175,000	184,844

Chinos Intermediate Holdings A, Inc., (7.500% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[5]	45,000	36,450

CIT Group, Inc.,

3.875%, 02/19/19	100,000	99,500

5.250%, 03/15/18	70,000	72,538

5.500%, 02/15/19 (a)	120,000	125,400

Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	90,000	85,725

Communications Sales & Leasing, Inc., 8.250%, 10/15/23 (a)	100,000	98,500

Corrections Corp. of America,

4.125%, 04/01/20	90,000	90,000

4.625%, 05/01/23	110,000	108,350

General Motors Financial Co., Inc.,

3.450%, 04/10/22	40,000	39,253

4.250%, 05/15/23	30,000	30,406

International Lease Finance Corp.,

4.625%, 04/15/21	25,000	25,313

5.875%, 04/01/19	185,000	197,709

6.250%, 05/15/19	40,000	43,350

Interval Acquisition Corp., 5.625%, 04/15/23 (a)	60,000	61,050

Newfield Exploration Co.,

5.375%, 01/01/26	25,000	24,875

5.750%, 01/30/22	10,000	10,200

Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21 (a)[1]	20,000	20,325

Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	235,000	249,100

Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	50,000	48,000

Total Financials		2,088,550

Industrials - 84.5%

1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)	70,000	72,100

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

21st Century Oncology, Inc., 11.000%, 05/01/23 (a)	$65,000	$64,350

Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	63,342

ACCO Brands Corp., 6.750%, 04/30/20	120,000	126,600

ACI Worldwide, Inc., 6.375%, 08/15/20 (a)	50,000	52,813

The ADT Corp.,

3.500%, 07/15/22	95,000	86,450

6.250%, 10/15/21[1]	15,000	15,825

AECOM,

5.750%, 10/15/22 (a)	20,000	20,300

5.875%, 10/15/24 (a)	25,000	25,406

Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	125,000	133,749

Air Medical Merger Sub Corp., 6.375%, 05/15/23 (a)	40,000	37,800

Aircastle, Ltd., 7.625%, 04/15/20	70,000	79,447

Alcatel-Lucent USA, Inc., 8.875%, 01/01/20 (a)	200,000	218,250

Alere, Inc.,

6.375%, 07/01/23 (a)[1]	15,000	15,300

6.500%, 06/15/20	20,000	20,700

Allegion US Holding Co., Inc., 5.750%, 10/01/21	30,000	31,125

Altice, S.A., 7.750%, 05/15/22 (a)	200,000	194,000

AMC Entertainment, Inc., 5.750%, 06/15/25 (a)	85,000	83,513

American Axle & Manufacturing, Inc.,

6.250%, 03/15/21	25,000	26,375

7.750%, 11/15/19	60,000	68,100

American Energy-Permian Basin LLC / AEPB Finance Corp.,

7.125%, 11/01/20 (a)	20,000	13,700

7.375%, 11/01/21 (a)	40,000	27,375

8.000%, 06/15/20 (a)	45,000	44,325

Amkor Technology, Inc.,

6.375%, 10/01/22	120,000	121,950

6.625%, 06/01/21	55,000	56,031

Antero Resources Corp.,

5.125%, 12/01/22	20,000	19,000

5.375%, 11/01/21	40,000	38,600

6.000%, 12/01/20	15,000	15,150

Apex Tool Group LLC, 7.000%, 02/01/21 (a)	15,000	13,463

Arch Coal, Inc.,

7.000%, 06/15/19[1]	35,000	5,250

7.250%, 06/15/21	95,000	13,775

8.000%, 01/15/19 (a)	20,000	4,300

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	$200,000	$212,000

Argos Merger Sub, Inc., 7.125%, 03/15/23 (a)	155,000	162,750

Ashland, Inc., 4.750%, 08/15/22 (b)	195,000	192,075

Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	37,275

Aspect Software, Inc., 10.625%, 05/15/17	80,000	77,000

Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	40,000	33,400

Atwood Oceanics, Inc., 6.500%, 02/01/20	75,000	72,750

Audatex North America, Inc., 6.000%, 06/15/21 (a)	150,000	154,688

Avaya, Inc., 7.000%, 04/01/19 (a)	115,000	112,988

AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	65,000	67,112

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,

5.125%, 06/01/22 (a)	10,000	9,788

5.500%, 04/01/23	95,000	94,169

B&G Foods, Inc., 4.625%, 06/01/21	55,000	54,381

Baytex Energy Corp., 5.625%, 06/01/24 (a)	20,000	18,650

Belden, Inc., 5.500%, 09/01/22 (a)	85,000	84,788

Berry Petroleum Co. LLC, 6.375%, 09/15/22	20,000	15,700

Blackboard, Inc., 7.750%, 11/15/19 (a)	90,000	85,050

Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (a)	50,000	51,750

Bombardier, Inc.,

7.500%, 03/15/25 (a)	105,000	95,813

7.750%, 03/15/20 (a)	40,000	40,420

BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,

7.875%, 04/15/22	40,000	33,400

8.625%, 10/15/20	70,000	61,950

Building Materials Corp. of America, 6.750%, 05/01/21 (a)	45,000	47,081

Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	110,000	115,638

Caesars Entertainment Operating Co., Inc.,

8.500%, 02/15/20[1,6,7]	125,000	101,250

9.000%, 02/15/20[1,6,7]	490,000	401,450

11.250%, 06/01/17[6,7]	115,000	90,850

California Resources Corp., 6.000%, 11/15/24[1]	85,000	73,525

Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	20,000	20,150

Case New Holland Industrial, Inc., 7.875%, 12/01/17	35,000	38,500

CCO Holdings LLC / CCO Holdings Capital Corp.,

5.125%, 05/01/23 (a)	120,000	117,000

5.250%, 03/15/21	180,000	180,000

5.375%, 05/01/25 (a)	35,000	34,169

6.625%, 01/31/22	30,000	31,350

Central Garden and Pet Co., 8.250%, 03/01/18[1]	134,000	137,551

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

CenturyLink, Inc.,

Series T, 5.800%, 03/15/22	$145,000	$139,019

Series W, 6.750%, 12/01/23	130,000	130,894

The Chemours Co.,

6.625%, 05/15/23 (a)	65,000	63,131

7.000%, 05/15/25 (a)	20,000	19,450

Chesapeake Energy Corp.,

4.875%, 04/15/22[1]	50,000	43,625

6.125%, 02/15/21	25,000	23,625

6.625%, 08/15/20	100,000	98,000

6.875%, 11/15/20	15,000	14,700

Cinemark USA, Inc.,

4.875%, 06/01/23	25,000	24,125

7.375%, 06/15/21	115,000	122,044

Claire’s Stores, Inc.,

8.875%, 03/15/19[1]	70,000	31,850

9.000%, 03/15/19 (a)	145,000	123,250

Clean Harbors, Inc., 5.250%, 08/01/20	110,000	112,200

Clear Channel Worldwide Holdings, Inc.,

6.500%, 11/15/22	85,000	87,444

Series A, 7.625%, 03/15/20	55,000	56,994

Series B, 6.500%, 11/15/22	315,000	329,175

Series B, 7.625%, 03/15/20	155,000	162,169

CNH Industrial Capital LLC, 3.625%, 04/15/18	50,000	50,250

Cogent Communications Group, Inc., 5.375%, 03/01/22 (a)	70,000	69,388

CommScope Technologies Finance LLC, 6.000%, 06/15/25 (a)	55,000	54,931

CommScope, Inc.,

5.000%, 06/15/21 (a)	30,000	29,363

5.500%, 06/15/24 (a)	10,000	9,763

Comstock Resources, Inc., 10.000%, 03/15/20 (a)[1]	80,000	72,566

Concho Resources, Inc., 5.500%, 04/01/23	15,000	15,075

CONSOL Energy, Inc., 5.875%, 04/15/22	30,000	25,650

Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,

6.125%, 03/01/22	10,000	10,250

6.250%, 04/01/23 (a)	35,000	36,575

Crown Castle International Corp., 5.250%, 01/15/23	80,000	80,880

CSI Compressco L.P. / Compressco Finance, Inc., 7.250%, 08/15/22 (a)	20,000	19,200

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

Dana Holding Corp.,

5.375%, 09/15/21	$25,000	$25,719

5.500%, 12/15/24	55,000	54,313

6.000%, 09/15/23	40,000	41,925

6.750%, 02/15/21	45,000	47,306

DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	70,000	67,550

Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20 (a)	100,000	105,375

Denbury Resources, Inc.,

4.625%, 07/15/23	55,000	46,475

5.500%, 05/01/22	95,000	85,263

DISH DBS Corp.,

5.125%, 05/01/20	20,000	20,275

5.875%, 07/15/22	170,000	167,025

5.875%, 11/15/24	80,000	77,050

6.750%, 06/01/21	350,000	365,750

7.875%, 09/01/19	15,000	16,673

DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 06/15/21 (a)	155,000	160,038

DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (a)	89,000	88,555

Energizer Holdings, Inc., 5.500%, 06/15/25 (a)	75,000	74,250

Entegris, Inc., 6.000%, 04/01/22 (a)	65,000	67,031

EP Energy LLC / Everest Acquisition Finance, Inc.,

7.750%, 09/01/22	65,000	68,575

9.375%, 05/01/20[1]	170,000	182,529

Equinix, Inc.,

5.375%, 01/01/22	25,000	25,188

5.750%, 01/01/25	20,000	19,900

EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	105,000	98,175

FCA US LLC / CG Co-Issuer, Inc., 8.250%, 06/15/21	200,000	218,500

FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	110,000	84,700

First Data Corp.,

8.250%, 01/15/21 (a)	225,000	237,938

8.750%, 01/15/22 (a)	290,000	309,031

8.875%, 08/15/20 (a)	115,000	121,181

12.625%, 01/15/21	155,000	179,413

FMG Resources August 2006 Pty, Ltd., 8.250%, 11/01/19 (a)[1]	145,000	122,888

Frontier Communications Corp.,

6.250%, 09/15/21	20,000	18,300

6.875%, 01/15/25	35,000	29,400

Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	40,000	36,650

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

GCI, Inc., 6.750%, 06/01/21	$90,000	$91,575

General Cable Corp., 5.750%, 10/01/22 (b)	95,000	89,538

General Motors Co., 4.875%, 10/02/23	175,000	185,373

The Geo Group, Inc., 5.875%, 01/15/22	60,000	62,700

The Goodyear Tire & Rubber Co.,

6.500%, 03/01/21	40,000	42,500

8.750%, 08/15/20	65,000	78,000

Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (a)	120,000	123,000

The Gymboree Corp., 9.125%, 12/01/18	75,000	28,875

H&E Equipment Services, Inc., 7.000%, 09/01/22[1]	90,000	93,263

Halcon Resources Corp.,

8.625%, 02/01/20 (a)[1]	20,000	19,825

8.875%, 05/15/21[1]	125,000	82,813

9.250%, 02/15/22	25,000	16,313

9.750%, 07/15/20[1]	15,000	10,163

HCA Holdings, Inc., 6.250%, 02/15/21	30,000	32,400

HCA, Inc.,

5.250%, 04/15/25	25,000	26,094

5.375%, 02/01/25	330,000	336,204

6.500%, 02/15/20	25,000	28,000

7.500%, 02/15/22	475,000	546,844

HD Supply, Inc.,

5.250%, 12/15/21 (a)	70,000	71,225

11.500%, 07/15/20	70,000	81,200

HealthSouth Corp.,

5.750%, 11/01/24	25,000	25,625

7.750%, 09/15/22	42,000	44,048

The Hertz Corp.,

5.875%, 10/15/20	80,000	81,400

6.250%, 10/15/22[1]	75,000	76,500

7.375%, 01/15/21[1]	80,000	83,700

Hexion, Inc.,

6.625%, 04/15/20	255,000	235,238

8.875%, 02/01/18	80,000	72,600

Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	59,675

The Hillman Group, Inc., 6.375%, 07/15/22 (a)	60,000	57,000

Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	40,000	41,748

Hologic, Inc., 5.250%, 07/15/22 (a)[8]	75,000	76,781

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

HRG Group, Inc.,

7.750%, 01/15/22 (a)	$15,000	$14,681

7.875%, 07/15/19 (a)	15,000	15,863

Huntsman International LLC, 4.875%, 11/15/20	165,000	165,413

iHeartCommunications, Inc.,

9.000%, 03/01/21	105,000	95,419

10.625%, 03/15/23 (a)	45,000	42,750

IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	77,437

INEOS Group Holdings, S.A., 5.875%, 02/15/19 (a)	200,000	201,750

Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	50,000	47,250

Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875% PIK), 7.125%, 05/01/21 (a)[1,5]	115,000	115,719

Infor US, Inc., 6.500%, 05/15/22 (a)	155,000	158,100

Intelsat Jackson Holdings SA,

5.500%, 08/01/23	85,000	75,586

6.625%, 12/15/22	55,000	50,325

7.250%, 10/15/20	355,000	352,337

7.500%, 04/01/21	120,000	119,100

Intelsat Luxembourg, S.A., 7.750%, 06/01/21[1]	110,000	92,262

Interline Brands, Inc., (10.000% Cash or 10.750% PIK), 10.000%, 11/15/18[5]	15,000	15,712

International Game Technology PLC, 6.250%, 02/15/22 (a)	200,000	192,000

inVentiv Health, Inc.,

9.000%, 01/15/18 (a)	105,000	109,659

11.000%, 08/15/18 (a), (b)	35,000	33,830

inVentiv Health, Inc., (10.000% Cash or 12.000% PIK), 10.000%, 08/15/18 (a)[5]	47,700	49,608

Iron Mountain, Inc., 6.000%, 08/15/23	70,000	73,412

Isle of Capri Casinos, Inc., 5.875%, 03/15/21	60,000	61,950

Italics Merger Sub, Inc., 7.125%, 07/15/23 (a)	80,000	79,200

J.C. Penney Corp., Inc., 6.375%, 10/15/36	90,000	67,275

Jack Cooper Holdings Corp., 10.250%, 06/01/20 (a), (b)	120,000	111,600

James Hardie International Finance, Ltd., 5.875%, 02/15/23 (a)	20,000	20,700

JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[5]	41,687	31,578

Kindred Healthcare, Inc.,

8.000%, 01/15/20 (a)	70,000	75,075

8.750%, 01/15/23 (a)	25,000	27,250

Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18 (b)	150,000	160,503

KLX, Inc., 5.875%, 12/01/22 (a)	90,000	91,340

Kraft Heinz Foods Co., 4.875%, 02/15/25 (a)	105,000	114,581

Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	95,000	87,044

Laredo Petroleum, Inc., 5.625%, 01/15/22	35,000	34,825

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

Legacy Reserves, L.P. / Legacy Reserves Finance Corp.,

6.625%, 12/01/21	$40,000	$32,600

8.000%, 12/01/20	70,000	61,250

Level 3 Communications, Inc., 5.750%, 12/01/22	60,000	59,700

Level 3 Financing, Inc.,

5.125%, 05/01/23 (a)	60,000	58,575

5.375%, 05/01/25 (a)	60,000	57,900

5.625%, 02/01/23 (a)	40,000	40,550

8.625%, 07/15/20	40,000	42,848

Linn Energy LLC / Linn Energy Finance Corp.,

6.250%, 11/01/19 (b)	50,000	39,375

7.750%, 02/01/21	135,000	105,638

8.625%, 04/15/20	10,000	8,252

LSB Industries, Inc., 7.750%, 08/01/19	104,000	110,760

LTF Merger Sub, Inc., 8.500%, 06/15/23 (a)	90,000	87,300

Magnachip Semiconductor Corp., 6.625%, 07/15/21 (b)	105,000	83,344

Mallinckrodt International Finance, S.A. / Mallinckrodt CB LLC,

4.875%, 04/15/20 (a)	25,000	25,532

5.500%, 04/15/25 (a)	20,000	19,475

Marina District Finance Co., Inc., 9.875%, 08/15/18	125,000	128,906

MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.,

4.875%, 12/01/24	30,000	29,475

4.875%, 06/01/25	115,000	112,700

5.500%, 02/15/23	85,000	87,656

McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (b)	55,000	60,775

MEG Energy Corp.,

6.375%, 01/30/23 (a)	75,000	69,750

7.000%, 03/31/24 (a)	100,000	96,375

Memorial Production Partners, L.P. / Memorial Production Finance Corp.,

6.875%, 08/01/22	30,000	27,285

7.625%, 05/01/21	80,000	76,600

MGM Resorts International,

5.250%, 03/31/20	155,000	156,937

6.000%, 03/15/23[1]	160,000	162,800

6.750%, 10/01/20	120,000	127,800

7.750%, 03/15/22	125,000	138,125

Michaels Stores, Inc., 5.875%, 12/15/20 (a)	45,000	47,362

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

Micron Technology, Inc.,

5.250%, 08/01/23 (a)	$15,000	$14,419

5.250%, 01/15/24 (a)	35,000	33,141

5.500%, 02/01/25 (a)	25,000	23,487

5.875%, 02/15/22	40,000	40,850

Neiman Marcus Group, Ltd., Inc., 8.000%, 10/15/21 (a)	40,000	42,300

Neiman Marcus Group, Ltd., Inc. (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[5]	65,000	70,119

Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	69,750

Nexstar Broadcasting, Inc.,

6.125%, 02/15/22 (a)	25,000	25,437

6.875%, 11/15/20	120,000	127,650

The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21 (a)	50,000	50,687

Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	90,000	88,537

Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	35,000	25,025

Numericable-SFR SAS, 6.000%, 05/15/22 (a)	200,000	197,625

NXP, B.V. / NXP Funding LLC, 5.750%, 02/15/21 (a)	200,000	208,750

Oasis Petroleum, Inc., 6.875%, 03/15/22[1]	85,000	86,700

Omega US Sub LLC, 8.750%, 07/15/23 (a)	55,000	55,137

Orbital ATK, Inc., 5.250%, 10/01/21 (a)	60,000	61,500

Oshkosh Corp.,

5.375%, 03/01/22	5,000	5,138

5.375%, 03/01/25	20,000	20,100

Outfront Media Capital LLC / Outfront Media Capital Corp.,

5.250%, 02/15/22[1]	20,000	20,300

5.625%, 02/15/24	15,000	15,394

Party City Holdings, Inc., 8.875%, 08/01/20	80,000	85,800

Peabody Energy Corp.,

6.250%, 11/15/21[1]	85,000	29,325

6.500%, 09/15/20	15,000	5,175

Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	110,000	115,225

Plantronics, Inc., 5.500%, 05/31/23 (a)	45,000	45,675

Post Holdings, Inc.,

6.000%, 12/15/22 (a)[1]	50,000	48,313

6.750%, 12/01/21 (a)	50,000	50,125

7.375%, 02/15/22	150,000	153,187

Project Homestake Merger Corp., 8.875%, 03/01/23 (a)	100,000	97,250

Quebecor Media, Inc., 5.750%, 01/15/23	180,000	180,225

Quebecor World, Escrow, 6.500%, 08/01/27*,6,7	165,000	433

Quintiles Transnational Corp., 4.875%, 05/15/23 (a)	20,000	20,150

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

Qwest Capital Funding, Inc., 7.750%, 02/15/31	$65,000	$67,275

Radio Systems Corp., 8.375%, 11/01/19 (a)	105,000	111,562

Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	29,400

Range Resources Corp., 4.875%, 05/15/25 (a)	45,000	43,882

Regal Entertainment Group, 5.750%, 03/15/22	55,000	55,822

Regency Energy Partners, L.P. / Regency Energy Finance Corp.,

5.000%, 10/01/22	35,000	35,605

5.500%, 04/15/23	45,000	46,026

5.750%, 09/01/20	5,000	5,465

5.875%, 03/01/22	20,000	21,319

Reichhold Holdings International B.V.,

12.000%, 03/13/17[6]	79,000	79,000

15.000%, 03/13/17[6]	50,000	50,000

Reichhold Industries, Inc., (9.000% Cash or 11.000% PIK), 9.000%, 05/08/17 (a)[5,6,7]	151,046	—

Reichhold LLC, 12.000%, 03/13/17[6]	35,000	35,000

Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	40,200

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,

5.750%, 10/15/20	145,000	148,987

9.000%, 04/15/19	230,000	238,912

RHP Hotel Properties, L.P. / RHP Finance Corp.,

5.000%, 04/15/21	135,000	135,675

5.000%, 04/15/23 (a)	30,000	29,550

Rite Aid Corp., 6.125%, 04/01/23 (a)	110,000	113,712

RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21 (a)	45,000	44,775

RSI Home Products, Inc., 6.500%, 03/15/23 (a)	105,000	106,312

RSP Permian, Inc., 6.625%, 10/01/22 (a)	15,000	15,412

Sabine Pass Liquefaction LLC,

5.625%, 03/01/25 (a)	50,000	49,688

5.750%, 05/15/24	100,000	100,125

6.250%, 03/15/22	100,000	104,000

Sabre GLBL, Inc., 5.375%, 04/15/23 (a)	70,000	69,300

Sally Holdings LLC / Sally Capital, Inc., 5.500%, 11/01/23[1]	20,000	20,900

Sanchez Energy Corp., 6.125%, 01/15/23[1]	55,000	49,500

SandRidge Energy, Inc., 8.125%, 10/15/22	70,000	30,275

SBA Telecommunications, Inc., 5.750%, 07/15/20	45,000	46,856

The Scotts Miracle-Gro Co., 6.625%, 12/15/20	60,000	63,000

Sealed Air Corp., 6.500%, 12/01/20 (a)	30,000	33,225

Sensata Technologies BV, 5.000%, 10/01/25 (a)	20,000	19,525

Service Corp. International, 7.500%, 04/01/27	115,000	132,825

The ServiceMaster Co. LLC, 7.000%, 08/15/20	43,000	45,634

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)
Sinclair Television Group, Inc.,
5.375%, 04/01/21	$85,000	$85,956
6.125%, 10/01/22	40,000	41,300
Sirius XM Radio, Inc.,
4.625%, 05/15/23 (a)	25,000	23,562
5.375%, 04/15/25 (a)	85,000	82,237
5.750%, 08/01/21 (a)[1]	125,000	128,906
6.000%, 07/15/24 (a)	15,000	15,187
SM Energy Co.,
5.625%, 06/01/25	30,000	29,769
6.125%, 11/15/22 (a)	20,000	20,654
Spectrum Brands, Inc.,
5.750%, 07/15/25 (a)	40,000	40,800
6.375%, 11/15/20	35,000	37,187
6.625%, 11/15/22	25,000	26,750
6.750%, 03/15/20	60,000	63,330
Sprint Capital Corp.,
6.875%, 11/15/28	15,000	12,937
8.750%, 03/15/32	435,000	424,125
Sprint Communications, Inc., 9.000%, 11/15/18 (a)	55,000	62,247
Sprint Corp.,
7.250%, 09/15/21	45,000	43,987
7.625%, 02/15/25	50,000	47,250
7.875%, 09/15/23	535,000	523,058
SunGard Data Systems, Inc.,
6.625%, 11/01/19	75,000	77,719
7.625%, 11/15/20	30,000	31,462
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.125%, 11/15/19 (a)	20,000	19,900
TEGNA, Inc.,
4.875%, 09/15/21 (a)	15,000	14,925
5.500%, 09/15/24 (a)	15,000	14,888
Telecom Italia S.P.A., 5.303%, 05/30/24 (a)	200,000	200,000
Tempur Sealy International, Inc., 6.875%, 12/15/20	60,000	63,900
Tenet Healthcare Corp.,
4.500%, 04/01/21	10,000	9,937
4.750%, 06/01/20	90,000	91,800
6.000%, 10/01/20	100,000	106,875
6.750%, 06/15/23 (a)	55,000	56,169
8.000%, 08/01/20	205,000	213,969
8.125%, 04/01/22	190,000	208,240

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

Terex Corp.,

6.000%, 05/15/21[1]	$155,000	$156,550

6.500%, 04/01/20	60,000	63,150

Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.,

5.875%, 10/01/20	93,000	96,022

6.125%, 10/15/21	45,000	47,137

6.250%, 10/15/22 (a)	20,000	20,800

Time, Inc., 5.750%, 04/15/22 (a)	80,000	77,600

T-Mobile USA, Inc.,

6.633%, 04/28/21	45,000	46,800

6.731%, 04/28/22	210,000	219,450

TransDigm, Inc., 6.500%, 05/15/25 (a)	60,000	59,625

Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	90,000	90,450

Triumph Group, Inc., 4.875%, 04/01/21	80,000	78,800

UCI International, Inc., 8.625%, 02/15/19	115,000	102,925

Ultra Petroleum Corp., 6.125%, 10/01/24 (a)	50,000	44,125

United Rentals North America, Inc.,

7.375%, 05/15/20	50,000	53,599

7.625%, 04/15/22	100,000	108,750

8.250%, 02/01/21	101,000	108,449

United States Cellular Corp., 6.700%, 12/15/33	50,000	46,860

United Surgical Partners International, Inc., 9.000%, 04/01/20	100,000	106,750

Valeant Pharmaceuticals International, Inc.,

5.875%, 05/15/23 (a)	180,000	184,950

6.125%, 04/15/25 (a)	125,000	128,906

6.750%, 08/15/21 (a)	100,000	104,500

7.000%, 10/01/20 (a)	55,000	57,337

7.250%, 07/15/22 (a)	130,000	138,612

7.500%, 07/15/21 (a)	280,000	302,050

Videotron, Ltd., 5.375%, 06/15/24 (a)	35,000	35,087

Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (a)	180,000	186,075

Watco Cos. LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	55,000	55,962

Whiting Canadian Holding Co. ULC, 8.125%, 12/01/19	90,000	94,669

Whiting Petroleum Corp.,

5.750%, 03/15/21[1]	105,000	103,845

6.250%, 04/01/23 (a)	50,000	49,875

Williams Partners, L.P. / ACMP Finance Corp., 6.125%, 07/15/22	60,000	63,773

Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)	200,000	202,750

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.5% (continued)

Windstream Corp.,

7.500%, 04/01/23[1]	$115,000	$100,912

7.750%, 10/01/21	230,000	211,600

WMG Acquisition Corp.,

5.625%, 04/15/22 (a)	20,000	20,100

6.000%, 01/15/21 (a)	56,000	57,400

WPX Energy, Inc., 5.250%, 09/15/24[1]	25,000	23,156

WR Grace & Co.,

5.125%, 10/01/21 (a)	20,000	20,200

5.625%, 10/01/24 (a)	10,000	10,163

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)	110,000	105,325

XPO Logistics, Inc., 6.500%, 06/15/22 (a)	80,000	78,500

Zayo Group LLC / Zayo Capital, Inc.,

6.000%, 04/01/23 (a)	120,000	118,824

6.375%, 05/15/25 (a)	35,000	34,037

Zebra Technologies Corp., 7.250%, 10/15/22 (a)	130,000	141,050

ZF North America Capital, Inc., 4.750%, 04/29/25 (a)[1]	175,000	170,079

Total Industrials		29,878,679

Utilities - 1.1%

The AES Corp.,

4.875%, 05/15/23	25,000	23,625

7.375%, 07/01/21	125,000	137,813

Dynegy, Inc.,

7.375%, 11/01/22 (a)	80,000	84,200

7.625%, 11/01/24 (a)	40,000	42,500

NRG Energy, Inc.,

6.250%, 07/15/22	40,000	40,800

7.875%, 05/15/21	45,000	48,150

Total Utilities		377,088

Total Corporate Bonds and Notes (cost $33,111,635)		32,344,317

Floating Rate Senior Loan Interests - 5.7%[10]

21st Century Oncology, Inc., Tranche B Term Loan, 6.500%, 04/30/22 (09/30/15)	100,000	99,250

Academy, LTD., Initial Term Loan,

4.500%, 08/03/18 (07/02/15)	46,368	46,412

4.500%, 08/03/18 (09/03/15)	52,363	52,412

Accellent, Inc., Initial Term Loan (First Lien), 4.500%, 03/12/21 (09/14/15)	98,750	98,338

Alliance Laundry Systems LLC, Term Loan (First Lien), 4.250%, 12/10/18 (07/07/15)	95,548	95,906

American Energy - Marcelus, LLC, Initial Loan (First Lien), 5.250%, 08/04/20 (08/05/15)	65,000	50,667

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Floating Rate Senior Loan Interests - 5.7% (continued)[10]

Bway Intermediate Company, Inc., Initial Term Loan,

5.500%, 08/14/20 (08/25/15)	$61,686	$62,081

5.500%, 08/14/20 (09/08/15)	2,664	2,681

CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Dollar Term Loan (First Lien), 4.500%, 07/31/21 (07/31/15)	64,513	64,486

CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Term Loan (Second Lien), 8.750%, 07/31/22 (07/30/15)	70,000	69,388

Clear Channel Communications, Inc., Term Loan D, 6.937%, 01/30/19 (07/31/15)	34,927	32,337

Diamond Foods, Loan, 4.250%, 08/20/18 (07/31/15)	98,997	98,997

Evergreen Skills LUX S.A R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (07/31/15)	99,250	97,239

Evergreen Skills LUX S.A R.L., Initial Term Loan (Second Lien), 9.250%, 04/28/22 (07/31/15)	100,000	94,250

Hercules Achievement, Inc. (Varsity Brands), Initial Term Loan (First Lien), 5.000%, 12/10/21 (09/30/15)	94,525	95,177

The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/30/21 (09/30/15)	99,000	99,866

Informatica, Term Loan B, 4.500%, 05/20/22 (09/02/15)[8]	20,000	19,979

Integra Telecom Holdings, Inc., Term Loan B,

5.250%, 08/08/20 (06/30/15)	62,082	61,761

5.250%, 08/08/20 (07/31/15)	65,000	64,665

Interline Brands, 1st Lien Term Loan, 4.000%, 03/17/21 (09/17/15)	79,198	79,148

Neiman Marcus Group, Inc., Other Term Loan,

4.250%, 10/25/20 (07/31/15)	400	398

4.250%, 10/25/20 (09/08/15)	157,595	156,905

New Albertsons, Inc., Term B Loan, 4.750%, 06/27/21 (09/28/15)	99,250	99,510

Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (09/25/15)	98,999	97,199

Riverbed Technology Inc., Term Loan B, 6.000%, 04/24/22 (09/30/15)	79,800	80,654

Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (07/30/15)	97,021	97,203

Vertaforce, Inc., 2nd Lien Term Loan, 9.750%, 10/29/17 (09/29/15)	45,000	45,619

Wilton Brands LLC (FKA Wilton Brands Inc.), Tranche B Loan, 7.500%, 08/30/18 (08/27/15)	68,246	66,284

Total Floating Rate Senior Loan Interests (cost $2,046,173)		2,028,812

Short-Term Investments - 6.5%

Repurchase Agreements - 5.0%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $1,020,000)	1,000,000	1,000,000

Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $765,160 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65 totaling $780,460)	765,157	765,157

Total Repurchase Agreements		1,765,157

	Shares
Other Investment Companies - 1.5%[3]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%[9]	520,844	520,844

Total Short-Term Investments (cost $2,286,001)		2,286,001

The accompanying notes are an integral part of these financial statements.

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

Value
Total Investments - 103.9% (cost $37,443,809)	$36,721,586

Other Assets, less Liabilities - (3.9)%	(1,362,916)

Net Assets - 100.0%	$35,358,670

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Category	AMG Managers Intermediate Duration Government Fund**
U.S. Government and Agency Obligations	107.0%
Asset-Backed Securities	6.2%
Mortgage-Backed Securities	6.1%
Other Assets and Liabilities	(19.3)%

**	As a percentage of net assets.

Rating	AMG Managers Intermediate Duration Government Fund***
U.S. Government and Agency Obligations	89.6%
Aaa	9.3%
Aa	0.0%#
Baa	0.3%
Ba & lower	0.8%

***	As a percentage of market value of fixed-income securities.
#	Rounds to less than 0.1%.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 3.500%, TBA 30 years	14.2%
FHLMC Gold Pool, 4.000%, TBA 30 years	12.2
FNMA, 4.000%, TBA 30 years	8.1
GNMA, 4.000%, TBA 30 years	5.4
FNMA, 4.500%, TBA 30 years	3.2
FHLMC Gold Pool, 3.500%, TBA 30 years	2.7
GNMA, 3.000%, TBA 30 years	1.7
Progress Residential Trust, Series 2015-SF, Class A, 2.740%, 06/12/32	1.6
Invitation Homes Trust, Series 2013-SF, Class A, 1.400%, 12/17/30 (07/17/15)	1.5
FHLMC Gold Pool, 5.000%, 10/01/36*	1.3

Top Ten as a Group	51.9%

*	Top Ten Holdings as of December 31, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Principal Amount	Value
Asset-Backed Securities - 6.2%

American Homes 4 Rent, Series 2014-SFR1, Class A, 1.250%, 06/17/31 (07/17/15) (a)[9,10]	$1,227,685	$1,223,647

American Residential Properties, Series 2014-SFR1, Class A, 1.286%, 09/17/31 (07/17/15) (a)[9,10]	1,870,000	1,851,029

Colony American Homes, Series 2014-2A, Class A, 1.137%, 07/17/31 (07/17/15) (a)[10]	901,971	891,380

Invitation Homes Trust,

Series 2013-SFR1, Class A, 1.400%, 12/17/30 (07/17/15) (a)[9,10]	2,919,714	2,907,428

Series 2014-SFR1, Class A, 1.185%, 06/17/31 (07/17/15) (a)[10]	650,000	642,520

Series 2015-SFR3, Class A, 1.483%, 08/17/32 (07/17/15) (a)[10]	500,000	499,514

Progress Residential Trust,

Series 2014-SFR1, Class A, 1.285%, 10/17/31 (07/17/15) (a)[10]	900,000	888,931

Series 2015-SFR2, Class A, 2.740%, 06/12/32 (a)	3,000,000	2,950,428

Total Asset-Backed Securities (cost $11,907,854)		11,854,877

Mortgage-Backed Securities - 6.1%

American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.449%, 11/25/35 (08/25/15)[10]	82,871	72,867

American Home Mortgage Investment Trust,

Series 2004-1, Class 4A, 2.423%, 04/25/44 (08/25/15)[10]	123,646	116,313

Series 2005-1, Class 5A1, 2.423%, 06/25/45 (08/25/15)[10]	46,787	46,170

Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	127,222	127,511

Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.747%, 12/20/34 (08/20/15)[10]	119,534	109,917

Bank of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45[4]	714,107	714,515

Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.746%, 04/25/35 (08/25/15)[10]	122,636	107,462

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4, 5.766%, 04/12/38[4]	1,979,286	2,017,124

Countrywide Home Loan Mortgage Pass Through Trust,

Series 2005-HYB2, Class 1A4, 2.730%, 05/20/35 (08/20/15)[10]	91,946	86,691

Series 2005-HYB8, Class 1A1, 2.470%, 12/20/35 (08/20/15)[10]	107,108	87,318

Countrywide Home Loan reperforming loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.607%, 11/25/34 (07/25/15) (a)[6,10]	129,352	115,459

Credit Suisse Commercial Mortgage Trust,

Series 2006-C3, Class A1A, 6.000%, 06/15/38[4]	1,002,027	1,034,830

Series 2006-C3, Class A3, 6.000%, 06/15/38[4]	979,280	1,000,146

GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.537%, 03/25/35 (07/25/15) (a)[6,10]	183,739	160,352

GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.010%, 05/25/34 (08/25/15)[10]	39,497	36,804

Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.295%, 11/19/34 (08/19/15)[10]	70,039	65,076

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4, 5.412%, 12/15/44[4]	2,215,778	2,220,753

LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.028%, 06/15/38[4]	418,701	430,311

Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[9]	556,531	592,528

Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, 5.291%, 01/12/44[4]	409,628	411,664

Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.925%, 08/25/35[4,9]	790,665	778,878

Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.537%, 03/25/35 (07/25/15) (a)[6,10]	214,083	177,644

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 6.1% (continued)

Wachovia Bank Commercial Mortgage Trust,

Series 2006-C26, Class A2, 5.935%, 06/15/45	$36,126	$36,311

Series 2006-C27, Class A3, 5.765%, 07/15/45[4]	712,717	732,312

Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	235,226	242,417

Total Mortgage-Backed Securities (cost $11,691,111)		11,521,373

U.S. Government and Agency Obligations - 107.4%

Federal Home Loan Mortgage Corporation - 36.4%

FHLMC,

2.349%, 11/01/33 (09/15/15)[9,10]	953,756	1,021,602

2.470%, 01/01/36 (09/15/15)[9,10]	2,118,701	2,270,903

2.785%, 02/01/37 (09/15/15)[10]	64,345	69,591

FHLMC Gold Pool,

3.000%, 06/01/45[8]	1,806,251	1,801,824

3.500%, 04/01/32 to 01/01/44[9]	12,453,013	12,879,771

3.500%, TBA 30 years,[8,11]	4,900,000	5,027,764

4.000%, 05/01/24 to 07/01/44[9]	7,084,678	7,514,441

4.000%, TBA 30 years,[8,11]	22,000,000	23,233,028

4.500%, 02/01/20 to 09/01/41[9]	3,449,895	3,719,297

5.000%, 05/01/18 to 07/01/41[9]	4,684,002	5,170,151

5.500%, 11/01/17 to 01/01/40[9]	3,674,387	4,109,595

6.000%, 09/01/17 to 01/01/24[9]	991,508	1,084,281

7.000%, 07/01/19	115,123	122,143

7.500%, 07/01/34[9]	904,294	1,076,437

Total Federal Home Loan Mortgage Corporation		69,100,828

Federal National Mortgage Association - 52.8%

FNMA,

1.975%, 06/01/34 (08/25/15)[9,10]	723,819	760,707

2.233%, 08/01/34 (08/25/15)[10]	293,294	312,409

2.500%, 02/01/43[8]	839,789	806,615

3.000%, 03/01/43 to 04/01/45[8,9]	3,583,824	3,586,190

3.000%, TBA 30 years,[8,11]	2,800,000	2,789,555

3.500%, 05/01/42 to 06/01/45[9]	8,825,150	9,113,050

3.500%, TBA 30 years,[8,11]	26,200,000	26,951,454

4.000%, 01/01/26 to 06/01/45[9]	11,535,847	12,275,133

4.000%, TBA 30 years,[8,11]	14,600,000	15,449,430

4.500%, 04/01/25 to 05/01/45[8,9]	10,813,260	11,721,718

4.500%, TBA 30 years,[8,11]	5,600,000	6,054,125

4.750%, 07/01/34 to 09/01/34	331,954	364,886

5.000%, 06/01/18 to 06/01/41	1,460,888	1,608,565

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 52.8% (continued)

FNMA,

5.500%, 03/01/17 to 08/01/41[9]	$3,501,329	$3,930,939

6.000%, 08/01/17 to 06/01/39[9]	2,390,785	2,645,231

6.500%, 11/01/28 to 07/01/32	108,468	116,175

7.000%, 11/01/22[9]	550,165	602,900

FNMA REMICS,

Series 1994-55, Class H, 7.000%, 03/25/24[9]	647,842	718,252

Series 2005-13, Class AF, 0.587%, 03/25/35 (07/25/15)[9,10]	351,108	353,632

FNMA Whole Loan, Series 2003-W4, Class 4A, 6.997%, 10/25/42[4]	76,927	88,211

Total Federal National Mortgage Association		100,249,177

Government National Mortgage Association - 17.1%

GNMA,

2.000%, 05/20/21 (08/20/15)[10]	12,707	13,105

3.000%, 11/15/42 to 06/20/45[8]	4,285,109	4,348,235

3.000%, 03/20/16 to 08/20/18 (08/20/15)[9,10]	72,474	74,338

3.000%, TBA 30 years,[8,11]	3,200,000	3,230,250

3.500%, 08/15/43[9]	1,104,420	1,154,598

3.500%, TBA 30 years,[8,11]	2,000,000	2,075,703

4.000%, 06/20/43 to 11/15/44[9]	2,227,097	2,395,163

4.000%, TBA 30 years,[8,11]	9,600,000	10,173,564

4.500%, 06/15/39 to 05/15/41[9]	909,300	996,919

5.000%, 09/15/39 to 10/20/41[9]	5,235,229	5,849,493

5.500%, 10/15/39 to 11/15/39[9]	1,763,201	2,015,725

7.500%, 09/15/28 to 11/15/31	22,046	23,086

Total Government National Mortgage Association		32,350,179

Interest Only Strips - 1.1%

FHLMC,

Series 212, Class IO, 6.000%, 05/01/31[6]	1,545	347

Series 233, Class 5, 4.500%, 09/15/35	105,475	18,508

FHLMC REMICS,

Series 2380, Class SI, 7.715%, 06/15/31 (07/15/15)[6,10]	13,211	3,155

Series 2922, Class SE, 6.565%, 02/15/35 (07/15/15)[10]	124,907	25,742

Series 2934, Class HI, 5.000%, 02/15/20	57,014	4,618

Series 2934, Class KI, 5.000%, 02/15/20	43,482	3,514

Series 2965, Class SA, 5.865%, 05/15/32 (07/15/15)[10]	262,313	43,953

Series 2967, Class JI, 5.000%, 04/15/20	107,103	9,298

Series 2980, Class SL, 6.515%, 11/15/34 (07/15/15)[10]	163,790	41,971

Series 3031, Class BI, 6.504%, 08/15/35 (07/15/15)[10]	321,786	75,624

Series 3065, Class DI, 6.435%, 04/15/35 (07/15/15)[10]	283,417	62,959

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.1% (continued)

FHLMC REMICS,

Series 3114, Class GI, 6.415%, 02/15/36 (07/15/15)[10]	$235,016	$60,530

Series 3308, Class S, 7.015%, 03/15/32 (07/15/15)[10]	252,055	52,312

Series 3424, Class XI, 6.385%, 05/15/36 (07/15/15)[10]	258,378	47,047

Series 3489, Class SD, 7.615%, 06/15/32 (07/15/15)[10]	144,382	32,983

Series 3606, Class SN, 6.065%, 12/15/39 (07/15/15)[10]	353,555	58,349

Series 3685, Class EI, 5.000%, 03/15/19	306,281	15,402

Series 3731, Class IO, 5.000%, 07/15/19	144,521	7,744

Series 3882, Class AI, 5.000%, 06/15/26	223,428	15,354

FNMA,

Series 215, Class 2, 7.000%, 04/25/23[6]	82,554	14,401

Series 222, Class 2, 7.000%, 06/25/23[6]	7,823	1,384

Series 343, Class 21, 4.000%, 09/25/18	85,843	3,959

Series 343, Class 22, 4.000%, 11/25/18	47,044	2,224

Series 351, Class 3, 5.000%, 04/25/34	85,178	18,803

Series 351, Class 4, 5.000%, 04/25/34	49,564	10,694

Series 351, Class 5, 5.000%, 04/25/34	41,871	9,034

Series 365, Class 4, 5.000%, 04/25/36	112,854	23,167

FNMA REMICS,

Series 2003-73, Class SM, 6.413%, 04/25/18 (07/25/15)[6,10]	40,552	735

Series 2004-49, Class SQ, 6.863%, 07/25/34 (07/25/15)[10]	103,002	20,437

Series 2004-51, Class SX, 6.933%, 07/25/34 (07/25/15)[10]	145,949	33,079

Series 2004-64, Class SW, 6.863%, 08/25/34 (07/25/15)[10]	431,839	91,933

Series 2005-12, Class SC, 6.563%, 03/25/35 (07/25/15)[10]	162,130	29,230

Series 2005-45, Class SR, 6.533%, 06/25/35 (07/25/15)[10]	342,735	67,282

Series 2005-65, Class KI, 6.813%, 08/25/35 (07/25/15)[9,10]	794,149	151,457

Series 2005-89, Class S, 6.513%, 10/25/35 (07/25/15)[10]	809,615	156,986

Series 2006-3, Class SA, 5.963%, 03/25/36 (07/25/15)[10]	168,072	29,644

Series 2007-75, Class JI, 6.358%, 08/25/37 (07/25/15)[10]	171,018	30,164

Series 2008-86, Class IO, 4.500%, 03/25/23	275,127	13,963

Series 2010-37, Class GI, 5.000%, 04/25/25	326,740	14,155

Series 2010-65, Class IO, 5.000%, 09/25/20	425,363	32,164

Series 2010-121, Class IO, 5.000%, 10/25/25	156,593	10,124

Series 2011-69, Class AI, 5.000%, 05/25/18	394,296	18,571

Series 2011-88, Class WI, 3.500%, 09/25/26	410,120	48,489

Series 2011-124, Class IC, 3.500%, 09/25/21	372,082	24,367

Series 2012-126, Class SJ, 4.813%, 11/25/42 (07/25/15)[10]	773,398	129,387

GNMA,

Series 2011-32, Class KS, 11.731%, 06/16/34 (07/16/15)[10]	300,891	52,932

The accompanying notes are an integral part of these financial statements.

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.1% (continued)

GNMA,

Series 2011-94, Class IS, 6.515%, 06/16/36 (07/16/15)[10]	$268,118	$37,781

Series 2011-157, Class SG, 6.413%, 12/20/41 (07/20/15)[10]	1,047,528	255,713

Series 2011-167, Class IO, 5.000%, 12/16/20	325,041	19,808

Series 2012-34, Class KS, 5.865%, 03/16/42 (07/16/15)[10]	440,631	101,303

Series 2012-69, Class QI, 4.000%, 03/16/41	315,088	59,647

Series 2012-103, Class IB, 3.500%, 04/20/40	276,571	37,137

Total Interest Only Strips		2,129,564

Total U.S. Government and Agency Obligations (cost $200,892,967)		203,829,748

Short-Term Investments - 32.4%

U.S. Treasury Bills - 0.0%#

U.S. Treasury Bills, 0.003%, 09/24/15[12,13]	90,000	89,999

	Shares

Other Investment Companies - 32.4%[3]

Dreyfus Cash Management Fund, Institutional Class Shares, 0.04%[9]	19,000,000	19,000,000

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%[9]	22,403,518	22,403,518

JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%[9]	20,016,789	20,016,789

Total Other Investment Companies		61,420,307

Total Short-Term Investments (cost $61,510,282)		61,510,306

Total Investments - 152.1% (cost $286,002,214)		288,716,304

Other Assets, less Liabilities - (52.1)%		(98,945,279)

Net Assets - 100.0%		$189,771,025

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Category	AMG Managers Short Duration Government Fund**
U.S. Government and Agency Obligations	69.0%
Asset-Backed Securities	11.1%
Mortgage-Backed Securities	2.0%
Other Assets and Liabilities	17.9%

**	As a percentage of net assets.

Rating	AMG Managers Short Duration Government Fund***
U.S. Government and Agency Obligations	86.1%
Aaa	13.8%
A	0.1%
Ba & lower	0.0%#

***	As a percentage of market value of fixed-income securities.
#	Rounds to less than 0.1%.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 3.500%, TBA 15 years	2.8%
SLM Student Loan Trust, Series 2008-9, Class A, 1.777%, 04/25/23	2.6
U.S. Treasury Inflation Indexed Bonds, 0.375%, 07/15/23*	2.4
FHLMC REMICS, Series 3990, Class GF, 0.586%, 03/15/41*	2.2
FNMA REMICS, Series 2011-115, Class FK, 0.557%, 10/25/39*	2.1
FNMA, 2.326%, 04/01/37*	1.5
FHLMC Gold Pool, 5.500%, 12/01/24*	1.4
FNMA, 5.500%, 08/01/41*	1.3
FNMA, 6.500%, 12/01/28*	1.2
FNMA, 2.532%, 01/01/36	1.1

Top Ten as a Group	18.6%

*	Top Ten Holdings as of December 31, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Principal Amount	Value
Asset-Backed Securities - 11.1%

American Homes 4 Rent, Series 2014-SFR1, Class A, 1.250%, 06/17/31 (07/17/15) (a)[10]	$1,851,349	$1,845,260

American Residential Properties, Series 2014-SFR1, Class A, 1.286%, 09/17/31 (07/17/15) (a)[10]	3,230,000	3,197,232

AmeriCredit Automobile Receivables Trust,

Series 2011-1, Class D, 4.260%, 02/08/17	3,346,249	3,348,726

Series 2011-2, Class D, 4.000%, 05/08/17	3,560,523	3,571,233

Series 2011-3, Class D, 4.040%, 07/10/17	4,095,000	4,137,547

Series 2012-1, Class C, 2.670%, 01/08/18	343,188	345,134

Colony American Homes,

Series 2014-2A, Class A, 1.137%, 07/17/31 (07/17/15) (a)[10]	2,260,873	2,234,326

Series 2015-1A, Class A, 1.387%, 07/17/32 (07/17/15) (a)[10]	2,430,000	2,403,520

Invitation Homes Trust,

Series 2013-SFR1, Class A, 1.400%, 12/17/30 (07/17/15) (a)[10]	1,271,347	1,265,997

Series 2014-SFR1, Class A, 1.185%, 06/17/31 (07/17/15) (a)[10]	1,125,000	1,112,055

Series 2015-SFR3, Class A, 1.483%, 08/17/32 (07/17/15) (a)[10]	3,700,000	3,696,400

Progress Residential Trust, Series 2014-SFR1, Class A, 1.285%, 10/17/31 (07/17/15) (a)[10]	1,680,000	1,659,338

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010%, 02/15/17	2,991,875	3,001,389

SLM Student Loan Trust, Series 2008-9, Class A, 1.777%, 04/25/23 (07/27/15)[10]	9,552,921	9,800,180

Total Asset-Backed Securities (cost $41,782,758)		41,618,337

Mortgage-Backed Securities - 2.0%

Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	28,050	28,113

Bank of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.328%, 09/10/47[4]	2,033,478	2,043,770

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4, 5.766%, 04/12/38[4]	1,393,386	1,420,023

CD Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.380%, 07/15/44[4]	282,614	282,836

Commercial Mortgage Trust, Series 2005-C6, Class A5A, 5.116%, 06/10/44[4]	61,732	61,697

Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.687%, 02/25/35 (07/27/15)[6,10]	395,042	154,600

Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[4]	594,707	612,184

Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4, 5.601%, 03/12/44[4]	1,584,988	1,594,672

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.448%, 12/15/44[4]	930,473	931,629

WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.537%, 01/25/45 (07/25/15)[10]	421,795	388,591

Total Mortgage-Backed Securities (cost $8,185,780)		7,518,115

U.S. Government and Agency Obligations - 69.0%

Federal Home Loan Mortgage Corporation - 24.4%

FHLMC,

1.875%, 09/01/35 (09/15/15)[10]	1,999,382	2,110,759

2.125%, 11/01/33 (09/15/15)[10]	918,992	977,514

2.338%, 10/01/28 (09/15/15)[10]	32,268	34,013

2.344%, 10/01/33 (09/15/15)[10]	1,197,519	1,277,074

2.350%, 10/01/33 (09/15/15)[10]	1,848,009	1,970,445

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 24.4% (continued)

FHLMC,

2.351%, 11/01/33 (09/15/15)[10]	$1,106,235	$1,181,774

2.355%, 12/01/33 (09/15/15)[10]	1,577,888	1,687,901

2.375%, 12/01/32 (09/15/15)[10]	483,403	515,884

2.376%, 05/01/34 (09/15/15)[10]	2,023,677	2,157,891

2.457%, 09/01/33 (09/15/15)[10]	2,126,693	2,267,805

2.482%, 07/01/34 (09/15/15)[10]	274,906	293,149

2.493%, 03/01/34 (09/15/15)[10]	2,727,864	2,914,166

2.499%, 04/01/34 (09/15/15)[10]	699,032	745,698

2.572%, 02/01/23 (09/15/15)[10]	234,372	248,850

2.697%, 06/01/35 (09/15/15)[10]	690,368	740,852

2.785%, 02/01/37 (09/15/15)[10]	768,462	831,113

FHLMC Gold Pool,

4.000%, 05/01/24 to 11/01/26	8,354,722	8,879,227

4.500%, 05/01/19 to 07/01/26	4,830,239	5,099,110

5.000%, 10/01/18 to 11/01/20	4,993,697	5,269,519

5.500%, 01/01/20 to 08/01/40	18,829,107	20,840,210

6.000%, 02/01/22 to 01/01/24	4,892,024	5,360,420

6.500%, 03/01/18 to 10/01/23	400,701	429,069

7.000%, 06/01/17 to 07/01/19	172,353	180,458

7.500%, 12/01/15 to 03/01/33	310,683	365,747

FHLMC REMICS,

Series 2427, Class LW, 6.000%, 03/15/17	362,875	374,167

Series 2429, Class HB, 6.500%, 12/15/23	578,657	651,280

Series 2541, Class ED, 5.000%, 12/15/17	1,643,925	1,708,381

Series 2627, Class BM, 4.500%, 06/15/18	129,824	135,206

Series 2631, Class PD, 4.500%, 06/15/18	43,583	45,377

Series 2645, Class BY, 4.500%, 07/15/18	1,473,617	1,534,709

Series 2653, Class PA, 4.000%, 07/15/31	1,851,745	1,895,503

Series 2668, Class AZ, 4.000%, 09/15/18	713,490	739,553

Series 2682, Class LC, 4.500%, 07/15/32	702,692	716,685

Series 2683, Class JB, 4.000%, 09/15/18	460,925	478,443

Series 2684, Class PE, 5.000%, 01/15/33	170,481	173,942

Series 2709, Class PE, 5.000%, 12/15/22	59,772	59,893

Series 2763, Class JD, 3.500%, 10/15/18	60,440	60,647

Series 2786, Class BC, 4.000%, 04/15/19	158,679	165,516

Series 2809, Class UC, 4.000%, 06/15/19	172,335	179,230

Series 2877, Class PA, 5.500%, 07/15/33	152,144	160,169

Series 2882, Class UM, 4.500%, 08/15/19	211,922	212,739

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 24.4% (continued)

FHLMC REMICS,

Series 2935, Class LM, 4.500%, 02/15/35	$503,207	$521,921

Series 3013, Class GA, 5.000%, 06/15/34	213,149	215,656

Series 3033, Class CI, 5.500%, 01/15/35	290,404	303,437

Series 3117, Class PL, 5.000%, 08/15/34	54,553	54,642

Series 3535, Class CA, 4.000%, 05/15/24	148,146	153,268

Series 3609, Class LA, 4.000%, 12/15/24	508,411	529,522

Series 3632, Class AG, 4.000%, 06/15/38	300,805	314,596

Series 3653, Class JK, 5.000%, 11/15/38	280,442	300,813

Series 3659, Class EJ, 3.000%, 06/15/18	3,159,767	3,227,054

Series 3683, Class AD, 2.250%, 06/15/20	687,958	694,427

Series 3756, Class DA, 1.200%, 11/15/18	566,918	568,834

Series 3818, Class UA, 1.350%, 02/15/17	427,431	429,008

Series 3827, Class CA, 1.500%, 04/15/17	163,562	164,143

Series 3846, Class CK, 1.500%, 09/15/20	190,144	191,305

Series 3990, Class GF, 0.586%, 03/15/41 (07/15/15)[10]	8,039,481	8,124,273

Total Federal Home Loan Mortgage Corporation		91,462,987

Federal National Mortgage Association - 36.7%

FNMA,

1.850%, 08/01/34 (08/25/15)[10]	307,627	322,687

1.875%, 02/01/33 (08/25/15)[10]	1,333,110	1,398,655

1.921%, 01/01/24 (08/25/15)[10]	561,859	573,581

1.925%, 09/01/33 to 03/01/36 (08/25/15)[10]	1,939,429	2,047,714

1.935%, 08/01/33 (08/25/15)[10]	501,766	527,022

1.975%, 06/01/34 (08/25/15)[10]	908,098	954,378

2.021%, 02/01/36 (08/25/15)[10]	3,210,947	3,396,361

2.150%, 01/01/34 (08/25/15)[10]	712,295	753,023

2.172%, 10/01/35 (08/25/15)[10]	1,543,423	1,632,562

2.182%, 01/01/36 (08/25/15)[10]	73,995	79,299

2.189%, 03/01/34 (08/25/15)[10]	275,076	293,729

2.195%, 01/01/33 to 12/01/33 (08/25/15)[10]	625,395	667,616

2.208%, 08/01/36 (08/25/15)[10]	209,268	222,830

2.209%, 07/01/34 (08/25/15)[10]	1,524,775	1,625,240

2.233%, 08/01/34 (08/25/15)[10]	366,617	390,512

2.270%, 09/01/37 (08/25/15)[10]	242,091	257,804

2.300%, 09/01/33 (08/25/15)[10]	631,298	667,244

2.310%, 02/01/37 (08/25/15)[10]	380,341	407,412

2.314%, 03/01/33 (08/25/15)[10]	471,256	504,318

2.326%, 04/01/37 (08/25/15)[10]	5,423,956	5,761,791

2.343%, 12/01/34 (08/25/15)[10]	2,692,880	2,883,466

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 36.7% (continued)

FNMA,

2.355%, 06/01/35 (08/25/15)[10]	$158,669	$168,970

2.367%, 05/01/33 (08/25/15)[10]	1,903,872	2,030,508

2.371%, 01/01/26 (08/25/15)[10]	252,738	262,363

2.389%, 06/01/35 (08/25/15)[10]	166,174	176,910

2.393%, 01/01/25 (08/25/15)[10]	398,884	416,593

2.404%, 01/01/36 (08/25/15)[10]	51,463	55,073

2.408%, 06/01/33 (08/25/15)[10]	423,999	449,097

2.425%, 01/01/34 (08/25/15)[10]	1,946,567	2,085,238

2.428%, 12/01/34 (08/25/15)[10]	2,320,588	2,484,209

2.435%, 01/01/33 (08/25/15)[10]	1,038,513	1,112,064

2.448%, 08/01/35 (08/25/15)[10]	1,637,445	1,746,217

2.476%, 04/01/34 (08/25/15)[10]	618,118	662,978

2.480%, 05/01/36 (08/25/15)[10]	87,044	93,226

2.489%, 05/01/34 (08/25/15)[10]	1,951,810	2,080,868

2.491%, 11/01/34 (08/25/15)[10]	3,875,749	4,154,267

2.500%, 04/01/34 (08/25/15)[10]	706,739	756,375

2.520%, 06/01/34 (08/25/15)[10]	2,442,626	2,605,180

2.532%, 01/01/36 (08/25/15)[10]	3,968,098	4,250,342

3.500%, TBA 15 years,[8,11]	10,000,000	10,546,406

4.000%, 10/01/21 to 08/01/30	1,011,555	1,071,426

4.500%, 10/01/19 to 06/01/26	3,555,587	3,795,249

5.000%, 10/01/18 to 09/01/25	12,705,464	13,594,712

5.500%, 11/01/17 to 08/01/41	16,044,112	18,059,895

6.000%, 09/01/19 to 07/01/25	6,512,191	7,110,120

6.500%, 04/01/17 to 08/01/32	4,555,913	5,277,463

7.000%, 11/01/22	2,050,595	2,247,149

7.500%, 08/01/33 to 09/01/33	74,345	88,104

FNMA Grantor Trust,

Series 2002-T5, Class A1, 0.427%, 05/25/32 (07/27/15)[10]	285,036	280,959

Series 2003-T4, Class 1A, 0.405%, 09/26/33 (07/27/15)[10]	14,392	14,266

FNMA REMICS,

Series 1994-31, Class ZC, 6.500%, 02/25/24	550,088	631,842

Series 1994-76, Class J, 5.000%, 04/25/24	163,533	170,603

Series 2001-63, Class FA, 0.735%, 12/18/31 (07/18/15)[10]	513,099	520,780

Series 2001-76, Class UD, 5.500%, 01/25/17	455,529	469,356

Series 2002-47, Class FD, 0.587%, 08/25/32 (07/25/15)[10]	560,402	566,197

Series 2002-56, Class UC, 5.500%, 09/25/17	199,781	208,061

Series 2002-74, Class FV, 0.637%, 11/25/32 (07/25/15)[10]	964,007	974,646

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 36.7% (continued)

FNMA REMICS,

Series 2003-2, Class FA, 0.687%, 02/25/33 (07/25/15)[10]	$475,419	$481,160

Series 2003-3, Class HJ, 5.000%, 02/25/18	123,079	127,659

Series 2003-64, Class YA, 3.000%, 05/25/23	121,365	123,313

Series 2004-1, Class AC, 4.000%, 02/25/19	88,362	91,369

Series 2004-21, Class AE, 4.000%, 04/25/19	395,996	410,179

Series 2004-27, Class HB, 4.000%, 05/25/19	191,949	198,631

Series 2004-28, Class MD, 4.500%, 01/25/34	1,917,657	2,082,369

Series 2004-53, Class NC, 5.500%, 07/25/24	307,975	337,551

Series 2005-13, Class AF, 0.587%, 03/25/35 (07/25/15)[10]	654,502	659,208

Series 2005-19, Class PA, 5.500%, 07/25/34	140,232	151,872

Series 2005-29, Class TC, 5.000%, 04/25/35	27,961	28,042

Series 2005-58, Class EP, 5.500%, 07/25/35	348,142	382,738

Series 2005-68, Class PB, 5.750%, 07/25/35	72,154	77,301

Series 2005-68, Class PC, 5.500%, 07/25/35	258,889	276,802

Series 2005-100, Class BQ, 5.500%, 11/25/25	896,404	984,032

Series 2005-100, Class GC, 5.000%, 12/25/34	283,903	288,528

Series 2006-18, Class PD, 5.500%, 08/25/34	80,453	83,035

Series 2007-56, Class FN, 0.557%, 06/25/37 (07/25/15)[10]	255,504	255,218

Series 2007-69, Class AB, 5.500%, 12/25/32	50,495	50,840

Series 2008-59, Class KB, 4.500%, 07/25/23	183,839	191,724

Series 2010-12, Class AC, 2.500%, 12/25/18	248,946	253,362

Series 2011-40, Class DK, 4.000%, 11/25/37	33,069	33,057

Series 2011-60, Class UC, 2.500%, 09/25/39	444,436	453,130

Series 2011-60, Class UE, 3.000%, 09/25/39	1,079,086	1,113,651

Series 2011-115, Class FK, 0.557%, 10/25/39 (07/25/15)[10]	7,673,911	7,723,169

FNMA Whole Loan,

Series 2003-W1, Class 2A, 6.475%, 12/25/42[4]	19,762	22,958

Series 2003-W4, Class 4A, 6.997%, 10/25/42[4]	461,564	529,268

Series 2003-W13, Class AV2, 0.467%, 10/25/33 (07/27/15)[6,10]	34,461	33,028

Series 2004-W5, Class F1, 0.637%, 02/25/47 (07/25/15)[10]	504,978	508,178

Series 2004-W14, Class 1AF, 0.587%, 07/25/44 (07/25/15)[10]	2,033,285	1,997,493

Series 2005-W2, Class A1, 0.387%, 05/25/35 (07/25/15)[10]	1,486,080	1,468,264

Total Federal National Mortgage Association		138,002,085

Government National Mortgage Association - 2.6%

GNMA,

1.625%, 12/20/21 to 09/20/35 (08/20/15)[10]	5,348,167	5,558,738

1.750%, 01/20/28 to 03/20/37 (08/20/15)[10]	459,355	475,667

2.000%, 06/20/22 (08/20/15)[10]	50,524	53,976

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 2.6% (continued)

GNMA,

2.500%, 07/20/18 to 08/20/21 (08/20/15)[10]	$44,172	$45,579

2.750%, 10/20/17 (08/20/15)[10]	10,816	11,053

3.000%, 11/20/17 to 03/20/21 (08/20/15)[10]	52,350	54,234

3.500%, 07/20/18 (08/20/15)[10]	17,426	17,978

4.000%, 09/15/18	220,714	232,852

4.500%, 04/15/18 to 07/15/24	1,449,063	1,538,531

9.500%, 12/15/17	1,427	1,491

Series 2000-36, Class F, 0.735%, 11/16/30 (07/16/15)[10]	568,282	572,254

Series 2010-2, Class F, 0.735%, 01/16/40 (07/16/15)[10]	1,191,197	1,206,381

Total Government National Mortgage Association		9,768,734

Interest Only Strips - 1.9%

FHLMC,

Series 215, Class IO, 8.000%, 06/15/31[6]	111,981	31,827

Series 233, Class 5, 4.500%, 09/15/35	53,813	9,443

FHLMC REMICS,

Series 2649, Class IM, 7.000%, 07/15/33	388,223	101,857

Series 2763, Class KS, 6.465%, 10/15/18 (07/15/15)[6,10]	74,145	828

Series 2922, Class SE, 6.565%, 02/15/35 (07/15/15)[10]	281,545	58,024

Series 2934, Class HI, 5.000%, 02/15/20	81,448	6,597

Series 2934, Class KI, 5.000%, 02/15/20	50,729	4,100

Series 2965, Class SA, 5.865%, 05/15/32 (07/15/15)[10]	649,517	108,834

Series 2967, Class JI, 5.000%, 04/15/20	252,037	21,881

Series 2980, Class SL, 6.515%, 11/15/34 (07/15/15)[10]	361,459	92,624

Series 2981, Class SU, 7.615%, 05/15/30 (07/15/15)[10]	303,232	78,077

Series 3031, Class BI, 6.504%, 08/15/35 (07/15/15)[10]	983,677	231,177

Series 3065, Class DI, 6.435%, 04/15/35 (07/15/15)[10]	866,383	192,460

Series 3114, Class GI, 6.415%, 02/15/36 (07/15/15)[10]	1,447,841	372,902

Series 3308, Class S, 7.015%, 03/15/32 (07/15/15)[10]	571,766	118,666

Series 3424, Class XI, 6.385%, 05/15/36 (07/15/15)[10]	673,026	122,548

Series 3489, Class SD, 7.615%, 06/15/32 (07/15/15)[10]	323,131	73,816

Series 3606, Class SN, 6.065%, 12/15/39 (07/15/15)[10]	941,240	155,338

Series 3685, Class EI, 5.000%, 03/15/19	683,921	34,393

Series 3731, Class IO, 5.000%, 07/15/19	327,827	17,566

Series 3882, Class AI, 5.000%, 06/15/26	178,706	12,281

FNMA,

Series 92, Class 2, 9.000%, 12/25/16[6]	3,481	139

Series 306, Class IO, 8.000%, 05/25/30[6]	88,617	24,965

Series 365, Class 4, 5.000%, 04/25/36	76,154	15,633

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.9% (continued)

FNMA REMICS,

Series 2001-82, Class S, 7.643%, 05/25/28 (07/25/15)[6,10]	$269,780	$64,564

Series 2003-48, Class SJ, 5.813%, 06/25/18 (07/25/15)[6,10]	95,290	3,919

Series 2003-73, Class SM, 6.413%, 04/25/18 (07/25/15)[6,10]	52,971	960

Series 2004-49, Class SQ, 6.863%, 07/25/34 (07/25/15)[10]	229,699	45,574

Series 2004-51, Class SX, 6.933%, 07/25/34 (07/25/15)[10]	366,291	83,019

Series 2004-64, Class SW, 6.863%, 08/25/34 (07/25/15)[10]	993,733	211,554

Series 2004-66, Class SE, 6.313%, 09/25/34 (07/25/15)[10]	161,819	31,344

Series 2005-5, Class SD, 6.513%, 01/25/35 (07/25/15)[10]	286,107	47,921

Series 2005-12, Class SC, 6.563%, 03/25/35 (07/25/15)[10]	364,744	65,759

Series 2005-45, Class SR, 6.533%, 06/25/35 (07/25/15)[10]	844,496	165,782

Series 2005-65, Class KI, 6.813%, 08/25/35 (07/25/15)[10]	1,980,688	377,750

Series 2005-66, Class GS, 6.663%, 07/25/20 (07/25/15)[10]	138,886	12,912

Series 2006-3, Class SA, 5.963%, 03/25/36 (07/25/15)[10]	388,986	68,609

Series 2007-75, Class JI, 6.358%, 08/25/37 (07/25/15)[10]	205,180	36,190

Series 2007-85, Class SI, 6.273%, 09/25/37 (07/25/15)[10]	414,455	77,161

Series 2008-86, Class IO, 4.500%, 03/25/23	688,693	34,952

Series 2008-87, Class AS, 7.463%, 07/25/33 (07/25/15)[10]	1,196,442	261,903

Series 2010-37, Class GI, 5.000%, 04/25/25	839,325	36,362

Series 2010-65, Class IO, 5.000%, 09/25/20	1,099,534	83,141

Series 2010-68, Class SJ, 6.363%, 07/25/40 (07/25/15)[10]	428,117	85,958

Series 2010-105, Class IO, 5.000%, 08/25/20	565,444	42,903

Series 2010-121, Class IO, 5.000%, 10/25/25	420,245	27,168

Series 2011-69, Class AI, 5.000%, 05/25/18	1,053,354	49,613

Series 2011-88, Class WI, 3.500%, 09/25/26	1,203,359	142,275

Series 2011-124, Class IC, 3.500%, 09/25/21	1,764,214	115,536

Series 2012-126, Class SJ, 4.813%, 11/25/42 (07/25/15)[10]	5,086,511	850,957

GNMA,

Series 2011-32, Class KS, 11.731%, 06/16/34 (07/16/15)[10]	731,001	128,595

Series 2011-94, Class IS, 6.515%, 06/16/36 (07/16/15)[10]	602,387	84,884

Series 2011-146, Class EI, 5.000%, 11/16/41	371,556	96,176

Series 2011-157, Class SG, 6.413%, 12/20/41 (07/20/15)[10]	1,282,128	312,981

Series 2011-167, Class IO, 5.000%, 12/16/20	1,914,311	116,657

Series 2012-34, Class KS, 5.865%, 03/16/42 (07/16/15)[10]	3,383,766	777,945

Series 2012-69, Class QI, 4.000%, 03/16/41	1,666,830	315,535

Series 2012-96, Class IC, 3.000%, 08/20/27	1,011,117	106,698

Series 2012-101, Class AI, 3.500%, 08/20/27	751,909	90,639

Series 2012-103, Class IB, 3.500%, 04/20/40	1,203,988	161,666

Total Interest Only Strips		7,101,538

The accompanying notes are an integral part of these financial statements.

AMG Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government Obligations - 3.4%

U.S. Treasury Inflation Indexed Bonds,

0.375%, 07/15/23	$8,946,784	$8,978,939

2.375%, 01/15/27	3,202,918	3,832,240

Total U.S. Government Obligations		12,811,179

Total U.S. Government and Agency Obligations (cost $251,406,529)		259,146,523

Short-Term Investments - 19.8%

U.S. Government and Agency Discount Notes - 11.9%

FHLMC, 0.08%, 08/25/15[12]	8,000,000	7,999,512

FHLMC, 0.10%, 10/09/15[12]	1,220,000	1,219,665

FHLMC, 0.11%, 10/20/15[12]	2,000,000	1,999,390

FNMA, 0.08%, 09/01/15[12]	10,000,000	9,998,950

FNMA, 0.09%, 10/01/15[12]	2,000,000	1,999,494

FNMA, 0.10%, 10/14/15[12]	6,795,000	6,793,036

FNMA, 0.09%, 11/18/15[12]	5,000,000	4,997,860

FNMA, 0.17%, 01/04/16[12]	10,000,000	9,992,730

Total U.S. Government and Agency Discount Notes		45,000,637

U.S. Treasury Bills - 0.2%

U.S. Treasury Bills, 0.003%, 09/24/15[12,13]	710,000	709,991

	Shares
Other Investment Companies - 7.7%[3]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%[9]	28,919,525	28,919,525

Total Short-Term Investments (cost $74,624,193)		74,630,153

Total Investments - 101.9% (cost $375,999,260)		382,913,128

Other Assets, less Liabilities - (1.9)%		(7,255,726)

Net Assets - 100.0%		$375,657,402

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$78,275,402	$4,270,851	$(1,611,681)	$2,659,170
AMG Chicago Equity Partners Small Cap Value Fund	13,829,210	489,307	(655,641)	(166,334)
AMG Managers High Yield Fund	37,445,204	689,742	(1,413,360)	(723,618)
AMG Managers Intermediate Duration Government Fund	288,328,891	1,639,373	(1,251,960)	387,413
AMG Managers Short Duration Government Fund	383,525,425	558,506	(1,170,803)	(612,297)

*	Non-income producing security.
#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$12,494,937	35.3%
AMG Managers Intermediate Duration Government Fund	12,308,332	6.5%
AMG Managers Short Duration Government Fund	17,414,128	4.6%

(b)	Step Bond: A debt instrument with either deferred interest or an interest rate that resets at specific times during its term.

[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$1,044,837	1.3%
AMG Chicago Equity Partners Small Cap Fund	216,364	1.6%
AMG Managers High Yield Fund	1,695,796	4.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Variable Rate Security: The rate listed is as of June 30, 2015 and is periodically reset subject to terms and conditions set forth in the debenture.
[5]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[6]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. Illiquid securities market value at June 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield	$820,439	2.3%
Managers Intermediate Duration Government Fund	473,477	0.2%
AMG Managers Short Duration Government Fund	314,830	0.1%

[7]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

[8]	All or part of the security is delayed delivery transactions. The market value of delayed delivery securities at June 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$96,760	0.3%
AMG Managers Intermediate Duration Government Fund	99,041,012	52.2%
AMG Managers Short Duration Government Fund	10,546,406	2.8%

[9]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At June 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$96,760	0.3%
AMG Managers Intermediate Duration Government Fund	99,041,012	52.2%
AMG Managers Short Duration Government Fund	10,546,406	2.8%

[10]	Floating Rate Security: The rate listed is as of June 30, 2015. Date in parentheses represents the security’s next coupon rate reset.
[11]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[12]	Represents yield to maturity at June 30, 2015.
[13]	Some or all of this security is held with brokers as collateral for futures contracts. The collateral market value at June 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$89,999	0.0	%#
AMG Managers Short Duration Government Fund	709,991	0.2%

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2015: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$50,345,972	—	—	$50,345,972
Corporate Bonds and Notes††	—	$1,618,982	—	1,618,982
U.S. Government and Agency Obligations††	—	26,107,956	—	26,107,956
Short-Term Investments
Repurchase Agreements	—	1,067,348	—	1,067,348
Other Investment Companies	1,794,314	—	—	1,794,314

Total Investments in Securities	$52,140,286	$28,794,286	—	$80,934,572

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks†	$13,443,521	—	—	$13,443,521
Short-Term Investments
Repurchase Agreements	—	$219,355	—	219,355

Total Investments in Securities	$13,443,521	$219,355	—	$13,662,876

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

AMG Managers High Yield Fund
Investments in Securities
Common Stocks	—	—	$62,456	$62,456
Corporate Bonds and Notes††	—	$32,179,884	164,433	32,344,317
Floating Rate Senior Loan Interests	—	1,929,562	99,250	2,028,812
Short-Term Investments
Repurchase Agreements	—	1,765,157	—	1,765,157
Other Investment Companies	$520,844	—	—	520,844

Total Investments in Securities	$520,844	$35,874,603	$326,139	$36,721,586

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2015:

AMG Managers High Yield Fund	Common Stock	Corporate Bond	Floating Rate Senior Loan Interests	Total
Balance as of December 31, 2014	—	—	$274,666	$274,666
Accrued discounts (premiums)	—	$328	17	345
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	$62,456	(84,424)	233	(21,735)
Purchases	—	161,000	99,000	260,000
Sales	—	(44)	—	(44)
Transfers in to Level 3	—	87,573	—	87,573
Transfers out of Level 3	—	—	(274,666)	(274,666)
Balance as of June 30, 2015	$62,456	$164,433	$99,250	$326,139
Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015	$62,456	$(84,424)	$233	$(21,735)

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in level 3 of the fair value hierarchy as of June 30, 2015. The table below is not intended to be all-inclusive, but rather provides information on the significant level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of June 30, 2015	Valuation Technique(s)	Unobservable Inputs	Range	Average
AMG Managers High Yield Fund
Common Stocks	$62,456	Enterprise Value	EV Multiple, Discount	8.0-10.5	9.1
Corporate Bonds	164,000	Enterprise Value	EV Multiple, Discount	8.0-10.5	9.1
Corporate Bonds	433	Broker Quote	Price	n/a	n/a
Floating Rate Senior Loan Interests	99,250	Unadjusted Price from Third Party	Price	n/a	n/a

Total	$326,139

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

AMG Managers Intermediate Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$11,854,877	—	$11,854,877
Mortgage-Backed Securities	—	11,521,373	—	11,521,373
U.S. Government and Agency Obligations††	—	203,829,748	—	203,829,748
Short-Term Investments
U.S. Treasury Bills	—	89,999	—	89,999
Other Investment Companies	$61,420,307	—	—	61,420,307

Total Investments in Securities	$61,420,307	$227,295,997	—	$288,716,304

TBA Sale Commitments	—	$(3,314,938)	—	$(3,314,938)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$526	—	—	$526

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(43,873)	—	—	(43,873)

Total Financial Derivative Instruments	$(43,347)	—	—	$(43,347)

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$41,618,337	—	$41,618,337
Mortgage-Backed Securities	—	7,518,115	—	7,518,115
U.S. Government and Agency Obligations††	—	259,146,523	—	259,146,523
Short-Term Investments
U.S. Government and Agency Discount Notes	—	45,000,637	—	45,000,637
U.S. Treasury Bills	—	709,991	—	709,991
Other Investment Companies	$28,919,525	—	—	28,919,525

Total Investments in Securities	$28,919,525	$353,993,603	—	$382,913,128

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$92,865	—	—	$92,865

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(197,183)	—	—	(197,183)

Total Financial Derivative Instruments	$(104,318)	—	—	$(104,318)

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are Level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at June 30, 2015:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Intermediate Duration Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$3,453	Payable for variation margin[1]	$641

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Short Duration Government Fund
	Interest rate contracts	Receivable for variation margin[1]	$9,953	Payable for variation margin[1]	$4,976

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/ (depreciation) for AMG Managers Intermediate Duration Government Fund and AMG Managers Short Duration Government Fund of $(43,346) and $(104,317), respectively, as reported in the Notes to Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2015, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain/(loss) and unrealized gain (loss) on derivatives recognized in income were as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Intermediate Duration Government Fund
	Interest rate contracts	Net realized loss on futures contracts	$(36,452)	Net change in unrealized appreciation-(depreciation) of futures contracts	$(13,888)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
AMG Managers Short Duration Government Fund
	Interest rate contracts	Net realized loss on futures contracts	$(626,347)	Net change in unrealized appreciation-(depreciation) of futures contracts	$251,545

At June 30, 2015, the following Fund had TBA forward sale commitments:

(See Note 1(k) in the Notes to Financial Statements.)

AMG Managers Intermediate Duration Government Fund
Security	Principal Amount	Settlement Date	Current Liability	Proceeds
FNMA, 3.000%, TBA 30 years	$2,800,000	07/14/15	$2,789,555	$(2,777,501)
FNMA, 3.500%, TBA 30 years	300,000	07/14/15	309,164	(312,094)
FNMA, 4.500%, TBA 30 years	200,000	07/14/15	216,219	(216,125)

Totals			$3,314,938	$(3,305,720)

At June 30, 2015, the following Funds had open futures contracts:

(See Note 7 in the Notes to Financial Statements.)

AMG Managers Intermediate Duration Government Fund
Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	4	Short	10/05/15	$(1,260)
5-Year Interest Rate Swap	23	Short	09/16/15	(10,956)
5-Year U.S. Treasury Note	2	Short	10/05/15	526
10-Year Interest Rate Swap	34	Short	09/16/15	(21,186)
10-Year U.S. Treasury Note	5	Long	09/30/15	(6,263)
Ultra U.S. Treasury Bond	2	Long	09/30/15	(4,208)

Total				$(43,347)

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

AMG Managers Short Duration Government Fund
Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	27	Short	10/05/15	$(8,505)
5-Year Interest Rate Swap	271	Short	09/16/15	(143,102)
5-Year U.S. Treasury Note	19	Long	10/05/15	(5,244)
10-Year Interest Rate Swap	65	Short	09/16/15	(40,332)
10-Year U.S. Treasury Note	29	Short	09/30/15	36,403
Ultra U.S. Treasury Bond	27	Short	09/30/15	56,462

Total				$(104,318)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GSMPS:	Goldman Sachs Mortgage Participation Securities
GSR:	Goldman Sachs REMIC
IO:	Interest Only

LB-UBS:	Lehman Brothers-Union Bank of Switzerland
MTN:	Medium-Term Notes
PIK:	Payment-in-Kind
PLC:	Public Limited Company
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2015

	AMG Chicago Equity Partners Balanced Fund	AMG Chicago Equity Partners Small Cap Value Fund	AMG Managers High Yield Fund
Assets:
Investments at value* (including securities on loan valued at $1,044,837, $216,364 and $1,695,796, respectively)	$80,934,572	$13,662,876	$36,721,586
Receivable for investments sold	2,049,272	748,370	103,782
Receivable for Fund shares sold	373,919	41,653	50,276
Dividends, interest and other receivables	152,780	29,807	611,423
Receivable for delayed delivery investments sold	—	—	39,950
Receivable from affiliate	17,684	6,716	15,060
Prepaid expenses	32,399	6,843	21,694
Total assets	83,560,626	14,496,265	37,563,771
Liabilities:
Payable to Custodian	—	9,551	—
Payable for investments purchased	3,028,332	696,219	202,030
Payable upon return of securities loaned	1,067,348	219,355	1,765,157
Payable for Fund shares repurchased	102,283	8,364	51,779
Payable to affiliate	—	23,673	—
Payable for delayed delivery investments purchased	—	—	94,950
Accrued expenses:
Investment advisory and management fees	44,807	7,018	20,546
Administrative fees	12,802	2,830	5,870
Distribution fees - Investor Class	11,919	5	6,667
Shareholder servicing fees - Investor Class	—	3	—
Shareholder servicing fees - Service Class	1,509	986	—
Trustees fees and expenses	106	132	41
Other	34,589	16,049	58,061
Total liabilities	4,303,695	984,185	2,205,101

Net Assets	$79,256,931	$13,512,080	$35,358,670
Net Assets Represent:
Paid-in capital	$73,030,577	$13,783,313	$38,017,558
(Distributions in excess) accumulated net investment income	(784)	36,062	2,215
Accumulated net realized gain (loss) from investments	3,437,270	(140,961)	(1,938,880)
Net unrealized appreciation (depreciation) of investments	2,789,868	(166,334)	(722,223)
Net Assets	$79,256,931	$13,512,080	$35,358,670
* Investments at cost	$78,144,704	$13,829,210	$37,443,809

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Chicago Equity Partners Balanced Fund	AMG Chicago Equity Partners Small Cap Value Fund	AMG Managers High Yield Fund
Investor Class Shares:
Net Assets	$59,138,152	$23,400	$32,114,010
Shares outstanding	3,821,523	2,337	4,118,631
Net asset value, offering and redemption price per share	$15.48	$10.01	$7.80
Service Class Shares:
Net Assets	$18,617,542	$11,756,181	n/a
Shares outstanding	1,192,448	1,172,126	n/a
Net asset value, offering and redemption price per share	$15.61	$10.03	n/a
Institutional Class Shares:
Net Assets	$1,501,237	$1,732,499	$3,244,660
Shares outstanding	96,186	172,621	411,757
Net asset value, offering and redemption price per share	$15.61	$10.04	$7.88

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Intermediate Duration Government Fund	AMG Managers Short Duration Government Fund
Assets:
Investments at value*	$288,716,304	$382,913,128
Receivable for delayed delivery investments sold	54,338,129	—
Dividends, interest and other receivables	575,313	956,784
Cash collateral	305,000	—
Receivable for Fund shares sold	208,735	3,581,860
Receivable for investments sold and paydowns	13,530	300,451
Receivable for variation margin	3,453	9,953
Receivable from affiliate	1,896	—
Prepaid expenses	11,094	9,928
Total assets	344,173,454	387,772,104
Liabilities:
Payable for delayed delivery investments purchased	150,580,792	10,555,208
TBA sale commitments at value (proceeds receivable of $3,305,720 and $0, respectively)	3,314,938	—
Payable for Fund shares repurchased	325,894	1,260,512
Payable for variation margin	641	4,976
Accrued expenses:
Investment advisory and management fees	109,752	211,785
Shareholder servicing fees	15,679	300
Trustees fees and expenses	278	1,518
Other	54,455	80,403
Total liabilities	154,402,429	12,114,702

Net Assets	$189,771,025	$375,657,402
Net Assets Represent:
Paid-in capital	$187,962,039	$377,235,371
Accumulated net investment income	92,916	58,633
Accumulated net realized loss from investments and futures contracts	(945,455)	(8,446,152)
Net unrealized appreciation of investments and futures contracts	2,661,525	6,809,550
Net Assets	$189,771,025	$375,657,402
Shares outstanding	17,322,172	38,818,956
Net asset value, offering and redemption price per share	$10.96	$9.68
* Investments at cost	$286,002,214	$375,999,260

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended June 30, 2015

	AMG Chicago Equity Partners Balanced Fund	AMG Chicago Equity Partners Small Cap Value Fund*	AMG Managers High Yield Fund	AMG Managers Intermediate Duration Government Fund	AMG Managers Short Duration Government Fund
Investment Income:
Dividend income	$402,081 [1]	$67,181	$251	$27,459	$4,487
Interest income	239,636	—	1,176,014	1,562,795	1,908,423
Securities lending income	10,022	2,554	8,940	—	—
Total investment income	651,739	69,735	1,185,205	1,590,254	1,912,910
Expenses:
Investment advisory and management fees	266,339	22,124	129,076	648,773	1,302,373
Administrative fees	76,097	8,921	36,879	—	—
Distribution fees - Investor Class	61,321	521	42,063	—	—
Shareholder servicing fees - Investor Class	—	312	—	—	—
Shareholder servicing fees - Service Class	7,906	2,818	—	—	—
Shareholder servicing fees	—	—	—	92,682	1,806
Custodian fees	23,121	1,423	33,465	31,045	58,637
Professional fees	17,845	12,227	26,511	26,727	30,693
Registration fees	14,193	23,493	9,978	7,506	11,090
Reports to shareholders	8,095	6,143	8,420	11,838	25,238
Transfer agent fees	4,421	138	5,691	5,868	11,841
Trustees fees and expenses	1,832	142	928	4,554	9,820
Miscellaneous	1,452	895	673	1,774	2,421
Total expenses before offsets	482,622	79,157	293,684	830,767	1,453,919
Expense reimbursements	(93,434)	(41,606)	(85,667)	(5,898)	—
Expense reductions	(4,686)	(3,878)	—	—	—
Fee waivers	—	—	—	(5,954)	—
Net expenses	384,502	33,673	208,017	818,915	1,453,919

Net investment income	267,237	36,062	977,188	771,339	458,991
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,877,969	(140,961)	167,451	288,134	503,241
Net realized loss on futures contracts	—	—	—	(36,452)	(626,347)
Net change in unrealized appreciation (depreciation) of investments	(1,164,038)	(166,334)	(320,927)	(454,810)	950,328
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	—	(13,888)	251,545
Net realized and unrealized gain (loss)	1,713,931	(307,295)	(153,476)	(217,016)	1,078,767

Net increase (decrease) in net assets resulting from operations	$1,981,168	$(271,233)	$823,712	$554,323	$1,537,758

*	Commencement of operations was on January 2, 2015.
[1]	Includes non-recurring dividends of $52,243.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

			AMG Chicago Equity Small Cap Value Fund*
	AMG Chicago Equity Partners Balanced Fund			AMG Managers High Yield Fund
	2015	2014	2015	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$267,237	$445,430	$36,062	$977,188	$1,942,264
Net realized gain (loss) on investments	2,877,969	5,348,407	(140,961)	167,451	463,758
Net change in unrealized appreciation (depreciation) of investments	(1,164,038)	(680,658)	(166,334)	(320,927)	(1,737,634)
Net increase (decrease) in net assets resulting from operations	1,981,168	5,113,179	(271,233)	823,712	668,388
Distributions to Shareholders:
From net investment income:
Investor Class	(171,261)	(255,532)	—	(893,089)	(1,776,356)
Service Class	(67,671)	(67,831)	—	—	—
Institutional Class	(36,945)	(108,580)	—	(89,440)	(166,982)
From net realized gain on investments:
Investor Class	—	(3,590,785)	—	—	—
Service Class	—	(810,554)	—	—	—
Institutional Class	—	(1,055,585)	—	—	—
Total distributions to shareholders	(275,877)	(5,888,867)	—	(982,529)	(1,943,338)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	8,918,522	23,554,155	13,783,313	(2,322,478)	4,598,297

Total increase (decrease) in net assets	10,623,813	22,778,467	13,512,080	(2,481,295)	3,323,347
Net Assets:
Beginning of period	68,633,118	45,854,651	—	37,839,965	34,516,618
End of period	$79,256,931	$68,633,118	$13,512,080	$35,358,670	$37,839,965
End of period (distributions in excess) accumulated net investment income	($784)	$7,856	$36,062	$2,215	$7,556

*	Commencement of operations was on January 2, 2015.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)
For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

	AMG Managers Intermediate Duration Government Fund		AMG Managers Short Duration Government Fund
	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$771,339	$2,189,952	$458,991	$1,950,075
Net realized gain (loss) on investments and futures contracts	251,682	4,637,953	(123,106)	(35,126)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(468,698)	2,287,316	1,201,873	418,867
Net increase in net assets resulting from operations	554,323	9,115,221	1,537,758	2,333,816
Distributions to Shareholders:
From net investment income	(681,524)	(2,186,725)	(400,358)	(2,078,120)
From net realized gain on investments	—	(3,467,539)	—	—
Total distributions to shareholders	(681,524)	(5,654,264)	(400,358)	(2,078,120)
Capital Share Transactions:
Proceeds from sale of shares	50,482,338	63,567,920	110,791,637	160,549,746
Reinvestment of dividends and distributions	619,217	5,096,002	364,637	1,907,063
Cost of shares repurchased	(35,340,951)	(34,902,523)	(121,882,631)	(199,954,281)
Net increase (decrease) from capital share transactions	15,760,604	33,761,399	(10,726,357)	(37,497,472)

Total increase (decrease) in net assets	15,633,403	37,222,356	(9,588,957)	(37,241,776)
Net Assets:
Beginning of period	174,137,622	136,915,266	385,246,359	422,488,135
End of period	$189,771,025	$174,137,622	$375,657,402	$385,246,359
End of period undistributed net investment income	$92,916	$3,101	$58,633	—

Capital Share Transactions:
Sale of shares	4,577,263	5,754,077	11,460,437	16,610,106
Reinvested shares from dividends and distributions	56,235	465,823	37,689	197,427
Shares repurchased	(3,205,749)	(3,191,247)	(12,613,062)	(20,694,738)
Net increase (decrease) in shares	1,427,749	3,028,653	(1,114,936)	(3,887,205)

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015		For the years ended December 31,
Investor Class	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.09		$15.13	$14.19	$13.70	$13.49	$12.33
Income from Investment Operations:
Net investment income[1]	0.05	[2,17]	0.11 [2]	0.10 [2,4]	0.18 [2]	0.18 [2]	0.20
Net realized and unrealized gain on investments	0.39		1.37	2.33	1.16	0.69	1.16
Total income from investment operations	0.44		1.48	2.43	1.34	0.87	1.36
Less Distributions to Shareholders from:
Net investment income	(0.05)		(0.11)	(0.09)	(0.17)	(0.18)	(0.20)
Net realized gain on investments	—		(1.41)	(1.40)	(0.68)	(0.48)	—
Total distributions to shareholders	(0.05)		(1.52)	(1.49)	(0.85)	(0.66)	(0.20)
Net Asset Value, End of Period	$15.48		$15.09	$15.13	$14.19	$13.70	$13.49
Total Return[1]	2.92%[8,15]		9.69%	17.14%	9.86%	6.45%	11.14%
Ratio of net expenses to average net assets (with offsets/reductions)	1.08	%[1][6]	1.07%	1.10%[5]	1.17%[6,7]	1.24%	1.22%
Ratio of expenses to average net assets (with offsets)	1.09%[16]		1.09%	1.11%[5]	1.18%[6]	1.25%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.34%[16]		1.40%	1.55%[5]	1.52%[6]	1.70%	1.80%
Ratio of net investment income to average net assets[1]	0.63%[16]		0.70%	0.62%[5]	1.21%[6]	1.27%	1.56%
Portfolio turnover	64%[15]		92%	90%	110%	94%	97%
Net assets at end of period (000’s omitted)	$59,138		$41,751	$33,151	$26,047	$17,519	$7,605

	For the six months ended June 30, 2015	For the years ended December 31,		For the period ended December 1, 2012 through
Service Class	(unaudited)	2014	2013	December 31, 2012*
Net Asset Value, Beginning of Period	$15.23	$15.26	$14.30	$15.11
Income from Investment Operations:
Net investment income[1,2]	0.06 [17]	0.15	0.13 [4]	0.02
Net realized and unrealized gain (loss) on investments	0.38	1.37	2.36	(0.08)
Total income (loss) from investment operations	0.44	1.52	2.49	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.13)	(0.12)	(0.06)
Net realized gain on investments	—	(1.42)	(1.41)	(0.69)
Total distributions to shareholders	(0.06)	(1.55)	(1.53)	(0.75)
Net Asset Value, End of Period	$15.61	$15.23	$15.26	$14.30
Total Return[1]	2.91%[15]	9.93%	17.45%[8]	(0.36)%[8,15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.93%[16]	0.86%	0.92%[5]	0.82%[6,16]
Ratio of expenses to average net assets (with offsets)	0.94%[16]	0.88%	0.93%[5]	0.83%[6,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.19%[16]	1.20%	1.39%[5]	1.62%[6,16]
Ratio of net investment income to average net assets[1]	0.80%[16]	0.91%	0.83%[5]	1.90%[6,16]
Portfolio turnover	64%[15]	92%	90%	110%[15]
Net assets at end of period (000’s omitted)	$18,618	$14,481	$1,581	$9

AMG Chicago Equity Partners Balanced Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.22	$15.26	$14.31	$13.82	$13.60	$12.43
Income from Investment Operations:
Net investment income[1]	0.07 [2,17]	0.15 [2]	0.14 [2,4]	0.21 [2]	0.21 [2]	0.24
Net realized and unrealized gain on investments	0.39	1.38	2.35	1.18	0.71	1.17
Total income from investment operations	0.46	1.53	2.49	1.39	0.92	1.41
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.15)	(0.13)	(0.21)	(0.22)	(0.24)
Net realized gain on investments	—	(1.42)	(1.41)	(0.69)	(0.48)	—
Total distributions to shareholders	(0.07)	(1.57)	(1.54)	(0.90)	(0.70)	(0.24)
Net Asset Value, End of Period	$15.61	$15.22	$15.26	$14.31	$13.82	$13.60
Total Return[1]	3.02%[15]	9.97%	17.45%	10.09%	6.77%	11.42%
Ratio of net expenses to average net assets (with offsets/reductions)	0.83%[16]	0.82%	0.85%[5]	0.92%[6,7]	0.99%	0.97%
Ratio of expenses to average net assets (with offsets)	0.84%[16]	0.84%	0.86%[5]	0.93%[6]	1.00%	1.00%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.08%[16]	1.15%	1.30%[5]	1.27%[6]	1.45%	1.55%
Ratio of net investment income to average net assets[1]	0.89%[16]	0.95%	0.88%[5]	1.46%[6]	1.52%	1.81%
Portfolio turnover	64%[15]	92%	90%	110%	94%	97%
Net assets at end of period (000’s omitted)	$1,501	$12,401	$11,122	$9,601	$8,885	$7,863

AMG Chicago Equity Partners Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each period

Investor Class	For the period ended June 30, 2015**
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.04)
Net realized and unrealized gain on investments	0.05
Total income from investment operations	0.01
Net Asset Value, End of Period	$10.01
Total Return[1]	0.10%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.30%[16]
Ratio of expenses to average net assets (with offsets)	1.35%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	2.35%[16]
Ratio of net investment loss to average net assets[1]	(0.70)%[16]
Portfolio turnover	74%[15]
Net assets at end of period (000’s omitted)	$23

Service Class	For the period ended June 30, 2015**
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06
Net realized and unrealized loss on investments	(0.03)
Total income from investment operations	0.03
Net Asset Value, End of Period	$10.03
Total Return[1]	0.30%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.00%[16]
Ratio of expenses to average net assets (with offsets)	1.05%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.67%[16]
Ratio of net investment income to average net assets[1]	1.11%[16]
Portfolio turnover	74%[15]
Net assets at end of period (000’s omitted)	$11,756

AMG Chicago Equity Partners Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each period

Institutional Class	For the period ended June 30, 2015**
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06
Net realized and unrealized loss on investments	(0.02)
Total income from investment operations	0.04
Net Asset Value, End of Period	$10.04
Total Return[1]	0.40%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.90%[16]
Ratio of expenses to average net assets (with offsets)	0.95%[16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	4.93%[16]
Ratio of net investment income to average net assets[1]	1.17%[16]
Portfolio turnover	74%[15]
Net assets at end of period (000’s omitted)	$1,732

AMG Managers High Yield Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.84	$8.09	$8.07	$7.51	$7.74	$7.35
Income from Investment Operations:
Net investment income[1]	0.21 [2]	0.42 [2]	0.47 [2]	0.54 [2]	0.56 [2]	0.61
Net realized and unrealized gain (loss) on investments	(0.04)	(0.26)	0.02	0.56	(0.22)	0.39
Total income from investment operations	0.17	0.16	0.49	1.10	0.34	1.00
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.41)	(0.47)	(0.54)	(0.57)	(0.61)
Net Asset Value, End of Period	$7.80	$7.84	$8.09	$8.07	$7.51	$7.74
Total Return[1]	2.15%[15]	1.99%	6.21%[8]	15.12%[8]	4.54%	14.20%
Ratio of net expenses to average net assets (with offsets/reductions)	1.15%[16]	1.15%	1.17%[9]	1.15%[10]	1.15%	1.15%
Ratio of expenses to average net assets (with offsets)	1.15%[16]	1.15%	1.17%[9]	1.15%[10]	1.15%	1.15%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.62%[16]	1.67%	1.70%[9]	1.73%[10]	1.69%	1.78%
Ratio of net investment income to average net assets[1]	5.28%[16]	5.12%	5.76%[9]	6.87%[10]	7.35%	8.06%
Portfolio turnover	24%[15]	40%	39%	48%	48%	60%
Net assets at end of period (000’s omitted)	$32,114	$34,709	$31,751	$30,817	$23,957	$21,729

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.92	$8.18	$8.16	$7.59	$7.82	$7.42
Income from Investment Operations:
Net investment income[1]	0.22 [2]	0.44 [2]	0.49 [2]	0.56 [2]	0.59 [2]	0.63
Net realized and unrealized gain (loss) on investments	(0.04)	(0.26)	0.02	0.58	(0.22)	0.40
Total income from investment operations	0.18	0.18	0.51	1.14	0.37	1.03
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.44)	(0.49)	(0.57)	(0.60)	(0.63)
Net Asset Value, End of Period	$7.88	$7.92	$8.18	$8.16	$7.59	$7.82
Total Return[1]	2.27%[15]	2.16%	6.47%	15.46%	4.83%	14.58%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.90%[16]	0.90%	0.92%[9]	0.90%[10]	0.90%	0.90%
Ratio of expenses to average net assets (with offsets)	0.90%[16]	0.90%	0.92%[9]	0.90%[10]	0.90%	0.90%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.37%[16]	1.42%	1.45%[9]	1.48%[10]	1.44%	1.53%
Ratio of net investment income to average net assets[1]	5.53%[16]	5.37%	6.01%[9]	7.12%[10]	7.60%	8.26%
Portfolio turnover	24%[15]	40%	39%	48%	48%	60%
Net assets at end of period (000’s omitted)	$3,245	$3,131	$2,765	$2,538	$5,247	$4,718

AMG Managers Intermediate Duration Government Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.96	$10.64	$10.98	$11.10	$11.01	$10.90
Income from Investment Operations:
Net investment income[1]	0.05 [2]	0.17 [2]	0.18 [2]	0.20 [2]	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.01)	0.54	(0.32)	0.14	0.34	0.46
Total income (loss) from investment operations	0.04	0.71	(0.14)	0.34	0.64	0.78
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.17)	(0.18)	(0.20)	(0.30)	(0.32)
Net realized gain on investments	—	(0.22)	(0.02)	(0.26)	(0.25)	(0.35)
Total distributions to shareholders	(0.04)	(0.39)	(0.20)	(0.46)	(0.55)	(0.67)
Net Asset Value, End of Period	$10.96	$10.96	$10.64	$10.98	$11.10	$11.01
Total Return[1]	0.37%[8,15]	6.73%[8]	(1.25)%[8]	3.15%[8]	5.88%[8]	7.20%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[16]	0.89%	0.91%[11]	0.89%[12]	0.88%	0.89%
Ratio of expenses to average net assets (with offsets)	0.89%[16]	0.89%	0.91%[11]	0.89%[12]	0.88%	0.89%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.90%[16]	0.96%	0.94%[11]	0.92%[12]	0.94%	0.96%
Ratio of net investment income to average net assets[1]	0.83%[16]	1.54%	1.64%[11]	1.81%[12]	2.64%	2.80%
Portfolio turnover	9%[15]	11%	29%	21%	453%	409%
Net assets at end of period (000’s omitted)	$189,771	$174,138	$136,915	$185,898	$178,087	$153,644

AMG Managers Short Duration Government Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.65	$9.64	$9.65	$9.57	$9.58	$9.56
Income from Investment Operations:
Net investment income[1]	0.01 [2]	0.05 [2]	0.03 [2]	0.08 [2]	0.09	0.13
Net realized and unrealized gain (loss) on investments	0.03	0.01	(0.01)	0.08	(0.01)	0.03
Total income from investment operations	0.04	0.06	0.02	0.16	0.08	0.16
Less Distributions to Shareholders from:
Net investment income	(0.01)	(0.05)	(0.03)	(0.08)	(0.09)	(0.14)
Net Asset Value, End of Period	$9.68	$9.65	$9.64	$9.65	$9.57	$9.58
Total Return[1]	0.42%[15]	0.60%	0.20%	1.64%	0.80%	1.68%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[16]	0.80%	0.79%[13]	0.81%[14]	0.82%	0.81%
Ratio of expenses to average net assets (with offsets)	0.78%[16]	0.80%	0.79%[13]	0.81%[14]	0.82%	0.81%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.78%[16]	0.80%	0.79%[13]	0.81%[14]	0.82%	0.82%
Ratio of net investment income to average net assets[1]	0.25%[16]	0.47%	0.27%[13]	0.80%[14]	0.89%	1.38%
Portfolio turnover	17%[15]	41%	48%	49%	141%	116%
Net assets at end of period (000’s omitted)	$375,657	$385,246	$422,488	$466,415	$393,014	$380,926

Notes to Financial Highlights (unaudited)

*	Commencement of operations was December 1, 2012.
**	Commencement of operations was January 2, 2015.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.12, and $0.13 for AMG Chicago Equity Partners Balanced Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.014% and 0.019% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Effective July 1, 2012, the Fund’s expense cap was reduced to 0.84% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2012.
[8]	The total return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[9]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.021% of average net assets for the Investor Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.005% and 0.004% of average net assets for the Investor Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[12]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[13]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[14]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[15]	Not annualized.
[16]	Annualized.
[17]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.05, and $0.06 for AMG Chicago Equity Partners Balanced Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.

Notes to Financial Statements (unaudited)
June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as a Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds II: AMG Chicago Equity Partners Balanced Fund (“Balanced”), AMG Managers High Yield Fund (“High Yield”), AMG Managers Intermediate Duration Government Fund (“Intermediate Duration”) and AMG Managers Short Duration Government Fund (“Short Duration”) and AMG Funds: AMG Chicago Small Cap Value Fund (“Small Cap Value”), each a “Fund” and collectively the “Funds.” High Yield will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares. For the six months ended June 30, 2015, High Yield had redemption fees amounting to $2,570.

The Small Cap Value Fund had an inception date of December 31, 2014. The Fund’s commencement of operations was on January 2, 2015.

Balanced and Small Cap Value offers three classes of shares: Investor, Service and Institutional Class. High Yield offers two classes of shares: Investor and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short-term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal

Notes to Financial Statements (continued)

markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2015, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, were as follows: Balanced - $4,686 or 0.01%, and Small Cap Value - $3,878 or 0.05%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, the Funds did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent

70

Notes to Financial Statements (continued)

differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The permanent differences are due primarily to differing treatments for losses deferred due to excise tax regulations. Temporary differences are due to wash sales, futures and tax straddles.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2014 and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	December 31,
Balanced
(Pre-Enactment)	—	—
Small Cap Value
(Post-Enactment)	—	—
High Yield
(Pre-Enactment)	$2,105,202	—	2017
Intermediate Duration
(Pre-Enactment)	—	—
Short Duration
(Post-Enactment)	$584,645	—	N/A

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended June 30, 2015 (unaudited) and December 31, 2014, the capital stock transactions by class for Balanced, Small Cap Value and High Yield were as follows:

	Balanced				Small Cap*
	2015		2014		2015
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	1,665,000	$25,886,596	1,202,988	$19,138,905	1,181,275	$12,085,259
Reinvestment of distributions	9,048	140,636	208,257	3,173,093	—	—
Cost of shares repurchased	(618,647)	(9,524,392)	(836,466)	(13,186,170)	(1,178,938)	(12,189,372)

Net increase (decrease)	1,055,401	$16,502,840	574,779	$9,125,828	2,337	$(104,113)

Service Class:
Proceeds from sale of shares	410,209	$6,391,583	1,334,849	$20,991,730	1,218,989	$12,611,930
Reinvestment of distributions	579	9,088	9,184	142,301	—	—
Cost of shares repurchased	(169,370)	(2,622,979)	(496,623)	(8,023,723)	(46,863)	(481,690)

Net increase	241,418	$3,777,692	847,410	$13,110,308	1,172,126	$12,130,240

Institutional Class:
Proceeds from sale of shares	64,887	$1,016,840	131,007	$2,098,590	182,641	$1,860,888
Reinvestment of distributions	2,336	36,453	75,120	1,155,376	—	—
Cost of shares repurchased	(785,759)	(12,415,303)	(120,406)	(1,935,947)	(10,020)	(103,702)

Net increase (decrease)	(718,536)	$(11,362,010)	85,721	$1,318,019	172,621	$1,757,186

	High Yield
	2015		2014
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	270,051	$2,135,331	1,152,505	$9,370,757
Reinvestment of distributions	101,226	799,655	195,308	1,581,726
Cost of shares repurchased	(681,438)	(5,388,363)	(841,406)	(6,824,466)

Net increase (decrease)	(310,161)	$(2,453,377)	506,407	$4,128,017

Institutional Class:
Proceeds from sale of shares	26,461	$211,349	109,032	$896,735
Reinvestment of distributions	10,582	84,481	18,929	154,888
Cost of shares repurchased	(20,584)	(164,931)	(70,641)	(581,343)

Net increase	16,459	$130,899	57,320	$470,280

*	Commencement of operations was on January 2, 2015.

At June 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Balanced - one collectively owns 19%; Intermediate Duration – two collectively own 52%; Short Duration two collectively own 69%. Transactions by these shareholders may have a material impact on their respective Funds.

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2015, the market value of repurchase agreements outstanding for Balanced, Small Cap Value, High Yield, Intermediate Duration and Short Duration was $1,067,348, $219,355, $1,765,157, $0 and $0, respectively.

i. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The Funds may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. The investment portfolio of Balanced and Small Cap Value are managed by Chicago Equity Partners, LLC (“CEP”). AMG indirectly owns a majority interest in CEP.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Balanced	0.70%
Small Cap Value	0.62%
High Yield	0.70%
Intermediate Duration	0.70%
Short Duration	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Balanced, Small Cap Value and High Yield to 0.84%, 0.95% and 0.90%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 0.89% of Intermediate Duration Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Notes to Financial Statements (continued)

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2015, each Fund’s components of reimbursement available are detailed in the following chart:

	Balanced	Small Cap Value
Reimbursement Available -12/31/14	$485,939	—
Additional Reimbursements	93,434	$41,606
Expired Reimbursements	(37,143)	—

Reimbursement Available - 6/30/15	$542,230	$41,606

	High Yield	Intermediate Duration
Reimbursement Available - 12/31/14	$545,202	$183,362
Additional Reimbursements	85,667	5,898
Expired Reimbursements	(90,422)	(20,732)

Reimbursement Available - 6/30/15	$540,447	$168,528

The expiration of each Fund’s reimbursement are as follows:

Expiry Date	Balanced	Small Cap Value
Less than 1 year*	$168,100	—
Within 2 years	178,901	—
Within 3 years	195,229	$41,606

Total amount subject to reimbursement	$542,230	$41,606

Expiry Date	High Yield	Intermediate Duration
Less than 1 year*	$162,482	$45,718
Within 2 years	175,806	56,203
Within 3 years	202,159	66,607

Total amount subject to reimbursement	$540,447	$168,528

*	A portion of this represents the expiration amount through the year ended December 31, 2015 of $89,127, $0, $78,076 and $24,354 for Balanced, Small Cap Value, High Yield and Intermediate Duration, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2015, the management fee for Intermediate Duration was reduced by $5,954.

Balanced, Small Cap Value and High Yield have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Balanced, Small Cap Value and High Yield each pay a fee to the Administrator at the rate of 0.20%, 0.25%, 0.20%, respectively, per annum of each Fund’s average daily net assets for this service.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the Funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, Balanced, Small Cap

Notes to Financial Statements (continued)

Value and High Yield may make payments to the Distributor for their expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For Intermediate Duration, the Investor Class of Small Cap Value, and the Service Class of both Balanced and Small Cap Value, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. For Short Duration, the Board has approved the Fund to pay shareholder servicing fees directly to a broker-dealer for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value.

The Fund’s maximum annual rate, and impact on the annualized expense ratio for the six months ended June 30, 2015, was as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Balanced-Service Class	0.100%	0.100%
Small Cap Value-Service Class	0.150%	0.100%
Small Cap Value-Investor Class	0.150%	0.150%
Intermediate Duration	0.100%	0.100%
Short Duration	0.100%	0.001%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. Balanced borrowed varying amounts not exceeding $4,386,070, for 13 days paying interest of $355. The interest amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2015, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2015, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)
Fund	Purchases	Sales
Balanced	$41,358,368	$36,401,062
Small Cap Value	19,453,448	5,702,632
High Yield	8,741,128	10,406,683
Intermediate Duration	29,662,206	10,995,290
Short Duration	29,812,589	43,409,778

	U.S. Government Obligations
Fund	Purchases	Sales
Balanced	$17,224,437	$12,074,887
Small Cap Value	—	—
High Yield	—	—
Intermediate Duration	28,294,638	9,335,011
Short Duration	24,971,619	44,372,519

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)

At June 30, 2015, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Balanced	$1,044,837	$1,067,348
Small Cap Value	216,364	219,355
High Yield	1,695,796	1,765,157

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For the six months ended June 30, 2015, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Intermediate Duration	Short Duration
Financial futures contracts:
Average number of contracts purchased	7	20
Average number of contracts sold	63	464
Average notional value of contracts purchased	$996,979	$2,389,213
Average notional value of contracts sold	$6,903,109	$52,618,078

8. FUTURES CONTRACTS

The Funds entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For over-the-counter (“OTC”) futures, daily variation margin is not required. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

9. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The net asset values of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

10. DOLLAR ROLL AGREEMENTS

The Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

Notes to Financial Statements (continued)

11. STRIPPED SECURITIES

The Funds invest in stripped securities (“STRIPS”), primarily interest-only strips, for their hedging characteristics. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of June 30, 2015:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund		Financial Instruments	Cash Collateral Received	Net Amount
Balanced
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	67,348	67,348	—	—

Total	$1,067,348	$1,067,348	—	—

Small Cap Value
Cantor Fitzgerald Securities, Inc.	$219,355	$219,355	—	—

High Yield
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	765,157	765,157	—	—

Total	$1,765,157	$1,765,157	—	—

13. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Intermediate Duration Government Fund, AMG Managers Short Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund: Approval of Investment Management and Subadvisory Agreements on June 24-25, 2015

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement and separately an amendment to the Investment Management Agreement, in each case with AMG Funds, LLC (the “Investment Manager”), (collectively the “Investment Management Agreement”) for each of AMG Managers Intermediate Duration Government Fund, AMG Managers Short Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund (each a “Fund”) and the Subadvisory Agreement for each Fund’s Subadvisor. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by each Subadvisor of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each

Subadvisor’s investment performance in respect of a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor, including at the request of the Board; identifies potential successors to or replacements of any Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. With respect to AMG Chicago Equity Partners Balanced Fund, the Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

limitations for AMG Managers Intermediate Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the

Fund’s performance results and portfolio composition, as well as each Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from Chicago Equity Partners, LLC (“CEP”) to the Investment Manager. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for AMG Managers Intermediate Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for AMG Managers Intermediate Duration Government Fund, AMG Managers High Yield Fund and AMG Chicago Equity Partners Balanced Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the fee payable by the Investment Manager to each of J.P. Morgan Investment Management Inc. (“JPMorgan”) and Amundi Smith Breeden LLC (“Amundi Smith Breeden”), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with JPMorgan or Amundi Smith Breeden. In addition, the Trustees considered other potential benefits of the subadvisory relationship to JPMorgan and Amundi Smith Breeden, including, among others, the indirect benefits that JPMorgan and Amundi Smith Breeden, respectively, may receive from its relationship with a Fund, including any so-called “fallout benefits” to JPMorgan or Amundi Smith Breeden, such as reputational value derived from JPMorgan and Amundi Smith Breeden serving as Subadvisor to a Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each of JPMorgan and Amundi Smith Breeden and the profitability to each of JPMorgan and Amundi Smith Breeden of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by each of JPMorgan and Amundi Smith Breeden to be a material factor in their deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager and reviewed information regarding the cost to CEP of providing subadvisory services to the Fund and the resulting profitability from such relationship and noted that, because CEP is an affiliate of the Investment Manager, a portion of such profitability or CEP’s revenues might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment

Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services CEP provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to CEP is reasonable and that CEP is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadvisor.

AMG Managers Short Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above, below, below and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month U.S. T-Bill Index. The Trustees also took into account management’s discussion of the Fund’s performance, including its more recent improved performance and the fact that the Fund outperformed the Fund Benchmark for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Fund’s Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Intermediate Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above the median performance of the Peer Group and above, above, above and below, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year and 3-year periods and in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Chicago Equity Partners Balanced Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares (which share class has the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% Russell 1000® Index and 40% Barclays U.S. Aggregate Index). The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year period. The Trustees also noted that the Fund’s longer-term performance results ranked strongly relative to its Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2012. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers High Yield Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares (which share class has the earliest inception date and the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above, above, above and at, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays U.S. Corporate High Yield Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance. The Trustees also noted that the Fund performed well relative to the Peer Group for the 1-year, 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses, including relative to comparably sized funds, and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for each Fund.

Approval of Investment Advisory and Subadvisory Agreements (unaudited)

Approval of Amendment to Investment Management Agreement and New Subadvisory Agreement with Chicago Equity Partners, LLC with Respect to AMG Chicago Equity Partners Small Cap Value Fund

At an in-person meeting held on September 18-19, 2014, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Investment Management Agreement (the “Investment Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG Chicago Equity Partners Small Cap Value Fund, a new series of the Trust (the “New Fund”), and a new Subadvisory Agreement between the Investment Manager and Chicago Equity Partners, LLC (“CEP”) relating to the New Fund (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “New Fund Agreements”). The Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager and CEP, including fee and expense information for an appropriate peer group of similar mutual funds for the New Fund (the “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by the Investment Manager and CEP under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of the Small Cap Value Equity Composite managed by CEP for various time periods. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, the quality of the performance of the Investment Manager’s duties and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of CEP; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising CEP, the Investment Manager will: perform periodic detailed analysis and reviews of the performance by CEP of its obligations to the New Fund, including without limitation a review of CEP’s investment performance in respect of the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of CEP and other information regarding CEP, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of CEP responsible for performing CEP’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of CEP and make appropriate reports to the Trustees; perform periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of CEP; assist the Trustees and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepare recommendations with respect to the continued retention of CEP or the replacement of CEP; identify potential successors to or replacements of CEP or potential additional subadvisors; perform appropriate due diligence, and develop and present to the Trustees a recommendation as to any such successor, replacement, or additional subadvisor; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of June 30, 2014, the Investment Manager had approximately $42.1 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by CEP under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by CEP to the New Fund; (b) the qualifications and experience of CEP’s personnel; and (c) CEP’s compliance program. The Trustees also took into account the financial condition of CEP with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of June 30, 2014, CEP managed approximately $10.5 billion in assets. The Trustees also considered CEP’s risk management processes. The Trustees also noted that CEP advised one other fund in the Fund Complex, and that the Trustees had overseen the fund advised by CEP since 2000.

Approval of Investment Advisory and Subadvisory Agreements (continued)

The Trustees also considered information they received and discussed at the June 19-20, 2014 in-person meeting regarding the nature, extent and quality of services provided by the Investment Manager and CEP, as applicable, to the AMG funds Fund Complex in connection with the Trustees’ annual consideration at the AMG Fund’s contractual arrangements.

The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing the New Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding CEP’s organizational and management structure and CEP’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at CEP that are expected to have portfolio management responsibility for the New Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that two of the proposed portfolio managers are Founding Partners of CEP (founded in 1989) and serve as co-portfolio managers for the equity portion of the other fund sub-advised by CEP in the Fund Complex. The Trustees also noted that one of these proposed portfolio managers is the Chief Investment Officer of Equities at CEP and the other is the Lead Portfolio Manager of Equities. The Trustees further noted that the third proposed portfolio manager is a Partner and Managing Director at CEP and joined CEP in 1998. In addition, the Trustees observed that CEP is proposing to combine quantitative methods with a qualitative implementation plan and proprietary risk model to seek to create and manage a diversified value-oriented small-cap equity portfolio. The Trustees considered that this investment process seeks to construct a well-diversified portfolio of companies with attractive valuation ratios, quality balance sheets and positive growth and momentum expectations built through a disciplined, risk controlled process.

PERFORMANCE.

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of CEP with respect to its Small Cap Value Equity Composite. The Trustees noted that, for the one-year, three-year and five-year periods ended June 30, 2014, the annualized gross performance of the Composite was above the performance of the Russell 2000 Value® Index. The Trustees concluded this performance record supported the approval of the Subadvisory Agreement.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the New Fund, the Trustees noted that the Investment Manager, and not the New Fund, is responsible for paying the fees charged by CEP, and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also noted that all of the advisory fees paid to the Investment Manager by the New Fund would be paid in turn to CEP and that the Investment Manager would indirectly benefit from such fees because the Investment Manager and CEP are affiliated. The Trustees noted that the New Fund’s estimated advisory fees and total gross expenses were lower than the average for the New Fund’s Peer Group, measured as of July 31, 2014. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2016, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the New Fund to the annual rate of 0.95% of the New Fund’s average daily net assets, noting that the net expenses of the New Fund were lower than the average for the New Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and CEP and the considerations noted above with respect to the Investment Manager and CEP, the New Fund’s advisory fees, including subadvisory fees, are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the New Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by Investment Manager and its affiliates attributable to managing all the mutual funds in the AMG Funds family of funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted that all of the advisory fees paid to the Investment Manager by the New Fund would be paid in turn to CEP. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s assets increase over time, the New Fund may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the anticipated profitability of CEP with respect to the provision of subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding CEP’s organization, management and financial stability. The Trustees noted that, because CEP is an affiliate of the Investment Manager, such anticipated profitability might be

Approval of Investment Advisory and Subadvisory Agreements (continued)

directly or indirectly shared by the Investment Manager. The Trustees also noted that the subadvisory fees are to be paid by the Investment Manager out of its advisory fee. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services CEP is expected to provide in performing its functions under the Subadvisory Agreement. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. The Trustees also were provided, in their June 19-20, 2014 meeting, with the profitability of CEP with respect to the other fund it manages in the Fund complex. Based on the foregoing, the Trustees concluded that the profitability to CEP is expected to be reasonable and that, since the New Fund does not currently have any assets, CEP is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, the New Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) the Investment Manager and CEP have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) CEP’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c) CEP is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and CEP maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, on September 18-19, 2014, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICE™ ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds
June 30, 2015

AMG TimesSquare Small Cap Growth Fund

Institutional Class: TSCIX | Premier Class: TSCPX
AMG TimesSquare Mid Cap Growth Fund

Institutional Class: TMDIX | Premier Class: TMDPX
AMG TimesSquare International Small Cap Fund

Institutional Class: TCMIX | Premier Class: TCMPX

www.amgfunds.com	SAR014-0615

AMG Funds
Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG TimesSquare Small Cap Growth Fund	4

AMG TimesSquare Mid Cap Growth Fund	8

AMG TimesSquare International Small Cap Fund	11

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	19
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	20
Detail of changes in assets for the past two periods

Financial Highlights	21
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes To Financial Highlights	24

Notes to Financial Statements	25
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	32

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2015	Expense Ratio for the Period	Beginning Account Value 01/01/15	Ending Account Value 6/30/15	Expenses Paid During the Period*
AMG TimesSquare Small Cap Growth Fund
Institutional Class
Based on Actual Fund Return	1.03%	$1,000	$1,091	$5.33
Hypothetical (5% return before expenses)	1.03%	$1,000	$1,020	$5.15
Premier Class
Based on Actual Fund Return	1.22%	$1,000	$1,090	$6.33
Hypothetical (5% return before expenses)	1.22%	$1,000	$1,019	$6.11
AMG TimesSquare Mid Cap Growth Fund
Institutional Class
Based on Actual Fund Return	1.03%	$1,000	$1,057	$6.07
Hypothetical (5% return before expenses)	1.03%	$1,000	$1,019	$5.96
Premier Class
Based on Actual Fund Return	1.23%	$1,000	$1,056	$7.09
Hypothetical (5% return before expenses)	1.23%	$1,000	$1,018	$6.95
AMG TimesSquare International Small Cap Fund
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$1,097	$5.46
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
Premier Class
Based on Actual Fund Return	1.30%	$1,000	$1,096	$6.76
Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended June 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2015.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG TimesSquare Small Cap Growth Fund [2,3]
Institutional Class	9.07%	12.73%	18.96%	11.51%	9.24%	01/21/00
Premier Class	9.00%	12.48%	18.79%	11.37%	9.09%	01/21/00
Russell 2000® Growth Index[4]	8.74%	12.34%	19.33%	9.86%	4.25%	01/21/00	†
AMG TimesSquare Mid Cap Growth Fund [3,5]
Institutional Class	5.66%	7.13%	16.69%	10.46%	10.20%	03/04/05
Premier Class	5.59%	6.95%	16.48%	10.26%	10.00%	03/04/05
Russell Midcap® Growth Index[6]	4.18%	9.45%	18.69%	9.69%	9.43%	03/04/05	†
AMG TimesSquare International Small Cap Fund [2,7,8]
Institutional Class	9.73%	4.58%	—	—	14.42%	01/02/13
Premier Class	9.59%	4.34%	—	—	14.24%	01/02/13
MSCI EAFE Small Cap Index[9,10]	10.15%	(0.77)%	—	—	12.24%	01/02/13	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars ($).
[2]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Russell 2000® Growth Index is a market capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[5]

Mid capitalization securities are subject to market, liquidity and information risk. Mid-size company securities may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.

[6]

The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[7]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local government attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[8]

Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

[9]

The MSCI EAFE Small Cap Index is a market capitalization-weighted index that measures the performance of those MSCI EAFE Small Cap Index companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 2000® Growth Index and the Russell Midcap® Growth Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG TimesSquare Small Cap Growth Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

	AMG TimesSquare
Sector	Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	29.7%	23.9%
Industrials	23.1%	13.2%
Consumer Discretionary	16.5%	18.3%
Health Care	12.0%	27.7%
Financials	5.4%	7.1%
Consumer Staples	3.1%	3.1%
Energy	2.1%	1.7%
Materials	1.9%	4.2%
Telecommunication Services	0.8%	0.7%
Utilities	0.0%	0.1%
Other Assets and Liabilities	5.4%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
On Assignment, Inc.*	2.0%
The Ultimate Software Group, Inc.*	2.0
WisdomTree Investments, Inc.	1.9
Albany International Corp., Class A*	1.7
PolyOne Corp.*	1.6
j2 Global, Inc.*	1.6
Bright Horizons Family Solutions, Inc.	1.6
IMAX Corp.	1.6
Jack Henry & Associates, Inc.*	1.6
MKS Instruments, Inc.	1.5

Top Ten as a Group	17.1%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 94.6%

Consumer Discretionary - 16.5%

2U, Inc.*	56,400	$1,815,516

Bright Horizons Family Solutions, Inc.*	317,069	18,326,588

Burlington Stores, Inc.*	298,000	15,257,600

Dorman Products, Inc.*,[1]	258,900	12,339,174

G-III Apparel Group, Ltd.*	250,000	17,587,500

Global Eagle Entertainment, Inc.*	435,044	5,664,273

IMAX Corp.*,[1]	455,000	18,322,850

La Quinta Holdings, Inc.*	325,000	7,426,250

Libbey, Inc.	246,400	10,183,712

Lithia Motors, Inc., Class A	100,031	11,319,508

Mattress Firm Holding Corp.*,[1]	160,000	9,752,000

Monro Muffler Brake, Inc.	248,066	15,419,782

Nord Anglia Education, Inc.*	416,000	10,200,320

Performance Sports Group, Ltd.*	470,000	8,460,000

Sotheby’s1	318,083	14,390,075

Wayfair, Inc., Class A*,[1]	165,000	6,210,600

William Lyon Homes, Class A*	370,000	9,497,900

Total Consumer Discretionary		192,173,648

Consumer Staples - 3.1%

The Boston Beer Co., Inc., Class A*	52,071	12,079,951

Inter Parfums, Inc.	230,012	7,804,307

United Natural Foods, Inc.*	265,032	16,877,238

Total Consumer Staples		36,761,496

Energy - 2.1%

Hornbeck Offshore Services, Inc.*,[1]	255,068	5,236,546

Matador Resources Co.*	205,020	5,125,500

PDC Energy, Inc.*	124,044	6,653,720

Synergy Resources Corp.*	670,000	7,658,100

Total Energy		24,673,866

Financials - 5.4%

AMERISAFE, Inc.	176,593	8,310,467

Financial Engines, Inc.[1]	145,000	6,159,600

Kennedy-Wilson Holdings, Inc.	530,011	13,032,970

PRA Group, Inc.*,[1]	92,704	5,776,386

StanCorp Financial Group, Inc.	90,000	6,804,900

WisdomTree Investments, Inc.[1]	1,015,000	22,294,475

Total Financials		62,378,798

Health Care - 12.0%

Air Methods Corp.*	147,997	6,118,196

	Shares	Value
Align Technology, Inc.*	113,293	$7,104,604

Array BioPharma, Inc.*,[1]	890,094	6,417,578

Celldex Therapeutics, Inc.*	210,050	5,297,461

Cempra, Inc.*	165,000	5,669,400

Clovis Oncology, Inc.*,[1]	109,000	9,578,920

Cynosure, Inc., Class A*	227,000	8,757,660

DBV Technologies, S.A., Sponored ADR*	136,600	4,067,948

Globus Medical, Inc., Class A*	342,019	8,779,628

Horizon Pharma PLC*	420,000	14,590,800

Inogen, Inc.*	270,000	12,042,000

Magellan Health, Inc.*	132,546	9,287,498

Press Ganey Holdings, Inc.*	265,000	7,597,550

Seres Therapeutics, Inc.*	80,300	3,332,450

Sirona Dental Systems, Inc.*	63,538	6,380,486

Stemline Therapeutics, Inc.*	280,000	3,295,600

Surgical Care Affiliates, Inc.*	150,085	5,760,262

Team Health Holdings, Inc.*	220,000	14,372,600

Teladoc, Inc.*	50,000	950,000

Total Health Care		139,400,641

Industrials - 23.1%

The Advisory Board Co.*	301,910	16,505,420

Albany International Corp., Class A	500,001	19,900,040

Allegiant Travel Co.	94,016	16,723,566

Avolon Holdings, Ltd.*	300,000	6,888,000

CEB, Inc.	200,030	17,414,612

Chart Industries, Inc.*	188,000	6,721,000

DigitalGlobe, Inc.*	400,197	11,121,475

EMCOR Group, Inc.	235,001	11,225,998

Generac Holdings, Inc.*,[1]	79,355	3,154,361

Healthcare Services Group, Inc.	257,686	8,516,522

Huron Consulting Group, Inc.*	174,612	12,238,555

ICF International, Inc.*	160,000	5,577,600

McGrath RentCorp	141,026	4,291,421

On Assignment, Inc.*	592,058	23,256,038

Orbital ATK, Inc.	146,006	10,711,000

Park-Ohio Holdings Corp.	145,091	7,031,110

RBC Bearings, Inc.*	171,659	12,318,250

Rexnord Corp.*	526,172	12,580,772

Saia, Inc.*	172,000	6,757,880

Spirit Airlines, Inc.*	175,047	10,870,419

TriNet Group, Inc.*	318,000	8,061,300

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 23.1% (continued)

WageWorks, Inc.*	265,573	$10,742,428

WESCO International, Inc.*,[1]	178,981	12,285,256

West Corp.	452,048	13,606,645

Total Industrials		268,499,668

Information Technology - 29.7%

Appfolio, Inc., Class A*	500,000	7,050,000

Blackhawk Network Holdings, Inc.*,[1]	160,000	6,592,000

BroadSoft, Inc.*	242,098	8,369,328

Cardtronics, Inc.*	318,312	11,793,460

comScore, Inc.*	220,000	11,717,200

Dealertrack Technologies, Inc.*	247,432	15,536,255

EnerNOC, Inc.*	313,000	3,036,100

ExlService Holdings, Inc.*	465,019	16,080,357

FARO Technologies, Inc.*	195,000	9,106,500

Heartland Payment Systems, Inc.	280,000	15,134,000

j2 Global, Inc.	270,023	18,345,363

Jack Henry & Associates, Inc.	280,032	18,118,070

Littelfuse, Inc.	121,000	11,481,690

M/A-COM Technology Solutions Holdings, Inc.*	230,000	8,797,500

MAXIMUS, Inc.	170,005	11,174,429

MKS Instruments, Inc.	467,900	17,752,126

Monotype Imaging Holdings, Inc.	198,561	4,787,306

NIC, Inc.	666,986	12,192,504

Paycom Software, Inc.*	289,265	9,878,400

PDF Solutions, Inc.*	300,000	4,800,000

PROS Holdings, Inc.*	317,122	6,694,445

Q2 Holdings, Inc.*	355,000	10,028,750

Qlik Technologies, Inc.*	400,060	13,986,098

Shutterstock, Inc.*,[1]	190,086	11,146,643

Solera Holdings, Inc.	385,061	17,158,318

Tyler Technologies, Inc.*	127,506	16,496,726

The Ultimate Software Group, Inc.*	140,070	23,019,104

Virtusa Corp.*	174,500	8,969,300

WEX, Inc.*	147,388	16,797,810

Total Information Technology		346,039,782

	Shares	Value
Materials - 1.9%

PolyOne Corp.	480,047	$18,803,441

Summit Materials, Inc., Class A*	140,900	3,592,950

Total Materials		22,396,391

Telecommunication Services - 0.8%

Cogent Communications Holdings, Inc.	280,000	9,475,200

Total Common Stocks (cost $759,908,465)		1,101,799,490

Warrants - 0.0%#

Energy - 0.0%#

American Standard Energy Corp., 01/26/16 Series A Warrant*,[2]	150,000	135

American Standard Energy Corp., 01/26/16 Series B Warrant*,[2]	150,000	135

American Standard Energy Corp., 03/28/16 Series C Warrant*,[2]	150,000	135

Total Energy		405

Total Warrants (cost $795,225)		405

	Principal Amount

Short-Term Investments - 11.5%

Repurchase Agreements - 6.0%3

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $16,484,354 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $16,813,971)	$16,484,285	16,484,285

Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $16,484,367 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48 and cash, totaling $16,813,890)	16,484,285	16,484,285

Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $16,484,349 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65, totaling $16,813,975)	16,484,285	16,484,285

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 6.0%[3] (continued)

RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $12,139,648 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 -02/20/65, totaling $12,382,406)	$12,139,614	$12,139,614

State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $7,814,872 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $7,974,118)	7,814,829	7,814,829

Total Repurchase Agreements		69,407,298

	Principal Amount	Value
Other Investment Companies - 5.5%[4]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	63,724,728	$63,724,728

Total Short-Term Investments (cost $133,132,026)		133,132,026

Total Investments - 106.1% (cost $893,835,716)		1,234,931,921

Other Assets, less Liabilities - (6.1)%		(70,579,856)

Net Assets - 100.0%		$1,164,352,065

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare Mid Cap Growth Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare Mid Cap Growth Fund**	Russell Midcap® Growth Index
Industrials	27.6%	15.6%
Information Technology	20.1%	20.0%
Consumer Discretionary	19.5%	24.5%
Health Care	10.5%	14.4%
Financials	7.2%	11.1%
Telecommunication Services	4.0%	0.4%
Consumer Staples	3.5%	7.4%
Energy	3.2%	1.2%
Materials	1.5%	5.3%
Utilities	0.0%	0.1%
Other Assets and Liabilities	2.9%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
SBA Communications Corp., Class A*	4.0%
Alliance Data Systems Corp.*	3.9
DaVita HealthCare Partners, Inc.*	3.1
Nielsen N.V.*	3.0
Gartner, Inc.*	2.3
Equifax, Inc.*	2.1
Envision Healthcare Holdings, Inc.*	2.0
O’Reilly Automotive, Inc.*	1.8
Amdocs, Ltd.	1.7
Ryanair Holdings PLC	1.7

Top Ten as a Group	25.6%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 97.1%

Consumer Discretionary - 19.5%

BorgWarner, Inc.	726,000	$41,265,840

Charter Communications, Inc., Class A*,1	243,600	41,716,500

Dollar Tree, Inc.*	364,700	28,807,653

Hanesbrands, Inc.	923,200	30,761,024

Markit, Ltd.*	1,272,600	32,540,382

O’Reilly Automotive, Inc.*	194,400	43,930,512

Polaris Industries, Inc.	145,500	21,550,005

Pool Corp.	486,325	34,130,288

Ross Stores, Inc.	588,200	28,592,402

Sally Beauty Holdings, Inc.*	1,090,300	34,431,674

ServiceMaster Global Holdings, Inc.*	749,000	27,091,330

Tempur Sealy International, Inc.*	494,600	32,594,140

Tractor Supply Co.	350,300	31,505,982

Williams-Sonoma, Inc.	428,600	35,260,922

Wyndham Worldwide Corp.	322,600	26,424,166

Total Consumer Discretionary		490,602,820

Consumer Staples - 3.5%

Brown-Forman Corp., Class B	302,800	30,334,504

Church & Dwight Co., Inc.	319,800	25,945,374

The WhiteWave Foods Co.*	650,400	31,791,552

Total Consumer Staples		88,071,430

Energy - 3.2%

Cameron International Corp.*	357,100	18,701,327

Continental Resources, Inc.*,1	442,000	18,736,380

Oceaneering International, Inc.	348,800	16,250,592

Range Resources Corp.	513,300	25,346,754

Total Energy		79,035,053

Financials - 7.2%

Apollo Global Management LLC, Class A	1,449,400	32,104,210

Assured Guaranty, Ltd.	1,045,200	25,074,348

BankUnited, Inc.	188,600	6,776,398

Invesco, Ltd.	614,600	23,041,354

McGraw Hill Financial, Inc.	414,389	41,625,375

Och-Ziff Capital Management Group LLC., Class A	1,365,200	16,682,744

RenaissanceRe Holdings, Ltd.	357,700	36,310,127

Total Financials		181,614,556

Health Care - 10.5%

Boston Scientific Corp.*	1,656,800	29,325,360

	Shares	Value
Catalent, Inc.*	660,600	$19,375,398

DaVita HealthCare Partners, Inc.*	988,100	78,524,307

Endo International PLC*	387,400	30,856,410

Envision Healthcare Holdings, Inc.*	1,261,200	49,792,176

Medivation, Inc.*	169,500	19,356,900

Premier, Inc., Class A*	802,300	30,856,458

United Therapeutics Corp.*	29,850	5,192,407

Total Health Care		263,279,416

Industrials - 27.6%

AerCap Holdings N.V.*	619,500	28,366,905

AMETEK, Inc.	563,100	30,846,618

Avis Budget Group, Inc.*	798,500	35,197,880

Copart, Inc.*	492,600	17,477,448

Equifax, Inc.	531,600	51,613,044

Fastenal Co.[1]	744,600	31,407,228

Flowserve Corp.	319,400	16,819,604

Genesee & Wyoming, Inc., Class A*	440,100	33,526,818

Hexcel Corp.	634,400	31,555,056

Hubbell, Inc., Class B	231,900	25,110,132

IHS, Inc., Class A*	195,050	25,089,282

L-3 Communications Holdings, Inc.	290,700	32,959,566

Nielsen N.V.	1,698,100	76,023,937

Pall Corp.[1]	63,200	7,865,240

Rockwell Collins, Inc.	339,000	31,306,650

Ryanair Holdings PLC, Sponsored ADR	585,225	41,755,804

Sensata Technologies Holding N.V.*	570,900	30,109,266

Stericycle, Inc.*	220,900	29,580,719

Towers Watson & Co., Class A	204,740	25,756,292

TransDigm Group, Inc.*	88,025	19,776,577

Verisk Analytics, Inc.*	403,900	29,387,764

WABCO Holdings, Inc.*	333,300	41,235,876

Total Industrials		692,767,706

Information Technology - 20.1%

Alliance Data Systems Corp.*	333,800	97,449,572

Amdocs, Ltd.	769,600	42,012,464

Belden, Inc.	229,900	18,674,777

Booz Allen Hamilton Holding Corp.	965,200	24,361,648

CoStar Group, Inc.*	146,600	29,504,716

FleetCor Technologies, Inc.*	32,950	5,142,177

Gartner, Inc.*	678,700	58,218,886

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.1% (continued)

Global Payments, Inc.	376,900	$38,990,305

Lam Research Corp.	362,600	29,497,510

NeuStar, Inc., Class A*,1	883,800	25,815,798

NXP Semiconductors N.V.*	251,400	24,687,480

Qlik Technologies, Inc.*	843,100	29,474,776

SolarWinds, Inc.*	486,300	22,433,019

Solera Holdings, Inc.	509,000	22,681,040

Vantiv, Inc., Class A*	910,800	34,783,452

Total Information Technology		503,727,620

Materials - 1.5%

Ecolab, Inc.	326,000	36,860,820

Telecommunication Services - 4.0%

SBA Communications Corp., Class A*	873,725	100,452,163

Total Common Stocks (cost $1,674,660,353)		2,436,411,584

	Principal Amount

Short-Term Investments - 4.9%

Repurchase Agreements - 2.1%[3]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $12,516,521 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $12,766,799)	$12,516,469	12,516,469

Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $12,516,532 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48 and cash, totaling $12,766,737)	12,516,469	12,516,469

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $12,516,518 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65, totaling $12,766,802)	$12,516,469	$12,516,469

RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $9,217,589 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 - 02/20/65, totaling $9,401,914)	9,217,563	9,217,563

State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $5,933,822 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $6,054,737)	5,933,789	5,933,789

Total Repurchase Agreements		52,700,759

	Shares

Other Investment Companies - 2.8%[4]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	41,284,596	41,284,596

JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	30,057,160	30,057,160

Total Other Investment Companies		71,341,756

Total Short-Term Investments (cost $124,042,515)		124,042,515

Total Investments - 102.0% (cost $1,798,702,868)		2,560,454,099

Other Assets, less Liabilities - (2.0)%		(50,551,635)

Net Assets - 100.0%		$2,509,902,464

The accompanying notes are an integral part of these financial statements.

10

AMG TimesSquare International Small Cap Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG TimesSquare International Small Cap Fund**	MSCI EAFE Small Cap Index
Consumer Discretionary	26.3%	17.5%
Industrials	25.5%	22.4%
Financials	22.5%	22.7%
Information Technology	9.8%	9.6%
Health Care	9.4%	7.3%
Consumer Staples	4.1%	6.2%
Energy	0.7%	2.5%
Materials	0.4%	8.5%
Telecommunication Services	0.0%	1.6%
Utilities	0.0%	1.7%
Other Assets and Liabilities	1.3%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
CTS Eventim AG & Co. KGaA*	3.2%
Interpump Group S.P.A.*	3.1
Koito Manufacturing Co., Ltd.*	3.1
ABC-Mart, Inc.	3.0
Horiba, Ltd.	3.0
Teleperformance*	2.5
Sugi Holdings Co., Ltd.	2.5
Melrose Industries PLC*	2.4
HellermannTyton Group PLC*	2.4
Yes Bank, Ltd.	2.3

Top Ten as a Group	27.5%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

11

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 98.7%

Consumer Discretionary - 26.3%

ABC-Mart, Inc. (Japan)	15,200	$930,277

Cambian Group PLC (United Kingdom)	140,100	659,842

CTS Eventim AG & Co. KGaA (Germany)	27,512	1,003,122

Dalata Hotel Group PLC (Ireland)*	100,525	403,454

De’Longhi S.P.A. (Italy)	6,854	157,146

Greene King PLC (United Kingdom)	50,030	664,051

Gulliver International Co., Ltd. (Japan)[1]	31,600	294,079

Izumi Co., Ltd. (Japan)	8,900	375,715

Koito Manufacturing Co., Ltd. (Japan)	24,300	946,174

Nirvana Asia, Ltd. (Malaysia)	628,000	170,009

Paddy Power PLC (Ireland)	3,328	285,222

Samsonite International, S.A. (United States)	173,550	599,194

Skylark Co., Ltd. (Japan)	18,800	247,654

Tamedia AG (Switzerland)	2,360	394,280

William Hill PLC (United Kingdom)	92,500	585,930

Yoox S.P.A. (Italy)*	13,175	426,362

Total Consumer Discretionary		8,142,511

Consumer Staples - 4.1%

Naturex (France)[1]	3,072	213,606

Sugi Holdings Co., Ltd. (Japan)	15,030	766,818

Viscofan, S.A. (Spain)	4,900	296,423

Total Consumer Staples		1,276,847

Energy - 0.7%

TGS Nopec Geophysical Co. ASA (Norway)	8,520	199,036

Financials - 22.5%

Amlin PLC (United Kingdom)	28,895	216,193

Avanza Bank Holding AB (Sweden)	9,100	331,029

Bolsas y Mercados Espanoles, S.A. (Spain)	12,400	502,598

Challenger, Ltd. (Australia)	131,115	679,648

Credito Real, S.A.B. de C.V. (Mexico)	102,264	228,700

Grenkeleasing AG (Germany)	1,875	270,462

Hoist Finance AB (Sweden)*	47,900	361,134

Indiabulls Housing Finance, Ltd. (India)	40,850	398,570

kabu.com Securities Co., Ltd. (Japan)	182,000	608,664

Kennedy Wilson Europe Real Estate PLC (United Kingdom)	29,500	526,554

Qualitas Controladora SAB de CV (Mexico)*,1	77,125	127,630

Shriram Transport Finance Co., Ltd. (India)	29,325	392,937

St. James’s Place PLC (United Kingdom)	31,067	441,756

Steadfast Group, Ltd. (Australia)	222,100	276,348

	Shares	Value
Tokyo Tatemono Co., Ltd. (Japan)	30,000	$416,390

Topdanmark A/S (Denmark)*	16,750	449,023

Yes Bank, Ltd. (India)	54,950	727,344

Total Financials		6,954,980

Health Care - 9.4%

CMIC Holdings Co., Ltd. (Japan)[1]	20,025	279,462

DiaSorin S.P.A. (Italy)	9,225	421,151

Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	29,500	137,043

Miraca Holdings, Inc. (Japan)	10,730	536,116

Orpea (France)	8,980	628,860

Recipharm AB (Sweden)	21,800	407,403

Tecan Group AG (Switzerland)	4,250	509,165

Total Health Care		2,919,200

Industrials - 25.5%

AirAsia BHD (Malaysia)	280,300	114,408

Alimak Group AB (Sweden)*	22,000	254,769

Bossard Holding AG (Switzerland)*	3,135	361,554

Bufab Holding AB (Sweden)[1]	27,995	166,149

Daetwyler Holding AG (Switzerland)	1,884	223,796

Diploma PLC (United Kingdom)	22,025	279,621

HellermannTyton Group PLC (United Kingdom)	138,550	748,436

Interpump Group S.P.A. (Italy)	59,950	967,819

KION Group AG (Germany)*	14,100	676,423

LISI (France)	14,690	412,869

Melrose Industries PLC (United Kingdom)	194,596	756,339

Nabtesco Corp. (Japan)	16,200	406,357

Norma Group SE (Germany)	7,165	362,286

Palfinger AG (Austria)	17,840	544,958

Prosegur Cia de Seguridad, S.A. (Spain)	56,110	308,596

Rotork PLC (United Kingdom)	63,000	230,300

Teleperformance (France)	11,095	783,842

THK Co., Ltd. (Japan)	13,400	289,175

Total Industrials		7,887,697

Information Technology - 9.8%

accesso Technology Group PLC (United Kingdom)*	14,040	122,434

Altran Technologies SA (France)	39,550	424,786

Datalogic S.P.A (Italy)	17,600	257,433

Horiba, Ltd. (Japan)	22,595	917,821

RIB Software AG (Germany)[1]	15,100	243,658

Spectris PLC (United Kingdom)	13,122	434,747

The accompanying notes are an integral part of these financial statements.

12

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 9.8% (continued)

Telit Communications PLC (United Kingdom)*	71,325	$324,439

Wirecard AG (Germany)[1]	8,212	314,304

Total Information Technology		3,039,622

Materials - 0.4%

Frutarom Industries, Ltd. (Israel)	3,120	130,836

Total Common Stocks (cost $27,919,584)		30,550,729

	Principal Amount	Value
Short-Term Investments - 3.2%

Repurchase Agreements - 2.6%[3]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $798,990 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $814,967)	$798,987	$798,987

	Shares

Other Investment Companies - 0.6%[4]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	206,974	206,974

Total Short-Term Investments (cost $1,005,961)		1,005,961

Total Investments - 101.9% (cost $28,925,545)		31,556,690

Other Assets, less Liabilities - (1.9)%		(597,737)

Net Assets - 100.0%		$30,958,953

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$899,453,523	$356,333,193	$(20,854,795)	$335,478,398
AMG TimesSquare Mid Cap Growth Fund	1,816,222,018	784,367,046	(40,134,965)	744,232,081
AMG TimesSquare International Small Cap Fund	28,932,393	4,104,435	(1,480,138)	2,624,297

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$68,346,029	5.9%
AMG TimesSquare Mid Cap Growth Fund	51,847,299	2.1%
AMG TimesSquare International Small Cap Fund	767,979	2.5%

[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The market value of Illiquid securities at June 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$405	0.00	%#

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
#	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedules of Portfolio Investments (continued)

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	3.1%	5.6%
Austria	1.8%	0.9%
Belgium	0.0%	1.6%
Denmark	1.4%	1.9%
Finland	0.0%	1.3%
France	8.1%	4.2%
Germany	9.4%	5.4%
Hong Kong	0.0%	3.1%
India	5.0%	0.0%
Ireland	2.2%	1.1%
Israel	0.4%	1.0%
Italy	7.3%	3.9%

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Japan	23.0%	30.2%
Malaysia	0.9%	0.0%
Mexico	1.2%	0.0%
Netherlands	0.0%	1.5%
New Zealand	0.4%	0.9%
Norway	0.7%	1.7%
Portugal	0.0%	0.4%
Singapore	0.0%	2.2%
Spain	3.6%	2.6%
Sweden	5.0%	4.0%
Switzerland	4.9%	4.4%
United Kingdom	19.6%	22.1%
United States	2.0%	0.0%#

	100.0%	100.0%

†	As a percentage of total long term investments as of June 30, 2015.
#	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedules of Portfolio Investments (continued)

The following table summaries the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,101,799,490	—	—	$1,101,799,490
Warrants	—	$405	—	405
Short-Term Investments
Repurchase Agreements	—	69,407,298	—	69,407,298
Other Investment Companies	63,724,728	—	—	63,724,728

Total Investments in Securities	$1,165,524,218	$69,407,703	—	$1,234,931,921

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$2,436,411,584	—	—	$2,436,411,584
Short-Term Investments
Repurchase Agreements	—	$52,700,759	—	52,700,759
Other Investment Companies	71,341,756	—	—	71,341,756

Total Investments in Securities	$2,507,753,340	$52,700,759	—	$2,560,454,099

The accompanying notes are an integral part of these financial statements.

16

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$2,745,920	$5,396,591	—	$8,142,511
Industrials	3,305,052	4,582,645	—	7,887,697
Financials	1,244,018	5,710,962	—	6,954,980
Information Technology	1,129,092	1,910,530	—	3,039,622
Health Care	421,151	2,498,049	—	2,919,200
Consumer Staples	213,606	1,063,241	—	1,276,847
Energy	—	199,036	—	199,036
Materials	—	130,836	—	130,836
Short-Term Investments
Repurchase Agreements	—	798,987	—	798,987
Other Investment Companies	206,974	—	—	206,974

Total Investments in Securities	$9,265,813	$22,290,877	—	$31,556,690

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2015, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund had no transfers between levels from the beginning of the reporting period.

As of June 30, 2015, the AMG TimesSquare International Small Cap Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$466,186	$(56,831)	$56,831	$(466,186)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities (unaudited)
June 30, 2015

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund
Assets:
Investments at value* (including securities on loan valued at $68,346,029, $51,847,299 and $767,979, respectively)	$1,234,931,921	$2,560,454,099	$31,556,690
Cash	—	—	21
Foreign currency**	—	—	303,663
Receivable for investments sold	9,595,081	13,165,480	8,315
Receivable for Fund shares sold	732,740	1,738,625	15,000
Dividends, interest and other receivables	279,406	737,510	39,220
Prepaid expenses	42,755	51,354	20,003
Receivable from affiliate	—	1,482	4,603
Total assets	1,245,581,903	2,576,148,550	31,947,515
Liabilities:
Payable upon return of securities loaned	69,407,298	52,700,759	798,987
Payable for investments purchased	8,447,998	9,217,025	143,481
Payable for Fund shares repurchased	2,293,085	1,851,309	—
Accrued expenses:
Investment advisory and management fees	959,566	2,109,531	23,301
Shareholder servicing fees - Premier Class	49,956	171,290	47
Trustees fees and expenses	1,805	4,772	484
Other	70,130	191,400	22,262
Total liabilities	81,229,838	66,246,086	988,562

Net Assets	$1,164,352,065	$2,509,902,464	$30,958,953

Net Assets Represent:
Paid-in capital	$737,436,231	$1,604,572,851	$27,583,065
Undistributed (accumulated) net investment income (loss)	(3,328,302)	(648,628)	277,930
Accumulated net realized gain from investments	89,147,931	144,227,010	467,313
Net unrealized appreciation of investments and foreign currency translations	341,096,205	761,751,231	2,630,645
Net Assets	$1,164,352,065	$2,509,902,464	$30,958,953
Institutional Class:
Net Assets	$860,700,112	$1,491,014,227	$30,682,755
Shares outstanding	47,117,026	76,095,587	2,365,571
Net asset value, offering and redemption price per share	$18.27	$19.59	$12.97
Premier Class:
Net Assets	$303,651,953	$1,018,888,237	$276,198
Shares outstanding	16,948,134	52,897,828	21,372
Net asset value, offering and redemption price per share	$17.92	$19.26	$12.92
* Investments at cost	$893,835,716	$1,798,702,868	$28,925,545
** Foreign currency at cost	—	—	$303,725

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations (unaudited)
For the six months ended June 30, 2015

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund
Investment Income:
Dividend income	$2,528,762	$10,841,304	$460,229
Securities lending income	152,883	564,702	9,691
Interest income	3,104	267	—
Foreign withholding tax	—	(131,635)	(32,722)
Total investment income	2,684,749	11,274,638	437,198
Expenses:
Investment advisory and management fees	5,615,065	12,467,551	136,138
Shareholder servicing fees - Premier Class	293,609	982,763	129
Transfer agent	16,396	45,752	917
Custodian	36,359	77,739	17,817
Professional fees	32,960	51,576	16,051
Registration fees	18,780	20,219	12,083
Trustees fees and expenses	27,097	58,909	578
Reports to shareholders	16,355	79,845	2,036
Miscellaneous	9,686	19,322	704
Total expenses before offsets	6,066,307	13,803,676	186,453
Expense reimbursements	—	—	(27,185)
Expense reductions	(53,256)	(124,868)	—
Fee waivers	—	(8,942)	—
Net expenses	6,013,051	13,669,866	159,268

Net investment income (loss)	(3,328,302)	(2,395,228)	277,930
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	61,235,274	136,359,706	464,448
Net realized loss on foreign currency transactions	—	—	(4,068)
Net change in unrealized appreciation (depreciation) of investments	39,773,990	(479,799)	2,301,053
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(123)
Net realized and unrealized gain	101,009,264	135,879,907	2,761,310

Net increase in net assets resulting from operations	$97,680,962	$133,484,679	$3,039,240

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets
For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(3,328,302)	$(3,870,218)	$(2,395,228)	$(5,293,740)	$277,930	$35,117
Net realized gain on investments and foreign currency transactions	61,235,274	89,653,236	136,359,706	143,146,824	460,380	77,989
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	39,773,990	(124,157,574)	(479,799)	(9,441,811)	2,300,930	(39,716)
Net increase (decrease) in net assets resulting from operations	97,680,962	(38,374,556)	133,484,679	128,411,273	3,039,240	73,390
Distributions to Shareholders:
From net investment income:
Institutional Class	—	—	—	—	—	(35,615)
Premier Class	—	—	—	—	—	(394)
From net realized gain on investments:
Institutional Class	—	(37,844,925)	—	(75,929,164)	—	(67,873)
Premier Class	—	(16,310,661)	—	(44,947,399)	—	(749)
Total distributions to shareholders	—	(54,155,586)	—	(120,876,563)	—	(104,631)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(22,152,962)	(66,483,826)	(82,337,645)	(82,320,236)	24,841,202	322,152

Total increase (decrease) in net assets	75,528,000	(159,013,968)	51,147,034	(74,785,526)	27,880,442	290,911
Net Assets:
Beginning of period	1,088,824,065	1,247,838,033	2,458,755,430	2,533,540,956	3,078,511	2,787,600
End of period	$1,164,352,065	$1,088,824,065	$2,509,902,464	$2,458,755,430	$30,958,953	$3,078,511
End of period undistributed (accumulated) net investment income (loss)	$(3,328,302)	—	$(648,628)	$1,746,600	$277,930	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

20

AMG TimesSquare Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.75	$18.08	$13.00	$12.76	$13.01	$10.22
Income from Investment Operations:
Net investment loss[1,2]	(0.05)	(0.05)[4]	(0.08)[5]	(0.02)[6]	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	1.57	(0.39)	6.28	1.66	0.41	2.84
Total income (loss) from investment operations	1.52	(0.44)	6.20	1.64	0.35	2.79
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.89)	(1.12)	(1.40)	(0.60)	—
Net Asset Value, End of Period	$18.27	$16.75	$18.08	$13.00	$12.76	$13.01
Total Return[2]	9.07%[15]	(2.48)%	47.69%	13.01%[7]	2.64%[7]	27.30%
Ratio of net expenses to average net assets (with offsets/reductions)	1.02%[16]	1.01%	1.06%[8]	1.03%[9]	1.03%	1.03%
Ratio of expenses to average net assets (with offsets)	1.03%[16]	1.04%	1.07%[8]	1.05%[9]	1.05%	1.05%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.03%[16]	1.04%	1.07%[8]	1.06%[9]	1.06%	1.07%
Ratio of net investment loss to average net assets[2]	(0.54)%[16]	(0.29)%	(0.53)%[8]	(0.12)%[9]	(0.48)%	(0.51)%
Portfolio turnover	29%[15]	48%	61%	65%	44%	56%
Net assets at end of period (000’s omitted)	$860,700	$768,312	$896,706	$665,011	$520,075	$438,500

	For the six months ended June 30, 2015	For the years ended December 31,
Premier Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.44	$17.80	$12.82	$12.59	$12.86	$10.11
Income from Investment Operations:
Net investment loss[1,2]	(0.06)	(0.08)[4]	(0.10)[5]	(0.04)[6]	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	1.54	(0.40)	6.18	1.65	0.40	2.81
Total income (loss) from investment operations	1.48	(0.48)	6.08	1.61	0.32	2.75
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.88)	(1.10)	(1.38)	(0.59)	—
Net Asset Value, End of Period	$17.92	$16.44	$17.80	$12.82	$12.59	$12.86
Total Return[2]	9.00%[15]	(2.78)%	47.44%	12.95%	2.46%	27.20%
Ratio of net expenses to average net assets (with offsets/reductions)	1.21%[16]	1.19%	1.19%[8]	1.14%[9]	1.14%	1.14%
Ratio of expenses to average net assets (with offsets)	1.22%[16]	1.22%	1.20%[8]	1.16%[9]	1.16%	1.16%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.22%[16]	1.22%	1.20%[8]	1.17%[9]	1.18%	1.18%
Ratio of net investment loss to average net assets[2]	(0.74)%[16]	(0.47)%	(0.63)%[8]	(0.27)%[9]	(0.59)%	(0.62)%
Portfolio turnover	29%[15]	48%	61%	65%	44%	56%
Net assets at end of period (000’s omitted)	$303,652	$320,512	$351,132	$133,093	$184,685	$180,199

21

AMG TimesSquare Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$18.54	$18.49	$15.05		$13.34	$14.04	$11.88
Income from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.02)[4]	(0.03)[10]		(0.02)[6]	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.06	1.02	5.54		2.51	(0.22)	2.20
Total income (loss) from investment operations	1.05	1.00	5.51		2.49	(0.26)	2.16
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.95)	(2.07)		(0.78)	(0.44)	—
Net Asset Value, End of Period	$19.59	$18.54	$18.49		$15.05	$13.34	$14.04
Total Return[2]	5.66%[15]	5.34%	36.72%		18.71%	(1.89)%	18.18%
Ratio of net expenses to average net assets (with offsets/reductions)	1.02%[16]	1.03%	1.04%[11]		1.06%[12]	1.06%	1.06%
Ratio of expenses to average net assets (with offsets)	1.03%[16]	1.04%	1.05%[11]		1.07%[12]	1.07%	1.08%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.03%[16]	1.04%	1.05%[11]		1.07%[12]	1.07%	1.08%
Ratio of net investment loss to average net assets[2]	(0.11)%[16]	(0.12)%	(0.17)%[11]		(0.16)%[12]	(0.29)%	(0.30)%
Portfolio turnover	1%[15]	43%	54%		42%	60%	57%
Net assets at end of period (000’s omitted)	$1,491,014	$1,542,214	$1,319,016		$952,858	$854,828	$923,687

	For the six months ended June 30, 2015	For the years ended December 31,
Premier Class	(unaudited)	2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$18.24	$18.23	$14.87		$13.21	$13.92	$13.21
Income from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.06)[4]	(0.07	)[1][0]	(0.05)[6]	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.05	1.00	5.47		2.48	(0.21)	2.17
Total income (loss) from investment operations	1.02	0.94	5.40		2.43	(0.28)	2.11
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.93)	(2.04)		(0.77)	(0.43)	—
Net Asset Value, End of Period	$19.26	$18.24	$18.23		$14.87	$13.21	$15.32
Total Return[2]	5.59%[7,15]	5.12%[7]	36.43%		18.44%	(2.01)%	17.87%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.22%[16]	1.22%	1.24%[11]		1.26%[12]	1.26%	1.26%
Ratio of expenses to average net assets (with offsets)	1.23%[16]	1.23%	1.25%[11]		1.27%[12]	1.27%	1.28%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[16]	1.24%	1.25%[11]		1.27%[12]	1.27%	1.28%
Ratio of net investment loss to average net assets[2]	(0.32)%[16]	(0.34)%	(0.38)%[11]		(0.36)%[12]	(0.49)%	(0.50)%
Portfolio turnover	1%[15]	43%	54%		42%	60%	57%
Net assets at end of period (000’s omitted)	$1,018,888	$916,541	$1,214,525		$663,656	$648,295	$599,994

22

AMG TimesSquare International Small Cap Fund
Financial Highlights
For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013*
Net Asset Value, Beginning of Period	$11.82	$11.98	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.11	0.14	0.10 [13]
Net realized and unrealized gain on investments	1.04	0.12	2.36
Total income (loss) from investment operations	1.15	0.26	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.21)
Net realized gain on investments	—	(0.28)	(0.09)
Paid-in capital	—	—	(0.18)
Total distributions to shareholders	—	(0.42)	(0.48)
Net Asset Value, End of Period	$12.97	$11.82	$11.98
Total Return[2]	9.73%[7,15]	2.15%[7]	24.77%[7,15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[16]	1.05%	1.07%[14,16]
Ratio of expenses to average net assets (with offsets)	1.05%[16]	1.05%	1.07%[14,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[16]	4.17%	8.05%[14,16]
Ratio of net investment income to average net assets[2]	1.84%[16]	1.13%	0.88%[14,16]
Portfolio turnover	77%[15]	61%	58%[15]
Net assets at end of period (000’s omitted)	$30,683	$3,045	$2,768

	For the six
	months ended
	June 30, 2015	For the years ended December 31,
Premier Class	(unaudited)	2014	2013*
Net Asset Value, Beginning of Period	$11.79	$11.98	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.10	0.11	0.1113
Net realized and unrealized gain on investments	1.03	0.11	2.35
Total income (loss) from investment operations	1.13	0.22	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.21)
Net realized gain on investments	—	(0.27)	(0.09)
Paid-in capital	—	—	(0.18)
Total distributions to shareholders	—	(0.41)	(0.48)
Net Asset Value, End of Period	$12.92	$11.79	$11.98
Total Return[2]	9.59%[15]	1.89%[7]	24.77%[7,15]
Ratio of net expenses to average net assets (with offsets/reductions)	1.30%[16]	1.30%	1.08%[14,16]
Ratio of expenses to average net assets (with offsets)	1.30%[16]	1.30%	1.08%[14,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.51%[16]	4.47%	8.50%[14,16]
Ratio of net investment income to average net assets[2]	1.58%[16]	0.90%	0.97%[14,16]
Portfolio turnover	77%[15]	61%	58%[15]
Net assets at end of period (000’s omitted)	$276	$33	$19

23

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commencement of operations was on January 2, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.10) and $(0.12) for AMG TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.04) and $(0.08) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.09) and $(0.11) for the Institutional Class and Premier Class, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.06) and $(0.08) for AMG TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.04) and $(0.06) for AMG TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.
[7]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[8]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.017% of average net assets for the Institutional Class and Premier Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.003% of average net assets for the Institutional Class and Premier Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.06) and $(0.10) for the Institutional Class and Premier Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.019% and 0.019% of average net assets for the Institutional Class and Premier Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.004% of average net assets for the Institutional Class and Premier Class, respectively.
[13]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.10 for the Institutional Class and Premier Class, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.028% of average net assets for the Institutional Class and Premier Class, respectively.
[15]	Not annualized.
[16]	Annualized.

24

Notes to Financial Statements (unaudited)
June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”) and AMG TimesSquare International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively the “Funds.” International Small Cap will deduct a 2.00% redemption fee from the proceeds of redemptions (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2015, International Small Cap had redemption fees amounting $891.

The Funds offer both Institutional Class and Premier Class shares. Each class represents an interest in the same assets of the Funds. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Small Cap and Mid Cap are closed to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

25

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2015, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Small Cap - $53,256 or 0.005% and Mid Cap - $124,868 or 0.005%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, overdraft fees for International Small Cap equaled $204.

For the period ended June 30, 2015, Mid Cap transferred securities and cash to a shareholder in connection with a redemption-in-kind transaction in the amount of $41,802,660. For the purposes of U.S. GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are due to wash sales, foreign currency and market discount transactions.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all

26

Notes to Financial Statements (continued)

of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2014 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2015, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014, the capital stock transactions by class for Small Cap, Mid Cap and International Small Cap were as follows:

	Small Cap				Mid Cap
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	4,696,942	$82,937,609	7,188,285	$122,592,540	3,335,121	$65,373,990	24,097,176	$457,170,681
Reinvestment of distributions	—	—	2,214,281	37,487,786	—	—	3,458,589	64,813,970
Cost of shares repurchased	(3,456,971)	(61,107,478)	(13,130,854)	(222,460,863)	(8,139,558)	(157,472,026)	(15,709,792)	(296,189,552)
Redemption in-kind	—	—	—	—	(2,286,798)	(41,802,660)	—	—

Net increase (decrease)	1,239,971	$21,830,131	(3,728,288)	$(62,380,537)	(7,091,235)	$(133,900,696)	11,845,973	$225,795,099

Premier Class:
Proceeds from sale of shares	1,713,863	$29,592,280	4,440,404	$72,422,662	8,367,307	$160,482,950	9,937,477	$183,948,674
Reinvestment of distributions	—	—	980,235	16,301,316	—	—	2,425,403	44,724,439
Cost of shares repurchased	(4,260,057)	(73,575,373)	(5,649,046)	(92,827,267)	(5,711,256)	(108,919,899)	(28,745,282)	(536,788,448)

Net increase (decrease)	(2,546,194)	$(43,983,093)	(228,407)	$(4,103,289)	2,656,051	$51,563,051	(16,382,402)	$(308,115,335)

27

Notes to Financial Statements (continued)

	International Small Cap
	2015		2014
	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	2,395,898	$28,216,509	54,677	$664,487
Reinvestment of distributions	—	—	8,706	103,343
Cost of shares repurchased	(287,984)	(3,611,720)	(36,772)	(459,991)

Net increase	2,107,914	$24,604,789	26,611	$307,839

Premier Class:
Proceeds from sale of shares	21,825	$277,944	1,111	$13,170
Reinvestment of distributions	—	—	96	1,143
Cost of shares repurchased	(3,280)	(41,531)	—	—

Net increase	18,545	$236,413	1,207	$14,313

At June 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap - three collectively own 46%; Mid Cap - three collectively own 49%; International Small Cap - one collectively owns 85%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2015, the market value of repurchase agreements outstanding for Small Cap, Mid Cap and International Small Cap were $69,407,298, $52,700,759 and $798,987, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

28

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	1.00%
Mid Cap	1.00%
International Small Cap	0.90%

Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a reimbursement agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to the following percentages of Small Cap, Mid Cap and International Small Cap Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances.

	Small Cap	Mid Cap	International Small Cap
Institutional Class	1.05%	1.19%	1.05%
Premier Class	1.25%	1.39%	1.30%

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount.

For the six months ended June 30, 2015, each Fund’s components of reimbursement available are detailed in the following chart:

			International
	Small Cap	Mid Cap	Small Cap
Reimbursement Available - 12/31/14	—	—	$235,230
Additional Reimbursements	—	—	27,185
Repayments	—	—	—
Expired Reimbursements	—	—	—
Reimbursement Available - 6/30/15	—	—	$262,415

The expiration of each Fund’s reimbursement are as follows:

Expiry Date	Small Cap	Mid Cap	International Small Cap
Less than 1 year*	—	—	$58,040
Within 2 years	—	—	118,762
Within 3 years	—	—	85,613

Total amount subject to reimbursement	—	—	262,415

*	No portion of this reimbursable amount will expire through the year ended December 31, 2015.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund has made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2015, the management fee for Mid Cap was reduced by $8,942.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trust within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial

29

Notes to Financial Statements (continued)

statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Premier Class of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Premier Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below. The impact on the annualized expense ratios for the six months ended June 30, 2015, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Small Cap
Premier Class	0.20%	0.19%
Mid Cap
Premier Class	0.20%	0.20%
International Small Cap
Premier Class	0.25%	0.25%

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2015, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Small Cap lent varying amounts not exceeding $34,175,337 for six days earning interest of $3,104 and Mid Cap lent $3,788,946 for four days earning interest of $267. The interest earned is included in the Statement of Operations as interest income. For the six months ended June 30, 2015, International Small Cap borrowed $1,227,401 for five days; paying interest of $109 from other Funds in the AMG

Funds family. The interest amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2015, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2015, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$315,344,874	$335,715,984
Mid Cap	215,932,849	25,067,389
International Small Cap	45,491,505	20,727,530

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2015, the value of the securities loaned and cash collateral received, were as follows.

Fund	Securities Loaned	Cash Collateral Received
Small Cap	$68,346,029	$69,407,298
Mid Cap	51,847,299	52,700,759
International Small Cap	767,979	798,987

30

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following tables are a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of June 30, 2015:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Small Cap
Cantor Fitzgerald Securities, Inc.	$16,484,285	$16,484,285	—	—
Daiwa Capital Markets America	16,484,285	16,484,285	—	—
Nomura Securities International, Inc.	16,484,285	16,484,285	—	—
RBC Capital Markets LLC	12,139,614	12,139,614	—	—
State of Wisconsin Investment Board	7,814,829	7,814,829	—	—

Total	$69,407,298	$69,407,298	—	—

Mid Cap
Cantor Fitzgerald Securities, Inc.	$12,516,469	$12,516,469	—	—
Daiwa Capital Markets America	12,516,469	12,516,469	—	—
Nomura Securities International, Inc.	12,516,469	12,516,469	—	—
RBC Capital Markets LLC	9,217,563	9,217,563	—	—
State of Wisconsin Investment Board	5,933,789	5,933,789	—	—

Total	$52,700,759	$52,700,759	—	—

International Small Cap
Cantor Fitzgerald Securities, Inc.	$798,987	$798,987	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

31

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund: Approval of Investment Management and Subadvisory Agreements on June 24-25, 2015.

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement and separately an amendment to the Investment Management Agreement, in each case with AMG Funds, LLC (the “Investment Manager”) (collectively the “Investment Management Agreement”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

32

Annual Renewal of Investment Management and Subadvisory Agreements

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was below, above, above and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees’ also took into account the fact that the Fund outperformed its Peer Group over the intermediate-term periods and ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above the median performance for the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark. The Trustees noted that the Fund ranked at the cusp of the top quartile relative to its Peer Group for the 3-year and 5-year periods and in the top 5% of the Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year period ended March 31, 2015 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2015 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees noted that the Fund ranked in the top decile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s performance has been satisfactory.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset level of each Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment

33

Annual Renewal of Investment Management and Subadvisory Agreements

Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of such profitability or the Subadvisor’s revenues might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee.

The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a

Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.19% for Institutional Class shares and 1.39% for Premier Class shares and noted that the Fund was operating below its expense cap as of March 31, 2015. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05% for Institutional Class shares and 1.25% for Premier Class shares and noted that the Fund was operating below its expense cap as of March 31, 2015. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management

34

Annual Renewal of Investment Management and Subadvisory Agreements

Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

35

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2015

AMG Managers Skyline Special Equities Fund: SKSEX

www.amgfunds.com	SAR018-0615

AMG Managers Skyline Special Equities Fund Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two periods

Financial Highlights	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2015	the Period	1/01/15	6/30/15	the Period*
AMG Managers Skyline Special Equities Fund
Based on Actual Fund Return	1.32%	$1,000	$1,041	$6.68
Hypothetical (5% return before expenses)	1.32%	$1,000	$1,018	$6.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2015

The table below shows the average annual total returns for the AMG Managers Skyline Special Equities Fund, the Russell 2000® Value Index and the Russell 2000® Index for the same time periods ended June 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Skyline Special Equities Fund [2,3]	4.14%	6.98%	20.06%	9.86%[4]
Russell 2000® Value Index [5]	0.76%	0.78%	14.81%	6.87%
Russell 2000® Index [6]	4.75%	6.49%	17.08%	8.40%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]   The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[4]   Effective after the close of business on December 31, 2007, the Fund was reorganized into the AMG Managers Skyline Special Equities Fund, a series of AMG Funds. The returns shown include the performance of the predecessor Fund.

[5]   The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

[6]   The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index of the 3,000 largest U.S. companies as measured by market capitalization and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Value Index and the Russell 2000® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.
Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Skyline Special Equities Fund Fund Snapshots (unaudited) June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Managers Skyline Special Equities Fund**	Russell 2000® Value Index	Russell 2000® Index
Industrials	28.3%	12.4%	12.8%
Financials	20.4%	41.7%	24.2%
Consumer Discretionary	17.9%	10.8%	14.6%
Information Technology	16.4%	10.3%	17.2%
Materials	7.0%	3.9%	4.0%
Health Care	3.5%	4.2%	16.1%
Energy	2.0%	6.3%	3.9%
Consumer Staples	0.0%	3.0%	3.1%
Telecommunication Services	0.0%	0.9%	0.8%
Utilities	0.0%	6.5%	3.3%
Other Assets and Liabilities	4.5%	0.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Aaron’s, Inc.	2.7%
Steelcase, Inc., Class A*	2.1
Avery Dennison Corp.*	2.1
Sterling Bancorp*	2.1
Spirit AeroSystems Holdings, Inc., Class A*	2.0
ManpowerGroup, Inc.	2.0
Headwaters, Inc.*	1.9
CBIZ, Inc.	1.9
BancorpSouth, Inc.	1.8
First Midwest Bancorp, Inc.*	1.8

Top Ten as a Group	20.4%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (unaudited) June 30, 2015

	Shares	Value
Common Stocks - 95.5%

Consumer Discretionary - 17.9%

Aaron’s, Inc.	1,061,600	$38,440,536

Brunswick Corp.	484,100	24,621,326

Chico’s FAS, Inc.	1,106,400	18,399,432

The Children’s Place, Inc.	373,500	24,430,635

Drew Industries, Inc.	231,250	13,417,125

Gildan Activewear, Inc.	438,500	14,575,740

Hibbett Sports, Inc.*	374,500	17,444,210

La-Z-Boy, Inc.	886,500	23,350,410

MDC Partners, Inc., Class A	899,992	17,729,842

The Men’s Wearhouse, Inc.	299,700	19,201,779

Pier 1 Imports, Inc.[1]	1,154,000	14,575,020

Signet Jewelers, Ltd.	110,200	14,132,048

Winnebago Industries, Inc.[1]	790,200	18,640,818

Total Consumer Discretionary		258,958,921

Energy - 2.0%

Bristow Group, Inc.	371,607	19,806,653

Ultra Petroleum Corp.*,[1]	735,300	9,205,956

Total Energy		29,012,609

Financials - 20.4%

BancorpSouth, Inc.	1,033,400	26,620,384

BBCN Bancorp, Inc.	1,445,100	21,373,029

Brookline Bancorp, Inc.	1,745,200	19,703,308

First Busey Corp.	2,203,973	14,480,103

First Midwest Bancorp, Inc.	1,396,404	26,489,784

Greenhill & Co., Inc.	621,200	25,674,196

The Hanover Insurance Group, Inc.	336,800	24,933,304

Infinity Property & Casualty Corp.	202,100	15,327,264

Janus Capital Group, Inc.	886,355	15,174,398

Park Sterling Corp.	2,259,500	16,268,400

Reinsurance Group of America, Inc.	235,847	22,374,805

Sterling Bancorp[1]	2,033,120	29,886,864

Symetra Financial Corp.	487,000	11,770,790

Umpqua Holdings Corp.	1,336,214	24,038,490

Total Financials		294,115,119

Health Care - 3.5%

AMN Healthcare Services, Inc.*	69,900	2,208,141

Cross Country Healthcare, Inc.*	2,057,464	26,088,643

Teleflex, Inc.	158,150	21,421,418

Total Health Care		49,718,202

	Shares	Value
Industrials - 28.3%

CBIZ, Inc.*	2,895,675	$27,914,307

Columbus McKinnon Corp.	366,050	9,151,250

Curtiss-Wright Corp.	189,800	13,749,112

Franklin Covey Co.*	477,100	9,680,359

FTI Consulting, Inc.*	563,400	23,234,616

G&K Services, Inc., Class A	143,600	9,928,504

Granite Construction, Inc.	618,100	21,948,731

Herman Miller, Inc.	526,600	15,234,538

Hillenbrand, Inc.	477,300	14,653,110

ICF International, Inc.*	640,500	22,327,830

Korn/Ferry International	682,400	23,727,048

ManpowerGroup, Inc.	319,300	28,539,034

McGrath RentCorp	719,800	21,903,514

Mueller Water Products, Inc., Class A	1,894,800	17,242,680

NN, Inc.	254,000	6,482,080

Rush Enterprises, Inc., Class A*	434,777	11,395,505

Spirit AeroSystems Holdings, Inc., Class A*	527,300	29,059,503

Steelcase, Inc., Class A	1,610,500	30,454,555

Stock Building Supply Holdings, Inc.*	897,520	17,546,516

Swift Transportation Co.*	625,100	14,171,017

TriMas Corp.*	716,500	21,208,400

Triumph Group, Inc.	286,200	18,886,338

Total Industrials		408,438,547

Information Technology - 16.4%

Benchmark Electronics, Inc.*	780,689	17,003,406

EVERTEC, Inc.	807,300	17,147,052

Fairchild Semiconductor International, Inc.*	961,400	16,709,132

Knowles Corp.*,[1]	856,200	15,497,220

NetScout Systems, Inc.*,[1]	480,100	17,605,267

Perficient, Inc.*	1,048,300	20,169,292

Plantronics, Inc.	259,100	14,589,921

Rudolph Technologies, Inc.*	942,400	11,318,224

Sanmina Corp.*	937,700	18,904,032

Super Micro Computer, Inc.*	318,372	9,417,444

Tech Data Corp.*	300,000	17,268,000

Virtusa Corp.*	296,512	15,240,717

WNS Holdings, Ltd., ADR*	923,400	24,700,950

Xcerra Corp.*	1,337,406	10,124,163

Zebra Technologies Corp., Class A*	102,000	11,327,100

Total Information Technology		237,021,920

The accompanying notes are an integral part of these financial statements.

5

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 7.0%

Avery Dennison Corp.	496,000	$30,226,240

Berry Plastics Group, Inc.*	742,700	24,063,480

Ferro Corp.*	158,700	2,662,986

Headwaters, Inc.*	1,533,300	27,936,726

PH Glatfelter Co.	728,401	16,017,538

Total Materials		100,906,970

Total Common Stocks (cost $1,146,884,888)		1,378,172,288

	Principal Amount

Short-Term Investments - 7.8%

Repurchase Agreements - 3.0%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $10,360,506 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $10,567,673)	$10,360,463	10,360,463

Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $10,360,515 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48 and cash, totaling $10,567,621)	10,360,463	10,360,463

Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $10,360,503 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65, totaling $10,567,675)	10,360,463	10,360,463

	Principal Amount	Value
RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $7,643,604 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 - 02/20/65, totaling $7,796,455)	$7,643,583	$7,643,583

State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $4,897,938 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $4,997,745)	4,897,911	4,897,911

Total Repurchase Agreements		43,622,883

	Shares

Other Investment Companies - 4.8%[3]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	69,668,286	69,668,286

Total Short-Term Investments (cost $113,291,169)		113,291,169

Total Investments - 103.3% (cost $1,260,176,057)		1,491,463,457

Other Assets, less Liabilities - (3.3)%		(48,053,726)

Net Assets - 100.0%		$1,443,409,731

The accompanying notes are an integral part of these financial statements.

6

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,261,642,821 for federal income tax purposes at June 30, 2015, the aggregate gross unrealized appreciation and/or depreciation were $261,047,345 and $31,226,709, respectively, resulting in net unrealized appreciation of investments of $229,820,636.

*	Non-income producing security.
[1]	Some or all of these securities, amounting to a market value of $42,284,628, or 2.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Skyline Special Equities Fund
Investments in Securities
Common Stocks†	$1,378,172,288	—	—	$1,378,172,288
Short-Term Investments
Repurchase Agreements	—	$43,622,883	—	43,622,883
Other Investment Companies	69,668,286	—	—	69,668,286

Total Investments in Securities	$1,447,840,574	$43,622,883	—	$1,491,463,457

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (unaudited) June 30, 2015

Assets:
Investments at value* (including securities on loan valued at $42,284,628)	$1,491,463,457
Receivable for investments sold	5,274,000
Receivable for Fund shares sold	1,895,290
Dividends, interest and other receivables	951,607
Receivable from affiliate	140,337
Prepaid expenses	43,478
Total assets	1,499,768,169
Liabilities:
Payable upon return of securities loaned	43,622,883
Payable for investments purchased	9,132,659
Payable for Fund shares repurchased	1,794,360
Accrued expenses:
Investment advisory and management fees	1,072,980
Administrative fees	298,050
Shareholder servicing fees	298,050
Trustee fees and expenses	4,029
Other	135,427
Total liabilities	56,358,438

Net Assets	$1,443,409,731
Net Assets Represent:
Paid-in capital	$1,179,859,880
Undistributed (accumulated) net investment loss	(249,662)
Accumulated net realized gain from investments	32,512,113
Net unrealized appreciation of investments	231,287,400
Net Assets	$1,443,409,731
Shares outstanding	34,751,607
Net asset value, offering and redemption price per share	$41.54
* Investments at cost	$1,260,176,057

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited) For the six months ended June 30, 2015

Investment Income:
Dividend income	$8,295,724 [1]
Securities lending income	597,473
Interest income	233
Foreign withholding tax	(69,867)
Total investment income	8,823,563
Expenses:
Investment advisory and management fees	6,293,422
Administrative fees	1,748,173
Shareholder servicing fees	1,748,173
Reports to shareholders	78,111
Registration fees	21,474
Professional fees	38,009
Transfer agent	37,333
Custodian	39,325
Trustees fees and expenses	36,406
Miscellaneous	9,114
Total expenses before offsets	10,049,540
Expense reimbursements	(819,187)
Net expenses	9,230,353

Net investment loss	(406,790)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	29,650,266
Net change in unrealized appreciation (depreciation) of investments	28,153,558
Net realized and unrealized gain	57,803,824

Net increase in net assets resulting from operations	$57,397,034

[1]	Includes non-recurring dividends of $442,700.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(406,790)	$157,128
Net realized gain on investments	29,650,266	53,396,720
Net change in unrealized appreciation (depreciation) of investments	28,153,558	12,045,002
Net increase in net assets resulting from operations	57,397,034	65,598,850
Distributions to Shareholders:
From net investment income	—	—
From net realized gain on investments	—	(49,714,730)
Total distributions to shareholders	—	(49,714,730)
Capital Share Transactions:
Proceeds from sale of shares	211,177,746	885,291,270
Reinvestment of dividends and distributions	—	48,200,930
Cost of shares repurchased	(208,349,430)	(535,429,805)
Net increase from capital share transactions	2,828,316	398,062,395

Total increase in net assets	60,225,350	413,946,515
Net Assets:
Beginning of period	1,383,184,381	969,237,866
End of period	$1,443,409,731	$1,383,184,381
End of period undistributed (accumulated) net investment income (loss)	$(249,662)	157,128

Share Transactions:
Sale of shares	5,234,778	22,789,559
Reinvested shares from distributions	—	1,198,730
Shares repurchased	(5,163,131)	(13,691,429)
Net increase in shares	71,647	10,296,860

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Skyline Special Equities Fund Financial Highlights For a share outstanding throughout each period

	For the six
	months ended	For the years ended December 31,
	June 30, 2015
	(unaudited)	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$39.88	$39.75		$26.23	$21.98	$22.45	$17.80
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.01)[4]	0.00	5,†	(0.06)[6]	0.02 [7]	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	1.67	1.61		13.59	4.23	(0.39)	4.74
Total from investment operations	1.66	1.61		13.53	4.25	(0.47)	4.65
Less Distributions to Shareholders from:
Net investment income	—	—		(0.01)	—	—	—
Net realized gain on investments	—	(1.48)		(0.00)#	—	—	—
Total distributions to shareholders	—	(1.48)		(0.01)	—	—	—
Net Asset Value, End of Period	$41.54	$39.88		$39.75	$26.23	$21.98	$22.45
Total Return[2]	4.16%[8,11]	4.02%		51.59%	19.34%	(2.09)%[8]	26.12%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.32%[12]	1.32%		1.33%[9]	1.32%[10]	1.32%	1.32%
Ratio of expenses to average net assets (with offsets)	1.32%[12]	1.32%		1.33%[9]	1.32%[10]	1.32%	1.32%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.44%[12]	1.45%		1.47%[9]	1.49%[10]	1.51%	1.52%
Ratio of net investment income (loss) to average net assets[2]	(0.06)%[12]	0.01%		(0.18)%[9]	0.10%[10]	(0.35)%	(0.50)%
Portfolio turnover	16%[11]	37%		39%	47%	45%	48%
Net assets at end of period (000’s omitted)	$1,443,410	$1,383,184		$969,238	$207,324	$188,117	$224,903

Notes to Financial Highlights (unaudited)

†	Rounds to less than $0.01 per share.
#	Rounds to less than $(0.01) per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.02).
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.13).
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05).
[8]	The total return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes non-routine extraordinary expenses amounting to 0.012% of average net assets.
[10]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[11]	Not annualized.
[12]	Annualized.

11

Notes to Financial Statements (unaudited) June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Skyline Special Equities Fund (the “Fund”). The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares. For the six months ended June 30, 2015, the Fund had redemption fees amounting to $13,111. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

Effective August 1, 2014, the Fund was closed to new investors. Please refer to a current prospectus for additional information.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all oustanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

12

Notes to Financial Statements (continued)

independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2015, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, the Fund did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to differing treatments for losses deferred due to wash sales.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2014, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2015, such amounts may be used to offset future realized capital gains, for an unlimited time period.

13

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two collectively own 65%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2015, the market value of repurchase agreements outstanding was $43,622,883.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2015, the Fund paid an investment management fee at the annual rate of 0.90% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund’s expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.32% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s expense contractual expense limitation amount.

For the six months ended June 30, 2015, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/14	$2,619,342
Additional Reimbursements	819,187
Repayments	—
Expired Reimbursements	(181,457)

Reimbursement Available - 6/30/15	$3,257,072

The expiration of the Fund’s reimbursement is as follows:

Expiry Date
Less than 1 year*	$324,175
Within 2 years	1,162,235
Within 3 years	1,770,662

Total amount subject to reimbursement	$3,257,072

*	A portion of this represents the expiration amount through the year ended December 31, 2015 of $157,393.

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trust within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an

14

Notes to Financial Statements (continued)

additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred shareholder servicing fees. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value as shown in table below.

The impact on the annualized expense ratio for the six months ended June 30, 2015, was as follows:

Maximum Amount Allowed	Actual Amount Incurred
0.25%	0.25%

The Securities and Exchange Commission has granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund.

The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2015, the Fund lent $4,386,070 for three days earning interest of $233. The interest earned is included in the Statement of Operations as interest income. At June 30, 2015, the Fund had no interfund loans outstanding.

3. PURCHASE AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government obligations) for the six months ended June 30, 2015, were $207,957,910 and $219,060,290, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2015, the value of the securities loaned and cash collateral received was $42,284,628 and $43,622,883, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the

15

Notes to Financial Statements (continued)

right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open repurchase agreements which are subject to a master netting agreement as of June 30, 2015:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Cantor Fitzgerald Securities, Inc.	$10,360,463	$10,360,463	—	—
Daiwa Capital Markets America	10,360,463	10,360,463	—	—
Nomura Securities International, Inc.	10,360,463	10,360,463	—	—
RBC Capital Markets LLC	7,643,583	7,643,583	—	—
State of Wisconsin Investment Board	4,897,911	4,897,911	—	—

Total	$43,622,883	$43,622,883	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

16

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Skyline Special Equities Fund: Approval of Investment Management and Subadvisory Agreements on June 24-25, 2015.

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement and separately an amendment to the Investment Management Agreement, in each case with AMG Funds, LLC (the “Investment Manager”) (collectively the “Investment Management Agreement”) for AMG Managers Skyline Special Equities Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding

17

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Value Index. The Trustees noted that the Fund ranked in the top decile relative to its Peer Group for the 3-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the

Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among

18

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund, which bears the Subadvisor’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s annual operating expenses (subject to certain excluded expenses) to 1.32%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the

Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

19

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2015

AMG GW&K Enhanced Core Bond Fund

Investor Class: MFDAX | Service Class: MFDSX | Class C: MFDCX

Institutional Class: MFDYX

AMG GW&K Municipal Bond Fund

Investor Class: GWMTX | Service Class: GWMSX | Institutional Class: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Investor Class: GWMNX | Service Class: GWMRX | Institutional Class: GWMEX

AMG GW&K Small Cap Core Fund

Investor Class: GWETX | Service Class: GWESX | Institutional Class: GWEIX

www.amgfunds.com	SAR019-0615

AMG Funds
Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG GW&K Enhanced Core Bond Fund	5
AMG GW&K Municipal Bond Fund	9
AMG GW&K Municipal Enhanced Yield Fund	17
AMG GW&K Small Cap Core Fund	22

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	25

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	28
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	29
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	30
Detail of changes in assets for the past two fiscal periods

Financial Highlights	32
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	40

Notes to Financial Statements	41
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	50

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Fund family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2015	Expense Ratio for the Period	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expenses Paid During the Period*
AMG GW&K Enhanced Core Bond Fund
Investor Class
Based on Actual Fund Return	0.84%	$1,000	$994	$4.15
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21
Service Class
Based on Actual Fund Return	0.64%	$1,000	$995	$3.41
Hypothetical (5% return before expenses)	0.64%	$1,000	$1,022	$3.46
Class C
Based on Actual Fund Return	1.59%	$1,000	$990	$7.85
Hypothetical (5% return before expenses)	1.59%	$1,000	$1,017	$7.95
Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$995	$2.92
Hypothetical (5% return before expenses)	0.59%	$1,000	$1,022	$2.96
AMG GW&K Municipal Bond Fund
Investor Class
Based on Actual Fund Return	0.81%	$1,000	$999	$4.02
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.06
Service Class
Based on Actual Fund Return	0.51%	$1,000	$1,001	$2.53
Hypothetical (5% return before expenses)	0.51%	$1,000	$1,022	$2.56
Institutional Class
Based on Actual Fund Return	0.34%	$1,000	$1,002	$1.69
Hypothetical (5% return before expenses)	0.34%	$1,000	$1,023	$1.71
AMG GW&K Municipal Enhanced Yield Fund
Investor Class
Based on Actual Fund Return	1.02%	$1,000	$992	$5.04
Hypothetical (5% return before expenses)	1.02%	$1,000	$1,020	$5.11
Service Class
Based on Actual Fund Return	0.72%	$1,000	$995	$3.56
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.61
Institutional Class
Based on Actual Fund Return	0.64%	$1,000	$995	$3.17
Hypothetical (5% return before expenses)	0.64%	$1,000	$1,022	$3.21
AMG GW&K Small Cap Core Fund
Investor Class
Based on Actual Fund Return	1.38%	$1,000	$1,036	$6.97
Hypothetical (5% return before expenses)	1.38%	$1,000	$1,018	$6.90
Service Class
Based on Actual Fund Return	1.09%	$1,000	$1,038	$5.51
Hypothetical (5% return before expenses)	1.09%	$1,000	$1,019	$5.46
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$1,038	$4.80
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended June 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K Enhanced Core Bond Fund [2,3,4,5]

Investor Class	(0.60)%	(0.64)%	4.67%	5.22%	5.94%	01/02/97

Service Class	(0.49)%	(0.35)%	—	—	2.29%	11/30/12

C Class	(0.97)%	(1.40)%	3.87%	4.42%	5.14%	03/05/98

Institutional Class	(0.47)%	(0.38)%	4.91%	5.48%	6.35%	01/02/97

Barclays U.S. Aggregate Bond Index[6]	(0.10)%	1.86%	3.35%	4.44%	5.57%	01/02/97	†

AMG GW&K Municipal Bond Fund [2,3,5,7,8]

Investor Class	(0.07)%	2.02%	4.39%	—	5.06%	06/30/09

Service Class	0.08%	2.39%	4.69%	—	5.32%	06/30/09

Institutional Class	0.16%	2.56%	4.88%	—	5.58%	06/30/09

Barclays 10-Year Municipal Bond Index[9]	0.11%	2.97%	4.78%	4.85%	5.57%	06/30/09	†

AMG GW&K Municipal Enhanced Yield Fund [2,3,4,8,10]

Investor Class	(0.77)%	4.18%	6.26%	—	7.84%	07/27/09

Service Class	(0.51)%	4.58%	6.53%	—	8.12%	07/27/09

Institutional Class	(0.47)%	4.58%	6.71%	—	4.68%	12/30/05

Barclays U.S. Municipal Bond BAA Index[11]	0.70%	5.03%	5.31%	0.00%#	3.37%	12/30/05	†

AMG GW&K Small Cap Core Fund [2,12,13]

Investor Class	3.63%	5.35%	18.11%	8.20%	8.18%	12/10/96

Service Class	3.78%	5.72%	18.39%	—	17.45%	07/27/09

Institutional Class	3.81%	5.84%	18.62%	—	17.66%	07/27/09

Russell 2000® Index[14]	4.75%	6.49%	17.08%	8.40%	8.35%	12/10/96	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
#	Rounds to less than 0.01%.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Fixed income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	Issuer of bonds may not be able to meet interest or principal payments when the bonds come due. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger looses for the Fund. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[5]	Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[6]	The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade, fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.
[7]	Issuer of bonds may not be able to meet interest of principal payments when the bonds come due. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]	The Barclays 10-Year Municipal Bond Index is the 10 year (8-12) component of the Municipal bond index. It is a rules-based, market-value-weighted Index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/BBB or higher by at leaset two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.
[10]	The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal

3

Fund Performance (continued)

Enhanced Yield Fund, a series of AMG Funds, as of the close of business on November 7, 2008.
[11]	The Barclays U.S. Municipal Bond BAA Index is a subset of the Barclays Capital Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Barclays Capital Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Barclays U.S. Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[12]	The Fund inception dates and returns for all periods beginning prior to November 7, 2008 reflects performance of the predecessor Fund, The BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc
[13]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[14]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. The

Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. The Russell 2000® Index and the Russell 3000® Index are unmanaged, is not available for investment, and does not incur expenses.
The Russell 2000® Index and Russell 3000® Index is a registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.
Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Enhanced Core Bond Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Enhanced Core Bond Fund**
Industrials	43.1%
U.S. Government and Agency Obligations	31.7%
Financials	14.3%
Municipal Bonds	6.0%
Other Assets and Liabilities	4.9%

**	As a percentage of net assets.

Rating	AMG GW&K Enhanced Core Bond Fund†
U.S. Government and Agency Obligations	33.3%
Aa	6.0%
A	10.2%
Baa	34.9%
Ba	12.5%
B	3.1%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 5.500%, 02/01/39*	4.1%
FNMA, 4.500%, 05/01/39*	3.8
United States Treasury Bond, 6.250%, 08/15/23*	3.5
FHLMC Gold Pool, 5.000%, 10/01/36*	3.3
The Goldman Sachs Group, Inc., 6.125%, 02/15/33*	2.0
Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34*	1.9
Weyerhaeuser Co., 8.500%, 01/15/25	1.9
CF Industries, Inc., 7.125%, 05/01/20	1.8
California State General Obligation, Build America Bonds, 7.550%, 04/01/39*	1.8
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1.8

Top Ten as a Group	25.9%

*	Top Ten Holdings as of December 31, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Principal Amount	Value
Corporate Bonds and Notes - 57.4%

Financials - 14.3%

Ally Financial, Inc., 8.000%, 03/15/20	$675,000	$796,500

Associates Corp. of North America, 6.950%, 11/01/18	725,000	834,729

Bank of America Corp., Series M, 8.125%, 12/29/49[1]	645,000	685,313

Crown Castle International Corp., 5.250%, 01/15/23	865,000	874,515

General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	775,000	886,382

The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,525,000	1,822,329

International Lease Finance Corp., 8.250%, 12/15/20	550,000	654,500

JPMorgan Chase & Co., Series 1, 7.900%, 12/29/49[1]	1,310,000	1,387,290

Morgan Stanley, Series GMTN, 5.500%, 07/28/21	750,000	846,728

The PNC Financial Services Group, Inc., 6.750%, 07/29/49[1]	1,255,000	1,391,481

Wells Fargo & Co., Series K, 7.980%, 03/29/49[1]	1,215,000	1,318,275

Weyerhaeuser Co., 8.500%, 01/15/25	1,340,000	1,753,139

Total Financials		13,251,181

Industrials - 43.1%

AbbVie, Inc., 3.200%, 11/06/22	930,000	922,382

Actavis Funding SCS, 3.800%, 03/15/25	1,000,000	984,294

Alcoa, Inc., 5.125%, 10/01/24	955,000	971,713

ArcelorMittal, 10.600%, 06/01/19 (b)	530,000	636,663

Ball Corp., 5.250%, 07/01/25[2]	575,000	569,250

BorgWarner, Inc., 3.375%, 03/15/25	1,000,000	986,006

Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1,335,000	1,653,244

CenturyLink, Inc., Series S, 6.450%, 06/15/21	430,000	435,375

CF Industries, Inc., 7.125%, 05/01/20	1,435,000	1,706,404

Chesapeake Energy Corp., 6.125%, 02/15/21	915,000	864,675

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	550,000	396,000

Comcast Corp., 7.050%, 03/15/33	660,000	847,812

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,

5.000%, 03/01/21	550,000	596,310

5.200%, 03/15/20	1,000,000	1,104,073

Ford Motor Co., 7.450%, 07/16/31	670,000	858,305

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.750%, 02/01/22	765,000	812,812

Frontier Communications Corp., 8.500%, 04/15/20	440,000	461,120

General Motors Co., 6.250%, 10/02/43	750,000	839,594

Georgia-Pacific LLC, 8.000%, 01/15/24	645,000	831,080

HCA, Inc., 5.000%, 03/15/24	1,300,000	1,326,000

Hornbeck Offshore Services, Inc., 5.875%, 04/01/20	600,000	555,000

Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	815,000	861,506

International Paper Co., 3.800%, 01/15/26	935,000	918,070

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 43.1% (continued)

L-3 Communications Corp., 4.950%, 02/15/21	$1,185,000	$1,266,146

Lear Corp., 5.375%, 03/15/24	450,000	459,000

The Mosaic Co., 4.250%, 11/15/23	840,000	865,189

Newfield Exploration Co., 5.375%, 01/01/26	500,000	497,500

Owens Corning, 4.200%, 12/15/22	855,000	867,938

QVC, Inc., 5.125%, 07/02/22	830,000	855,965

The Ryland Group, Inc., 6.625%, 05/01/20	850,000	947,750

Sealed Air Corp., 5.500%, 09/15/25 (a)[2]	1,000,000	1,010,000

Sprint Corp., 7.875%, 09/15/23	600,000	586,680

Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	1,900,000	1,777,017

Teck Resources, Ltd., 6.125%, 10/01/35	1,500,000	1,239,764

Teekay Corp., 8.500%, 01/15/20	1,250,000	1,396,875

Thompson Creek Metals Co., Inc., 9.750%, 12/01/17	525,000	548,625

T-Mobile USA, Inc., 6.633%, 04/28/21	280,000	291,200

Tyson Foods, Inc., 4.875%, 08/15/34	845,000	852,865

Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25 (a)	700,000	721,875

Verizon Communications, Inc., 5.150%, 09/15/23	830,000	910,249

Viacom, Inc., 6.875%, 04/30/36	675,000	753,358

Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	1,218,000	1,423,221

The Williams Cos., Inc., 8.750%, 03/15/32	1,360,000	1,653,181

WPX Energy, Inc., 6.000%, 01/15/22	915,000	908,138

Total Industrials		39,970,224

Total Corporate Bonds and Notes (cost $54,342,556)		53,221,405

Municipal Bonds - 6.0%

California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,175,000	1,699,720

Illinois State General Obligation, 5.365%, 03/01/17	1,150,000	1,202,221

JobsOhio Beverage System, Series B, 3.985%, 01/01/29	880,000	913,326

Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	685,000	903,494

New Jersey Economic Development Authority, Series A, 7.425%, 02/15/29 (National Insured)[3]	770,000	881,011

Total Municipal Bonds (cost $5,659,428)		5,599,772

U.S. Government and Agency Obligations - 31.7%

Federal Home Loan Mortgage Corporation - 5.5%

FHLMC Gold Pool,

4.500%, 10/01/39	781,188	845,612

5.000%, 06/01/26 to 10/01/36	3,840,379	4,206,789

Total Federal Home Loan Mortgage Corporation		5,052,401

Federal National Mortgage Association - 22.2%

FNMA,

4.000%, 02/01/26 to 02/01/29	2,362,511	2,515,794

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 22.2% (continued)

FNMA,

4.500%, 05/01/39	$3,191,758	$3,491,827

5.000%, 08/01/35	1,246,405	1,378,059

5.500%, 05/01/25 to 04/01/40	7,499,617	8,413,067

6.000%, 02/01/23 to 10/01/40	4,226,779	4,820,145

Total Federal National Mortgage Association		20,618,892

U.S. Treasury Obligations - 4.0%

United States Treasury Bond, 6.250%, 08/15/23	2,480,000	3,237,174

United States Treasury Notes, 3.500%, 05/15/20	426,000	463,341

Total U.S. Treasury Obligations		3,700,515

Total U.S. Government and Agency Obligations (cost $28,827,309)		29,371,808

Short-Term Investments - 5.1%

Repurchase Agreements - 1.1%[4]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $1,020,000)	1,000,000	1,000,000

Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $24,926 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65 totaling $25,425)	24,926	24,926

Total Repurchase Agreements		1,024,926

	Shares

Other Investment Companies - 4.0%[5]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	3,691,240	3,691,240

Total Short-Term Investments (cost $4,716,166)		4,716,166

Total Investments - 100.2% (cost $93,545,459)		92,909,151

Other Assets, less Liabilities - (0.2)%		(187,265)

Net Assets - 100.0%		$92,721,886

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Municipal Bond Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Municipal Bond Fund**
Transportation	22.1%
General Obligation	21.3%
Education	18.9%
Utilities	16.8%
Public Services	8.1%
Healthcare	3.4%
Tax	2.4%
Industrial Development	1.7%
State and Non-State Appropriated Tobacco	1.0%
Certificate of Participation	1.0%
Other	0.7%
Lease/Rent	0.4%
Cash	1.1%
Other Assets and Liabilities	1.1%

**	As a percentage of net assets.

Rating	AMG GW&K Municipal Bond Fund***
Aaa	25.7%
Aa	58.4%
A	14.1%
Baa	1.8%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Ohio State Water Development Authority, 5.000%, 06/01/23	2.2%
University of California, College and University Revenue, Series AO, 5.000%, 05/15/26	2.0
Missouri Highway & Transportation Commission: Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/23	1.8
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27*	1.7
Massachusetts State Department of Taxation & Finance, Series F, 5.000%, 11/01/24*	1.7
New York State Thruway Authority, General Revenue, Junior Indebtedness, Series A, 5.000%, 05/01/19*	1.7
Texas Transportation Commission State Highway Fund, 5.000%, 04/01/23*	1.5
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	1.5
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	1.4
Ohio State General Obligation, Series A, 5.000%, 09/15/22	1.4

Top Ten as a Group	16.9%

*	Top Ten Holdings as of December 31, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Municipal Bond Fund
Fund Snapshots (continued)
June 30, 2015

STATE BREAKDOWN

State	% of Net Assets
Texas	14.4%
New York	9.2%
California	7.9%
Ohio	7.7%
Washington	7.6%
Massachusetts	5.8%
Florida	5.6%
Illinois	4.7%
North Carolina	3.6%
Virginia	3.5%
New Jersey	3.2%
Arizonia	3.0%
Wisconsin	1.9%
Oregon	1.9%
Georgia	1.8%
District of Columbia	1.8%

State	% of Net Assets
Missouri	1.8%
Michigan	1.7%
Pennsylvania	1.6%
Colorado	1.5%
South Carolina	1.4%
Indiana	1.3%
Tennessee	1.1%
Idaho	1.0%
Kentucky	1.0%
Minnesota	0.6%
Oklahoma	0.5%
Mississippi	0.4%
Other Assets and Liabilities	2.5%

100%

10

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Principal Amount	Value
Municipal Bonds - 97.5%

Arizona - 3.0%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/01/26	$2,560,000	$2,947,251

Arizona State University, College and University Revenue, Series A, 5.000%, 07/01/28	3,415,000	4,010,269

Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	2,480,000	2,906,932

Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,760,000	2,072,787

Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,120,000	4,892,582

Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/22	3,650,000	4,171,439

Total Arizona		21,001,260

California - 7.9%

California State Health Facilities Financing Authority Revenue, Saint Joseph Health System, Series A, 5.000%, 07/01/27	1,390,000	1,595,692

California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,165,000	2,549,829

California State Tax Exempt General Obligation, 5.000%, 10/01/23	6,170,000	7,433,801

California State Tax Exempt General Obligation, 5.000%, 03/01/24	5,000,000	6,023,150

California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	1,958,005

Golden State Tobacco Securitization Corp., Series A, 5.000%, 06/01/33	6,000,000	6,731,520

Los Angeles Unified School District General Obligation, Series KRY, 5.250%, 07/01/28	2,100,000	2,456,034

University of California, College and University Revenue, Series AO, 5.000%, 05/15/26	1,500,000	1,812,690

University of California, College and University Revenue, Series I, 5.000%, 05/15/24	4,025,000	4,891,341

University of California, College and University Revenue, Series I, 5.000%, 05/15/26	11,355,000	13,656,431

University of California, Limited Project Revenue, Series G, 5.000%, 05/15/25	4,740,000	5,573,908

Total California		54,682,401

Colorado - 1.5%

Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/24	2,750,000	3,215,850

Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	7,017,900

Total Colorado		10,233,750

District of Columbia - 1.8%

District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/21	5,000,000	5,900,900

District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,455,025

Total District of Columbia		12,355,925

Florida - 5.6%

Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/20	2,990,000	3,392,514

Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	3,655,000	4,282,564

Florida State Board of Education Capital Outlay, Series A, 5.000%, 06/01/20	6,455,000	7,385,036

Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,624,525

JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,670,000	1,932,340

Miami-Dade Water & Sewer System Revenue, 5.000%, 10/01/24	5,000,000	5,916,350

Miami-Dade Water & Sewer System Revenue, 5.000%, 10/01/25	5,000,000	5,943,500

Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,337,580

Total Florida		38,814,409

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 1.8%

Atlanta Department of Aviation FAC Charge Revenue, Series A, 5.000%, 01/01/25	$1,500,000	$1,760,085

Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	8,830,000	10,596,442

Total Georgia		12,356,527

Idaho - 1.0%

Idaho Housing & Finance Association, 5.000%, 07/15/23[6]	5,770,000	6,721,819

Illinois - 4.7%

Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/20	7,650,000	8,888,612

Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,105,000	6,057,848

Illinois State Miscellaneous Revenue, 5.000%, 02/01/24	1,030,000	1,109,495

Illinois State Miscellaneous Revenue, 5.000%, 02/01/25	2,000,000	2,134,860

Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,570,000	4,172,795

Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/20	4,310,000	5,019,383

Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	2,415,000	2,854,651

Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,095,000	2,378,537

Total Illinois		32,616,181

Indiana - 1.3%

Indiana Finance Authority Miscellaneous Revenue, Series A, 5.000%, 02/01/24	4,540,000	5,496,260

Indiana University Student Fee Revenue, Series W-2, 5.000%, 08/01/23	2,750,000	3,316,418

Total Indiana		8,812,678

Kentucky - 1.0%

Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/22	1,600,000	1,900,336

Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/24	1,515,000	1,803,289

Kentucky Turnpike Authority Revenue, Revitalization Projects, Series A, 5.000%, 07/01/23	2,750,000	3,068,505

Total Kentucky		6,772,130

Massachusetts - 5.8%

Massachusetts Development Finance Agency, Boston College, Series P, 5.000%, 07/01/21	3,090,000	3,342,020

Massachusetts State Department of Taxation & Finance, Series F, 5.000%, 11/01/24	10,000,000	11,927,800

Massachusetts State Development Finance Agency Revenue, Boston College, Series S, 5.000%, 07/01/23	5,645,000	6,806,007

Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,920,131

Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	2,760,000	3,272,173

Massachusetts State School Building Authority, Sales Tax Revenue, Series A, 5.000%, 08/15/22	6,390,000	6,938,709

University of Massachusetts Building Authority, Series 2, 5.000%, 11/01/21	5,000,000	5,908,950

Total Massachusetts		40,115,790

Michigan - 1.7%

Michigan Finance Authority Revenue, Health, Hospital and Nursing Home Revenue, 5.000%, 11/15/23	1,770,000	2,064,086

Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	3,190,000	3,640,364

Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	4,475,000	4,677,404

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Michigan - 1.7% (continued)

Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	$1,000,000	$1,173,340

Total Michigan		11,555,194

Minnesota - 0.6%

Minnesota State General Obligation, Series D, 5.000%, 08/01/21	3,325,000	3,889,219

Mississippi - 0.4%

Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	2,585,000	3,027,087

Missouri - 1.8%

Missouri Highway & Transportation Commission: Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/23	10,000,000	12,105,000

New Jersey - 3.2%

New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,935,000	2,104,332

New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,100,000	2,272,473

New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,625,000	2,762,839

New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,205,600

New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,790,000	3,251,075

New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	1,925,000	2,245,147

New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/25	2,600,000	3,008,876

New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,270,000	1,395,184

New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,252,783

New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,671,923

Total New Jersey		22,170,232

New York - 9.2%

Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,739,777

Metropolitan Transportation Authority, Transit Revenue, Subseries B, 5.000%, 11/15/24	3,900,000	4,567,017

New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,437,736

New York City General Obligation, Series E, 5.250%, 08/01/22	3,000,000	3,580,830

New York City General Obligation, Series G, 5.000%, 08/01/23	5,000,000	5,944,450

New York City General Obligation, Series I, 5.000%, 08/01/24	3,625,000	4,262,783

New York City General Obligation, Series I, 5.000%, 08/01/26	2,500,000	2,907,925

New York City Health & Hospital Corp., Series A, 5.000%, 02/15/23	1,020,000	1,197,970

New York City Transitional Finance Authority Future Tax Secured Revenue, Series A, 5.000%, 11/01/22	2,015,000	2,382,617

New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 5.000%, 11/01/21	1,675,000	1,975,127

New York State Dormitory Authority Revenue, State University Facilities, Series A, 5.000%, 07/01/22	4,180,000	4,931,104

New York State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.000%, 02/15/25	5,000,000	5,949,800

New York State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.000%, 03/15/22	4,635,000	5,398,385

New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Project, Series F, 5.000%, 06/15/21	1,000,000	1,117,520

New York State Thruway Authority, General Revenue, Junior Indebtedness, Series A, 5.000%, 05/01/19	10,480,000	11,844,810

New York State Thruway Authority, General Revenue, Series 2012 I, 5.000%, 01/01/21	2,790,000	3,248,062

Total New York		63,485,913

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
North Carolina - 3.6%

North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23	$3,000,000	$3,448,980

North Carolina Limited Obligation, Series C, 5.000%, 05/01/24	5,000,000	6,058,600

North Carolina State Grant Anticipation Revenue, 5.000%, 03/01/23	3,275,000	3,804,830

North Carolina State Limited Obligation, Series A, 5.000%, 05/01/22	3,000,000	3,564,690

North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	6,575,000	7,906,438

Total North Carolina		24,783,538

Ohio - 7.7%

American Municipal Power, Inc., 5.000%, 02/15/23	2,500,000	2,881,750

Cleveland Department of Public Utilities Division of Water, Series A, 5.000%, 01/01/22	3,010,000	3,536,720

Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,161,530

Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,585,088

Ohio State General Obligation, Common Schools, Series B, 5.000%, 03/15/25	5,000,000	5,869,300

Ohio State General Obligation, Series A, 5.000%, 09/15/22	8,030,000	9,594,405

Ohio State General Obligation, Series R, 5.000%, 05/01/21	5,215,000	6,151,927

Ohio State Water Development Authority, 5.000%, 06/01/23	12,500,000	15,066,125

Ohio State Water Development Authority, Series B, 5.000%, 12/01/22	4,950,000	5,929,357

Total Ohio		52,776,202

Oklahoma - 0.5%

Oklahoma Capital Improvement Authority, Series A, 5.000%, 07/01/22	3,080,000	3,657,562

Oregon - 1.9%

Oregon State Lottery Revenue, Series C, 5.000%, 04/01/25	5,760,000	7,069,997

Oregon State Lottery Revenue, Series D, 5.000%, 04/01/21	5,000,000	5,895,000

Total Oregon		12,964,997

Pennsylvania - 1.6%

Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,330,000	1,544,529

Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	5,740,000	6,271,180

Pennsylvania Economic Development Financing Authority Revenue, Series B, 5.000%, 07/01/22	1,690,000	1,763,177

Saint Mary Hospital Authority Health System Revenue, Catholic Health East, Series A, 5.000%, 11/15/26	1,100,000	1,237,907

Total Pennsylvania		10,816,793

South Carolina - 1.4%

Florence County Hospital Revenue, McLeod Regional Medical Center Project, 5.000%, 11/01/28	2,720,000	3,133,032

South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,415,000	2,840,813

South Carolina Transportation Infrastructure Bank, Series B, 5.000%, 10/01/21	3,145,000	3,699,526

Total South Carolina		9,673,371

Tennessee - 1.1%

Tennessee State School Bond Authority, 5.000%, 11/01/24	6,455,000	7,854,831

Texas - 14.4%

Austin Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	2,780,000	3,312,314

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 14.4% (continued)

Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	$9,000,000	$9,788,490

City Public Service Board of San Antonio TX, Series A, 5.250%, 02/01/24	2,320,000	2,637,724

Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/23	5,000,000	5,983,500

Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/26	3,760,000	4,461,466

Harris County Cultural Education Facilities Finance Corp., Memorial Herman Health System, Series A, 5.000%, 12/01/25	2,800,000	3,275,776

Houston Combined Utility System Revenue, 1st Lien, Series C, 5.000%, 05/15/21	5,850,000	6,868,485

North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	5,250,000	6,125,648

North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	10,165,000	11,946,111

San Antonio Electric & Gas Revenue, Series A, 5.250%, 02/01/25	5,075,000	5,768,143

Texas State A&M University, Series A, 5.000%, 05/15/22	5,730,000	6,814,288

Texas State A&M University, Series B, 5.000%, 05/15/21	4,040,000	4,765,503

Texas State University System Financing Revenue, Series A, 5.000%, 03/15/24	3,500,000	4,194,750

Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	5,000,000	5,837,800

Texas Transportation Commission State Highway Fund, 5.000%, 04/01/23	8,850,000	10,610,619

Texas Transportation Commission State Highway Fund, 1st Tier, 5.000%, 04/01/21	1,910,000	2,045,266

The University of Texas System Financing Revenue, Series A, 5.000%, 08/15/22	4,185,000	4,832,754

Total Texas		99,268,637

Virginia - 3.5%

Virginia College Building Authority Miscellaneous Revenue, 5.000%, 09/01/22	3,640,000	4,332,255

Virginia College Building Authority, 21st Century College & Equipment, 5.000%, 02/01/21	5,000,000	5,858,700

Virginia College Building Authority, Educational Facilities Authority Revenue, 21st Century College & Equipment Programs, Series B, 5.000%, 02/01/23	2,360,000	2,790,606

Virginia College Building Authority, Series B, 5.000%, 09/01/23	5,350,000	6,426,901

Virginia Public Building Authority, Correctional Facilities Revenue, Series B, 5.000%, 08/01/24	2,320,000	2,625,637

Virginia State College Building Authority, 5.000%, 09/01/23	1,910,000	2,263,503

Total Virginia		24,297,602

Washington - 7.6%

Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,955,000	2,308,503

Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	3,250,000	3,837,665

King County Sewer Revenue, Series B, 5.000%, 01/01/24	5,175,000	6,004,087

Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,055,000	3,588,128

Seattle Municipal Light & Power Revenue, Series A, 5.000%, 02/01/23	2,175,000	2,556,103

Washington Health Care Facilities Authority Multicare Health System, Series B, 5.000%, 08/15/23	3,940,000	4,608,342

Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,510,000	1,774,310

Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20	3,700,000	4,287,967

Washington State General Obligation, Miscellaneous Revenue, Series R 2015 C, 5.000%, 07/01/21	5,015,000	5,921,812

Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,520,440

Washington State General Obligation, Motor Vehicle Fuel Tax, Series C, 5.000%, 02/01/24	5,335,000	6,431,076

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Washington - 7.6% (continued)

Washington State General Obligation, Series 2010 A, 5.000%, 08/01/20	$3,850,000	$4,383,264

Washington State General Obligation, Series 2010 B, 5.000%, 01/01/22	2,870,000	3,277,396

Total Washington		52,499,093

Wisconsin - 1.9%

Wisconsin Department of Transportation Revenue, Series 1, 5.000%, 07/01/21[7]	5,000,000	5,888,600

Wisconsin General Obligation, Series 2, 5.000%, 05/01/24	3,170,000	3,737,937

Wisconsin State Revenue, Department of Transportation Revenue, Series I, 5.000%, 07/01/25[7]	3,000,000	3,554,220

Total Wisconsin		13,180,757

Total Municipal Bonds (cost $670,316,196)		672,488,898

	Shares

Other Investment Companies - 1.1%[5]

Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01%[7] (cost $7,551,234)	7,551,234	7,551,234

Total Investments - 98.6% (cost $677,867,430)		680,040,132

Other Assets, less Liabilities - 1.4%		9,826,085

Net Assets - 100.0%		$689,866,217

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Municipal Enhanced Yield Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Municipal Enhanced Yield Fund**
Healthcare	23.9%
Transportation	18.9%
Utilities	15.9%
Education	10.7%
Industrial Development	9.2%
State and Non-State Appropriated Tobacco	4.7%
Tax	4.6%
Public Services	3.7%
General Obligation	3.1%
Recreation	1.7%
Certificate of Participation	1.0%
Other	0.9%
Cash	1.1%
Other Assets and Liabilities	0.7%

**	As a percentage of net assets.

Rating	AMG GW&K Municipal Enhanced Yield Fund***
Aaa	2.3%
Aa	3.8%
A	42.8%
BBB	49.7%
BB	1.4%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Tampa Revenue, University of Tampa, 5.000%, 04/01/45	3.3%
Long Island Power Authority, Electric Light & Power Improvements, Series A, 5.000%, 09/01/44	3.0
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.880%, 10/01/40*	2.6
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	2.6
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44*	2.5
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	2.5
Pennsylvania Economic Development Financing Authority, PA Bridges FINCO LP, 5.000%, 06/30/42	2.5
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	2.5
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	2.4
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	2.4

Top Ten as a Group	26.3%

*	Top Ten Holdings as of December 31, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

17

AMG GW&K Municipal Enhanced Yield Fund
Fund Snapshots (continued)
June 30, 2015

STATE BREAKDOWN

State	% of Net Assets
Texas	12.1%
Florida	10.2%
Pennsylvania	8.3%
Illinois	7.5%
New Jersey	7.0%
California	5.2%
West Virginia	4.6%
Massachusetts	4.5%
Louisiana	4.0%
District of Columbia	4.0%
New York	3.8%
Virgin Islands	2.5%
Rhode Island	2.5%
Michigan	2.5%

State	% of Net Assets
Nebraska	2.4%
Utah	2.4%
Colorado	2.3%
Ohio	2.0%
Virginia	1.9%
New Hampshire	1.9%
Oregon	1.8%
Indiana	1.5%
Tennessee	1.4%
Georgia	1.0%
Other Assets and Liabilities	2.7%

100%

18

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Principal Amount	Value
Municipal Bonds - 97.3%

California - 5.2%

California Pollution Control Financing Authority, Series A3, 4.300%, 07/01/40	$2,500,000	$2,510,075

California Statewide Communities Development Authority, Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	1,735,000	1,916,516

M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	3,535,000	4,655,560

Sacramento County Public Facilities Financing Corporation COPS, 5.750%, 02/01/30	1,935,000	2,169,387

Total California		11,251,538

Colorado - 2.3%

Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	3,760,000	4,931,390

District of Columbia - 4.0%

District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (National Insured)[3]	3,595,000	3,667,475

Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Project, Series A, 5.000%, 10/01/53	5,000,000	5,161,150

Total District of Columbia		8,828,625

Florida - 10.2%

Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	2,075,000	2,189,561

Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,235,000	4,623,307

Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	5,265,000	5,575,372

Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	2,500,000	2,680,675

Tampa Revenue, University of Tampa, 5.000%, 04/01/45	6,785,000	7,142,570

Total Florida		22,211,485

Georgia - 1.0%

Atlanta Water & Wastewater Revenue, 5.000%, 11/01/40	2,040,000	2,276,171

Illinois - 7.5%

Illinois State General Obligation, 5.000%, 02/01/39	3,790,000	3,805,577

Illinois State General Obligation, 5.500%, 07/01/38	2,785,000	2,913,054

Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,785,000	4,926,157

Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,130,000	4,788,281

Total Illinois		16,433,069

Indiana - 1.5%

Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	3,030,000	3,214,860

Louisiana - 4.0%

Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	4,915,000	5,684,984

Saint John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	3,000,000	3,157,980

Total Louisiana		8,842,964

Massachusetts - 4.5%

Massachusetts Development Finance Agency Revenue, Cap Cod Healthcare Obligation, 5.250%, 11/15/41	2,500,000	2,703,425

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 4.5% (continued)

Massachusetts Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42 (a)	$3,000,000	$3,038,850

Massachusetts Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	3,675,000	4,120,998

Total Massachusetts		9,863,273

Michigan - 2.5%

Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,780,000	5,381,754

Nebraska - 2.4%

Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,010,000	5,312,303

New Hampshire - 1.9%

New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	4,000,000	4,136,400

New Jersey - 7.0%

New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,020,000	1,094,684

New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/29	1,000,000	1,069,450

New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,660,040

New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	4,095,000	4,667,931

New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	3,675,000	3,728,692

Total New Jersey		15,220,797

New York - 3.8%

Long Island Power Authority, Electric Light & Power Improvements, Series A, 5.000%, 09/01/44	6,000,000	6,484,440

Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,565,000	1,823,820

Total New York		8,308,260

Ohio - 2.0%

Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	3,760,000	4,266,284

Oregon - 1.8%

Oregon State Facilities Authority, University of Portland, Series A, 5.000%, 04/01/45	3,560,000	3,829,670

Pennsylvania - 8.3%

Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	4,915,000	5,251,383

Pennsylvania Economic Development Financing Authority, PA Bridges FINCO LP, 5.000%, 12/31/38	1,500,000	1,573,710

Pennsylvania Economic Development Financing Authority, PA Bridges FINCO LP, 5.000%, 06/30/42	5,250,000	5,457,007

Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	4,000,000	4,171,440

Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,470,000	1,617,176

Total Pennsylvania		18,070,716

Rhode Island - 2.5%

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/35	2,000,000	2,074,260

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/40	3,325,000	3,382,024

Total Rhode Island		5,456,284

Tennessee - 1.4%

Chattanooga-Hamilton County Hospital Authority, 5.000%, 10/01/44	3,000,000	3,143,580

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 12.1%

Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	$3,480,000	$4,083,258

Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	1,500,000	1,601,205

Central Texas Turnpike System, Series C, 5.000%, 08/15/42	5,000,000	5,276,700

Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	3,500,000	3,577,945

Grand Parkway Transportation Corp. 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,630,000	3,976,629

North Texas Tollway Authority Revenue, 2nd Tier, Series B, 5.000%, 01/01/31	4,000,000	4,354,480

Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	3,000,000	3,578,220

Total Texas		26,448,437

Utah - 2.4%

Utah Transit Authority, Sales Tax Revenue, Series A, 5.000%, 06/15/37	4,675,000	5,213,654

Virgin Islands - 2.5%

Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	5,000,000	5,472,150

Virginia - 1.9%

Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	4,000,000	4,237,800

West Virginia - 4.6%

West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[1]	4,125,000	4,492,001

West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	5,000,000	5,550,150

Total West Virginia		10,042,151

Total Municipal Bonds (cost $208,241,049)		212,393,615

	Shares
Other Investment Companies - 1.1%[5]

Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $2,407,275)	2,407,275	2,407,275

Total Investments - 98.4% (cost $210,648,324)		214,800,890

Other Assets, less Liabilities - 1.6%		3,532,909

Net Assets - 100.0%		$218,333,799

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small Cap Core Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG GW&K Small Cap Core Fund**	Russell 2000® Index
Financials	21.2%	24.2%
Information Technology	18.4%	17.2%
Industrials	17.5%	12.8%
Consumer Discretionary	14.9%	14.6%
Health Care	14.1%	16.1%
Materials	4.9%	4.0%
Energy	3.5%	3.9%
Utilities	2.5%	3.3%
Consumer Staples	1.0%	3.1%
Telecommunication Services	0.0%	0.8%
Other Assets and Liabilities	2.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Tyler Technologies, Inc.*	2.6%
MarketAxess Holdings, Inc.*	2.4
Grand Canyon Education, Inc.*	2.2
West Pharmaceutical Services, Inc.*	2.1
Texas Roadhouse, Inc.*	2.1
Cognex Corp.*	2.1
CEB, Inc.	2.0
Stifel Financial Corp.	1.9
FEI Co.*	1.9
Lithia Motors, Inc., Class A	1.9

Top Ten as a Group	21.2%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 98.0%

Consumer Discretionary - 14.9%

Grand Canyon Education, Inc.*	197,605	$8,378,452

Hibbett Sports, Inc.*,2	101,575	4,731,364

Lithia Motors, Inc., Class A	63,445	7,179,436

Mattress Firm Holding Corp.*,2	42,259	2,575,686

Monro Muffler Brake, Inc.	46,875	2,913,750

Oxford Industries, Inc.	66,979	5,857,314

Pier 1 Imports, Inc.	181,500	2,292,345

The Ryland Group, Inc.	141,250	6,549,762

Texas Roadhouse, Inc.	218,310	8,171,343

Tumi Holdings, Inc.*	231,931	4,759,224

Tupperware Brands Corp.[2]	68,047	4,391,753

Total Consumer Discretionary		57,800,429

Consumer Staples - 1.0%

WD-40 Co.	47,021	4,098,350

Energy - 3.5%

Dril-Quip, Inc.*	55,381	4,167,420

Forum Energy Technologies, Inc.*	191,749	3,888,670

Matador Resources Co.*	215,848	5,396,200

Total Energy		13,452,290

Financials - 21.2%

American Campus Communities, Inc.	135,665	5,113,214

AMERISAFE, Inc.	84,651	3,983,676

Cathay General Bancorp	133,970	4,347,327

Cohen & Steers, Inc.	130,105	4,433,978

Glacier Bancorp, Inc.	223,190	6,566,250

Iberiabank Corp.	88,587	6,044,291

MarketAxess Holdings, Inc.	101,036	9,373,110

National Health Investors, Inc.	74,585	4,646,645

Pebblebrook Hotel Trust	145,035	6,219,101

PRA Group, Inc.*,2	99,154	6,178,286

ProAssurance Corp.	101,655	4,697,478

STAG Industrial, Inc.	216,355	4,327,100

Stifel Financial Corp.*	125,790	7,263,115

Texas Capital Bancshares, Inc.*	100,585	6,260,410

Webster Financial Corp.	69,495	2,748,527

Total Financials		82,202,508

Health Care - 14.1%

Air Methods Corp.*	78,945	3,263,586

	Shares	Value

Analogic Corp.	48,649	$3,838,406

Cantel Medical Corp.	74,802	4,014,623

Catalent, Inc.*	132,212	3,877,778

Cepheid, Inc.*	75,270	4,602,761

Globus Medical, Inc., Class A*	213,901	5,490,839

HMS Holdings Corp.*,2	112,715	1,935,317

ICU Medical, Inc.*	71,585	6,847,821

IPC Healthcare, Inc.*	70,060	3,880,623

Medidata Solutions, Inc.*	89,270	4,849,146

West Pharmaceutical Services, Inc.	142,210	8,259,557

Wright Medical Group, Inc.*	139,600	3,665,896

Total Health Care		54,526,353

Industrials - 17.5%

CEB, Inc.	88,377	7,694,102

CLARCOR, Inc.	93,879	5,843,029

Healthcare Services Group, Inc.	181,425	5,996,096

Heartland Express, Inc.	273,940	5,541,806

HEICO Corp.[2]	61,366	3,577,638

HEICO Corp., Class A	24,969	1,267,676

Mobile Mini, Inc.	113,120	4,755,565

Primoris Services Corp.	206,627	4,091,215

Proto Labs, Inc.*,2	69,683	4,702,209

RBC Bearings, Inc.*	70,667	5,071,064

Ritchie Bros. Auctioneers, Inc.[2]	205,911	5,749,035

The Toro Co.	87,243	5,913,331

Universal Forest Products, Inc.	70,830	3,685,285

US Ecology, Inc.	76,460	3,725,131

Total Industrials		67,613,182

Information Technology - 18.4%

Aspen Technology, Inc.*	120,580	5,492,419

Blackbaud, Inc.	125,910	7,170,575

Cardtronics, Inc.*	100,620	3,727,971

Cavium, Inc.*	88,810	6,111,016

Cognex Corp.	169,220	8,139,482

EPAM Systems, Inc.*	71,925	5,123,218

FEI Co.	87,494	7,255,877

LogMeln, Inc.*	80,306	5,178,934

Power Integrations, Inc.	98,508	4,450,591

Rofin-Sinar Technologies, Inc.*	100,232	2,766,403

SciQuest, Inc.*	151,450	2,242,974

The accompanying notes are an integral part of these financial statements.

23

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.4% (continued)

Solera Holdings, Inc.	76,066	$3,389,501

Tyler Technologies, Inc.*	78,306	10,131,230

Total Information Technology		71,180,191

Materials - 4.9%

Balchem Corp.	65,485	3,648,824

Compass Minerals International, Inc.	43,629	3,583,686

Flotek Industries, Inc.*,2	142,750	1,788,658

KapStone Paper and Packaging Corp.	172,940	3,998,373

Silgan Holdings, Inc.	110,065	5,807,029

Total Materials		18,826,570

Utilities - 2.5%

Cleco Corp.	64,250	3,459,863

NorthWestern Corp.	125,762	6,130,897

Total Utilities		9,590,760

Total Common Stocks (cost $316,954,053)		379,290,633

	Principal Amount
Short-Term Investments -5.4%

Repurchase Agreements -3.5%[4]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $3,180,946 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $3,244,552)	$3,180,933	3,180,933

Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $3,180,949 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48 and cash, totaling $3,244,536)	3,180,933	3,180,933

Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $3,180,945 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65 totaling $3,244,553)	3,180,933	3,180,933

	Principal Amount	Value
RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $2,346,035 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 - 02/20/65, totaling $2,392,949)	$2,346,028	$2,346,028

State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $1,504,539 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $1,535,198)	1,504,531	1,504,531

Total Repurchase Agreements		13,393,358

	Shares

Other Investment Companies - 1.9%[5]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	7,313,864	7,313,864

Total Short-Term Investments (cost $20,707,222)		20,707,222

Total Investments - 103.4% (cost $337,661,275)		399,997,855

Other Assets, less Liabilities - (3.4)%		(12,996,874)

Net Assets - 100.0%		$387,000,981

The accompanying notes are an integral part of these financial statements.

24

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$93,545,693	$1,221,543	$(1,858,085)	$(636,542)
AMG GW&K Municipal Bond Fund	677,867,430	5,742,041	(3,569,339)	2,172,702
AMG GW&K Municipal Enhanced Yield Fund	210,729,396	6,678,005	(2,606,511)	4,071,494
AMG GW&K Small Cap Core Fund	337,634,383	76,489,599	(14,126,127)	62,363,472

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$1,731,875	1.9%
AMG GW&K Municipal Enhanced Yield Fund	5,719,525	2.6%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Variable Rate Security. The rate listed is as of June 30, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2015, amounting to:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$993,656	1.1%
AMG GW&K Small Cap Core Fund	13,100,414	3.4%

[3]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$881,011	1.0%
AMG GW&K Municipal Enhanced Yield Fund	3,667,475	1.7%

[4]	Collateral received from brokers for securities lending was invested in these short-term investments.
[5]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[6]	All or part of the security is delayed delivery transaction. The market value of delayed delivery securities at June 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$6,721,819	1.0%

[7]	Some of these securities are segregated as collateral for delayed delivery transactions. At June 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$16,993,979	2.5%

The accompanying notes are an integral part of these financial statements.

25

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2015: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$53,221,405	—	$53,221,405
Municipal Bonds††	—	5,599,772	—	5,599,772
U.S. Government and Agency Obligations†	—	29,371,808	—	29,371,808
Short-Term Investments
Repurchase Agreements	—	1,024,926	—	1,024,926
Other Investment Companies	$3,691,240	—	—	3,691,240

Total Investments in Securities	$3,691,240	$89,217,911	—	$92,909,151

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$672,488,898	—	$672,488,898
Other Investment Companies	$7,551,234	—	—	7,551,234

Total Investments in Securities	$7,551,234	$672,488,898	—	$680,040,132

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$212,393,615	—	$212,393,615
Other Investment Companies	$2,407,275	—	—	2,407,275

Total Investments in Securities	$2,407,275	$212,393,615	—	$214,800,890

The accompanying notes are an integral part of these financial statements.

26

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$379,290,633	—	—	$379,290,633
Short-Term Investments
Repurchase Agreements	—	$13,393,358	—	13,393,358
Other Investment Companies	7,313,864	—	—	7,313,864

Total Investments in Securities	$386,604,497	$13,393,358	—	$399,997,855

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.
†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

COPS:	Certificates of Participation
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
National:	National Public Finance Guarantee Corporation

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities (unaudited)
June 30, 2015

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund
Assets:
Investments at value* (including securities on loan valued at $993,656, $0, $0 and $13,100,414, respectively)	$92,909,151	$680,040,132	$214,800,890	$399,997,855
Receivable for investments sold	—	11,781,880	3,523,696	—
Receivable for Fund shares sold	48,182	4,013,237	765,154	819,734
Dividends, interest and other receivables	1,139,926	8,280,699	2,348,500	338,656
Receivable from affiliate	17,642	164,192	31,244	31,675
Prepaid expenses	35,691	22,742	22,597	25,459
Total assets	94,150,593	704,302,882	221,492,081	401,213,379
Liabilities:
Payable upon return of securities loaned	1,024,926	—	—	13,393,358
Payable for investments purchased	168,767	5,904,887	2,545,944	—
Payable for Fund shares repurchased	123,580	1,420,640	430,000	440,007
Payable for delayed delivery investments purchased	—	6,699,316	—	—
Accrued expenses:
Investment advisory and management fees	34,368	193,231	90,746	239,818
Administrative fees	15,275	138,022	45,373	79,939
Shareholder service fees - Investor Class	—	4,600	447	4,732
Shareholder service fees - Service Class	119	14,526	1,144	4,648
Distribution fees - Investor Class	5,939	5,227	746	7,887
Distribution fees - Class C	10,997	—	—	—
Trustees fees and expenses	300	1,669	—	480
Other	44,436	54,547	43,882	41,529
Total liabilities	1,428,707	14,436,665	3,158,282	14,212,398

Net Assets	$92,721,886	$689,866,217	$218,333,799	$387,000,981
Net Assets Represent:
Paid-in capital	$94,343,329	$681,082,635	$212,041,634	$312,368,873
Undistributed (accumulated) net investment income (loss)	(1,258)	(2,185)	3,291	171,209
Accumulated net realized gain (loss) from investments	(983,877)	6,613,065	2,136,308	12,124,319
Net unrealized appreciation (depreciation) of investments	(636,308)	2,172,702	4,152,566	62,336,580
Net Assets	$92,721,886	$689,866,217	$218,333,799	$387,000,981
Investor Class:
Net Assets	$28,858,558	$20,740,058	$3,733,839	$38,034,140
Shares outstanding	2,882,827	1,799,136	375,872	1,569,193
Net asset value, offering and redemption price per share	$10.01	$11.53	$9.93	$24.24
Service Class:
Net Assets	$2,803,565	$103,148,552	$17,004,842	$40,218,239
Shares outstanding	279,042	8,927,726	1,710,607	1,647,120
Net asset value, offering and redemption price per share	$10.05	$11.55	$9.94	$24.42
Class C Shares:
Net Assets	$13,160,474	n/a	n/a	n/a
Shares outstanding	1,316,714	n/a	n/a	n/a
Net asset value, offering and redemption price per share	$9.99	n/a	n/a	n/a
Institutional Class:
Net Assets	$47,899,289	$565,977,607	$197,595,118	$308,748,603
Shares outstanding	4,769,615	48,827,800	19,911,384	12,595,288
Net asset value, offering and redemption price per share	$10.04	$11.59	$9.92	$24.51
* Investments at cost	$93,545,459	$677,867,430	$210,648,324	$337,661,275

The accompanying notes are an integral part of these financial statements.

28

Statement of Operations (unaudited) For the six months ended June 30, 2015

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund
Investment Income:
Interest income	$1,712,082	$6,357,638	$4,922,195	$92
Dividend income	1,057	1,254	326	2,044,058
Securities lending income	4,883	—	—	18,854
Foreign withholding tax	—	—	—	(8,697)
Total investment income	1,718,022	6,358,892	4,922,521	2,054,307
Expenses:
Investment advisory and management fees	204,798	1,068,486	609,469	1,407,749
Administrative fees	91,021	763,204	304,735	469,250
Distribution fees - Investor Class	36,135	31,876	6,974	46,956
Distribution fees - Class C	72,649	—	—	—
Shareholder servicing fees - Investor Class	—	27,999	3,589	33,140
Shareholder servicing fees - Service Class	680	85,291	6,783	30,155
Professional fees	24,467	28,707	22,656	20,346
Registration fees	16,213	16,282	18,160	14,247
Reports to shareholders	11,393	10,159	3,948	18,486
Custodian	8,180	27,515	12,805	13,132
Transfer agent	4,413	15,111	4,822	10,889
Trustees fees and expenses	2,210	15,354	6,100	9,453
Miscellaneous	1,987	4,015	2,900	3,338
Total expenses before offsets	474,146	2,093,999	1,002,941	2,077,141
Fee waivers	—	—	(110,888)	—
Expense reimbursements	(96,170)	(910,812)	(94,273)	(183,706)
Net expenses	377,976	1,183,187	797,780	1,893,435

Net investment income	1,340,046	5,175,705	4,124,741	160,872
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(688,534)	4,701,137	3,187,720	8,086,312
Net change in unrealized appreciation (depreciation) of investments	(1,265,412)	(10,288,361)	(8,132,098)	5,925,625
Net realized and unrealized gain (loss)	(1,953,946)	(5,587,224)	(4,944,378)	14,011,937

Net increase (decrease) in net assets resulting from operations	$(613,900)	$(411,519)	$(819,637)	$14,172,809

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

	AMG GW&K Enhanced Core Bond Fund		AMG GW&K Municipal Bond Fund
	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$1,340,046	$2,507,510	$5,175,705	$7,875,121
Net realized gain (loss) on investments	(688,534)	87,523	4,701,137	3,462,649
Net change in unrealized appreciation (depreciation) of investments	(1,265,412)	2,660,589	(10,288,361)	16,538,759
Net increase (decrease) in net assets resulting from operations	(613,900)	5,255,622	(411,519)	27,876,529
Distributions to Shareholders:
From net investment income:
Investor Class	(432,253)	(769,523)	(155,219)	(432,266)
Service Class	(43,479)	(57,198)	(785,077)	(1,339,974)
Class C	(160,299)	(381,610)	—	—
Institutional Class	(727,185)	(1,330,077)	(4,237,594)	(6,154,942)
From net realized gain on investments:
Investor Class	—	—	—	(79,952)
Service Class	—	—	—	(330,497)
Class C	—	—	—	—
Institutional Class	—	—	—	(1,316,968)
Total distributions to shareholders	(1,363,216)	(2,538,408)	(5,177,890)	(9,654,599)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	6,879,571	(28,444,315)	180,150,287	210,693,581

Total increase (decrease) in net assets	4,902,455	(25,727,101)	174,560,878	228,915,511
Net Assets:
Beginning of period	87,819,431	113,546,532	515,305,339	286,389,828
End of period	$92,721,886	$87,819,431	$689,866,217	$515,305,339
End of period undistributed (accumulated) net investment income (loss)	$(1,258)	$21,912	$(2,185)	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets (continued)
For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014.

	AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Small Cap Core Fund
	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$4,124,741	$9,127,984	$160,872	$614,594
Net realized gain on investments	3,187,720	3,771,712	8,086,312	22,646,725
Net change in unrealized appreciation (depreciation) of investments	(8,132,098)	25,123,728	5,925,625	(14,926,183)
Net increase (decrease) in net assets resulting from operations	(819,637)	38,023,424	14,172,809	8,335,136
Distributions to Shareholders:
From net investment income:
Investor Class	(79,751)	(345,685)	—	—
Service Class	(288,750)	(377,198)	—	(20,176)
Institutional Class	(3,757,278)	(8,402,809)	—	(460,718)
From net realized gain on investments:
Investor Class	—	—	—	(2,104,505)
Service Class	—	—	—	(2,494,630)
Institutional Class	—	—	—	(15,829,282)
Total distributions to shareholders	(4,125,779)	(9,125,692)	—	(20,909,311)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(27,267,997)	7,236,539	(1,273,553)	111,993,583

Total increase (decrease) in net assets	(32,213,413)	36,134,271	12,899,256	99,419,408
Net Assets:
Beginning of period	250,547,212	214,412,941	374,101,725	274,682,317
End of period	$218,333,799	$250,547,212	$387,000,981	$374,101,725
End of period undistributed net investment income	$3,291	$4,329	$171,209	$10,337

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

31

AMG GW&K Enhanced Core Bond Fund Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.22	$9.96	$11.24	$10.81	$11.00	$10.43
Income from Investment Operations:
Net investment income[1]	0.15 [3]	0.29 [3]	0.24 [3]	0.44 [3]	0.46 [3]	0.47
Net realized and unrealized gain (loss) on investments	(0.21)	0.26	(0.21)	0.58	0.03	0.56
Total income from investment operations	(0.06)	0.55	0.03	1.02	0.49	1.03
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.29)	(0.26)	(0.48)	(0.51)	(0.46)
Net realized gain on investments	—	—	(1.05)	(0.11)	(0.17)	—
Total distributions to shareholders	(0.15)	(0.29)	(1.31)	(0.59)	(0.68)	(0.46)
Net Asset Value, End of Period	$10.01	$10.22	$9.96	$11.24	$10.81	$11.00
Total Return[1]	(0.60)%[17]	5.58%	0.29%	9.53%	4.53%	10.04%
Ratio of net expenses to average net assets (with offsets/reductions)	0.84%[18]	0.84%	0.86%[4]	0.84%[5]	0.84%	0.84%
Ratio of expenses to average net assets (with offsets)	0.84%[18]	0.84%	0.86%[4]	0.84%[5]	0.84%	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.05%[18]	1.09%	1.08%[4]	1.04%[5]	1.05%	1.07%
Ratio of net investment income to average net assets[1]	2.94%[18]	2.82%	2.14%[4]	3.92%[5]	4.18%	4.13%
Portfolio turnover	16%[17]	22%	43%	110%	28%	23%
Net assets at end of period (000’s omitted)	$28,859	$27,444	$32,009	$41,772	$35,647	$38,655

	For the six months ended June 30, 2015	For the years ended December 31,		For the period from December 1, 2012 through
Service Class	(unaudited)	2014	2013	December 31, 2012*
Net Asset Value, Beginning of Period	$10.26	$9.99	$11.28	$11.41
Income from Investment Operations:
Net investment income[1,3]	0.16	0.31	0.26	0.02
Net realized and unrealized gain (loss) on investments	(0.21)	0.27	(0.22)	0.01
Total income from investment operations	(0.05)	0.58	0.04	0.03
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.31)	(0.28)	(0.05)
Net realized gain on investments	—	—	(1.05)	(0.11)
Total distributions to shareholders	(0.16)	(0.31)	(1.33)	(0.16)
Net Asset Value, End of Period	$10.05	$10.26	$9.99	$11.28
Total Return[1]	(0.49)%[17]	5.84%	0.41%	0.26%[17]
Ratio of net expenses to average net assets (with offsets/reductions)	0.64%[18]	0.65%	0.69%[4]	0.64%[5,18]
Ratio of expenses to average net assets (with offsets)	0.64%[18]	0.65%	0.69%[4]	0.64%[5,18]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.85%[18]	0.90%	0.91%[4]	0.90%[5,18]
Ratio of net investment income to average net assets[1]	3.13%[18]	3.00%	2.31%[4]	2.07%[5,18]
Portfolio turnover	16%[17]	22%	43%	110%
Net assets at end of period (000’s omitted)	$2,804	$2,480	$1,563	$10

32

AMG GW&K Enhanced Core Bond Fund Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Class C	(unaudited)	2014	2013	2012††	2011	2010
Net Asset Value, Beginning of Period	$10.20	$9.94	$11.22	$10.79	$10.98	$10.41
Income from Investment Operations:
Net investment income[1]	0.11 [3]	0.21 [3]	0.15 [3]	0.36 [3]	0.38 [3]	0.39
Net realized and unrealized gain (loss) on investments	(0.21)	0.26	(0.20)	0.57	0.02	0.56
Total income (loss) from investment operations	(0.10)	0.47	(0.05)	0.93	0.40	0.95
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.21)	(0.18)	(0.39)	(0.42)	(0.38)
Net realized gain on investments	—	—	(1.05)	(0.11)	(0.17)	—
Total distributions to shareholders	(0.11)	(0.21)	(1.23)	(0.50)	(0.59)	(0.38)
Net Asset Value, End of Period	$9.99	$10.20	$9.94	$11.22	$10.79	$10.98
Total Return[1]	(0.97)%[17]	4.79%	(0.50)%[6]	8.72%[6]	3.73%	9.22%
Ratio of net expenses to average net assets (with offsets/reductions)	1.59%[18]	1.59%	1.61%[4]	1.59%[5]	1.59%	1.59%
Ratio of expenses to average net assets (with offsets)	1.59%[18]	1.59%	1.61%[4]	1.59%[5]	1.59%	1.59%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.80%[18]	1.84%	1.83%[4]	1.79%[5]	1.80%	1.82%
Ratio of net investment income to average net assets[1]	2.20%[18]	2.07%	1.38%[4]	3.18%[5]	3.42%	3.39%
Portfolio turnover	16%[17]	22%	43%	110%	28%	23%
Net assets at end of period (000’s omitted)	$13,160	$15,927	$20,793	$33,026	$33,615	$45,363

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.25	$9.99	$11.28	$10.84	$11.03	$10.46
Income from Investment Operations:
Net investment income[1]	0.16 [3]	0.31 [3]	0.27 [3]	0.47 [3]	0.49 [3]	0.49
Net realized and unrealized gain (loss) on investments	(0.21)	0.27	(0.22)	0.58	0.02	0.57
Total income from investment operations	(0.05)	0.58	0.05	1.05	0.51	1.06
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.32)	(0.29)	(0.50)	(0.53)	(0.49)
Net realized gain on investments	—	—	(1.05)	(0.11)	(0.17)	—
Total distributions to shareholders	(0.16)	(0.32)	(1.34)	(0.61)	(0.70)	(0.49)
Net Asset Value, End of Period	$10.04	$10.25	$9.99	$11.28	$10.84	$11.03
Total Return[1]	(0.47)%[17]	5.85%	0.46%	9.89%	4.79%	10.29%
Ratio of net expenses to average net assets (with offsets/reductions)	0.59%[18]	0.59%	0.61%[4]	0.59%[5]	0.59%	0.59%
Ratio of expenses to average net assets (with offsets)	0.59%[18]	0.59%	0.61%[4]	0.59%[5]	0.59%	0.59%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.80%[18]	0.84%	0.83%[4]	0.79%[5]	0.80%	0.82%
Ratio of net investment income to average net assets[1]	3.18%[18]	3.05%	2.39%[4]	4.21%[5]	4.41%	4.34%
Portfolio turnover	16%[17]	22%	43%	110%	28%	23%
Net assets at end of period (000’s omitted)	$47,899	$41,968	$59,182	$65,573	$64,573	$61,748

33

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.61	$11.02	$11.52	$11.21	$10.29	$10.27
Income from Investment Operations:
Net investment income[1,3]	0.07	0.18	0.18	0.20	0.27	0.31
Net realized and unrealized gain (loss) on investments	(0.08)	0.63	(0.47)	0.38	0.97	0.09
Total income (loss) from investment operations	(0.01)	0.81	(0.29)	0.58	1.24	0.40
Distributions to Shareholders from:
Net investment income	(0.07)	(0.18)	(0.17)	(0.19)	(0.27)	(0.31)
Net realized gain on investments	—	(0.04)	(0.04)	(0.08)	(0.05)	(0.07)
Total distributions to shareholders	(0.07)	(0.22)	(0.21)	(0.27)	(0.32)	(0.38)
Net Asset Value, End of Period	$11.53	$11.61	$11.02	$11.52	$11.21	$10.29
Total Return[1]	(0.07)%[17]	7.39%	(2.51)%[6]	5.27%[6]	12.16%	3.89%
Ratio of net expenses to average net assets (with offsets/reductions)	0.81%[18]	0.80%	0.81%[7]	0.80%[8]	0.81%	0.75%
Ratio of expenses to average net assets (with offsets)	0.81%[18]	0.80%	0.81%[7]	0.80%[8]	0.81%	0.75%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.11%[18]	1.12%	1.17%[7]	1.18%[8]	1.34%	1.45%
Ratio of net investment income to average net assets[1]	1.27%[18]	1.55%	1.56%[7]	1.71%[8]	2.46%	2.91%
Portfolio turnover	29%[17]	31%	28%	39%	26%	22%
Net assets at end of period (000’s omitted)	$20,740	$23,572	$28,655	$22,726	$8,777	$2,856

	For the six month ended June 30, 2015	For the years ended December 31,
Service Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.63	$11.04	$11.54	$11.23	$10.30	$10.28
Income from Investment Operations:
Net investment income[1,3]	0.09	0.21	0.21	0.23	0.30	0.33
Net realized and unrealized gain (loss) on investments	(0.08)	0.63	(0.47)	0.38	0.97	0.09
Total income (loss) from investment operations	0.01	0.84	(0.26)	0.61	1.27	0.42
Distributions to Shareholders from:
Net investment income	(0.09)	(0.21)	(0.20)	(0.22)	(0.29)	(0.33)
Net realized gain on investments	—	(0.04)	(0.04)	(0.08)	(0.05)	(0.07)
Total distributions to shareholders	(0.09)	(0.25)	(0.24)	(0.30)	(0.34)	(0.40)
Net Asset Value, End of Period	$11.55	$11.63	$11.04	$11.54	$11.23	$10.30
Total Return[1]	0.08%[17]	7.62%	(2.24)%	5.53%	12.52%	4.05%
Ratio of net expenses to average net assets (with offsets/reductions)	0.51%[18]	0.52%	0.53%[7]	0.55%[8]	0.54%	0.55%
Ratio of expenses to average net assets (with offsets)	0.51%[18]	0.52%	0.53%[7]	0.55%[8]	0.54%	0.55%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.81%[18]	0.84%	0.89%[7]	0.93%[8]	1.09%	1.25%
Ratio of net investment income to average net assets[1]	1.57%[18]	1.82%	1.84%[7]	1.97%[8]	2.80%	3.13%
Portfolio turnover	29%[17]	31%	28%	39%	26%	22%
Net assets at end of period (000’s omitted)	$103,149	$98,152	$53,024	$35,444	$22,705	$15,032

34

AMG GW&K Municipal Bond Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 215	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.67	$11.08	$11.58	$11.26	$10.33	$10.31
Income from Investment Operations:
Net investment income[1,3]	0.10	0.23	0.23	0.25	0.30	0.35
Net realized and unrealized gain (loss) on investments	(0.08)	0.63	(0.47)	0.40	0.99	0.09
Total income (loss) from investment operations	0.02	0.86	(0.24)	0.65	1.29	0.44
Distributions to Shareholders from:
Net investment income	(0.10)	(0.23)	(0.22)	(0.25)	(0.31)	(0.35)
Net realized gain on investments	—	(0.04)	(0.04)	(0.08)	(0.05)	(0.07)
Total distributions to shareholders	(0.10)	(0.27)	(0.26)	(0.33)	(0.36)	(0.42)
Net Asset Value, End of Period	$11.59	$11.67	$11.08	$11.58	$11.26	$10.33
Total Return[1]	0.16%[17]	7.80%	(2.02)%	5.80%[6]	12.71%[6]	4.27%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	0.34%[18]	0.34%	0.36%[7]	0.35%[8]	0.34%	0.34%
Ratio of expenses to average net assets (with offsets)	0.34%[18]	0.34%	0.36%[7]	0.35%[8]	0.34%	0.34%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.64%[18]	0.66%	0.72%[7]	0.73%[8]	0.83%	1.04%
Ratio of net investment income to average net assets[1]	1.74%[18]	2.00%	2.01%[7]	2.15%[8]	2.79%	3.31%
Portfolio turnover	29%[17]	31%	28%	39%	26%	22%
Net assets at end of period (000’s omitted)	$565,978	$393,581	$204,711	$121,609	$32,019	$1,180

35

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.16	$8.98	$10.24	$9.55	$8.79	$8.81
Income from Investment Operations:
Net investment income[1]	0.15 [3]	0.34 [3]	0.35 [3]	0.36 [3]	0.37 [3]	0.37
Net realized and unrealized gain (loss) on investments	(0.23)	1.18	(1.18)	0.93	0.78	(0.03)
Total income (loss) from investment operations	(0.08)	1.52	(0.83)	1.29	1.15	0.34
Distributions to Shareholders from:
Net investment income	(0.15)	(0.34)	(0.36)	(0.36)	(0.37)	(0.36)
Net realized gain on investments	—	—	(0.07)	(0.24)	(0.02)	—
Total distributions to shareholders	(0.15)	(0.34)	(0.43)	(0.60)	(0.39)	(0.36)
Net Asset Value, End of Period	$9.93	$10.16	$8.98	$10.24	$9.55	$8.79
Total Return[1]	(0.77)%[17]	17.14%	(8.27)%[6]	13.69%[6]	13.48%	3.81%
Ratio of net expenses to average net assets (with offsets/reductions)	1.02%[18]	1.00%	1.12%[9]	1.07%[10]	1.17%[11]	1.27%
Ratio of expenses to average net assets (with offsets)	1.02%[18]	1.00%	1.12%[9]	1.07%[10]	1.17%[11]	1.27%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.19%[18]	1.19%	1.30%[9]	1.27%[10]	1.40%	1.57%
Ratio of net investment income to average net assets[1]	3.01%[18]	3.46%	3.58%[9]	3.53%[10]	4.02%	4.10%
Portfolio turnover	55%[17]	83%	52%	70%	31%	50%
Net assets at end of period (000’s omitted)	$3,734	$8,507	$8,030	$21,413	$5,689	$557

	For the six months ended June 30, 2015	For the years ended December 31,
Service Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.16	$8.98	$10.23	$9.54	$8.79	$8.81
Income from Investment Operations:
Net investment income[1]	0.17 [3]	0.36 [3]	0.38 [3]	0.38 [3]	0.40 [3]	0.39
Net realized and unrealized gain (loss) on investments	(0.22)	1.18	(1.18)	0.93	0.77	(0.02)
Total income (loss) from investment operations	(0.05)	1.54	(0.80)	1.31	1.17	0.37
Distributions to Shareholders from:
Net investment income	(0.17)	(0.36)	(0.38)	(0.38)	(0.40)	(0.39)
Net realized gain on investments	—	—	(0.07)	(0.24)	(0.02)	—
Total distributions to shareholders	(0.17)	(0.36)	(0.45)	(0.62)	(0.42)	(0.39)
Net Asset Value, End of Period	$9.94	$10.16	$8.98	$10.23	$9.54	$8.79
Total Return[1]	(0.51)%[17]	17.39%	(7.95)%	13.90%	13.65%	4.09%
Ratio of net expenses to average net assets (with offsets/reductions)	0.72%[18]	0.72%	0.78%[9]	0.86%[10]	0.94%[11]	1.01%
Ratio of expenses to average net assets (with offsets)	0.72%[18]	0.72%	0.78%[9]	0.86%[10]	0.94%[11]	1.01%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.89%[18]	0.91%	0.96%[9]	1.06%[10]	1.16%	1.31%
Ratio of net investment income to average net assets[1]	3.32%[18]	3.68%	3.99%[9]	3.74%[10]	4.48%	4.36%
Portfolio turnover	55%[17]	83%	52%	70%	31%	50%
Net assets at end of period (000’s omitted)	$17,005	$15,757	$5,222	$6,401	$2,145	$1,181

36

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.14	$8.97	$10.22	$9.53	$8.78	$8.81
Income from Investment Operations:
Net investment income[1]	0.17 [3]	0.37 [3]	0.39 [3]	0.40 [3]	0.41 [3]	0.40
Net realized and unrealized gain (loss) on investments	(0.21)	1.17	(1.17)	0.93	0.78	(0.03)
Total income (loss) from investment operations	(0.04)	1.54	(0.78)	1.33	1.19	0.37
Distributions to Shareholders from:
Net investment income	(0.18)	(0.37)	(0.40)	(0.40)	(0.42)	(0.40)
Net realized gain on investments	—	—	(0.07)	(0.24)	(0.02)	—
Total distributions to shareholders	(0.18)	(0.37)	(0.47)	(0.64)	(0.44)	(0.40)
Net Asset Value, End of Period	$9.92	$10.14	$8.97	$10.22	$9.53	$8.78
Total Return[1]	(0.47)%[17]	17.45%	(7.80)%	14.13%[6]	13.94%	4.15%
Ratio of net expenses to average net assets (with offsets/reductions)	0.64%[18]	0.64%	0.66%[9]	0.65%[10]	0.69%[11]	0.79%
Ratio of expenses to average net assets (with offsets)	0.64%[18]	0.64%	0.66%[9]	0.65%[10]	0.69%[11]	0.79%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.81%[18]	0.83%	0.84%[9]	0.85%[10]	0.91%	1.09%
Ratio of net investment income to average net assets[1]	3.40%[18]	3.83%	4.08%[9]	3.96%[10]	4.69%	4.58%
Portfolio turnover	55%[17]	83%	52%	70%	31%	50%
Net assets at end of period (000’s omitted)	$197,595	$226,284	$201,161	$294,983	$138,250	$48,079

37

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.39	$24.34	$17.72	$15.87	$15.64	$12.05
Income from Investment Operations:
Net investment income (loss)[1,3]	(0.03)	(0.07)[19]	(0.07)[13]	0.14 [14]	(0.02)	0.01
Net realized and unrealized gain on investments	0.88	0.46	7.56	2.15	0.25	3.58
Total income from investment operations	0.85	0.39	7.49	2.29	0.23	3.59
Distributions to Shareholders from:
Net investment income	—	—	—	(0.08)	—	(0.00)[12]
Net realized gain on investments	—	(1.34)	(0.87)	(0.36)	—	—
Total distributions to shareholders	—	(1.34)	(0.87)	(0.44)	—	(0.00)[12]
Net Asset Value, End of Period	$24.24	$23.39	$24.34	$17.72	$15.87	$15.64
Total Return[1]	3.63%[17]	1.53%	42.26%	14.45%	1.47%	29.81%
Ratio of net expenses to average net assets (with offsets/reductions)	1.38%[18]	1.42%	1.37%[15]	1.41%[16]	1.39%	1.42%
Ratio of expenses to average net assets (with offsets)	1.38%[18]	1.42%	1.37%[15]	1.41%[16]	1.39%	1.42%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.48%[18]	1.53%	1.50%[15]	1.62%[16]	1.71%	1.84%
Ratio of net investment income (loss) to average net assets[1]	(0.28)%[18]	(0.28)%	(0.32)%[15]	0.78%[16]	(0.14)%	0.07%
Portfolio turnover	9%[17]	26%	19%	14%	25%	19%
Net assets at end of period (000’s omitted)	$38,034	$37,995	$69,992	$14,707	$3,349	$1,914

	For the six months ended June 30, 2015	For the years ended December 31,
Service Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.53	$24.42	$17.73	$15.85	$15.59	$12.01
Income from Investment Operations:
Net investment income (loss)[1,3]	(0.00)[12]	0.04 [19]	(0.02)[13]	0.06 [14]	0.01	0.04
Net realized and unrealized gain on investments	0.89	0.43	7.58	2.26	0.25	3.56
Total income from investment operations	0.89	0.47	7.56	2.32	0.26	3.60
Distributions to Shareholders from:
Net investment income	—	(0.01)	—	(0.08)	—	(0.02)
Net realized gain on investments	—	(1.35)	(0.87)	(0.36)	—	—
Total distributions to shareholders	—	(1.36)	(0.87)	(0.44)	—	(0.02)
Net Asset Value, End of Period	$24.42	$23.53	$24.42	$17.73	$15.85	$15.59
Total Return[1]	3.78%[17]	1.86%	42.64%[6]	14.67%[6]	1.67%[6]	30.01%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	1.09%[18]	1.10%	1.13%[15]	1.20%[16]	1.20%	1.20%
Ratio of expenses to average net assets (with offsets)	1.09%[18]	1.10%	1.13%[15]	1.20%[16]	1.20%	1.20%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.19%[18]	1.22%	1.26%[15]	1.41%[16]	1.52%	1.62%
Ratio of net investment income (loss) to average net assets[1]	(0.01)%[18]	0.16%	(0.09)%[15]	0.44%[16]	0.04%	0.30%
Portfolio turnover	9%[17]	26%	19%	14%	25%	19%
Net assets at end of period (000’s omitted)	$40,218	$44,806	$35,836	$13,052	$19,007	$18,788

38

AMG GW&K Small Cap Core Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.61	$24.49	$17.76	$15.87	$15.59	$12.01
Income from Investment Operations:
Net investment income[1,3]	0.02	0.07 [19]	0.02 [13]	0.14 [14]	0.05	0.07
Net realized and unrealized gain on investments	0.88	0.44	7.58	2.23	0.25	3.57
Total income from investment operations	0.90	0.51	7.60	2.37	0.30	3.64
Distributions to Shareholders from:
Net investment income	—	(0.04)	—	(0.12)	(0.02)	(0.06)
Net realized gain on investments	—	(1.35)	(0.87)	(0.36)	—	—
Total distributions to shareholders	—	(1.39)	(0.87)	(0.48)	(0.02)	(0.06)
Net Asset Value, End of Period	$24.51	$23.61	$24.49	$17.76	$15.87	$15.59
Total Return[1]	3.81%[17]	2.04%	42.81%[6]	14.97%[6]	1.90%	30.28%
Ratio of net expenses to average net assets (with offsets/reductions)	0.95%[18]	0.95%	0.97%[15]	0.96%[16]	0.95%	0.95%
Ratio of expenses to average net assets (with offsets)	0.95%[18]	0.95%	0.97%[15]	0.96%[16]	0.95%	0.95%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.05%[18]	1.07%	1.10%[15]	1.17%[16]	1.27%	1.37%
Ratio of net investment income to average net assets[1]	0.15%[18]	0.30%	0.07%[15]	0.84%[16]	0.30%	0.55%
Portfolio turnover	9%[17]	26%	19%	14%	25%	19%
Net assets at end of period (000’s omitted)	$308,749	$291,301	$168,854	$76,673	$40,425	$17,941

39

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commencement of operations was December 1, 2012.
††	Effective December 1, 2012, Class C shares were closed to all new investors.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.016%, 0.021% and 0.020% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.005%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[6]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[7]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.020% and 0.020% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.024%, 0.022% and 0.023% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.006%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.64% from 0.79%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
[12]	Rounds to less than $(0.005).
[13]	Includes non-recurring dividends. Without these dividends net investment income per share would have been $(0.09), $(0.04) and $0.00 for the Investor Class, Service Class and Institutional Class, respectively.
[14]	Includes non-recurring dividends. Without these dividends net investment income per share would have been $0.03, $(0.05) and $0.03 for the Investor Class, Service Class and Institutional Class, respectively.
[15]	Includes non-routine extraordinary expenses amounting to 0.015%, 0.017% and 0.018% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[16]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.004% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[17]	Not annualized.
[18]	Annualized.
[19]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11), $(0.00), and $0.03 for AMG GW&K Small Cap Core Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.

40

Notes to Financial Statements (unaudited)
June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds II: AMG GW&K Enhanced Core Bond Fund (“Enhanced Core Bond”) and AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”) and AMG GW&K Small Cap Core Fund (“Small Cap Core”), each a “Fund” and collectively, the “Funds.”

Each Fund offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective December 1, 2012, Class C shares of Enhanced Core Bond were closed to all new investors and will no longer be available for purchase by existing shareholders, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to the Fund’s automatic reinvestment plan. Shareholders who redeem Class C shares of the Fund will continue to be subject to the deferred sales charges described in the prospectus.

Effective November 1, 2013, Small Cap Core was closed to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none,

“evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and the Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

41

Notes to Financial Statements (continued)

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the AMG Trust and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, overdraft fees for Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core equaled $0, $63, $141 and $35, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax

42

Notes to Financial Statements (continued)

purposes; these differences will reverse at some time in the future. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on Small Cap Core’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2014, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires
Enhanced Core Bond
(Post-Enactment)	$295,109	—	Unlimited
Municipal Bond
(Post-Enactment)	—	—	Unlimited
Municipal Enhanced
(Post-Enactment)	$970,340	—	Unlimited
Small Cap Core
(Post-Enactment)	—	—	Unlimited

g. CAPITAL STOCK

The Trusts’ Declarations of Trust authorize for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

43

Notes to Financial Statements (continued)

For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014, the capital stock transactions by class for Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core were as follows:

	Enhanced Core Bond				Municipal Bond
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	588,965	$6,036,614	1,105,135	$11,355,152	753,829	$8,792,086	1,313,946	$15,060,926
Reinvestment of distributions	30,211	308,816	48,652	497,882	12,872	150,014	43,890	504,129
Cost of shares repurchased	(422,003)	(4,316,807)	(1,683,022)	(17,154,959)	(998,102)	(11,562,634)	(1,926,523)	(22,140,073)

Net increase (decrease)	197,173	$2,028,623	(529,235)	$(5,301,925)	(231,401)	$(2,620,534)	(568,687)	$(6,575,018)

Service Class:
Proceeds from sale of shares	65,095	$669,417	109,002	$1,126,759	2,031,261	$23,745,033	5,554,498	$63,929,297
Reinvestment of distributions	3,387	34,745	3,830	39,381	39,446	460,557	88,317	1,018,649
Cost of shares repurchased	(31,269)	(318,128)	(27,386)	(280,334)	(1,579,527)	(18,434,367)	(2,008,633)	(22,996,704)

Net increase	37,213	$386,034	85,446	$885,806	491,180	$5,771,223	3,634,182	$41,951,242

Class C:
Proceeds from sale of shares	3,002	$30,671	7,687	$78,568	—	—	—	—
Reinvestment of distributions	10,880	111,137	25,851	264,164	—	—	—	—
Cost of shares repurchased	(258,294)	(2,642,628)	(563,996)	(5,763,405)	—	—	—	—

Net decrease	(244,412)	$(2,500,820)	(530,458)	$(5,420,673)	—	—	—	—

Institutional Class:
Proceeds from sale of shares	967,508	$9,971,498	1,334,860	$13,732,720	19,281,139	$225,862,051	20,955,711	$241,281,689
Reinvestment of distributions	69,795	715,784	124,781	1,280,372	351,461	4,114,346	640,309	7,411,371
Cost of shares repurchased	(361,668)	(3,721,548)	(3,289,907)	(33,620,615)	(4,525,821)	(52,976,799)	(6,356,590)	(73,375,703)

Net increase (decrease)	675,635	$6,965,734	(1,830,266)	$(18,607,523)	15,106,779	$176,999,598	15,239,430	$175,317,357

44

Notes to Financial Statements (continued)

	Municipal Enhanced				Small Cap Core
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	538,248	$5,515,191	1,818,662	$17,853,038	186,822	$4,427,412	634,821	$15,177,787
Reinvestment of distributions	7,772	79,273	35,200	344,366	—	—	83,102	1,964,534
Cost of shares repurchased	(1,007,801)	(10,321,575)	(1,910,370)	(18,841,404)	(241,888)	(5,725,811)	(1,969,034)	(47,032,493)

Net decrease	(461,781)	$(4,727,111)	(56,508)	$(644,000)	(55,066)	$(1,298,399)	(1,251,111)	$(29,890,172)

Service Class:
Proceeds from sale of shares	930,560	$9,528,525	2,041,597	$20,091,308	75,114	$1,817,388	623,346	$15,141,794
Reinvestment of distributions	28,441	288,750	38,258	377,147	—	—	70,148	1,667,423
Cost of shares repurchased	(798,978)	(8,155,839)	(1,110,705)	(10,961,898)	(332,103)	(8,138,320)	(256,726)	(6,139,546)

Net increase (decrease)	160,023	$1,661,436	969,150	$9,506,557	(256,989)	$(6,320,932)	436,768	$10,669,671

Institutional Class:
Proceeds from sale of shares	3,321,757	$33,821,052	5,027,817	$48,928,368	1,043,764	$25,220,811	6,496,214	$156,385,059
Reinvestment of distributions	239,297	2,430,819	646,628	6,307,190	—	—	629,895	15,022,999
Cost of shares repurchased	(5,954,735)	(60,454,193)	(5,796,894)	(56,861,576)	(787,892)	(18,875,033)	(1,681,058)	(40,193,974)

Net increase (decrease)	(2,393,681)	$(24,202,322)	(122,449)	$(1,626,018)	255,872	$6,345,778	5,445,051	$131,214,084

At June 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Enhanced Core Bond - three collectively own 54%; Municipal Bond - two collectively own 68%; Municipal Enhanced - two collectively own 78%; Small Cap Core - three collectively own 62%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2015, the market value of repurchase agreements outstanding for Enhanced Core Bond and Small Cap Core was $1,024,926 and $13,393,358, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (GW&K) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

45

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Enhanced Core Bond	0.45%
Municipal Bond	0.35%
Municipal Enhanced	0.50%
Small Cap Core	0.75%

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core to 0.59%, 0.34%, 0.64% and 0.95%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2015, each Fund’s components of reimbursement available consisted of:

	Enhanced Core Bond	Municipal Bond
Reimbursement Available - 12/31/14	$798,879	$2,659,807
Additional Reimbursements	96,170	910,812
Expired Reimbursements	(139,260)	(198,800)

Reimbursement Available - 06/30/15	$755,789	$3,371,819

	Municipal Enhanced	Small Cap Core
Reimbursement Available - 12/31/14	$752,877	$806,358
Additional Reimbursements	94,273	183,706
Expired Reimbursements	(152,195)	(91,623)

Reimbursement Available - 06/30/15	$694,955	$898,441

The expiration of the Fund’s reimbursement is as follows:

	Enhanced Core Bond	Municipal Bond
Less than 1 year*	$279,564	$646,903
Within 2 years	256,834	1,041,372
Within 3 years	219,391	1,683,544

Total amount subject to reimbursement	$755,789	$3,371,819

Expiry Date	Municipal Enhanced	Small Cap Core
Less than 1 year*	$257,477	$166,446
Within 2 years	205,539	320,161
Within 3 years	231,939	411,834

Total amount subject to reimbursement	$694,955	$898,441

*	A portion of this represents the expiration amount through the year ended December 31, 2015 of $140,408, $296,419, $149,331 and $83,507 for Enhanced Core Bond, Municipal Bond, Municipal Enhanced and Small Cap Core, respectively.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service. The Administrator for Municipal Enhanced is voluntarily waiving a portion of its administration fee on 90% of the Fund’s net assets. The waiver, which may be modified or terminated at any time, amounts to 0.10% on the first $250 million of the Fund’s net assets and 0.15% on the remaining net assets. For the six months ended June 30, 2015, the amount waived was $110,888 or 0.09%.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

46

Notes to Financial Statements (continued)

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the Funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund and Class C shares of Enhanced Core Bond, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors of up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to the Investor Class and Class C shares, respectively.

For Enhanced Core Bond’s Service Class and for each of the Investor and Service Classes of Municipal Bond, Municipal Enhanced and Small Cap Core, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2015, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Enhanced Core Bond
Service Class	0.10%	0.05%
Municipal Bond
Investor Class	0.25%	0.22%
Service Class	0.25%	0.17%
Municipal Enhanced
Investor Class	0.25%	0.13%
Service Class	0.25%	0.08%
Small Cap Core
Investor Class	0.25%	0.18%
Service Class	0.25%	0.14%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2015, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Enhanced Core Bond lent $1,034,348, for three days earning interest of $55 and Small Cap Core lent varying amounts not exceeding $1,932,962, for five days earning interest in the amount of $92. The interest amount is included in the Statement of Operations as interest income. Municipal Enhanced borrowed varying amounts not exceeding $4,600,549 for five days paying interest of $173. The interest amount is included in the Statement of Operations as miscellaneous expense. For the six months ended June 30, 2015, Municipal Bond neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2015, the Funds had no interfund loans outstanding.

47

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2015, were as follows:

	Long-Term Securities excluding (U.S. Government Obligations)
Fund	Purchases	Sales
Enhanced Core Bond	$13,581,791	$10,276,252
Municipal Bond	351,417,348	169,062,505
Municipal Enhanced	131,030,177	158,344,543
Small Cap Core	34,003,894	33,754,487

	U.S. Government Obligations
Fund	Purchases	Sales
Enhanced Core Bond	$6,546,503	$3,197,927

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2015, the value of securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Enhanced Core Bond	$993,656	$1,024,926
Small Cap Core	13,100,414	13,393,358

5. COMMITMENTS AND CONTINGENCIES

Under each Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For security lending transactions, see Note 4.

48

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of June 30, 2015:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Enhanced Core Bond
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	24,926	24,926	—	—

Total	$1,024,926	$1,024,926	—	—

Small Cap Core
Cantor Fitzgerald Securities, Inc.	$3,180,933	$3,180,933	—	—
Daiwa Capital Markets America	3,180,933	3,180,933	—	—
Nomura Securities International, Inc.	3,180,933	3,180,933	—	—
RBC Capital Markets, LLC.	2,346,028	2,346,028	—	—
State of Wisconsin Investment Board	1,504,531	1,504,531	—	—

Total	$13,393,358	$13,393,358	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

49

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 24-25, 2015

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved each Investment Management Agreement and separately an amendment to each Investment Management Agreement, in each case with AMG Funds, LLC (the “Investment Manager”) (collectively the “Investment Management Agreements”) for each of AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund (each a “Fund”) and the Subadvisory Agreements with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreements, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

50

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was below, above, above and below, respectively, the median performance of the Peer Group and below, below, above and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date and the largest assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2015 and for the period from the Institutional Class shares’ inception on December 30, 2005 through March 31, 2015 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays U.S. Municipal Bond BAA Index. The Trustees noted that the Fund ranked in the top quintile relative to the Peer Group for the 1-year period. The Trustees also noted the Fund’s strong intermediate-term and longer-term performance compared to the Fund Benchmark. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2015 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2015 was above the median performance of the Peer Group and below, below, above and at, respectively, the performance of the Fund Benchmark, the Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund outperformed its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Enhanced Core Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was below, above, above and above, respectively, the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees also noted that the Fund’s 3-year, 5-year and 10-year performance includes the performance of the Fund’s prior subadvisor. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as

51

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. In the case of AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund, the Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of such profitability or the Subadvisor’s revenues might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.95%. The Trustees also took into account management’s discussion of the

Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.64%. The Board also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with

52

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under each Investment Management Agreement; (b) the

Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

53

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICE™ ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2015

AMG Renaissance Large Cap Growth Fund

Investor Class: MRLTX    |    Service Class: MRLSX    |    Institutional Class: MRLIX

AMG Renaissance International Equity Fund

Investor Class: RIEIX    |    Service Class: RIESX    |    Institutional Class: RIELX

www.amgfunds.com	SAR024-0615

AMG Funds Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Renaissance Large Cap Growth Fund	4
AMG Renaissance International Equity Fund	6

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	14
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	15
Detail of changes in assets for the past two periods

Financial Highlights	16
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	26

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2015	Expense Ratio for the Period	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.16%	$1,000	$1,011	$5.78
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.81
Service Class
Based on Actual Fund Return	0.78%	$1,000	$1,013	$3.89
Hypothetical (5% return before expenses)	0.78%	$1,000	$1,021	$3.91
Institutional Class
Based on Actual Fund Return	0.66%	$1,000	$1,014	$3.30
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.31
AMG Renaissance International Equity Fund
Investor Class
Based on Actual Fund Return	1.35%	$1,000	$1,065	$6.91
Hypothetical (5% return before expenses)	1.35%	$1,000	$1,018	$6.76
Service Class
Based on Actual Fund Return	1.00%	$1,000	$1,066	$5.12
Hypothetical (5% return before expenses)	1.00%	$1,000	$1,020	$5.01
Institutional Class
Based on Actual Fund Return	0.85%	$1,000	$1,067	$4.36
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended June 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2015.

	Six	One	Five	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Inception	Date
AMG Renaissance Large Cap Growth Fund [2,3]
Investor Class	1.13%	12.02%	17.98%	15.85%	06/03/09
Service Class	1.29%	12.45%	18.39%	16.21%	06/03/09
Institutional Class	1.40%	12.63%	18.59%	16.40%	06/03/09
Russell 1000® Growth Index[4]	3.96%	10.56%	18.59%	17.33%	06/03/09	†
AMG Renaissance International Equity Fund [2,5,6]
Investor Class	6.47%	(3.98)%	—	(2.53)%	06/16/14
Service Class	6.58%	(3.68)%	—	(2.25)%	06/16/14
Institutional Class	6.69%	(3.54)%	—	(2.10)%	06/16/14
MSCI ACWI ex USA (Net) [7,8]	4.03%	(5.26)%	—	(4.60)%	06/16/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[5]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[6]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[7]	The MSCI ACWI ex USA Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Unlike the Fund, the Index is unmanaged, is not available for investment and does not incur expenses.
[8]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 1000® Growth Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

	AMG Renaissance
	Large Cap	Russell 1000®
Sector	Growth Fund**	Growth Index
Information Technology	24.1%	27.0%
Consumer Discretionary	18.2%	21.0%
Health Care	15.2%	18.3%
Industrials	10.6%	11.1%
Financials	6.0%	5.4%
Consumer Staples	4.6%	10.5%
Materials	3.0%	3.9%
Energy	1.5%	1.0%
Utilities	0.0%	0.0%
Telecommunication Services	0.0%	1.8%
Other Equities	0.0%	0.0%
Other Assets and Liabilities	16.8%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Cigna Corp.	1.6%
Foot Locker, Inc.	1.6
Synopsys, Inc.	1.6
Bed Bath & Beyond, Inc.	1.6
Danaher Corp.	1.5
Rockwell Automation, Inc.	1.5
Laboratory Corp. of America Holdings	1.5
The Walt Disney Co.	1.5
EMC Corp.*	1.5
Biogen, Inc.	1.5

Top Ten as a Group	15.4%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 83.2%

Consumer Discretionary - 18.2%

AutoZone, Inc.*	1,067	$711,582

Bed Bath & Beyond, Inc.*	10,581	729,877

Dollar General Corp.	9,252	719,251

Foot Locker, Inc.	11,017	738,249

The Gap, Inc.	18,671	712,672

The Home Depot, Inc.	6,440	715,677

Lowe’s Cos., Inc.	10,605	710,217

Macy’s, Inc.	10,456	705,466

O’Reilly Automotive, Inc.*	3,120	705,058

Ross Stores, Inc.	14,499	704,796

Royal Caribbean Cruises, Ltd.	8,973	706,085

The Walt Disney Co.	6,366	726,615

Total Consumer Discretionary		8,585,545

Consumer Staples - 4.6%

Archer-Daniels-Midland Co.	14,684	708,062

CVS Health Corp.	6,876	721,155

The Kroger Co.	9,861	715,021

Total Consumer Staples		2,144,238

Energy - 1.5%

National Oilwell Varco, Inc.	14,836	716,282

Financials - 6.0%

American Express Co.	9,061	704,221

BlackRock, Inc.	2,056	711,335

Franklin Resources, Inc.	14,479	709,905

Prudential Financial, Inc.	8,021	701,998

Total Financials		2,827,459

Health Care - 15.2%

Amgen, Inc.	4,560	700,051

Anthem, Inc.	4,306	706,787

Biogen, Inc.*	1,792	723,861

Cigna Corp.	4,701	761,562

Edwards Lifesciences Corp.*	4,941	703,747

Express Scripts Holding Co.*	7,927	705,027

Gilead Sciences, Inc.	6,050	708,334

Laboratory Corp. of America Holdings*	5,997	726,956

McKesson Corp.	3,159	710,175

Medtronic PLC	9,715	719,882

Total Health Care		7,166,382

	Shares	Value
Industrials - 10.6%

Alaska Air Group, Inc.	11,228	$723,420

The Boeing Co.	5,065	702,617

Cintas Corp.	8,442	714,109

Cummins, Inc.	5,402	708,688

Danaher Corp.	8,504	727,857

Rockwell Automation, Inc.	5,839	727,773

Southwest Airlines Co.	20,877	690,820

Total Industrials		4,995,284

Information Technology - 24.1%

Apple, Inc.	5,758	722,197

Arrow Electronics, Inc.*	12,703	708,827

Corning, Inc.	35,775	705,841

Electronic Arts, Inc.*	10,704	711,816

EMC Corp.	27,519	726,226

F5 Networks, Inc.*	5,932	713,916

Google, Inc., Class A*	1,296	699,892

Lam Research Corp.	8,836	718,809

Microsoft Corp.	16,171	713,950

Oracle Corp.	17,615	709,885

SanDisk Corp.	11,809	687,520

Skyworks Solutions, Inc.	6,844	712,460

Synopsys, Inc.*	14,418	730,272

Texas Instruments, Inc.	13,848	713,311

Visa, Inc., Class A	10,559	709,037

Western Digital Corp.	8,677	680,450

Total Information Technology		11,364,409

Materials - 3.0%

The Dow Chemical Co.	13,893	710,905

PPG Industries, Inc.	6,147	705,184

Total Materials		1,416,089

Total Common Stocks (cost $36,196,624)		39,215,688

Other Investment Companies - 2.4%[1]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08% (cost $1,145,259)	1,145,259	1,145,259

Total Investments - 85.6% (cost $37,341,883)		40,360,947

Other Assets, less Liabilities - 14.4%		6,811,938

Net Assets - 100.0%		$47,172,885

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance International Equity Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

	AMG Renaissance
	International	MSCI ACWI
Sector	Equity Fund**	ex USA
Financials	21.9%	27.8%
Information Technology	17.0%	7.4%
Consumer Discretionary	15.0%	11.8%
Industrials	14.8%	11.0%
Telecommunication Services	11.2%	5.2%
Health Care	7.2%	9.0%
Consumer Staples	5.5%	9.9%
Energy	5.2%	7.0%
Materials	2.0%	7.5%
Utilities	0.0%	3.4%
Other Assets and Liabilities	0.2%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Pandora A/S*	2.1%
NetEase, Inc.*	2.1
Magna International, Inc.	2.0
China Mobile, Ltd.*	2.0
Cap Gemini, S.A.*	2.0
YY, Inc.	2.0
Methanex Corp.	2.0
WABCO Holdings, Inc.	2.0
Telefonica Brasil, S.A.	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9

Top Ten as a Group	20.0%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 99.8%

Consumer Discretionary - 15.0%

Adecco, S.A., ADR (Switzerland)*,1	1,210	$49,126

Bridgestone Corp., ADR (Japan)	2,544	47,039

ITV PLC, ADR (United Kingdom)	1,149	47,661

Magna International, Inc. (Canada)	950	53,285

Pandora A/S, ADR (Denmark)[1]	2,103	56,445

Tata Motors, Ltd., Sponsored ADR (India)	1,416	48,809

Toyota Motor Corp., Sponsored ADR (Japan)	359	48,016

Valeo, S.A., Sponsored ADR (France)	590	46,752

Total Consumer Discretionary		397,133

Consumer Staples - 5.5%

Anheuser-Busch InBev N.V., Sponsored ADR (Belgium)	395	47,665

Gruma SAB de CV, Sponsored ADR (Mexico)	974	50,171

Unilever PLC, Sponsored ADR (United Kingdom)	1,122	48,201

Total Consumer Staples		146,037

Energy - 5.2%

Canadian Natural Resources, Ltd. (Canada)	1,633	44,352

Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)	817	46,577

Suncor Energy, Inc. (Canada)	1,702	46,839

Total Energy		137,768

Financials - 21.9%

Allianz SE, Sponsored ADR (Germany)	2,950	46,227

Allied World Assurance Co. Holdings AG (Switzerland)	1,117	48,277

Bank Mandiri Persero Tbk PT, ADR (Indonesia)	6,671	50,166

DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	759	46,747

Hong Kong Exchanges and Clearing, Ltd., ADR (Hong Kong)	1,335	46,952

Julius Baer Group, Ltd., ADR (Switzerland)*	4,499	50,434

Kasikornbank PCL, ADR (Thailand)	2,107	47,618

Manulife Financial Corp. (Canada)	2,596	48,260

ORIX Corp., Sponsored ADR (Japan)	622	46,351

Sumitomo Mitsui Financial Group, Inc., Sponsored ADR (Japan)	5,684	50,531

Validus Holdings, Ltd. (Bermuda)	1,143	50,281

Zurich Insurance Group AG, ADR (Switzerland)*	1,576	47,910

Total Financials		579,754

Health Care - 7.2%

ICON PLC (Ireland)*	695	46,773

Roche Holding AG, Sponsored ADR (Switzerland)	1,339	46,959

Shire PLC, ADR (Ireland)	199	48,056

	Shares	Value
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	827	$48,876

Total Health Care		190,664

Industrials - 14.8%

AerCap Holdings N.V. (Netherlands)*	1,071	49,041

Canadian National Railway Co. (Canada)	820	47,355

Copa Holdings, S.A., Class A (Panama)[1]	593	48,976

Keppel Corp, Ltd., Sponsored ADR (Singapore)	3,805	46,421

Mitsubishi Electric Corp., ADR (Japan)	1,816	47,071

Ryanair Holdings PLC, Sponsored ADR (Ireland)	694	49,517

SMC Corp., Sponsored ADR (Japan)	3,336	50,507

WABCO Holdings, Inc. (United States)*	418	51,715

Total Industrials		390,603

Information Technology - 17.0%

Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	7,063	46,616

Cap Gemini, S.A., ADR (France)[1]	1,179	52,359

Check Point Software Technologies, Ltd. (Israel)*	619	49,241

Lenovo Group, Ltd., ADR (China)	1,720	47,713

NetEase, Inc., ADR (China)	383	55,483

NXP Semiconductors N.V. (Netherlands)*	487	47,823

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2,137	48,531

Wipro, Ltd., ADR (India)	4,175	49,975

YY, Inc., ADR (China)*	749	52,070

Total Information Technology		449,811

Materials - 2.0%

Methanex Corp. (Canada)	930	51,764

Telecommunication Services - 11.2%

BT Group PLC, Sponsored ADR (United Kingdom)	671	47,567

China Mobile, Ltd., Sponsored ADR (Hong Kong)	824	52,810

KDDI Corp., ADR (Japan)	4,034	48,469

Nippon Telegraph & Telephone Corp., ADR (Japan)	1,339	48,592

SK Telecom Co., Ltd., Sponsored ADR (South Korea)	1,981	49,109

Telefonica Brasil, S.A., ADR (Brazil)	3,637	50,663

Total Telecommunication Services		297,210

Total Common Stocks (cost $2,604,094)		2,640,744

The accompanying notes are an integral part of these financial statements.

7

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.3%

Repurchase Agreements - 3.6%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $73,261 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $74,726)	$73,261	$73,261

HSBC Securities USA Inc., dated 06/30/15, due 07/01/15, 0.090%, total to be received $22,819 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 07/15/15 - 01/15/37, totaling $23,276)	22,819	22,819

Total Repurchase Agreements		96,080

	Shares

Other Investment Companies - 1.7%[3]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	44,400	44,400

Total Short-Term Investments (cost $140,480)		140,480

Value

Total Investments - 105.1% (cost $2,744,574)	$2,781,224

Other Assets, less Liabilities - (5.1)%	(134,902)

Net Assets - 100.0%	$2,646,322

The accompanying notes are an integral part of these financial statements.

8

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Renaissance Large Cap Growth Fund	$37,351,361	$3,984,800	$(975,214)	$3,009,586
AMG Renaissance International Equity Fund	2,744,617	178,369	(141,762)	36,607

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Renaissance International Equity Fund	$93,703	3.5%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	4.9%
Austria	0.0%	0.1%
Belgium	1.8%	0.9%
Bermuda	1.9%	0.0%
Brazil	1.9%	1.7%
Canada	11.0%	6.7%
Chile	0.0%	0.3%
China	5.9%	5.4%
Colombia	0.0%	0.1%
Czech Republic	0.0%	0.0%#
Denmark	2.1%	1.2%
Egypt	0.0%	0.0%#
Finland	0.0%	0.6%
France	3.8%	6.9%
Germany	1.8%	6.4%
Greece	0.0%	0.1%
Hong Kong	3.8%	2.3%
Hungary	0.0%	0.1%
India	3.7%	1.7%
Indonesia	1.9%	0.5%
Ireland	5.5%	0.3%
Israel	3.7%	0.4%
Italy	0.0%	1.7%
Japan	14.6%	16.3%
Luxembourg	0.0%	0.0%
Malaysia	0.0%	0.7%
Mexico	1.9%	1.0%
Netherlands	5.4%	2.0%

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Netherlands Antilles	0.0%	0.0%
New Zealand	0.0%	0.1%
Norway	0.0%	0.5%
Panama	1.9%	0.0%
Peru	0.0%	0.1%
Philippines	0.0%	0.3%
Poland	0.0%	0.3%
Portugal	0.0%	0.1%
Russia	0.0%	0.8%
Singapore	3.5%	1.0%
South Africa	0.0%	1.7%
South Korea	1.9%	3.1%
Spain	0.0%	2.5%
Sweden	0.0%	2.1%
Switzerland	9.2%	6.6%
Taiwan	3.6%	2.8%
Thailand	1.8%	0.5%
Turkey	0.0%	0.3%
United Kingdom	5.4%	14.5%
United States	2.0%	0.0%
Supranational & Other	0.0%	0.4%

	100.0%	100.0%

†	As a percentage of total long term investments on June 30, 2015.
#	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedules of Portfolio Investments (continued)

As of June 30, 2015, the investments in AMG Renaissance Large Cap Growth Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The following table summarize the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance International Equity Fund
Investments in Securities
Common Stocks†	$2,640,744	—	—	$2,640,744
Short-Term Investments
Repurchase Agreements	—	$96,080	—	96,080
Other Investment Companies	44,400	—	—	44,400

Total Investments in Securities	$2,685,144	$96,080	—	$2,781,224

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (unaudited) June 30, 2015

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Assets:
Investments at value* (including securities on loan valued at $0 and $93,703, respectively)	$40,360,947	$2,781,224
Receivable for Fund shares sold	7,256,078	—
Dividends and other receivables	31,121	5,616
Receivable from affiliate	11,670	5,289
Prepaid expenses	18,273	13,660
Total assets	47,678,089	2,805,789
Liabilities:
Payable for investments purchased	400,676	—
Payable for Fund shares repurchased	51,314	—
Payable upon return of securities loaned	—	96,080
Payable to affiliate	—	41,777
Accrued expenses:
Investment advisory and management fees	16,934	880
Administrative fees	7,697	550
Shareholder servicing fees - Service Class	1,951	37
Shareholder servicing fees - Investor Class	637	53
Distribution fees - Investor Class	638	53
Professional fees	15,883	17,114
Trustees fees and expenses	—	21
Other	9,474	2,902
Total liabilities	505,204	159,467

Net Assets	$47,172,885	$2,646,322
* Investments at cost	$37,341,883	$2,744,574

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities (continued)

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Net Assets Represent:
Paid-in capital	$41,582,967	$2,716,023
Undistributed net investment income	77,977	20,386
Accumulated net realized gain (loss) from investments	2,492,877	(126,738)
Net unrealized appreciation of investments	3,019,064	36,651
Net Assets	$47,172,885	$2,646,322
Investor Class:
Net Assets	$3,040,463	$269,936
Shares outstanding	261,201	27,787
Net asset value, offering and redemption price per share	$11.64	$9.71
Service Class:
Net Assets	$19,303,514	$297,195
Shares outstanding	1,644,406	30,560
Net asset value, offering and redemption price per share	$11.74	$9.72
Institutional Class:
Net Assets	$24,828,908	$2,079,191
Shares outstanding	2,139,043	213,630
Net asset value, offering and redemption price per share	$11.61	$9.73

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations (unaudited) For the six months ended June 30, 2015

	AMG Renaissance Large Cap Growth Fund	AMG Renaissance International Equity Fund
Investment Income:
Dividend income	$202,404	$31,785
Securities lending income	99	2,095
Foreign withholding tax	—	(3,188)
Total investment income	202,503	30,692
Expenses:
Investment advisory and management fees	90,138	4,846
Administrative fees	40,972	3,028
Distribution fees - Investor Class	5,024	255
Shareholder servicing fees - Service Class	10,794	122
Shareholder servicing fees - Investor Class	5,024	255
Professional fees	13,669	12,817
Registration fees	13,659	13,332
Reports to shareholders	10,208	3,741
Transfer agent	3,621	114
Custodian	1,810	1,360
Trustees fees and expenses	730	60
Miscellaneous	1,230	876
Total expenses before offsets	196,879	40,806
Expense reimbursements	(67,581)	(29,877)
Expense reductions	(2,279)	(623)
Net expenses	127,019	10,306

Net investment income	75,484	20,386
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,113,601	(72,819)
Net change in unrealized appreciation (depreciation) of investments	(1,998,108)	190,540
Net realized and unrealized gain	115,493	117,721

Net increase in net assets resulting from operations	$190,977	$138,107

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

	AMG Renaissance Large Cap Growth Fund		AMG Renaissance International Equity Fund
	2015	2014	2015	2014*
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$75,484	$88,295	$20,386	$11,009
Net realized gain (loss) on investments	2,113,601	2,084,456	(72,819)	(53,830)
Net change in unrealized appreciation (depreciation) of investments	(1,998,108)	1,103,736	190,540	(153,889)
Net increase (decrease) in net assets resulting from operations	190,977	3,276,487	138,107	(196,710)
Distributions to Shareholders:
From net investment income:
Investor Class	—	(4,315)	—	(238)
Service Class	—	(50,486)	—	(486)
Institutional Class	—	(34,412)	—	(10,388)
From net realized gain on investments:
Investor Class	—	(372,888)	—	—
Service Class	—	(2,604,296)	—	—
Institutional Class	—	(1,336,114)	—	—
Total distributions to shareholders	—	(4,402,511)	—	(11,112)
Capital Share Transactions:[1]
Net increase from capital share transactions	17,215,984	14,959,926	379,472	2,336,565

Total increase in net assets	17,406,961	13,833,902	517,579	2,128,743
Net Assets:
Beginning of period	29,765,924	15,932,022	2,128,743	—
End of period	$47,172,885	$29,765,924	$2,646,322	$2,128,743
End of period undistributed net investment income	$77,977	$2,493	$20,386	—

*	Commencement of operations was on June 16, 2014.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

15

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each period

	For the six
	months ended	For the years ended December 31,
	June 30, 2015
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.51	$11.80	$11.63	$10.77	$12.90	$11.47
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.00)#	0.03	0.01	0.01	0.00 #	0.03
Net realized and unrealized gain (loss) on investments	0.13	2.30	3.95	1.83	(0.55)	1.75
Total from investment operations	0.13	2.33	3.96	1.84	(0.55)	1.78
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	(0.08)	(0.01)	—	(0.04)
Net realized gain on investments	—	(2.59)	(3.71)	(0.97)	(1.58)	(0.31)
Total distributions to shareholders	—	(2.62)	(3.79)	(0.98)	(1.58)	(0.35)
Net Asset Value, End of Period	$11.64	$11.51	$11.80	$11.63	$10.77	$12.90
Total Return[2]	1.13%[7]	19.59%[4]	34.17%[4]	17.10%	(4.42)%	15.53%
Ratio of net expenses to average net assets (with offsets/reductions)	1.15%[8]	1.14%	1.17%[5]	1.15%[6]	1.12%	1.01%
Ratio of expenses to average net assets (with offsets)	1.16%[8]	1.16%	1.18%[5]	1.17%[6]	1.15%	1.07%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.59%[8]	1.97%	1.71%[5]	1.65%[6]	1.68%	1.57%
Ratio of net investment income (loss) to average net assets[2]	(0.04)%[8]	0.23%	0.10%[5]	0.10%[6]	0.03%	0.24%
Portfolio turnover	38%[7]	60%	53%	86%	107%	72%
Net assets at end of period (000’s omitted)	$3,040	$7,239	$984	$562	$769	$1,269

	For the six
	months ended	For the years ended December 31,
	June 30, 2015
Service Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.59	$11.87	$11.68	$10.83	$12.94	$11.49
Income from Investment Operations:
Net investment income[1,2]	0.03	0.07	0.07	0.05	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.12	2.33	3.97	1.82	(0.56)	1.76
Total from investment operations	0.15	2.40	4.04	1.87	(0.52)	1.81
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	(0.11)	(0.05)	(0.01)	(0.05)
Net realized gain on investments	—	(2.63)	(3.74)	(0.97)	(1.58)	(0.31)
Total distributions to shareholders	—	(2.68)	(3.85)	(1.02)	(1.59)	(0.36)
Net Asset Value, End of Period	$11.74	$11.59	$11.87	$11.68	$10.83	$12.94
Total Return[2]	1.29%[7]	20.08%	34.75%	17.42%	(4.14)%	15.77%
Ratio of net expenses to average net assets (with offsets/reductions)	0.77%[8]	0.75%	0.77%[5]	0.82%[6]	0.81%	0.81%
Ratio of expenses to average net assets (with offsets)	0.78%[8]	0.77%	0.78%[5]	0.84%[6]	0.84%	0.87%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.19%[8]	1.59%	1.30%[5]	1.32%[6]	1.37%	1.37%
Ratio of net investment income to average net assets[2]	0.48%[8]	0.51%	0.49%[5]	0.43%[6]	0.34%	0.44%
Portfolio turnover	38%[7]	60%	53%	86%	107%	72%
Net assets at end of period (000’s omitted)	$19,304	$14,343	$11,336	$8,814	$14,772	$23,309

16

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each period

	For the six
	months ended	For the years ended December 31,
	June 30, 2015
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.45	$11.76	$11.58	$10.74	$12.94	$11.49
Income from Investment Operations:
Net investment income[1,2]	0.04	0.08	0.08	0.08	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.12	2.31	3.94	1.81	(0.55)	1.76
Total from investment operations	0.16	2.39	4.02	1.89	(0.49)	1.84
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.13)	(0.08)	(0.12)	(0.07)
Net realized gain on investments	—	(2.63)	(3.71)	(0.97)	(1.59)	(0.32)
Total distributions to shareholders	—	(2.70)	(3.84)	(1.05)	(1.71)	(0.39)
Net Asset Value, End of Period	$11.61	$11.45	$11.76	$11.58	$10.74	$12.94
Total Return[2]	1.40%[7]	20.15%	34.95%	17.62%	(3.90)%	15.99%
Ratio of net expenses to average net assets (with offsets/reductions)	0.65%[8]	0.64%	0.67%[5]	0.65%[6]	0.63%	0.60%
Ratio of expenses to average net assets (with offsets)	0.66%[8]	0.66%	0.68%[5]	0.67%[6]	0.66%	0.66%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.07%[8]	1.51%	1.16%[5]	1.15%[6]	1.23%	1.08%
Ratio of net investment income to average net assets[2]	0.62%[8]	0.63%	0.58%[5]	0.64%[6]	0.46%	0.65%
Portfolio turnover	38%[7]	60%	53%	86%	107%	72%
Net assets at end of period (000’s omitted)	$24,829	$8,184	$3,612	$15,674	$9,226	$4,254

17

AMG Renaissance International Equity Fund Financial Highlights For a share outstanding throughout each period

Investor Class	For the six months ended June 30, 2015 (unaudited)	For the period from June 16, 2014 to December 31, 2014*
Net Asset Value, Beginning of Period	$9.13	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06	0.03
Net realized and unrealized gain on investments	0.52	(0.87)
Total from investment operations	0.58	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.03)
Net Asset Value, End of Period	$9.71	$9.13
Total Return[2]	6.47%[7]	(8.45)%[4,7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.32%[8]	1.12%[8]
Ratio of expenses to average net assets (with offsets)	1.35%[8]	1.22%[8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.78%[8]	7.85%[8]
Ratio of net investment income to average net assets[2]	1.31%[8]	0.49%[8]
Portfolio turnover	26%[7]	20%
Net assets at end of period (000’s omitted)	$270	$85

Service Class	For the six months ended June 30, 2015 (unaudited)	For the period from June 16, 2014 to December 31, 2014*
Net Asset Value, Beginning of Period	$9.12	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.08	0.05
Net realized and unrealized gain on investments	0.52	(0.89)
Total income (loss) from investment operations	0.60	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.04)
Net Asset Value, End of Period	$9.72	$9.12
Total Return[2]	6.58%[7]	(8.36)%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	0.97%[8]	0.87%[8]
Ratio of expenses to average net assets (with offsets)	1.00%[8]	0.96%[8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.45%[8]	7.98%[8]
Ratio of net investment income to average net assets[2]	1.60%[8]	0.86%[8]
Portfolio turnover	26%[7]	20%
Net assets at end of period (000’s omitted)	$297	$100

18

AMG Renaissance International Equity Fund
Financial Highlights
For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2015 (unaudited)	For the period from June 16, 2014 to December 31, 2014*
Net Asset Value, Beginning of Period	$9.12	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.08	0.05
Net realized and unrealized gain on investments	0.53	(0.88)
Total from investment operations	0.61	(0.83)
Less Distributions to Shareholders from:
Net investment income	—	(0.05)
Net Asset Value, End of Period	$9.73	$9.12
Total Return[2]	6.69%[7]	(8.32)%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	0.82%[8]	0.76%[8]
Ratio of expenses to average net assets (with offsets)	0.85%[8]	0.85%[8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	3.32%[8]	7.70%[8]
Ratio of net investment income to average net assets[2]	1.73%[8]	0.91%[8]
Portfolio turnover	26%[7]	20%
Net assets at end of period (000’s omitted)	$2,079	$1,944

Notes to Financial Highlights (unaudited)

*	Commencement of operations was on June 16, 2014.
#	Rounds to less than $0.01 per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.019% and 0.021% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Not annualized.
[8]	Annualized.

19

Notes to Financial Statements (unaudited)
June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the AMG Renaissance Large Cap Growth Fund (“Large Cap Growth”) and AMG Renaissance International Equity Fund (“International Equity”), each a “Fund” and collectively the “Funds.”

The International Equity Fund’s commencement of operations was on June 16, 2014.

Each Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework

20

Notes to Financial Statements (continued)

for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2015, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Large Cap Growth - $2,279 or 0.01% and International Equity - $623 or 0.03%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, overdraft fees for Large Cap Growth and International Equity equaled $23 and $0, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

21

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2014, and for all open tax years (generally, the three prior taxable years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires
International Equity
(Post-Enactment)	$20,294	—	Unlimited

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014, the capital stock transactions by class for Large Cap Growth and International Equity were as follows:

	Large Cap Growth				International Equity*
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	175,679	$2,030,739	545,670	$6,484,179	18,529	$175,665	12,476	$125,695
Reinvestment of dividends and distributions	—	—	32,486	376,833	—	—	25	238
Cost of shares repurchased	(543,259)	(6,280,800)	(32,731)	(399,290)	—	—	(3,243)	(30,000)

Net increase (decrease)	(367,580)	$(4,250,061)	545,425	$6,461,722	18,529	$175,665	9,258	$95,933

Service Class:
Proceeds from sale of shares	643,692	$7,574,209	364,598	$4,773,869	19,597	$198,807	10,921	$109,899
Reinvestment of dividends and distributions	—	—	222,940	2,601,712	—	—	52	486
Cost of shares repurchased	(237,069)	(2,801,074)	(304,457)	(3,912,072)	—	—	(10)	(100)

Net increase	406,623	$4,773,135	283,081	$3,463,509	19,597	$198,807	10,963	$110,285

Institutional Class:
Proceeds from sale of shares	1,491,254	$17,470,397	493,750	$6,163,428	507	$5,000	212,010	$2,120,059
Reinvestment of dividends and distributions	—	—	102,761	1,185,861	—	—	1,123	10,388
Cost of shares repurchased	(66,918)	(777,487)	(189,030)	(2,314,594)	—	—	(10)	(100)

Net increase	1,424,336	$16,692,910	407,481	$5,034,695	507	$5,000	213,123	$2,130,347

*	Commencement of operations was on June 16, 2014.

At June 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap Growth - two collectively own 36%; International Equity - two collectively own 74%. Transactions by these shareholders may have a material impact on their respective Funds.

22

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June, 30 2015, the market value of repurchase agreements outstanding for International Equity was $96,080.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

International Equity invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A portfolio’s investments in emerging market countries are exposed to additional risks. A portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the year ended June 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective daily net assets:

Large Cap Growth	0.55%
International Equity	0.40%

The Investment Manager has contractually agreed, through at least May 1, 2016 for Large Cap Growth and International Equity, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Large Cap Growth and International Equity to 0.66% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount.

For the six months ended June 30, 2015, each Fund’s components of reimbursement available consisted of:

	Large Cap Growth	International Equity
Reimbursement Available - 12/31/14	$395,610	$84,048
Additional Reimbursements	67,581	29,877
Repayments	—	—
Expired Reimbursements	(63,371)	—

Reimbursement Available - 06/30/15	$399,820	$113,925

23

Notes to Financial Statements (continued)

The expiration of each Fund’s reimbursement are as follows:

Expiry Date	Large Cap Growth	International Equity
Less than 1 year*	$115,013	—
Within 2 years	128,474	$5,586
Within 3 years	156,333	108,339

Total amount subject to reimbursement	$399,820	$113,925

*	A portion of this represents the expiration amount through the year ended December 31, 2015 of $58,378 and $0 for Large Cap Growth and International Equity, respectively.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trust within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2015, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Large Cap Growth
Investor Class	0.25%	0.25%
Service Class	0.25%	0.12%
International Equity
Investor Class	0.25%	0.25%
Service Class	0.15%	0.15%

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2015, the following Fund borrowed from

24

Notes to Financial Statements (continued)

other Funds in the AMG Funds family: Large Cap Growth borrowed $3,788,946, for four days paying interest of $267. The interest amount is included in the Statement of Operations as miscellaneous expense. International Equity neither borrowed from nor lent to other Funds in the AMG Funds family. At June 30, 2015, the Funds had no interfund loans outstanding.

The Investment Manager paid the initial 2014 state registration fees in the amount of $41,777 on behalf of International Equity. This balance is reflected as a Payable to Affiliate on the Statement of Assets and Liabilities.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2015, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap Growth	$28,508,715	$12,127,403
International Equity	1,018,984	622,892

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2015, the value of the securities loaned and cash collateral received for International Equity was $93,703, and $96,080, respectively. The Large Cap Growth Fund had no portfolio securities loaned nor cash collateral received during this period.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open repurchase agreements which are subject to a master netting agreement as of June 30, 2015:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
International Equity
Cantor Fitzgerald Securities, Inc.	$73,261	$73,261	—	—
HSBC Securities USA Inc.	22,819	22,819	—	—

Total	$96,080	$96,080	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

25

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund: Approval of Investment Management and Subadvisory Agreements on June 24-25, 2015.

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement and separately an amendment to the Investment Management Agreement, in each case with AMG Funds, LLC (the “Investment Manager”)(collectively the “Investment Management Agreement”) for each of AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund (each a “Fund”) and the Subadvisory Agreements with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory

Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment

26

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Renaissance Large Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares (which share class has the largest assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2015 and for the period from the Fund’s inception on June 3, 2009 through March 31, 2015 was above the median performance for the Peer Group and above, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Renaissance International Equity Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the period from the Fund’s inception on June 16, 2014 through March 31, 2015 was below the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI All Country World Index ex US. The Trustees took into account management’s discussion of the Fund’s performance, including its limited performance history and the fact that the Fund outperformed the Fund Benchmark since inception. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of AMG Renaissance International Equity Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. In the case of AMG Renaissance Large Cap Growth Fund, the Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

27

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of such profitability or the Subadvisor’s revenues might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Renaissance Large Cap Growth Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Renaissance International Equity Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

28

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Renaissance Group LLC

625 Eden Park Drive, Suite 1200 Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERS CHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

SEMI ANNUAL REPORT

AMG Funds

June 30, 2015

AMG Yacktman Focused Fund
Service Class: YAFFX | Institutional Class: YAFIX

AMG Yacktman Fund
Service Class: YACKX

www.amgfunds.com	SAR071-0615

AMG Funds
Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Focused Fund	4

AMG Yacktman Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	12
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	13
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	14
Detail of changes in assets for the past two periods

Financial Highlights	15
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2015	Expense Ratio for the Period	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expenses Paid During the Period*
AMG Yacktman Focused Fund
Service Class
Based on Actual Fund Return	1.22%	$1,000	$946	$5.89
Hypothetical (5% return before expenses)	1.22%	$1,000	$1,019	$6.11
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$947	$5.07
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
AMG Yacktman Fund
Service Class
Based on Actual Fund Return	0.71%	$1,000	$949	$3.43
Hypothetical (5% return before expenses)	0.71%	$1,000	$1,021	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended June 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2015.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Yacktman Focused Fund [2,3,4,5,6,7,8]
Service Class	(5.37)%	(0.09)%	13.16%	10.17%	9.36%	05/01/97
Institutional Class	(5.26)%	0.12%	—	—	12.67%	07/24/12
S&P 500 Index[9]	1.23%	7.42%	17.34%	7.89%	7.32%	05/01/97	†
AMG Yacktman Fund [2,3,4,5,6,8]
Service Class	(5.06)%	0.90%	13.72%	9.90%	10.39%	07/06/92
S&P 500 Index[9]	1.23%	7.42%	17.34%	7.89%	9.40%	07/06/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars ($).
[2]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay its creditors.
[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[6]	The Fund can invest in securities of different market capitalizations (small, mid and large capitalizations) and styles (growth vs. value), each of which will react differently to various market movements.
[7]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities, which may place the Fund at greater risk than a more diversified fund.
[8]	The Fund inception dates and returns for all periods beginning prior to June 29, 2012 reflects performance of the predecessor Funds, The Yacktman Focused Fund and The Yacktman Fund, which were reorganized into the AMG Yacktman Focused Fund and AMG Yacktman Fund, and were managed by Yacktman Asset Management with the same investment objectives and substantially similar investment policies.
[9]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Yacktman Focused Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

	AMG Yacktman	S&P 500®
Sector	Focused Fund**	Index
Consumer Staples	34.2%	9.4%
Information Technology	20.9%	19.6%
Consumer Discretionary	12.8%	12.8%
Health Care	6.8%	15.4%
Energy	3.4%	7.9%
Financials	2.9%	16.6%
Industrials	2.3%	10.1%
Materials	0.7%	3.1%
Telecommunication Services	0.0%	2.3%
Utilities	0.0%	2.8%
Other Assets and Liabilities	16.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
The Procter & Gamble Co.*	11.3%
PepsiCo, Inc.*	8.8
Sysco Corp.*	6.5
Oracle Corp.*	5.9
Samsung Electronics Co., Ltd.*	5.5
Twenty-First Century Fox, Inc., Class B*	5.5
Twenty-First Century Fox, Inc., Class A*	4.9
Cisco Systems, Inc.*	4.9
The Coca-Cola Co.*	4.9
Microsoft Corp*	3.2

Top Ten as a Group	61.4%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Yacktman Focused Fund
Fund Snapshots (unaudited)
For the six months ended June 30, 2015

EQUITY PURCHASES & SALES

	Net Shares	Current
Purchases	Purchased	Shares Held
Avon Products, Inc.	2,822,628	15,200,000
Hengan International Group Co., Ltd.	60,000	5,622,300
Sysco Corp.	1,900,000	14,700,000
Twenty-First Century Fox, Inc., Class B	1,200,000	14,044,600
Unilever NV, ADR	343,000	1,693,000

Sales	Net Shares Sold	Current Shares Held
Aggreko PLC	127,132	3,050,000
Anthem, Inc.	1,200,000	—
The Bank of New York Mellon Corp.	450,000	1,800,000
CH Robinson Worldwide, Inc.	300,000	1,900,000
Cisco Systems, Inc.	7,455,000	14,600,000
The Clorox Co.	1,050,000	—
The Coca-Cola Co.	7,866,000	10,200,000
ConocoPhillips	50,000	1,850,000
CR Bard, Inc.	664,000	950,000
eBay, Inc.	1,100,000	2,000,000
Exxon Mobil Corp.	700,000	2,000,000
Johnson & Johnson	600,000	2,500,000
Microsoft Corp.	2,083,000	5,900,000
Oracle Corp.	2,953,500	12,100,000
PepsiCo, Inc.	2,587,000	7,750,000
The Procter & Gamble Co.	31,000	11,850,000
Sigma-Aldrich Corp.	71,700	400,000
State Street Corp.	225,000	700,000
Stryker Corp.	1,117,000	1,600,000
US Bancorp	1,450,000	2,550,000
Wal-Mart Stores, Inc.	1,000,000	—

5

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 78.5%

Consumer Discretionary - 12.8%

Twenty-First Century Fox, Inc., Class A	12,416,400	$404,091,738

Twenty-First Century Fox, Inc., Class B	14,044,600	452,517,012

Viacom, Inc., Class B	3,000,000	193,920,000

Total Consumer Discretionary		1,050,528,750

Consumer Staples - 34.2%

Avon Products, Inc.	15,200,000	95,152,000

The Coca-Cola Co.	10,200,000	400,146,000

Hengan International Group Co., Ltd.	5,622,300	66,737,205

PepsiCo, Inc.	7,750,000	723,385,000

The Procter & Gamble Co.	11,850,000	927,144,000

Sysco Corp.	14,700,000	530,670,000

Unilever NV, ADR	1,693,000	70,835,120

Total Consumer Staples		2,814,069,325

Energy - 3.4%

ConocoPhillips	1,850,000	113,608,500

Exxon Mobil Corp.	2,000,000	166,400,000

Total Energy		280,008,500

Financials - 2.9%

The Bank of New York Mellon Corp.	1,800,000	75,546,000

State Street Corp.	700,000	53,900,000

US Bancorp	2,550,000	110,670,000

Total Financials		240,116,000

Health Care - 6.8%

CR Bard, Inc.	950,000	162,165,000

Johnson & Johnson	2,500,000	243,650,000

Stryker Corp.	1,600,000	152,912,000

Total Health Care		558,727,000

Industrials - 2.3%

Aggreko PLC	3,050,000	68,890,833

	Shares	Value
CH Robinson Worldwide, Inc.	1,900,000	$118,541,000

Total Industrials		187,431,833

Information Technology - 15.4%

Cisco Systems, Inc.	14,600,000	400,916,000

eBay, Inc.*	2,000,000	120,480,000

Microsoft Corp.	5,900,000	260,485,000

Oracle Corp.	12,100,000	487,630,000

Total Information Technology		1,269,511,000

Materials - 0.7%

Sigma-Aldrich Corp.	400,000	55,740,000

Total Common Stocks (cost $4,834,301,056)		6,456,132,408

Preferred Stocks - 5.5%

Samsung Electronics Co., Ltd., 2.130% (Information Technology) (cost $494,909,969)	513,017	455,928,833

Other Investment Companies - 16.6%[1]

Dreyfus Cash Management Fund, Institutional Class Shares, 0.04%	400,471,280	400,471,280

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	136,930,914	136,930,914

JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	435,517,394	435,517,394

JPMorgan Prime Money Market Fund, Capital Shares, 0.10%	390,536,092	390,536,092

Total Other Investment Companies (cost $1,363,455,680)		1,363,455,680

Total Investments - 100.6% (cost $6,692,666,705)		8,275,516,921

Other Assets, less Liabilities - (0.6)%		(51,681,212)

Net Assets - 100.0%		$8,223,835,709

The accompanying notes are an integral part of these financial statements.

6

AMG Yacktman Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

	AMG Yacktman	S&P 500®
Sector	Fund**	Index
Consumer Staples	30.9%	9.4%
Information Technology	17.9%	19.6%
Consumer Discretionary	12.6%	12.8%
Health Care	8.1%	15.4%
Financials	6.1%	16.6%
Energy	3.7%	7.9%
Industrials	2.2%	10.1%
Materials	0.9%	3.1%
Telecommunication Services	0.0%	2.3%
Utilities	0.0%	2.8%
Other Assets and Liabilities	17.6%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
PepsiCo, Inc.*	8.7%
The Procter & Gamble Co.*	8.1
Twenty-First Century Fox, Inc., Class A*	5.6
The Coca-Cola Co.*	4.9
Cisco Systems, Inc.*	4.8
Oracle Corp.*	4.6
Sysco Corp.*	4.2
Microsoft Corp.*	3.5
Johnson & Johnson*	2.9
Viacom, Inc., Class B*	2.6

Top Ten as a Group	49.9%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Yacktman Fund
Fund Snapshots (unaudited)
For the six months ended June 30, 2015

EQUITY PURCHASES & SALES

	Net Shares	Current
Purchases	Purchased	Shares Held
Avon Products, Inc.	2,061,500	16,400,000
Hengan International Group Co., Ltd.	61,000	6,685,400
The Procter & Gamble Co.	355,000	12,100,000
Unilever NV, ADR	435,000	1,835,000

Sales	Net Shares Sold	Current Shares Held
Anthem, Inc.	556,800	850,000
Bank of America Corp.	1,200,000	3,800,000
The Bank of New York Mellon Corp.	200,000	4,000,000
CH Robinson Worldwide, Inc.	50,000	2,700,000
Cisco Systems, Inc.	5,550,000	20,400,000
The Clorox Co.	655,000	800,000
The Coca-Cola Co.	1,800,000	14,500,000
Colgate-Palmolive Co.	40,000	1,300,000
Comcast Corp., Class A	1,900,000	2,800,000
Corning, Inc.	740,000	2,810,000
CR Bard, Inc.	746,000	1,350,000
eBay, Inc.	570,000	3,100,000
Exxon Mobil Corp.	200,000	3,100,000
The Goldman Sachs Group, Inc.	100,000	250,000
Hewlett-Packard Co.	278,000	2,600,000
Intel Corp.	200,000	2,100,000
Johnson & Johnson	400,000	3,500,000
Liberty Interactive Corp. QVC Group	2,900,000	—
Microsoft Corp.	1,056,000	9,200,000
Oracle Corp.	3,800,000	13,200,000
Patterson Cos., Inc.	2,050,000	—
PepsiCo, Inc.	1,360,000	10,800,000
Resource America, Inc.	551,826	—
Sigma-Aldrich Corp.	46,000	800,000
Stryker Corp.	1,035,000	2,400,000
US Bancorp	1,200,000	5,300,000
Wal-Mart Stores, Inc.	100,000	1,600,000
Wells Fargo & Co.	200,000	1,900,000

8

AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 80.7%

Consumer Discretionary - 12.6%

Apollo Education Group, Inc.*	1,875,000	$24,150,000

Comcast Corp., Class A	2,800,000	167,832,000

Staples, Inc.	2,000,000	30,620,000

Twenty-First Century Fox, Inc., Class A	19,896,000	647,515,320

Twenty-First Century Fox, Inc., Class B	9,144,000	294,619,680

Viacom, Inc., Class B	4,730,000	305,747,200

Total Consumer Discretionary		1,470,484,200

Consumer Staples - 30.9%

Avon Products, Inc.	16,400,000	102,664,000

The Clorox Co.	800,000	83,216,000

The Coca-Cola Co.	14,500,000	568,835,000

Colgate-Palmolive Co.	1,300,000	85,033,000

Hengan International Group Co., Ltd.	6,685,400	79,356,297

Lancaster Colony Corp.	460,000	41,791,000

PepsiCo, Inc.	10,800,000	1,008,072,000

The Procter & Gamble Co.	12,100,000	946,704,000

Sysco Corp.	13,481,700	486,689,370

Unilever NV, ADR	1,835,000	76,776,400

Wal-Mart Stores, Inc.	1,600,000	113,488,000

Total Consumer Staples		3,592,625,067

Energy - 3.7%

ConocoPhillips	2,750,000	168,877,500

Exxon Mobil Corp.	3,100,000	257,920,000

Total Energy		426,797,500

Financials - 6.1%

Bank of America Corp.	3,800,000	64,676,000

The Bank of New York Mellon Corp.	4,000,000	167,880,000

The Goldman Sachs Group, Inc.	250,000	52,197,500

State Street Corp.	1,140,000	87,780,000

US Bancorp	5,300,000	230,020,000

Wells Fargo & Co.	1,900,000	106,856,000

Total Financials		709,409,500

Health Care - 8.1%

Anthem, Inc.	850,000	139,519,000

CR Bard, Inc.	1,350,000	230,445,000

	Shares	Value
Johnson & Johnson	3,500,000	$341,110,000

Stryker Corp.	2,400,000	229,368,000

Total Health Care		940,442,000

Industrials - 2.2%

Aggreko PLC	3,728,228	84,210,076

CH Robinson Worldwide, Inc.	2,700,000	168,453,000

Total Industrials		252,663,076

Information Technology - 16.2%

Cisco Systems, Inc.	20,400,000	560,184,000

Corning, Inc.	2,810,000	55,441,300

eBay, Inc.*	3,100,000	186,744,000

Hewlett-Packard Co.	2,600,000	78,026,000

Intel Corp.	2,100,000	63,871,500

Microsoft Corp.	9,200,000	406,180,000

Oracle Corp.	13,200,000	531,960,000

Total Information Technology		1,882,406,800

Materials - 0.9%

Sigma-Aldrich Corp.	800,000	111,480,000

Total Common Stocks (cost $6,554,039,390)		9,386,308,143

Preferred Stocks - 1.7%

Samsung Electronics Co., Ltd., 2.130% (Information Technology) (cost $205,802,411)	221,551	196,896,962

Other Investment Companies - 17.6%[1]

Dreyfus Cash Management Fund, Institutional Class Shares, 0.04%	650,554,974	650,554,974

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	98,307,399	98,307,399

JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	590,863,845	590,863,845

JPMorgan Prime Money Market Fund, Capital Shares, 0.10%	700,804,063	700,804,063

Total Other Investment Companies (cost $2,040,530,281)		2,040,530,281

Total Investments - 100.0% (cost $8,800,372,082)		11,623,735,386

Other Assets, less Liabilities - 0.0%		4,421,257

Net Assets - 100.0%		$11,628,156,643

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Yacktman Focused Fund	$6,693,640,568	$1,779,697,660	$(197,821,307)	$1,581,876,353
AMG Yacktman Fund	8,803,373,358	3,051,139,206	(230,777,178)	2,820,362,028

*	Non-income producing security.
[1]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2015: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$2,747,332,120	$66,737,205	—	$2,814,069,325
Information Technology	1,269,511,000	—	—	1,269,511,000
Consumer Discretionary	1,050,528,750	—	—	1,050,528,750
Health Care	558,727,000	—	—	558,727,000
Energy	280,008,500	—	—	280,008,500
Financials	240,116,000	—	—	240,116,000
Industrials	118,541,000	68,890,833	—	187,431,833
Materials	55,740,000	—	—	55,740,000
Preferred Stocks†	—	455,928,833	—	455,928,833
Other Investment Companies	1,363,455,680	—	—	1,363,455,680

Total Investments in Securities	$7,683,960,050	$591,556,871	—	$8,275,516,921

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,513,268,770	$79,356,297	—	$3,592,625,067
Information Technology	1,882,406,800	—	—	1,882,406,800
Consumer Discretionary	1,470,484,200	—	—	1,470,484,200
Health Care	940,442,000	—	—	940,442,000
Financials	709,409,500	—	—	709,409,500
Energy	426,797,500	—	—	426,797,500
Industrials	168,453,000	84,210,076	—	252,663,076
Materials	111,480,000	—	—	111,480,000
Preferred Stocks†	—	196,896,962	—	196,896,962
Other Investment Companies	2,040,530,281	—	—	2,040,530,281

Total Investments in Securities	$11,263,272,051	$360,463,335	—	$11,623,735,386

†	All preferred stocks held in the Fund are level 2 securities. For detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (unaudited)
June 30, 2015

	AMG Yacktman	AMG Yacktman
	Focused Fund	Fund
Assets:
Investments at value*	$8,275,516,921	$11,623,735,386
Receivable for investments sold	19,887,409	18,994,290
Receivable for Fund shares sold	4,477,601	7,056,587
Dividends, interest and other receivables	10,872,050	14,939,554
Prepaid expenses	100,371	129,482
Receivable from affiliate	29,874	63,693
Total assets	8,310,884,226	11,664,918,992
Liabilities:
Payable for investments purchased	—	112,204
Payable for Fund shares repurchased	78,082,192	28,934,838
Accrued expenses:
Investment advisory and management fees	7,133,247	5,527,015
Shareholder servicing fees - Service Class	876,221	1,043,389
Administrative fees	145,953	202,028
Trustees fees and expenses	35,817	42,414
Other	775,087	900,461
Total liabilities	87,048,517	36,762,349

Net Assets	$8,223,835,709	$11,628,156,643
Net Assets Represent:
Paid-in capital	$5,810,019,285	$8,015,524,327
Undistributed net investment income	40,961,303	80,356,914
Accumulated net realized gain from investments	790,006,285	708,913,177
Net unrealized appreciation of investments and foreign currency translations	1,582,848,836	2,823,362,225
Net Assets	$8,223,835,709	$11,628,156,643
Service Class:
Net Assets	$5,848,953,333	$11,628,156,643
Shares outstanding	238,789,337	487,502,936
Net asset value, offering and redemption price per share	$24.49	$23.85
Institutional Class:
Net Assets	$2,374,882,376	n/a
Shares outstanding	96,857,937	n/a
Net asset value, offering and redemption price per share	$24.52	n/a
* Investments at cost	$6,692,666,705	$8,800,372,082

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited)
For the six months ended June 30, 2015

	AMG Yacktman Focused Fund	AMG Yacktman Fund
Investment Income:
Dividend income	$101,005,507	$127,077,936
Securities lending income	25,083	31,152
Interest income	815	79
Foreign withholding tax	(2,214,505)	(1,063,864)
Total investment income	98,816,900	126,045,303
Expenses:
Investment advisory and management fees	49,784,560	36,317,117
Shareholder servicing fees - Service Class	5,961,463	6,777,576
Administrative fees	1,015,527	1,326,934
Custodian	139,454	212,901
Reports to shareholders	295,698	320,115
Transfer agent	282,467	326,659
Trustees fees and expenses	273,437	356,184
Professional fees	204,022	248,959
Registration fees	44,575	70,876
Miscellaneous	93,332	115,281
Total expenses before offsets	58,094,535	46,072,602
Fee waivers	(238,938)	(384,213)
Net expenses	57,855,597	45,688,389

Net investment income	40,961,303	80,356,914
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	578,649,907	582,232,233
Net realized gain on foreign currency transactions	6,736	20,302
Net change in unrealized appreciation (depreciation) of investments	(1,137,988,703)	(1,329,597,783)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(94)	(125)
Net realized and unrealized loss	(559,332,154)	(747,345,373)

Net decrease in net assets resulting from operations	$(518,370,851)	$(666,988,459)

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets
For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

	AMG Yacktman Focused Fund		AMG Yacktman Fund
	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$40,961,303	$80,155,003	$80,356,914	$150,098,993
Net realized gain on investments and foreign currency transactions	578,656,643	948,974,649	582,252,535	607,410,711
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(1,137,988,797)	140,652,556	(1,329,597,908)	738,838,615
Net increase in net assets resulting from operations	(518,370,851)	1,169,782,208	(666,988,459)	1,496,348,319
Distributions to Shareholders:
From net investment income:
Service Class	—	(50,178,998)	—	(145,498,654)
Institutional Class	—	(28,198,472)	—	—
From net realized gain on investments:
Service Class	—	(512,802,995)	—	(456,523,228)
Institutional Class	—	(224,675,213)	—	—
Total distributions to shareholders	—	(815,855,678)	—	(602,021,882)
Capital Share Transactions:
Service Class:
Proceeds from sale of shares	296,889,383	1,121,706,931 [1]	1,002,921,174	2,037,800,943 [1]
Reinvestment of dividends and distributions	—	549,986,566	—	542,945,270
Cost of shares repurchased	(1,924,179,572)	(2,718,143,646)	(2,924,793,507)	(3,189,501,211)
Net decrease from Service Class share transactions	(1,627,290,189)	(1,046,450,149)	(1,921,872,333)	(608,754,998)
Institutional Class:
Proceeds from sale of shares	380,059,771	733,138,854	—	—
Reinvestment of dividends and distributions	—	180,148,985	—	—
Cost of shares repurchased	(1,272,258,488)	(890,290,974)	—	—
Net increase (decrease) from Institutional Class share transactions	(892,198,717)	22,996,865	—	—
Total decrease from capital share transactions	(2,519,488,906)	(1,023,453,284)	(1,921,872,333)	(608,754,998)

Total increase (decrease) in net assets	(3,037,859,757)	(669,526,754)	(2,588,860,792)	285,571,439
Net Assets:
Beginning of period	11,261,695,466	11,931,222,220	14,217,017,435	13,931,445,996
End of period	$8,223,835,709	$11,261,695,466	$11,628,156,643	$14,217,017,435
End of period undistributed net investment income	$40,961,303	—	$80,356,914	—

Share Transactions:
Service Class:
Sale of shares	11,686,513	43,745,093	40,670,828	84,370,480
Reinvested shares from dividends and distributions	—	20,943,895	—	21,308,685
Shares repurchased	(76,084,513)	(104,689,331)	(119,055,723)	(131,487,623)
Net decrease in Service Class shares	(64,398,000)	(40,000,343)	(78,384,895)	(25,808,458)
Institutional Class:
Sale of shares	15,027,556	28,333,706	—	—
Reinvested shares from dividends and distributions	—	6,860,205	—	—
Shares repurchased	(50,090,052)	(34,518,463)	—	—
Net increase (decrease) in Institutional Class shares	(35,062,496)	675,448	—	—

[1]	Includes a contribution of capital by the Subadvisor. (See Note 2 in the Notes to the Financial Statements.)

The accompanying notes are an integral part of these financial statements.

14

AMG Yacktman Focused Fund
Financial Highlights
For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Service Class	(unaudited)	2014	2013	2012†	2011††	2010††
Net Asset Value, Beginning of Period	$25.88	$25.15	$20.52	$18.78	$17.68	$16.13
Income from Investment Operations:
Net investment income[2]	0.10 [1]	0.17 [1]	0.15 [1]	0.18 [1]	0.12	0.10
Net realized and unrealized gain (loss) on investments	(1.49)	2.54	5.39	1.79	1.19	1.81
Total from investment operations	(1.39)	2.71	5.54	1.97	1.31	1.91
Distributions to Shareholders from:
Net investment income	—	(0.18)	(0.14)	(0.16)	(0.12)	(0.10)
Net realized gain on investments	—	(1.80)	(0.77)	(0.07)	(0.09)	(0.26)
Total distributions to shareholders	—	(1.98)	(0.91)	(0.23)	(0.21)	(0.36)
Net Asset Value, End of Period	$24.49	$25.88	$25.15	$20.52	$18.78	$17.68
Total Return[2]	(5.37)%[8]	10.67%	27.01%	10.57%	7.41%	11.84%
Ratio of net expenses to average net assets (with offsets/reductions)	1.21%[9]	1.22%	1.25%[4]	1.25%[5]	1.25%	1.25%
Ratio of expenses to average net assets (with offsets)	1.21%[9]	1.22%	1.25%[4]	1.25%[5]	1.25%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.22%[9]	1.23%	1.26%[4]	1.26%[5]	1.25%	1.27%
Ratio of net investment income to average net assets[2]	0.77%[9]	0.65%	0.62%[4]	0.90%[5]	0.89%	0.93%
Portfolio turnover	2%[8]	16%	17%	3%	2%	6%
Net assets at end of period (000’s omitted)	$5,848,953	$7,847,093	$8,630,019	$6,603,059	$4,443,199	$1,999,593

	For the six months ended June 30, 2015	For the years ended December 31,		For the period ended
Institutional Class	(unaudited)	2014	2013	December 31, 2012*
Net Asset Value, Beginning of Period	$25.88	$25.15	$20.52	$19.46
Income from Investment Operations:
Net investment income[1,2]	0.12	0.21	0.19	0.08
Net realized and unrealized gain (loss) on investments	(1.48)	2.56	5.39	1.13
Total from investment operations	(1.36)	2.77	5.58	1.21
Distributions to Shareholders from:
Net investment income	—	(0.23)	(0.18)	(0.11)
Net realized gain on investments	—	(1.81)	(0.77)	(0.04)
Total distributions to shareholders	—	(2.04)	(0.95)	(0.15)
Net Asset Value, End of Period	$24.52	$25.88	$25.15	$20.52
Total Return[2]	(5.26)%[8]	10.88%	27.19%	6.22%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.04%[9]	1.05%	1.08%[4]	1.08%[5,9]
Ratio of expenses to average net assets (with offsets)	1.04%[9]	1.05%	1.08%[4]	1.08%[5,9]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.05%[9]	1.06%	1.09%[4]	1.08%[5,9]
Ratio of net investment income to average net assets[2]	0.95%[9]	0.82%	0.78%[4]	0.91%[5,9]
Portfolio turnover	2%[8]	16%	17%	3%[8]
Net assets at end of period (000’s omitted)	$2,374,882	$3,414,602	$3,301,204	$712,316

15

AMG Yacktman Fund
Financial Highlights
For a share outstanding throughout each year

	For the six months ended June 30, 2015	For the years ended December 31,
Service Class	(unaudited)	2014	2013	2012†	2011††	2010††
Net Asset Value, Beginning of Period	$25.12	$23.54	$19.12	$17.51	$16.54	$15.22
Income from Investment Operations:
Net investment income[2]	0.15 [1]	0.26 [1]	0.23 [1]	0.26 [1]	0.18	0.15
Net realized and unrealized gain (loss) on investments	(1.42)	2.43	5.07	1.73	1.02	1.77
Total from investment operations	(1.27)	2.69	5.30	1.99	1.20	1.92
Distributions to Shareholders from:
Net investment income	—	(0.27)	(0.21)	(0.25)	(0.18)	(0.15)
Net realized gain on investments	—	(0.84)	(0.67)	(0.13)	(0.05)	(0.45)
Total distributions to shareholders	—	(1.11)	(0.88)	(0.38)	(0.23)	(0.60)
Net Asset Value, End of Period	$23.85	$25.12	$23.54	$19.12	$17.51	$16.54
Total Return[2]	(5.06)%[8]	11.33%	27.74%	11.47%	7.30%	12.64%
Ratio of net expenses to average net assets (with offsets/reductions)	0.70%[9]	0.71%	0.74%[6]	0.76%[7]	0.80%	0.85%
Ratio of expenses to average net assets (with offsets)	0.70%[9]	0.71%	0.74%[6]	0.76%[7]	0.80%	0.85%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.71%[9]	0.71%	0.75%[6]	0.76%[7]	0.80%	0.85%
Ratio of net investment income to average net assets[2]	1.23%[9]	1.08%	1.05%[6]	1.41%[7]	1.28%	1.30%
Portfolio turnover	1%[8]	9%	17%	7%	3%	10%
Net assets at end of period (000’s omitted)	$11,628,157	$14,217,017	$13,931,446	$8,670,983	$6,293,083	$3,416,492

Notes to Financial Highlights (unaudited)

†	At the start of business June 29, 2012, the AMG Yacktman Focused Fund and AMG Yacktman Fund were re-organized into respective series of the AMG Funds.
††	Audited by previous independent registered public accounting firm.
*	Commencement of operations was on July 24, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.017% of average net assets for the Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.006% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[8]	Not annualized.
[9]	Annualized.

16

Notes to Financial Statements (unaudited)
June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Focused Fund (“Yacktman Focused”) and AMG Yacktman Fund (“Yacktman Fund”), each a “Fund” and collectively the “Funds.” The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2015, Yacktman Focused and Yacktman Fund had redemption fees amounting to $409,086 and $153,418, respectively.

Each Fund has established three classes of shares: Service Class, Investor Class and Institutional Class. Currently, Yacktman Focused offers Service Class shares and Institutional Class shares, Yacktman Fund offers only Service Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Effective June 22, 2015, Yacktman Focused and Yacktman Fund are accepting new investors. Prior to that date the Funds were closed to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. Each fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded.

17

Notes to Financial Statements (continued)

The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENTS INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the year ended June 30, 2015, the custodian expense was not reduced.

Overdrafts fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, the Funds did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, tax equalization and wash sales.

18

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2014 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period and capital losses that are carried forward retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2015, such amounts may be used to offset future realized capital gains for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

At June 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Focused - two collectively own 53%; Yacktman Fund - three collectively own 54%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

19

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Yacktman Focused	1.00%
Yacktman Fund
on first $500 million	0.65%
on next $500 million	0.60%
on balance over $1 billion	0.55%

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of the Yacktman Focused Fund Service Class’s average daily net assets and 2.00% of the Yacktman Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective expense contractual expense limitation amount. As of June 30, 2015, the Funds had no reimbursement available for repayment.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares and JPMorgan Prime Money Market Fund, Capital Shares. For the six months ended June 30, 2015, the management fee for Yacktman Focused and Yacktman Fund was reduced by $238,938 and $384,213, respectively.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.03% of average net assets of each

Fund for the first $300 million of assets under management, 0.025% for the next $200 million and 0.02% on amounts in excess of $500 million per annum.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each financial intermediary’s average daily net assets as shown in the table below.

20

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended June 30, 2015, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Yacktman Focused
Service Class	0.20%	0.17%
Yacktman Fund
Service Class	0.20%	0.10%

During the year end December 31, 2014, the Service Class of Yacktman Focused and Yacktman Fund each recorded a capital contribution by the subadvisor of $22,119 and $25,956, respectively. The contribution represented a payment in connection with a foreign currency exchange trading error made by Yacktman.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the Program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2015, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Yacktman Focused lent varying amounts not exceeding $21,256,544 for seven days earning interest of $815 and Yacktman Fund lent $4,600,549 for one day earning interest of $79. The interest amounts are included in the Statement of Operations as interest income. At June 30, 2015, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2015, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Yacktman Focused	$160,602,998	$1,963,609,377
Yacktman Fund	61,381,422	1,526,328,239

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds participated in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2015, the Funds did not have any securities on loan.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

21

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Yacktman Focused Fund and AMG Yacktman Fund: Approval of Investment Management and Subadvisory Agreements on June 24-25, 2015.

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement and separately an amendment to the Investment Management Agreement, in each case with AMG Funds, LLC (“the Investment Manager), (collectively the “Investment Management Agreement”) for each of AMG Yacktman Focused Fund and AMG Yacktman Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement and separately an amendment to the Investment Management Agreement, in each case with the Investment Manager (collectively the “Investment Management Agreement”) for each of AMG Yacktman Focused Fund and AMG Yacktman Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and

22

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund (which is expected to expire on May 1, 2016 for AMG Yacktman Fund). The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Service Class shares (which share class has the earliest inception date and the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was below, below, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for the relevant time periods. The Trustees also noted that the Fund ranked in the top one percent relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered and that the Fund’s performance is being appropriately monitored.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Service Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was below, below, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for the relevant time periods. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered and that the Fund’s performance is being appropriately monitored.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

23

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for each Fund (which is expected to expire on May 1, 2016 for AMG Yacktman Fund). The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of such profitability or the Subadvisor’s revenues might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy, diversification and dispersion between the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25% for Service Class shares and noted that the Fund was operating below its expense cap as of March 31, 2015. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2015 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 2.00% for Service Class shares and noted that the Fund was operating below its expense cap as of March 31, 2015. The

Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

24

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Yacktman Asset Management LP

6300 Bridgeport Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Website at www.sec.gov. For information regarding each Funds’ proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2015

AMG Yacktman Special Opportunities Fund
Institutional Class: YASLX

www.amgfunds.com	SAR079-0615

AMG Yacktman Special Opportunities Fund
Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	5

FUND PERFORMANCE	6

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	13
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	14
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	15
Detail of changes in assets for the period

Financial Highlights	16
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes To Financial Statements	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

June 30, 2015 – Mid-Year Update

For the six months ending 6/30/2015, the AMG Yacktman Special Opportunities Fund (the “Fund”) delivered a return of -0.95%. The benchmark, the MSCI ACWI All-Cap Index, returned 3.19% during the same period. Over the last twelve months, the Fund has returned -6.29% vs. 0.80% for the index, an underperformance of -7.09%.

In the Fund’s inaugural letter in December, we stated that our investment style will have periods of underperformance, and the first twelve months quickly proved this claim. We also emphasized that short-term measurements are not sufficient to judge any investment strategy but long-term results truly matter. We believe the intrinsic value of our portfolio holdings is higher than current market prices and are even more enthusiastic about the portfolio than we were at year-end. We have added to a number of positions as our estimate of future returns became more attractive.

Fund Opening

As of July 1, 2015, we opened a Service share class (YASSX), which broadens the Fund distribution and opens the door for new shareholders to invest with us. In our first letter to investors, we explained the Fund’s investment strategy and philosophy in an “owner’s manual,” and we encourage all potential investors to review it in detail via www.amgfunds.com. (It serves as a good reminder for existing investors as well.)

In the long term, we believe that our stock selection and performance record will be the ultimate illustration of how our investment process works. As we build that track record, the owner’s manual will serve as a guidebook for how we intend to operate. As a brief reminder, the Fund is built on the following key principles:

•	Absolute value – we invest in securities which we believe are undervalued on an absolute basis (i.e. based on the underlying or intrinsic value of the business)

•	Concentration – we concentrate in our top positions so that our “best ideas” have a meaningful impact

•	Risk-adjusted returns – we focus on both the return and risk side of the investment, with the goal of minimizing the risk of permanent capital loss by demanding a large margin of safety in our holdings

•	Flexible mandate – we invest across a broad investment universe, as a wide opportunity set maximizes our chances of finding investments that meet our strict risk/reward criteria

In addition to the key principles described above, our dedicated and understanding group of shareholders is one of our biggest advantages. The Fund is unique in many ways and not right for everyone. With the opening of the Fund to new investors, we welcome those who share our investment philosophy and time horizon.

A Word on (In)Efficient Markets

Much has been written about the Efficient Market Hypothesis, or the idea that market prices accurately reflect the underlying value of stocks at any point in time. Yet stocks prices are influenced by human actions, and there is also a great deal of research showing that humans make irrational decisions. A relatively new field – behavioral economics – is based on studying this phenomenon. The stock market, as a collection of thousands of decisions by very smart people, generally does a good job and stock prices are appropriately valued most of the time (another point in favor of a wide mandate). But sometimes, the behavior of the overall market confounds even the purest efficient market believers – in complicated systems like the stock market, strange things happen. A recent case study:

The South Korean stock market regulator, the Financial Services Commission, mandates a limit on daily stock price movement in order to combat excess volatility. In 2014, a rule change was announced which modified the daily price movement cap from ±15% to ±30%. Monday, June 15 was the first trading day under the new rule. Theoretically, this change should not influence security prices, as there is no change in the underlying value of each company’s cash flows. In practice, it had a dramatic and positive impact on one of the Fund’s holdings.

Keyang Electric Machinery Co., Ltd. (012200 KS, 012205 KS) sells power tools in South Korea and China. It has high market share in the domestic market, but is otherwise an average business. We invested because of a peculiarity of the Korean market where we were able to buy into the preferred equity at a ~50% discount to its common share price. Keyang has both common and preferred share classes outstanding which are essentially identical securities, although the preferred are more illiquid and lack voting rights1. The day before the new ±30% rule, the preferred shares traded at a 41% discount to the common.

On Monday, June 15, Keyang’s preferred shares gained 30% (limit up) on heavy volume despite the lack of company-specific news or regulatory filings. The next day, shares were up more than 20% mid-day before crashing to close -1.4% on even heavier volume. In those two days, Keyang preferred shares traded over 2.1 million shares. For perspective, the preferred shares traded only a 1.6 million shares for the entire year up to that point. Here are the first 7 trading days for the preferred shares (012205 KS) after the new rule took effect:

	012200 KS (Common)			012205 KS (Preferred)			Discount /
Trade Date	Share Price	% Change	Volume	Share Price	% Change	Volume	Premium
6/12/2015	4,700		353,979	2,780		66,390	-40.90%
6/15/2015	4,795	2.00%	749,704	3,610	29.90%	747,290	-24.70%
6/16/2015	4,750	-0.90%	760,149	3,560	-1.40%	2,140,110	-25.10%
6/17/2015	4,710	-0.80%	307,838	3,570	0.30%	1,039,350	-24.20%
6/18/2015	4,645	-1.40%	287,833	3,385	-5.20%	650,340	-27.10%
6/19/2015	4,705	1.30%	160,283	3,165	-6.50%	305,760	-32.70%
6/22/2015	4,815	2.30%	220,336	4,110	29.90%	784,600	-14.60%
6/23/2015	4,850	0.70%	247,678	5,340	29.90%	1,235,090	10.10%
6/24/2015	4,780	-1.40%	302,718	6,930	29.80%	1,040,560	45.00%

2

Letter to Shareholders (continued)

From June 15 to June 24, Keyang’s preferred shares gained ~150% while the common shares were up only 2%. By then, Keyang’s preferred shares were trading at a 45% premium to the common. With only 1.4 million preferred shares outstanding, the outsized volume meant the entire preferred share class turned over more than five times in only eight trading days.

The underlying cash flows for the preferred shares did not change, and there is no economic justification for the preferred shares to trade at a large premium to the common shares. So what caused this price action? Honestly, we have no idea. It seems like the 30% rule became a sort of feedback loop (Keyang’s preferred shares were bid up heavily because they were up in the first place). We would argue that the movement in Keyang’s share price would be hard for efficient market believers to defend.

We took advantage of this strange trading behavior and sold our position in Keyang, registering a nice gain. All in the name of (in)efficient markets…

[1]	There are roughly 100 of these preferred shares in Korea (a legacy of the country’s chaebol/conglomerate days). Unlike the U.S., these preferred shares are essentially equivalent to common shares, and yet most trade at wide price discounts despite having equal claims on profits and cash flows, and receiving a slightly higher dividend.

Portfolio Review

As of June 30, 2015, the Fund was invested in 46 positions, with the top 10 positions representing 42% of total capital, a comfortable level of concentration for us. One byproduct of a concentrated approach is a Fund portfolio that differs by a wide margin from the benchmark index. We feel that this difference is an advantage, believing that security selection is more critical for long-term outperformance versus matching the Index. This will sometimes cause results to be out-of-step in the short-term.

The number of portfolio holdings is at the higher end of our target level, primarily from two factors: 1) the “settling in” of the portfolio in our inaugural year and 2) the mix between various investment types (special situations or deep value investments often have smaller weightings in the portfolio versus high-quality companies where time is working in our favor). The mix of our various investments types will change over time, but we intend to maintain this concentrated style. Our cash position is currently down to less than 5%, meaning we are nearly fully invested. Our cash position will fluctuate depending on the opportunities available but we have found a number of securities across a range of markets which we think offer excellent value despite high market levels overall.

70% of the Fund is invested outside of the United States. As the U.S. Dollar has persistently strengthened over the last year, foreign currency has been a major headwind for the Fund. We also hold more international securities versus the benchmark, so currency has been a significant factor in our relative under-performance. Here is how foreign currency rates have evolved over the past year:

Currency Pair	6/30/2014	12/31/2014	% Change	6/30/2015	% Change
EUR/USD	1.369	1.210	-11.6%	1.114	-8.0%
GBP/USD	1.710	1.558	-8.9%	1.573	0.9%
AUD/USD	0.943	0.818	-13.2%	0.770	-5.9%
USD/CAD	1.067	1.158	8.6%	1.248	7.7%
USD/JPY	101.3	119.8	18.3%	122.3	2.1%
USD/KRW	1,011.7	1,091.5	7.9%	1,118.3	2.5%

Every currency moved against us over the last year, and some by a significant margin. In the short-term, these movements are frustrating. But predicting currency movement is difficult (some might argue impossible), so we try to avoid fooling ourselves into a false sense of security by attempting to forecast their direction. Instead, we remain conscious of currency exposure at the individual company level by confirming that revenues and costs are appropriately matched.

This was an active six months and it’s likely the rate of portfolio changes will slow in the future. Most of our companies generate attractive returns on capital and are reinvesting back into the company, so intrinsic value is increasing over time – for these holdings, a long holding period is our friend. However, we will not hesitate to sell positions which no longer meet our risk/reward criteria and have done so with a number of companies.

Fund Contributors / Detractors

Over the prior six months, the top three contributors to the Fund on an absolute basis were Texhong Textiles Group Ltd. (2678 HK), Lamprell Plc (LAM LN) and Computer Services, Inc. (CSVI).

Based in Hong Kong, Texhong Textiles is one of the largest producers of cotton core-spun yarn in the world. The company produces ~500,000 tons of yarn annually from an installed base of over 2 million spindles in China and Vietnam. Like others in the textile trade, Texhong is dependent on raw materials, namely cotton, which make up over 50% of costs. To insulate against cotton price movements, its sales contracts are structured on a cost-plus basis, where changes in raw material prices are passed along to the customer. The stock fell sharply last year due to changes in China’s domestic cotton policy which caused a decline in the local cotton price. There is a 3-6 month lag before raw material price changes flow through the system, and this timing delay caused margins to contract. Now that cotton prices have stabilized, margins should recover. These temporary margin swings make for a volatile stock, despite continued growth in underlying business value.

Lamprell was one of the top detractors in our last letter, so sentiment and share price have made a rapid turnaround. The new management team continues to reposition the business away from new-build drilling rigs (an oversupplied market, especially at low oil prices) into other areas such as offshore construction. Lamprell has a number of advantages including a low-cost labor force, favorable tax status, and long-standing reputation for quality in the region. Cost cuts and efficiency improvements should help the company maintain margins even in the face of volatile oil markets.

CSVI has continued its steady run, reporting another record year. The business has been in operation for 50 years – if you invested $50 in CSVI in 1965, it would be worth $214,428 today, for a CAGR of 18.2% per year (an impressive performance!). Despite that track record, CSVI remains a small company and recent results are excellent. On a risk-adjusted basis, we believe it remains one of our most attractive positions.

The top three detractors in the Fund on an absolute basis during this half were Hargreaves Services plc (HSP LN), IMF Bentham Ltd. (IMF AU) and Emeco Holdings (EHL AU).

3

Letter to Shareholders (continued)

Hargreaves Services plc (HSP LN) continued its run at the top of our detractors list – it is the biggest reason for our Fund’s underperformance inception-to-date. Sentiment towards the coal industry is at an all-time low. While our investment strategy is not predicated on being contrarian, it is often a necessary byproduct of our investment process (securities are not usually cheap when everything is rosy). Although Hargreaves mines some coal, the company should be viewed as a distributor, as the majority of the business is insulated from coal price movements. Hargreaves’ Production division will lose money in FY’16, but management has chosen to bear short-term mining losses in order to supply the Energy and Commodities Specialty coal business, which is the company’s key profit contributor. We do not think that management will tolerate indefinite losses in this segment and will make the rational decisions to protect shareholder capital in the long-term. The company is highly cash generative, profitable and debt-free. With sound capital allocation, we think the downside is limited and there is significant upside if conditions improve even slightly.

Another main detractor was IMF Bentham Ltd. (IMF AU). Bentham is an Australian litigation funder, providing capital on a contingency basis to plaintiffs for costs of conducting litigation in exchange for a portion of a positive legal outcome. Bentham splits the proceeds with the plaintiff, taking around 1/3 as a success fee but paying any adverse costs on negative rulings. Legal work is outsourced to third party law firms, so Bentham’s model is better classified as an investment manager. The case team, made up of former litigators with years of experience, determines which cases meet the company’s risk/reward criteria, with only 3-5% of cases passing. Bentham is the pioneer in the field, getting its start in Australia in 2001 and growing to dominate the domestic market with roughly 70-80% market share. As of April 30, 2015, Bentham had completed 172 cases generating more than $1bn (AUD) for clients and almost $350m (AUD) in revenue for Bentham. The case track record is exceptional, with 148 wins or settlements in 172 cases, or an 86% success rate (93%, adjusted for withdrawn cases) for a net return on investment of 157%.

Bentham had a great first half of FY’15, with 10 settled claims generating $78m (AUD) in gross settlement revenue (vs. $76m (AUD) for all of FY’14). But then Bentham’s luck turned, and the company lost six cases in the span of several months (after losing four in the first thirteen years). The company expects to lose money in the 2H’15 and the stock reacted accordingly. After starting the year at $2.11 (AUD), the share price peaked at $2.46 (AUD) but has since fallen by more than 30%. Despite the string of losses, we continue to like the business model and management. Also, Bentham is a unique security because its financial results are almost completely uncorrelated with the broader Australian stock market or economy. In the context of our overall portfolio, this feature can be extremely valuable. As evidence, Bentham’s stock provided a total return of 92% from 12/31/2007 to 3/9/2009, versus -53% for the S&P 500 Index and -62% for the S&P/ASX 200 Index. Lady Justice can be fickle, but we anticipate the scales tipping back in Bentham’s favor.

Emeco Holdings (EHL AU) is one of the largest contract mining companies in the world, and the share price has declined due to challenges with the global mining downturn. The business is straightforward, as Emeco rents out its fleet of dump trucks and excavators to major mining companies. Historically, the company generated healthy cash flows through the cycle, boosted by regular equipment disposals (there is a robust aftermarket for used Caterpillar equipment). However, the collapse in commodity prices has caused a massive disruption in Australian mining, pressuring margins and utilization for equipment firms. Emeco remains cash flow positive, has hundreds of millions of dollars of equipment which can be sold or moved, and most importantly a covenant-lite 2019 bond, which gives the management team breathing room to right size the business. Although there remains a great deal of uncertainty, there are positive signs: Emeco’s utilization has improved markedly after bottoming at the end of last year, management has recently instituted a major cost savings program and, unlike many rivals, the business is diversified geographically (revenues in Canada and Chile have held up well). With a leveraged capital structure, the market is pricing in the potential for bankruptcy – a scenario we view as a low probability – while the upside is many multiples of the current stock price. Recent involvement by activist shareholders give us comfort that the company will stay focused on managing the business prudently for shareholders.

Fulcrum Fees

One unique aspect of the Fund is the fee structure. Rather than follow the conventional flat fee approach, we chose to designate a variable portion of our management fee. In the Fund, 75bps of the fee is “at risk” and subject to upward or downward adjustments based on the Fund’s performance versus the benchmark. While our primary focus is producing a positive absolute return over the long-term, we also strive to outperform the benchmark index as well. While there are some problems with index comparisons, it is a low-cost alternative to our strategy and so we accept the challenge of beating the Index over time.

The Fund underperformed against the benchmark in its first 12 months – and so our fee is reduced. Each month, we will reevaluate the trailing 12-month performance versus the benchmark and revise the fee accordingly. At the same time, positive outperformance will be rewarded with a higher fee, but only when our shareholders are benefiting from the good performance as well. We hope there will be more months with a positive versus negative revision, as that means we are achieving our goal of compounding capital over time. Please read the prospectus for a full description of how the fee structure works.

We strongly believe that our management fees are earned and not a given. A fulcrum fee structure helps to align the interests of the manager with the Fund’s investors (having our own personal capital invested in the Fund is another strong incentive). We have earned your trust by nature of your investment in the Fund and we hope to continue earning it through our performance over time.

Concluding Thoughts

We are confident in how the Fund’s portfolio is positioned and continue to search for companies that meet our investment criteria. Our goal remains to protect and grow shareholder capital over the long-term. To existing shareholders, thank you for your continued trust and support.

This commentary reflects the viewpoints of the Yacktman Asset Management LP as of 6/30/15 and is not intended as a forecast or guarantee of future results.

4

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2015	Expense Ratio for the Period	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expenses Paid During the Period*
AMG Yacktman Special Opportunities Fund
Institutional Class
Based on Actual Fund Return	1.57%	$1,000	$990	$7.75
Hypothetical (5% return before expenses)	1.57%	$1,000	$1,017	$7.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

5

Fund Performance (unaudited)
Period ended June 30, 2015

The table below shows the average annual total returns for the AMG Yacktman Special Opportunities Fund and the MSCI ACWI All Cap Index for the same time periods ended June 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Since Inception	Inception Date
AMG Yacktman Special Opportunities Fund [2,3,4,5,6,7]
Institutional Class	(0.95)%	(6.29)%	(6.29)%	06/30/14

MSCI ACWI All Cap Index[8]	3.19%	0.80%	0.80%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars($).
[2]	During the period, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.
[4]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[5]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products. The Fund is subject to risks associated with investments in small- and mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[6]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. High-yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[7]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities, which may place the Fund at greater risk than a more diversified fund. Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[8]	The MSCI All Country Index (ACWI) All Cap captures large, mid, small and micro cap representation across 23 Developed Markets countries and large, mid and small cap representation across 23 Emerging Markets Countries. Unlike the Fund, the Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided ’as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC Insured, nor bank guaranteed. May lose value.

6

AMG Yacktman Special Opportunities Fund
Fund Snapshots (unaudited)
June 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Yacktman Special Opportunities Fund**	MSCI ACWI All Cap Index
Industrials	32.1%	11.4%
Consumer Discretionary	20.5%	13.1%
Information Technology	18.3%	13.8%
Energy	10.3%	6.9%
Financials	8.8%	22.0%
Materials	3.3%	5.6%
Health Care	2.0%	12.1%
Consumer Staples	1.7%	8.8%
Utilities	0.4%	3.0%
Telecommunication Services	0.0%	3.3%
Other Assets and Liabilities	2.6%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Computer Services, Inc.*	7.5%
Emeco Pty, Ltd.	6.3
Samsung Electronics Co., Ltd.*	5.0
IMF Bentham, Ltd.*	4.9
Hargreaves Services PLC*	4.6
Texhong Textile Group, Ltd.*	4.0
America’s Car-Mart, Inc.*	3.5
Raven Industries, Inc.	3.3
Lamprell PLC*	3.1
Automodular Corp.*	3.1

Top Ten as a Group	45.3%

*	Top Ten Holdings as of December 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Yacktman Special Opportunities Fund
Fund Snapshots (unaudited)
For the six months ended June 30, 2015

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
CMI, Ltd.	383,287
Raven Industries, Inc.	28,000
Sotsu Co., Ltd.	13,600
Spice Private Equity AG	16,300
Twenty-First Century Fox, Inc., Class B	11,000

NEW CORPORATE BOND & NOTE POSITIONS

New Purchases	Current Shares Held
Emeco Pty, Ltd.	1,500,000

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Automodular Corp.	13,700	277,900
CMI, Ltd.	383,287	383,287
Emeco Holdings, Ltd.	875,000	2,500,000
Hargreaves Services PLC	50,500	150,000
IMF Bentham, Ltd.	140,000	650,000
Lai Sun Development Co., Ltd.	3,095,000	10,795,000
Ocean Wilsons Holdings, Ltd.	4,000	30,000
Pardee Resources Co., Inc.	224	1,900
Preformed Line Products Co.	835	4,200
Raven Industries, Inc.	28,000	28,000
Samsung C&T Corp.	3,000	—
Sotsu Co., Ltd.	13,600	13,600
Spice Private Equity AG	16,300	16,300
Twenty-First Century Fox, Inc., Class B	11,000	11,000

Sales	Net Shares Sold	Current Shares Held
Amsterdam Commodities N.V.	4,000	5,500
DreamWorks Animation SKG, Inc., Class A	4,200	6,000
Goldlion Holdings, Ltd.	230,000	390,000
Huvitz Co., Ltd.	17,038	—
II-VI, Inc.	10,000	8,000
Keyang Electric Machinery Co., Ltd.	39,899	—
Lamprell PLC	62,075	230,000
Martha Stewart Living Omnimedia, Inc., Class A	25,000	25,000
Maxim Power Corp.	18,300	34,700
Samsung C&T Corp.	3,000	—
Texhong Textile Group, Ltd.	179,000	780,000
AMOREPACIFIC Group	235	—

CORPORATE BONDS & NOTES PURCHASES

Purchases	Net Shares Purchased	Current Shares Held
Emeco Pty, Ltd.	1,500,000	1,500,000

8

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2015

	Shares	Value
Common Stocks - 82.1%

Consumer Discretionary - 19.1%

America’s Car-Mart, Inc. (United States)*	12,500	$616,500

Automodular Corp. (Canada)	277,900	538,445

DreamWorks Animation SKG, Inc., Class A (United States)*	6,000	158,280

Goldlion Holdings, Ltd. (Hong Kong)	390,000	177,043

Martha Stewart Living Omnimedia, Inc., Class A (United States)*	25,000	156,000

Retail Holdings N.V. (Curacao)	19,000	389,500

Sotsu Co., Ltd. (Japan)	13,600	244,406

Texhong Textile Group, Ltd. (Hong Kong)	780,000	708,400

Twenty-First Century Fox, Inc., Class B (United States)	11,000	354,420

Total Consumer Discretionary		3,342,994

Consumer Staples - 0.8%

Amsterdam Commodities N.V. (Netherlands)	5,500	139,159

Energy - 10.3%

Hargreaves Services PLC (United Kingdom)	150,000	802,344

Lamprell PLC (United Arab Emirates)*	230,000	543,848

Pardee Resources Co., Inc. (United States)	1,900	456,000

Total Energy		1,802,192

Financials - 8.8%

IMF Bentham, Ltd. (Australia)	650,000	861,951

Lai Sun Development Co., Ltd. (Hong Kong)	10,795,000	259,028

Spice Private Equity AG (Switzerland)*	16,300	415,650

Total Financials		1,536,629

Health Care - 2.0%

Hogy Medical Co., Ltd. (Japan)	2,500	128,246

Stallergenes, S.A. (France)	3,550	216,685

Total Health Care		344,931

Industrials - 24.5%

Aggreko PLC (United Kingdom)	17,400	393,017

Catering International Services (France)	13,700	285,461

CMI, Ltd. (Australia)	383,287	464,289

Emeco Holdings, Ltd. (Australia)*	2,500,000	156,770

Freund Corp. (Japan)	20,200	244,113

Mitani Corp. (Japan)	22,100	523,675

NAC Co., Ltd. (Japan)[1]	37,000	310,872

Nam Lee Pressed Metal Industries, Ltd. (Singapore)	390,000	83,974

Ocean Wilsons Holdings, Ltd. (Bermuda)	30,000	423,056

	Shares	Value
Preformed Line Products Co. (United States)	4,200	$158,424

Raven Industries, Inc. (United States)	28,000	569,240

Rocky Mountain Dealerships, Inc. (Canada)[1]	23,000	169,416

Utoc Corp. (Japan)	19,100	85,223

Valmont Industries, Inc. (United States)[1]	3,500	416,045

Total Industrials		4,283,575

Information Technology - 12.9%

Computer Services, Inc. (United States)	29,768	1,317,234

II-VI, Inc. (United States)*	8,000	151,840

MOCON, Inc. (United States)[1]	26,664	425,291

Tessi, S.A. (France)	3,700	357,727

Total Information Technology		2,252,092

Materials - 3.3%

Agro-Kanesho Co., Ltd. (Japan)	10,800	80,603

SK Kaken Co., Ltd. (Japan)[1]	5,000	502,104

Total Materials		582,707

Utilities - 0.4%

Maxim Power Corp. (Canada)*	34,700	75,845

Total Common Stocks (cost $15,676,164)		14,360,124

Preferred Stocks - 9.1%

Consumer Discretionary - 1.4%

Daekyo Co., Ltd., 4.900% (South Korea)	38,498	167,563

Nexen Corp., 1.410% (South Korea)	2,301	84,419

Total Consumer Discretionary		251,982

Consumer Staples - 0.9%

LG Household & Health Care, Ltd., 1.260% (South Korea)	500	151,807

Industrials - 1.4%

Daelim Industrial Co., Ltd., 0.480% (South Korea)	2,600	72,626

Sebang Co., Ltd., 1.650% (South Korea)	22,000	174,943

Total Industrials		247,569

Information Technology - 5.4%

Daeduck GDS Co., Ltd., 4.210% (South Korea)	10,705	70,154

Samsung Electronics Co., Ltd., 2.130% (South Korea)	980	870,946

Total Information Technology		941,100

Total Preferred Stocks (cost $1,712,013)		1,592,458

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 6.2%

Industrials - 6.2%

Emeco Pty, Ltd., 9.875%, 03/15/19 (Australia)	$1,500,000	$1,095,000

Total Corporate Bonds and Notes (cost $1,193,121)		1,095,000

Short-Term Investments - 8.3%

Repurchase Agreements - 3.6%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $628,267 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $639,391)	628,264	628,264

	Shares

Other Investment Companies - 4.7%[3]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	826,762	826,762

Total Short-Term Investments (cost $1,455,026)		1,455,026

Value
Total Investments - 105.7% (cost $20,036,324)	$18,502,608

Other Assets, less Liabilities - (5.7)%	(1,005,758)

Net Assets - 100.0%	$17,496,850

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $20,057,348 for federal income tax purposes at June 30, 2015, the aggregate gross unrealized appreciation and depreciation were $1,266,369 and $2,821,109, respectively, resulting in net unrealized depreciation of investments of $1,554,740.

*	Non-income producing security.
[1]	Some or all of this security was out on loan to various brokers as of June 30, 2015, amounting to:

Fund	Market Value	% of Net Assets
AMG Yacktman Special Opportunities Fund	$601,766	3.4%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
Australia	15.1%	2.4%
Austria	0.0%	0.1%
Belgium	0.0%	0.5%
Bermuda	2.5%	0.0%
Brazil	0.0%	0.7%
Canada	4.6%	3.3%
Chile	0.0%	0.1%
China	0.0%	2.6%
Colombia	0.0%	0.1%
Curacao	2.3%	0.0%
Czech Republic	0.0%	0.0%#
Denmark	0.0%	0.6%
Egypt	0.0%	0.0%#
Finland	0.0%	0.3%
France	5.0%	3.1%
Germany	0.0%	2.9%
Greece	0.0%	0.0%#
Hong Kong	6.7%	1.2%
Hungary	0.0%	0.0%#
India	0.0%	0.8%
Indonesia	0.0%	0.3%
Ireland	0.0%	0.2%
Israel	0.0%	0.2%
Italy	0.0%	0.9%
Japan	12.4%	8.4%
Malaysia	0.0%	0.3%

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
Mexico	0.0%	0.4%
Netherlands	0.8%	0.9%
New Zealand	0.0%	0.1%
Norway	0.0%	0.3%
Peru	0.0%	0.0%#
Philippines	0.0%	0.1%
Poland	0.0%	0.1%
Portugal	0.0%	0.1%
Russia	0.0%	0.4%
Singapore	0.5%	0.5%
South Africa	0.0%	0.8%
South Korea	9.4%	1.6%
Spain	0.0%	1.2%
Sweden	0.0%	1.1%
Switzerland	2.5%	2.9%
Taiwan	0.0%	1.4%
Thailand	0.0%	0.3%
Turkey	0.0%	0.2%
United Arab Emirates	3.2%	0.0%
United Kingdom	7.0%	7.1%
United States	28.0%	51.3%
Supranational & Other	0.0%	0.2%

	100.0%	100.0%

#	Rounds to less than 0.1%.
†	As a percentage of long-term investments on June 30, 2015.

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Special Opportunities Fund
Investments in Securities
Common Stocks
Industrials	$3,337,693	$945,882	—	$4,283,575
Consumer Discretionary	2,921,545	421,449	—	3,342,994
Information Technology	1,894,365	357,727	—	2,252,092
Energy	456,000	1,346,192	—	1,802,192
Financials	674,678	861,951	—	1,536,629
Materials	502,104	80,603	—	582,707
Health Care	216,685	128,246	—	344,931
Consumer Staples	139,159	—	—	139,159
Utilities	75,845	—	—	75,845
Preferred Stocks
Information Technology	70,154	870,946	—	941,100
Consumer Discretionary	167,563	84,419	—	251,982
Industrials	174,943	72,626	—	247,569
Consumer Staples	—	151,807	—	151,807
Corporate Bonds and Notes†	—	1,095,000	—	1,095,000
Short-Term Investments
Repurchase Agreements	—	628,264	—	628,264
Other Investment Companies	826,762	—	—	826,762

Total Investments in Securities	$11,457,496	$7,045,112	—	$18,502,608

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes by major industry, please refer to the Schedule of Portfolio Investments.

As of June 30, 2015, the AMG Yacktman Special Opportunities Fund had transfers between levels 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$2,035,660	$(1,426,264)	$1,426,264	$(2,035,660)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities (unaudited)
June 30, 2015

Assets:
Investments at value (including securities on loan valued at $601,766)*	$18,502,608
Foreign currency**	35,700
Dividends and other receivables	56,074
Receivable from affiliate	6,124
Prepaid expenses	9,812
Total assets	18,610,318
Liabilities:
Payable upon return of securities loaned	628,264
Payable for investments purchased	444,502
Accrued expenses:
Investment advisory and management fees	15,060
Administrative fees	438
Trustees fees and expenses	59
Other	25,145
Total liabilities	1,113,468

Net Assets	$17,496,850
Net Assets Represent:
Paid-in capital	$18,562,152
Undistributed net investment income	52,824
Accumulated net realized gain from investments	416,076
Net unrealized depreciation of investments and foreign currency translations	(1,534,202)
Net Assets	$17,496,850
Institutional Class:
Net Assets	$17,496,850
Shares outstanding	1,868,168
Net asset value, offering and redemption price per share	$9.37
* Investments at cost	$20,036,324
** Foreign currency at cost	$35,788

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations (unaudited)
For the six months ended June 30, 2015

Investment Income:
Dividend income	$193,351
Securities lending income	3,268
Interest income	25,266
Foreign withholding tax	(17,944)
Total investment income	203,941
Expenses:
Investment advisory and management fees	124,462
Administrative fees	2,626
Professional fees	12,708
Registration fees	17,415
Custodian	9,624
Report to shareholders	5,795
Trustees fees and expenses	459
Transfer agent	314
Miscellaneous	450
Total expenses before offsets	173,853
Expense reimbursements	(36,259)
Net expenses	137,594

Net investment income	66,347
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	351,631
Net realized loss on foreign currency transactions	(10,997)
Net change in unrealized appreciation (depreciation) of investments	(564,913)
Net change in unrealized appreciation (depreciation) of foreign currency translations	(368)
Net realized and unrealized loss	(224,647)

Net decrease in net assets resulting from operations	$(158,300)

The accompanying notes are an integral part of these financial statements.

14

Statement of Changes in Net Assets
For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014.

	AMG Yacktman Special Opportunities Fund
	June 30, 2015	December 31, 2014*
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$66,347	$(3,321)
Net realized gain on investments and foreign currency transactions	340,634	86,379
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(565,281)	(968,921)
Net decrease in net assets resulting from operations	(158,300)	(885,863)
Distributions to Shareholders:
From net investment income	—	(21,139)
Capital Share Transactions:
Institutional Class:
Proceeds from sale of shares	110,000	18,431,013
Reinvestment of dividends	—	21,139
Net increase from capital share transactions	110,000	18,452,152

Total increase (decrease) in net assets	(48,300)	17,545,150
Net Assets:
Beginning of period	17,545,150	—
End of period	$17,496,850	$17,545,150
End of period undistributed (distributions in excess of) net investment income	$52,824	$(13,523)

Capital Share Transactions:
Institutional Class:
Sale of shares	11,620	1,854,286
Reinvested shares from dividends	—	2,261
Net increase in Institutional Class shares	11,620	1,856,547

*	Commencement of operations was on June 30, 2014.

The accompanying notes are an integral part of these financial statements.

15

AMG Yacktman Special Opportunities Fund
Financial Highlights
For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2015 (unaudited)	For the period ended December 31, 2014*
Net Asset Value, Beginning of Period	$9.45	$10.00
Income from Investment Operations:
Net investment Income (loss)[1,2]	0.04	(0.00)#
Net realized and unrealized loss on investments	(0.12)	(0.54)
Total from investment operations	(0.08)	(0.54)
Distributions to Shareholders from:
Net investment income	—	(0.01)
Net Asset Value, End of Period	$9.37	$9.45
Total Return[2]	(0.85)%[5,6]	(5.39)%[5,6]
Ratio of net expenses to average net assets (with offsets/reductions)	1.57%[4,7]	1.65%[6,7]
Ratio of expenses to average net assets (with offsets)	1.57%[4,7]	1.65%[6,7]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.99%[4,7]	2.60%[6,7]
Ratio of net investment income (loss) to average net assets	0.76%[4,7]	(0.04)%[6,7]
Portfolio turnover	12%[5]	7%[5]
Net assets at end of period (000’s omitted)	$17,497	$17,545

Notes to Financial Highlights (unaudited)

*	Commencement of operations was on June 30, 2014.
#	Rounds to less than $(0.01) per share or (0.01)%.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been reduced.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 of Notes to Financial Statements.)
[4]	Includes a performance adjustment amounting to 0.08% of average daily net assets. (See Note 2 of Notes to Financial Statements.)
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[6]	Not annualized.
[7]	Annualized.

16

Notes to Financial Statements (unaudited)
June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Yacktman Special Opportunities Fund (the “Fund”). The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2015, the Fund received no fees.

The Fund has established three classes of shares: Service Class, Investor Class and Institutional Class. Currently, the Fund offers Institutional Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

17

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the period from June 30, 2014 to June 30, 2015, the Fund’s custodian expense was not reduced.

Overdrafts fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, the Fund did not incur overdraft fees.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to differing treatments for losses deferred due to wash sales and PFICs.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

18

Notes to Financial Statements (continued)

Capital losses may be carried forward for an unlimited time period. Capital losses that are carried forward retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2015, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2015, certain affiliated shareholders of record, individually or collectively held greater than 10% of the net assets of the Fund as follows: four collectively own 86%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2015, the market value of repurchase agreements outstanding was $628,264.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

The Fund has a performance-based fee structure that consists of a base fee and a performance adjustment (“Performance Adjustment”), with the Performance Adjustment commencing June 30, 2015. The Fund pays a monthly base investment management fee to the Investment Manager at an annual rate of 1.50% of the Fund’s average daily net assets for the month. Beginning June 30, 2015, this monthly fee will be increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment Rate for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2015, the Performance Adjustment decreased management fee by $6,852, resulting in the Fund paying the Investment Manager an annualized rate of 1.42%.

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of investment management fees, shareholder servicing fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, dividends payable with respect to securities sold short, and extraordinary expenses) of the Fund to an annual rate of 0.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

19

Notes to Financial Statements (continued)

For purposes of this contractual expense limitation, “investment management fees” includes any performance adjustments.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s contractual expense limitation amount. For the six months ended June 30, 2015, the Fund’s components of reimbursement available consisted of:

Reimbursement Available - 12/31/14	$72,757
Additional Reimbursements	36,259
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 12/31/14	$109,016

The expiration of the Fund’s reimbursement is as follows:

Expiry Date
Less than 1 year*	$109,016
Within 2 years	—
Within 3 years	—

Total amount subject to reimbursement	$109,016

*	A portion of this represents the expiration amount through the year ended December 31, 2015 of $72,757.

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.03% of average net assets of the Fund for the first $300 million of assets under management, 0.025% for the next $200 million and 0.02% on amounts in excess of $500 million per annum.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2015, the Fund lent varying amounts not exceeding $861,609 for two days earning interest of $23. The interest earned is included in the Statement of Operations as interest income. At June 30, 2015, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government obligations) for the six months ended June 30, 2015, were $4,355,872 and $1,930,980, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any

20

Notes to Financial Statements (continued)

rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2015, the value of the securities loaned and cash collateral received was $601,766 and $628,264, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open repurchase agreements which are subject to a master netting agreement as of June 30, 2015:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Cantor Fitzgerald Securities, Inc.	$628,264	$628,264	—	—

Total	$628,264	$628,264	—	—

7. SUBSEQUENT EVENTS

Effective July 1, 2015, the Fund began offering Service Class shares.

The Fund has determined that no other material events or transactions occurred through the issuance date of the Fund’s financial statements which require additonal disclosure in or adjustment of the Fund’s financial statements.

21

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Yacktman Asset Management LP

6300 Bridgeport Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 2, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	September 2, 2015